As filed with the Securities and Exchange Commission on [12/6/19]

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22486

GPS Funds II

(Exact name of registrant as specified in charter)

1655 Grant Street, 10th Floor

Concord, CA 94520

(Address of principal executive offices) (Zip code)

Patrick Young

AssetMark, Inc.

1655 Grant Street, 10th Floor

Concord, CA 94520

(Name and address of agent for service)

800-664-5345

Registrant’s telephone number, including area code

Date of fiscal year end: March 31, 2020

Date of reporting period: April 1, 2019 through September 30, 2019

Item 1.	Reports to Stockholders.

GuideMark® Funds

GuidePath® Funds

Investment Advisor

AssetMark, Inc.

SEMI-ANNUAL REPORT

September 30, 2019

GUIDEMARK® LARGE CAP CORE FUND

GUIDEMARK® EMERGING MARKETS FUND

GUIDEMARK® SMALL/MID CAP CORE FUND

GUIDEMARK® WORLD EX-US FUND

GUIDEMARK® CORE FIXED INCOME FUND

GUIDEMARK® TAX-EXEMPT FIXED INCOME FUND

GUIDEMARK® OPPORTUNISTIC FIXED INCOME FUND

GUIDEPATH® GROWTH ALLOCATION FUND

GUIDEPATH® CONSERVATIVE ALLOCATION FUND

GUIDEPATH® TACTICAL ALLOCATION FUND

GUIDEPATH® ABSOLUTE RETURN ALLOCATION FUND

GUIDEPATH® MULTI-ASSET INCOME ALLOCATION FUND

GUIDEPATH® FLEXIBLE INCOME ALLOCATION FUND

GUIDEPATH® MANAGED FUTURES STRATEGY FUND

GUIDEPATH® CONSERVATIVE INCOME FUND

GUIDEPATH® INCOME FUND

GUIDEPATH® GROWTH AND INCOME FUND

Notice to Shareholders

Beginning January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, the Fund’s shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports. Instead, these reports will be made available online.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to take any action. If you receive shareholder reports by mail, you will be sent a single-page document that includes the web address to access the full report with instructions to request a printed copy at no charge. You may elect to receive shareholder reports and other communications electronically from the Fund anytime by contacting your financial advisor or institution.

You may elect to receive all future shareholder reports in paper free of charge. If you’d like to continue to receive a paper copy of the full report, visit www.fundreports.com any time prior to January 1, 2021. Your election will apply to all funds held in your account.

11/27/2019

Dear Shareholder:

Enclosed is the Semi-Annual Report for the GuideMark® and GuidePath® Funds covering the period from April 1, 2019 to September 30, 2019.

Market Review

For the six-month period ended September 30, 2019, US equity markets returned 6.1%1 and the US bond market returned 5.4%2. These were atypical return profiles during a time when bond yields fell substantially. During a period of uncertainty and growing tensions in the U.S. and abroad, US equity markets experienced an intra-period decline of more than 6.0% but seemed to shrug off the latest news and ultimately saw strong returns as of the end of the period, culminating in the best nine-month start to the year for US equities since 1997.

Within global equities, US markets provided the strongest returns for the period, as the international developed markets returned 2.9%3 and the emerging markets returned -3.4%4. The rallying US dollar in the third quarter, when investors sought safety amid the growing trade tensions, was the biggest headwind to international market returns, erasing around 2% of gains for US-based investors with unhedged currency positions. Europe provided the strongest relative returns within international developed markets equities during the reporting period, while the UK saw the weakest relative performance due to uncertainty around Brexit5. Within emerging markets equities, Asia saw the weakest relative returns for the period, with China contributing significantly to the region’s relatively weak returns6 amid growing trade tensions.

Within the U.S., there was a rotation toward the more defensive sectors which tend to be sensitive to shifts in interest rates. Utilities, real estate and financials were the top-performing sectors during the reporting period, with each one up over 10% as of the period end7. Two sectors saw negative returns over the period: energy (-9.0%) and healthcare (-0.9%)8. Energy was negatively impacted by a decline in crude oil prices during the period, which fell 8.2% in the third quarter9. Despite the strength of the more defensive high-yielding sectors over the reporting period, the value, yield and size factors saw the weakest results.

As investors sought safer investments, the 10-year US Treasury yield plummeted, lifting the return of long-term Treasuries to an impressive 14.4%10 for the period. In contrast, short-term US Treasuries returned 2.1%11 for the period. Increased demand for longer term US Treasuries also resulted from over $17 trillion of global bonds having a negative yield. While US Treasury yields fell and were generally considered low as of the end of the reporting period, they were still ‘the best house on the block’ compared to their global counterparts. US corporate bonds were also strong for the period, with the investment grade sector outperforming the high yield sector by almost 4%12. In addition to longer duration bonds, investors also sought higher-credit quality in light of market uncertainty during the period.

Similar to the equity markets, the strength of the US dollar substantially weakened the performance of the international bond market. For the period, international bonds returned 2.8% in USD terms without adjusting for currency fluctuations, while currency hedged returns were 5.7%, slightly above the US bond market13.

Fund Review

Looking across the GuideMark® funds, two of the funds outperformed their respective benchmarks during the reporting period. The GuideMark® Emerging Markets Fund outperformed its benchmark, driven by continued strength from the quality factor. The GuideMark® Tax-Exempt Fixed Income Fund also outperformed for the period due to an emphasis on higher-yielding credit and exposure to longer-maturity bonds.

The GuideMark® Large Cap Core Fund, GuideMark® Small/Mid Cap Core Fund and GuideMark® World ex-US Fund all underperformed their respective benchmarks, with the biggest detractor being exposure to the value factor.

The GuideMark® Core Fixed Income Fund and the GuideMark® Opportunistic Fixed Income Fund trailed their respective benchmarks as of the end of the reporting period. Shorter duration positioning within the GuideMark® Core Fixed Income Fund was the main headwind to the Fund’s returns. The GuideMark® Opportunistic Fixed Income Fund’s significant exposure to short duration bonds, underweight allocation to corporate credit and overweight exposure to foreign bonds hurt the Fund’s returns as the long end of the yield curve rallied and the US dollar strengthened during the period.

[1]	US equities represented by the S&P 500® Index.

[2]	US bonds represented by the Bloomberg Barclays U.S. Aggregate Bond Index.

[3]	International developed market equities represented by the MSCI EAFE Index.

[4]	Emerging market equities represented by the MSCI Emerging Markets Index.

[5]	Europe equities represented by the MSCI Europe ex UK Index, and UK equities represented by the MSCI UK Index.

[6]	China equities represented by the MSCI China Index. Asia equities represented by the MSCI EM Asia Index.

[7]

Real estate sector represented by the S&P 500® Real Estate (Sector) Index; financials sector represented by the S&P 500® Financials (Sector) Index; and utilities sector represented by the S&P 500® Utilities (Sector) Index.

[8]	Energy sector represented by the S&P 500® Energy (Sector) Index and healthcare sector represented by the S&P 500® Health Care (Sector) Index.

[9]	Crude oil represented by near-month crude oil futures contracts traded on the New York Mercantile Exchange (NYMEX).

[10]	Long-term Treasuries represented by the Bloomberg Barclays U.S. Long Treasury Index.

[11]	Short-term Treasuries represented by the Bloomberg Barclays U.S. Treasury 1-3 Year Index.

[12]	US corporate bonds represented by the Bloomberg Barclays U.S. Corporate Bond Index and US corporate high yield bonds represented by the Bloomberg Barclays U.S. Corporate High Yield Index.

[13]	International bonds represented by the Bloomberg Barclays Global Aggregate ex-USD Index (unhedged and hedged).

Across the GuidePath® funds, two funds outperformed, two funds were approximately in line with, and three funds underperformed their respective benchmarks during the period. The GuidePath® Tactical Allocation Fund outperformed its benchmark due to higher exposure to equities relative to its benchmark. The GuidePath® Absolute Return Fund outperformed its benchmark due to the Fund’s diversified mix of fixed income sector exposure.

The returns of the GuidePath® Multi-Asset Income Allocation Fund and the GuidePath® Managed Futures Strategy Fund were approximately in line with their respective benchmarks during the period. The GuidePath® Multi-Asset Income Allocation Fund’s longer term bond positions and exposure to US real estate investment trusts (REITs) contributed positively to the Fund’s returns, while weaker returns in international exposures to dividend equities and REITs detracted from the Fund’s returns. Long bond positions, particularly longer maturity bonds, contributed significantly to the GuidePath® Managed Futures Strategy Fund’s returns during the period, while short positions to grains saw slight losses. The GuidePath® Growth Allocation Fund, GuidePath® Conservative Allocation Fund, and GuidePath® Flexible Income Fund underperformed their respective benchmarks. Lagging returns were generally a result of broader diversification, including exposure to US small capitalization stocks, and international and emerging markets exposure, specifically in equities.

The GuidePath® Conservative Income Fund, GuidePath® Income Fund and GuidePath® Growth and Income Fund trailed their respective benchmarks for the reporting period. The GuidePath® Conservative Income Fund’s portfolio was tilted toward cash equivalents during a time when long-term bonds rallied which hurt the Fund’s returns. The GuidePath® Income Fund saw weaker relative returns as a result of its higher-yielding emerging markets bond exposure while the performance of the GuidePath® Growth and Income Fund was adversely impacted by the market oscillations during the period which created a headwind for the volatility targeting component of the Fund’s investment strategy.

Looking Ahead

Given the current market environment uncertainties, particularly with respect to the future actions of the U.S. Federal Reserve, AssetMark does not believe that investors should try to maximize return by doubling down on asset classes and strategies that have outperformed over the past year or two. Instead, we believe investors should emphasize capital protection and prepare for sudden market trend reversals by broadly diversifying across risk assets and strategies. Positioning for an uncertain environment is different from de-risking—it entails broad diversification that seeks to spread portfolio risk across a variety of markets and risk factors. Even when market returns have been trending strongly, market timing is a difficult and frequently disappointing sport.

Please contact your financial advisor to discuss any questions about your investment strategy or changes in your financial goals. We thank you for including the funds in your portfolio and appreciate the trust you have placed in us.

Sincerely,

Carrie E. Hansen

Trustee, Chairperson and President of the Funds

Important Information

All index returns are sourced from Morningstar. It is not possible to invest directly in any index.

Past performance is no guarantee of future results.

The AssetMark platform provides fee-based investment advisory programs. Investors are advised to refer to the appropriate Disclosure Brochure, which can be obtained from your financial advisor, for a full description of services provided, including all applicable fees.

The prospectus includes additional information about the mutual funds regarding investment objectives, risk factors, fees and charges as well as other important information that should be carefully read and considered before investing. You may obtain a prospectus by contacting your registered representative.

AssetMark, Inc. is an investment advisor registered with the Securities and Exchange Commission. The Principal Underwriter for the GuideMark® and GuidePath® Funds is AssetMark Brokerage™, LLC, a member of the Financial Industry Regulatory Authority. AssetMark Brokerage™, LLC is an affiliate of AssetMark, Inc. and shares its address. ©2019 AssetMark, Inc. All rights reserved.

Investment Terms

Currency Hedged Indices seek to mitigate the currency exposures in an index compared to a ‘home’ currency (e.g., the US dollar). A currency hedged index may experience higher or lower returns than an unhedged index, depending on relative currency fluctuations. Currency hedges employed by hedged indices may be imperfect.

Market Capitalization refers to the total value of an issuer’s shares of stock. It is calculated by multiplying the price of a stock by its total number of outstanding shares.

Volatility is a statistical measure of the dispersion of returns for a given security or market index.

Index Definitions

Bloomberg Barclays U.S. Long Treasury Index measures U.S. dollar-denominated, fixed-rate, nominal debt issued by the U.S. Treasury.

Bloomberg Barclays U.S. Treasury 1-3 Year Index measures the performance of the US government bond market and includes public obligations of the U.S. Treasury with a maturity between 1 and up to (but not including) 3 years.

Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based index that measures the investment-grade, U.S. dollar-denominated, fixed rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage- and asset-backed securities. All securities contained in the Bloomberg Barclays U.S. Aggregate Bond Index have a minimum term to maturity of one year.

Bloomberg Barclays U.S. Corporate High Yield Index measures the U.S. dollar denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody’s, Fitch and S&P is Ba1/BB+/BB+ or below.

Bloomberg Barclays U.S. Corporate Bond Index measures the investment grade, fixed-rate, taxable corporate bond market. It includes US dollar-denominated securities publicly issued by US and non-US industrial, utility and financial issuers.

Bloomberg Barclays Global Aggregate ex-USD Index is a measure of global investment grade debt from 24 local currency markets. This multi-currency benchmark includes treasury, government-related, corporate and securitized fixed-rate bonds from both developed and emerging markets issuers, excluding the U.S.

MSCI China Index is a free float-adjusted market capitalization-weighted index designed to measure the performance of large and mid-cap equity securities in the top 85% in market capitalization of the Chinese equity securities markets, as represented by the H-shares, B-shares, Red chips, P-chips and foreign listings such as American Depository Receipts.

MSCI EAFE (Europe, Australasia, Far East) Index measures the equity market performance of countries considered to represent developed markets, excluding the U.S. and Canada.

MSCI Emerging Markets Index measures the equity market performance of countries considered to represent emerging markets.

MSCI EM Asia Index measure the performance of large and mid-cap equities across nine emerging markets counties in Asia, including: China, India, Indonesia, Korea, Malaysia, the Philippines, Taiwan and Thailand.

MSCI Europe ex UK Index measures the performance of the large and mid-cap companies in 15 European developed markets countries. The index covers approximately 85% of the market cap in European developed countries, excluding the U.K.

MSCI UK Index measures the performance of the large and mid-cap segments of the UK equity market.

S&P 500® Index focuses on the large-cap segment of the US equity market. It includes 500 leading companies in leading industries of the U.S. economy, capturing approximately 75% coverage of US equities.

S&P 500® Health Care (Sector) Index comprises those companies included in the S&P® 500 Index that are classified as members of the GICS® health care sector.

S&P 500® Financials (Sector) Index comprises those companies included in the S&P® 500 Index that are classified as members of the GICS® financials sector.

S&P 500® Energy (Sector) Index comprises those companies included in the S&P 500® Index that are classified as members of the GICS® energy sector.

S&P 500® Real Estate (Sector) Index comprises stocks included in the S&P 500® Index that are classified as members of the GICS® real estate sector.

S&P 500® Utilities (Sector) Index comprises those companies included in the S&P 500® Index that are classified as members of the GICS® utilities sector.

GuideMark® Large Cap Core Fund

MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited)

TOTAL RETURN BASED ON A $10,000 INVESTMENT

This chart assumes an initial gross investment of $10,000 made on September 30, 2009. Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. In the absence of fee waivers and reimbursements, when they are necessary to keep expenses at the expense cap, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Index returns do not reflect the effects of fees or expenses. It is not possible to invest directly in an index.

RUSSELL 1000® INDEX – The Russell 1000® Index measures the performance of the large-cap segment of the U.S. equity universe. As of May 10, 2019, the market capitalization of the companies in the Russell 1000® Index ranged from $2.4 billion to $974.2 billion.

AVERAGE ANNUAL TOTAL RETURN (for periods ended September 30)
	One Year	Five Year	Ten Year	Since Inception(1)
GuideMark® Large Cap Core Fund
Service Shares	-0.34%	8.82%	11.20%	4.77%
Institutional Shares	0.24%	9.43%	N/A	9.86%
Russell 1000® Index	3.87%	10.62%	13.23%	7.31	%(2)

(1)	Inception date is 6/29/01 for Service Shares and 4/29/11 for Institutional Shares.

(2)	The return shown for the Russell 1000® Index is from the inception date of the Service Shares. The Russell 1000® Index return from the inception date of the Institutional Shares is 11.86%.

GuideMark® Large Cap Core Fund

MANAGER’S DISCUSSION OF FUND PERFORMANCE (Continued) (Unaudited)

•	For the 6 months ended September 30, 2019, the Fund’s Service Shares returned 3.78%, underperforming the Russell 1000® Index at 5.73%.

•

The Fund maintains consistent and diversified exposure across three factors – momentum, quality, and value – applying a proprietary quantitative investment process. Quality and value both detracted from the Fund’s relative returns while momentum was a slightly positive contributor to Fund during the period.

•

Value stocks underperformed on a global basis. With a backdrop of slowing economic growth, the relative underperformance of value is not surprising given that value stocks tend to be smaller capitalization, more volatile, and less profitable.

•	During the period, momentum benefitted from exposure to lower volatility stocks, which have outperformed amid declining interest rates and falling expectations for future growth.

Components of Portfolio Holdings*

* Pie chart represents percentages of total portfolio, less securities lending collateral.

Top Ten Holdings

Rank	Security/Holding	% of Net Assets
1	Microsoft Corp.	3.56%
2	Apple, Inc.	3.26%
3	Vanguard S&P 500 ETF	3.18%
4	Amazon.com, Inc.	2.19%
5	Facebook, Inc. – Class A	1.30%
6	Johnson & Johnson	1.14%
7	JPMorgan Chase & Co.	0.98%
8	Alphabet, Inc. – Class C	0.96%
9	Alphabet, Inc. – Class A	0.94%
10	The Procter & Gamble Co.	0.91%

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard& Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P, and has been licensed for use by U.S. Bancorp Fund Services, LLC.

GuideMark® Emerging Markets Fund

MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited)

TOTAL RETURN BASED ON A $10,000 INVESTMENT

This chart assumes an initial gross investment of $10,000 made on September 30, 2009. Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. In the absence of fee waivers and reimbursements, when they are necessary to keep expenses at the expense cap, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Index returns do not reflect the effects of fees or expenses. It is not possible to invest directly in an index.

MSCI EMERGING MARKETS INDEX – The MSCI Emerging Markets Index measures the equity market performance of countries considered to represent emerging markets. The emerging market country indices included are: Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Pakistan, Peru, Philippines, Poland, Russia, Qatar, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey and the United Arab Emirates.

AVERAGE ANNUAL TOTAL RETURN (for periods ended September 30)
	One Year	Five Year	Ten Year	Since Inception(1)
GuideMark® Emerging Markets Fund
Service Shares	-1.27%	5.11%	9.35%	4.45%
Institutional Shares(2)	-0.66%	5.31%	N/A	8.12%
MSCI Emerging Markets Index	-1.63%	2.71%	3.73%	9.33	%(3)

(1)	Inception date is 6/29/01 for Service Shares and 4/29/11 for Institutional Shares.

(2)

During the period August 3, 2017 through September 25, 2017, there were no Institutional Shares of the Fund outstanding. Performance information provided for the Institutional Shares during that period reflects the last calculated net asset value of the Institutional Shares on August 2, 2017, without any adjustments. Had there been Institutional Shares outstanding during the period August 3, 2017 through September 25, 2017, their annual returns would have been substantially similar to those of the Service Shares of the Fund because they would have been invested in the same portfolio securities, but would have differed to the extent that the classes have different expenses. Because the Service Shares have higher expenses than the Institutional Shares, the returns of the Service Shares would have been lower than the returns of the Institutional Shares during the same period.

(3)

The return shown for the MSCI Emerging Markets Index is from the inception date of the Service Shares. The MSCI Emerging Markets Index return from the inception date of the Institutional Shares is 0.67%.

GuideMark® Emerging Markets Fund

MANAGER’S DISCUSSION OF FUND PERFORMANCE (Continued) (Unaudited)

•	For the 6 months ended September 30, 2019, the Fund’s Service Shares returned -2.73%, outperforming the MSCI Emerging Markets Index at -3.40%.

•

The Fund maintains consistent and diversified exposure across three factors – momentum, quality, and value – applying a proprietary quantitative investment process. Momentum and quality both contributed positively to the Fund’s relative returns while value detracted from Fund performance during the period.

•

Value stocks underperformed on a global basis. With a backdrop of slowing economic growth, the relative underperformance of value is not surprising given that value stocks tend to be smaller capitalization, more volatile, and less profitable.

•	The quality factor showed strength in emerging markets, despite seeing a reversal in the U.S. during the period.

Components of Portfolio Holdings*

* Pie chart represents percentages of total portfolio, less securities lending collateral.

Top Ten Holdings

Rank	Security/Holding	% of Net Assets
1	Tencent Holdings Ltd.	3.86%
2	Taiwan Semiconductor Manufacturing Co., Ltd.	3.76%
3	Samsung Electronics Co., Ltd.	3.54%
4	Alibaba Group Holding, Ltd. – ADR	3.54%
5	KraneShares Bosera MSCI China A ETF	2.55%
6	iShares Core MSCI Emerging Markets ETF	2.34%
7	iShares MSCI Saudi Arabia ETF	2.17%
8	China Construction Bank Corp. – Series H	1.14%
9	Ping An Insurance Group Co. of China, Ltd. – Series H	1.08%
10	LUKOIL PJSC	0.92%

GuideMark® Small/Mid Cap Core Fund

MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited)

TOTAL RETURN BASED ON A $10,000 INVESTMENT

This chart assumes an initial gross investment of $10,000 made on September 30, 2009. Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. In the absence of fee waivers and reimbursements, when they are necessary to keep expenses at the expense cap, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Index returns do not reflect the effects of fees or expenses. It is not possible to invest directly in an index.

RUSSELL 2500TM INDEX – The Russell 2500TM Index measures the performance of the small- to mid-cap segment of the U.S. equity universe, commonly referred to as “smid” cap. It includes approximately 2,500 of the smallest securities based on a combination of their market cap and current index membership. As of May 10, 2019, the market capitalization of the companies in the Russell 2500TM Index ranged from $152.3 million to $12.2 billion.

AVERAGE ANNUAL TOTAL RETURN (for periods ended September 30)
	One Year	Five Year	Ten Year	Since Inception(1)
GuideMark® Small/Mid Cap Core Fund
Service Shares	-8.11%	6.76%	10.73%	7.02%
Russell 2500TM Index	-4.04%	8.57%	12.22%	8.58%

(1)	Inception date is 6/29/01.

GuideMark® Small/Mid Cap Core Fund

MANAGER’S DISCUSSION OF FUND PERFORMANCE (Continued) (Unaudited)

•	For the 6 months ended September 30, 2019, the Fund’s Service Shares returned -0.09%, underperforming the Russell 2500™ Index at 1.64%.

•

The Fund maintains consistent and diversified exposure across three factors – momentum, quality, and value – applying a proprietary quantitative investment process. Quality and value both detracted from the Fund’s relative returns while momentum was a slightly positive contributor to Fund performance during the period.

•

Value stocks underperformed on a global basis. With a backdrop of slowing economic growth, the relative underperformance of value is not surprising given that value stocks tend to be smaller capitalization, more volatile, and less profitable.

•	During the period, momentum benefitted from exposure to lower volatility stocks, which have outperformed amid declining interest rates and falling expectations for future growth.

Components of Portfolio Holdings*

* Pie chart represents percentages of total portfolio, less securities lending collateral.

Top Ten Holdings

Rank	Security/Holding	% of Net Assets
1	Vanguard Extended Market ETF	3.30%
2	Vista Energy Corp.	0.29%
3	RingCentral, Inc. – Class A	0.27%
4	Pool Corp.	0.27%
5	Burlington Stores, Inc.	0.26%
6	DexCom, Inc.	0.26%
7	NVR, Inc.	0.26%
8	Booz Allen Hamilton Holding Corp. – Class A	0.25%
9	Zebra Technologies Corp. – Class A	0.25%
10	Leidos Holdings, Inc.	0.24%

GuideMark® World ex-US Fund

MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited)

TOTAL RETURN BASED ON A $10,000 INVESTMENT

This chart assumes an initial gross investment of $10,000 made on September 30, 2009. Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. In the absence of fee waivers and reimbursements, when they are necessary to keep expenses at the expense cap, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Index returns do not reflect the effects of fees or expenses. It is not possible to invest directly in an index.

MSCI WORLD EX-USA INDEX – The MSCI World ex-USA Index captures large and mid-cap representation across 22 of 23 developed markets countries excluding the U.S. The developed market country indices included are: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.

AVERAGE ANNUAL TOTAL RETURN (for periods ended September 30)
	One Year	Five Year	Ten Year	Since Inception(1)
GuideMark® World ex-US Fund
Service Shares	-4.28%	2.24%	2.50%	2.58%
Institutional Shares(2)	-3.72%	3.02%	N/A	2.43%
MSCI World ex-USA Index	-0.40%	3.59%	5.29%	5.57	%(3)

(1)	Inception date is 6/29/01 for Service Shares and 4/29/11 for Institutional Shares.

(2)

During the period August 3, 2017 through September 5, 2017, there were no Institutional Shares of the Fund outstanding. Performance information provided for the Institutional Shares during that period reflects the last calculated net asset value of the Institutional Shares on August 2, 2017, without any adjustments. Had there been Institutional Shares outstanding during the period August 3, 2017 through September 5, 2017, their annual returns would have been substantially similar to those of the Service Shares of the Fund because they would have been invested in the same portfolio securities, but would have differed to the extent that the classes have different expenses. Because the Service Shares have higher expenses than the Institutional Shares, the returns of the Service Shares would have been lower than the returns of the Institutional Shares during the same period.

(3)	The return shown for the MSCI World ex-USA Index is from the inception date of the Service Shares. The MSCI World ex-USA Index return from the inception date of the Institutional Shares is 3.73%.

GuideMark® World ex-US Fund

MANAGER’S DISCUSSION OF FUND PERFORMANCE (Continued) (Unaudited)

•	For the 6 months ended September 30, 2019, the Fund’s Service Shares returned 1.46%, underperforming the MSCI World ex-USA. Index at 3.19%.

•

The Fund maintains consistent and diversified exposure across three factors – momentum, quality, and value – applying a proprietary quantitative investment process. Momentum and value both detracted from the Fund’s relative returns while quality was a positive contributor to Fund performance during the period.

•

Value stocks underperformed on a global basis. With a backdrop of slowing economic growth, the relative underperformance of value is not surprising given that value stocks tend to be smaller capitalization, more volatile, and less profitable.

•	The quality factor showed strength in international developed markets, despite seeing a reversal in the US during the period.

Components of Portfolio Holdings*

* Pie chart represents percentages of total portfolio, less securities lending collateral.

Top Ten Holdings

Rank	Security/Holding	% of Net Assets
1	iShares MSCI EAFE ETF	2.23%
2	Nestle SA	2.05%
3	Roche Holdings AG	1.45%
4	Novartis AG	1.15%
5	LVMH Moet Hennessy Louis Vuitton SE	0.70%
6	GlaxoSmithKline PLC	0.70%
7	Nippon Telegraph & Telephone Corp.	0.64%
8	Allianz SE	0.63%
9	L’Oreal SA	0.62%
10	Royal Dutch Shell PLC – Class A	0.61%

GuideMark® Core Fixed Income Fund

MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited)

TOTAL RETURN BASED ON A $10,000 INVESTMENT

This chart assumes an initial gross investment of $10,000 made on September 30, 2009. Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. In the absence of fee waivers and reimbursements, when they are necessary to keep expenses at the expense cap, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Index returns do not reflect the effects of fees or expenses. It is not possible to invest directly in an index.

BLOOMBERG BARCLAYS U.S. AGGREGATE BOND INDEX – The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate debt securities, mortgage- and asset-backed securities. All securities contained in the Bloomberg Barclays U.S. Aggregate Bond Index have a minimum term to maturity of one year.

AVERAGE ANNUAL TOTAL RETURN (for periods ended September 30)
	One Year	Five Year	Ten Year	Since Inception(1)
GuideMark® Core Fixed Income Fund
Service Shares	9.07%	2.59%	3.29%	3.85%
Bloomberg Barclays U.S. Aggregate Bond Index	10.30%	3.38%	3.75%	4.68%

(1)	Inception date is 6/29/01.

GuideMark® Core Fixed Income Fund

MANAGER’S DISCUSSION OF FUND PERFORMANCE (Continued) (Unaudited)

•	For the 6 months ended September 30, 2019, the Fund’s Service Shares returned 5.03%, underperforming the Bloomberg Barclays U.S. Aggregate Bond Index at 5.42%.

•

The Fund’s tactical emphasis on lower duration bonds detracted from returns as interest rates declined during the period. Treasury Inflation Protected Securities (TIPS) also detracted from the Fund’s relative performance in the benign inflation environment.

•

Exposure to securitized sectors, including collateralized loan obligations (CLOs), non-agency mortgage-backed securities (MBS), agency MBS, and commercial MBS contributed positively to the Fund’s returns.

•	Within investment grade credit, an overweight allocation to and security selection within the industrials and financials sectors contributed positively to the Fund’s returns during the period.

Components of Portfolio Holdings*

* Pie chart represents percentages of total portfolio, less securities lending collateral.

Percentages expressed exclude derivative instruments, such as futures and swap contracts.

Top Ten Holdings

Rank	Security/Holding	% of Net Assets
1	U.S. Treasury Note, 2.375%, 08/15/2024	5.20%
2	Federal National Mortgage Association, Pool #TBA 3.000%, 10/15/2042	4.96%
3	Federal National Mortgage Association, Pool #TBA 3.000%, 10/15/2026	2.38%
4	U.S. Treasury Bond, 0.375%, 07/15/2027	2.35%
5	Federal National Mortgage Association, Pool #TBA 3.500%, 10/01/2040	2.24%
6	Federal National Mortgage Association, Pool #BN5279 4.000%, 02/01/2049	2.19%
7	U.S. Treasury Bond, 2.500%, 05/15/2046	1.86%
8	U.S. Treasury Bond, 3.750%, 11/15/2043	1.75%
9	U.S. Treasury Note, 2.875%, 05/31/2025	1.71%
10	Federal National Mortgage Association, Pool #TBA 2.500%, 10/15/2028	1.69%

GuideMark® Tax-Exempt Fixed Income Fund

MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited)

TOTAL RETURN BASED ON A $10,000 INVESTMENT

This chart assumes an initial gross investment of $10,000 made on September 30, 2009. Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. In the absence of fee waivers and reimbursements, when they are necessary to keep expenses at the expense cap, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Index returns do not reflect the effects of fees or expenses. It is not possible to invest directly in an index.

BLOOMBERG BARCLAYS MUNICIPAL BOND INDEX – The Bloomberg Barclays Municipal Bond Index is a market-value-weighted index for the long-term tax-exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds, and pre-refunded bonds.

AVERAGE ANNUAL TOTAL RETURN (for periods ended September 30)
	One Year	Five Year	Ten Year	Since Inception(1)
GuideMark® Tax-Exempt Fixed Income Fund
Service Shares	7.21%	2.89%	3.36%	3.50%
Bloomberg Barclays Municipal Bond Index	8.55%	3.66%	4.16%	4.70%

(1)	Inception date is 6/29/01.

GuideMark® Tax-Exempt Fixed Income Fund

MANAGER’S DISCUSSION OF FUND PERFORMANCE (Continued) (Unaudited)

•	For the 6 months ended September 30, 2019, the Fund’s Service Shares returned 3.82%, outperforming the Bloomberg Barclays Municipal Bond Index at 3.74%.

•	An overweight allocation to lower credit qualities, including high yield tobacco bonds, benefited the Fund’s returns during the period.

•	The Fund’s overweight allocation to the longer end of the yield curve, specifically the longer than 20 year maturities segment, added to the Fund’s returns.

•	Security selection within the short and intermediate sections of the yield curve modestly detracted from Fund performance during the period.

Components of Portfolio Holdings*

* Pie chart represents percentages of total portfolio.

Top Ten Holdings

Rank	Security/Holding	% of Net Assets
1	New York Environmental Facilities Corp., Series B, Prerefunded, Revenue Bond, 5.500%, 10/15/2027	2.55%
2	Wisconsin, Series 2, Unrefunded, GO, 5.000%, 05/01/2025	2.12%
3	Utah Associated Municipal Power Systems San Juan Project, Refunding, Revenue Bond, 5.500%, 06/01/2022	2.10%
4	California Educational Facilities Authority, Revenue Bond, 5.000%, 05/01/2049	1.84%
5	Charleston Educational Excellence Financing Corp., Refunding, Revenue Bond, 5.000%, 12/01/2025	1.81%
6	Virginia College Building Educational Facilities Authority, Revenue Bond, 5.750%, 01/01/2034	1.70%
7	M-S-R Energy Authority, Revenue Bond, 6.500%, 11/01/2039	1.55%
8	Puerto Rico Sales Tax Financing Corp., Series A1, Revenue Bond, 4.750%, 07/01/2053	1.54%
9	Illinois, GO, 5.000%, 01/01/2029	1.53%
10	Central Puget Sound Regional Transit Authority, Series P-1, Refunding, Revenue Bond, 5.000%, 02/01/2027	1.39%

GuideMark® Opportunistic Fixed Income Fund

MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited)

TOTAL RETURN BASED ON A $10,000 INVESTMENT

This chart assumes an initial gross investment of $10,000 made on April 1, 2011 (commencement of the Fund’s Service Shares operations). Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. In the absence of fee waivers and reimbursements, when they are necessary to keep expenses at the expense cap, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Index returns do not reflect the effects of fees or expenses. It is not possible to invest directly in an index.

BLOOMBERG BARCLAYS MULTIVERSE INDEX – The Bloomberg Barclays Multiverse Index provides a broad-based measure of the global fixed-income bond market, and captures investment grade and high yield securities in all eligible currencies.

AVERAGE ANNUAL TOTAL RETURN (for periods ended September 30)
	One Year	Five Year	Since Inception(1)
GuideMark® Opportunistic Fixed Income Fund
Service Shares	2.85%	0.81%	1.72%
Institutional Shares	3.46%	1.59%	2.33%
Bloomberg Barclays Multiverse Index	7.54%	2.14%	2.29	%(2)

(1)	Inception date is 4/1/11 for Service Shares and 4/29/11 for Institutional Shares.

(2)

The return shown for the Bloomberg Barclays Multiverse Index is from the inception date of the Service Shares. The Bloomberg Barclays Multiverse Index return from the inception date of the Institutional Shares is 1.89%.

GuideMark® Opportunistic Fixed Income Fund

MANAGER’S DISCUSSION OF FUND PERFORMANCE (Continued) (Unaudited)

•	For the 6 months ended September 30, 2019, the Fund’s Service Shares returned -0.17%, underperforming the Bloomberg Barclays Multiverse Index at 3.96%.

•	A more defensive posture with an underweight allocation to higher risk corporate credit and lower duration positioning relative to the benchmark detracted from Fund performance during the period.

•

A significant underweight to longer dated US Treasury bonds relative to the benchmark was a large driver of the Fund’s underperformance as long bonds moved higher with the flight to quality amid growing uncertainty.

•

Underweight exposure to corporate credit in favor of securitized credit and exposure to foreign bonds detracted from relative Fund performance. Foreign bonds in particular priced lower during the period based on macroeconomic and country specific risks.

Components of Portfolio Holdings*

* Pie chart represents percentages of total portfolio.

Percentages expressed exclude derivative instruments, such as forward currency contracts and swap contracts.

Top Ten Holdings

Rank	Security/Holding	% of Net Assets
1	Indonesia Treasury Bond, 8.375%, 09/15/2026	3.74%
2	Mexican Bonos, 5.000%, 12/11/2019	3.71%
3	Nota Do Tesouro Nacional, 10.000%, 01/01/2027	2.86%
4	India Government Bond, 8.830%, 11/25/2023	2.21%
5	Brazil Letras do Tesouro Nacional, 7.221%, 07/01/2021	2.20%
6	Federal National Mortgage Association, 3.500%, 04/01/2048	1.79%
7	Federal National Mortgage Association, 3.000%, 04/25/2041	1.69%
8	Federal National Mortgage Association, 2.630%, 09/01/2031	1.41%
9	U.S. Treasury Bond, 2.875%, 05/15/2049	1.36%
10	Federal National Mortgage Association, 3.000%, 04/01/2047	1.34%

GuidePath® Growth Allocation Fund

MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited)

TOTAL RETURN BASED ON A $10,000 INVESTMENT

This chart assumes an initial gross investment of $10,000 made on April 29, 2011 (commencement of the Fund’s Service Shares operations). Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. In the absence of fee waivers and reimbursements, when they are necessary to keep expenses at the expense cap, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Index returns do not reflect the effects of fees or expenses. It is not possible to invest directly in an index.

S&P® TARGET RISK AGGRESSIVE INDEX – The S&P® Target Risk Aggressive Index is designed to measure the performance of an investment benchmark strategy which seeks to emphasize exposure to equity securities, maximizing opportunities for long-term capital accumulation, while also allocating a portion of exposure to fixed income to enhance portfolio efficiency.

AVERAGE ANNUAL TOTAL RETURN (for periods ended September 30)
	One Year	Five Year	Since Inception(1)
GuidePath® Growth Allocation Fund
Service Shares	-0.42%	5.08%	5.29%
Institutional Shares	0.18%	5.70%	7.39%
S&P® Target Risk Aggressive Index	3.25%	7.15%	7.81	%(2)

(1)	Inception date is 4/29/11 for Service Shares and 9/13/12 for Institutional Shares.

(2)

The return shown for the S&P® Target Risk Aggressive Index is annualized from the inception date of the Service Shares. The S&P® Target Risk Aggressive Index average annual return from the inception date of the Institutional Shares is 8.78%.

GuidePath® Growth Allocation Fund

MANAGER’S DISCUSSION OF FUND PERFORMANCE (Continued) (Unaudited)

•	For the 6 months ended September 30, 2019, the Fund’s Service Shares returned 2.26%, underperforming the S&P® Target Risk Aggressive Index at 4.18%.

•

Developed and emerging markets equity exposure hurt the Fund’s returns during the period due to US and China trade tensions. A small country-specific exposure to China was a large detractor from Fund performance.

•	Fund performance was dampened by exposure to small cap equities which lagged large cap equities during the period.

•	U.S. REITs exposure contributed positively to the Fund’s returns as interest rates fell. U.S. large cap equity exposure benefitted Fund performance as overall economic resiliency favored U.S. markets.

Components of Portfolio Holdings*

* Pie chart represents percentages of total portfolio, less securities lending collateral.

Top Ten Holdings

Rank	Security/Holding	% of Net Assets
1	Vanguard S&P 500 ETF	16.96%
2	Vanguard FTSE Developed Markets ETF	12.12%
3	Schwab U.S. Large-Cap ETF	9.21%
4	American Funds – EuroPacific Growth Fund – Class F3	7.46%
5	iShares Core S&P Small-Cap ETF	5.02%
6	American Funds – Fundamental Investors – Class F3	4.96%
7	AMCAP Fund – Class F3	4.88%
8	American Funds – The Growth Fund of America – Class F3	4.88%
9	Schwab U.S. Large-Cap Growth ETF	4.88%
10	Vanguard Russell 1000 Growth ETF	4.87%

GuidePath® Conservative Allocation Fund

MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited)

TOTAL RETURN BASED ON A $10,000 INVESTMENT

This chart assumes an initial gross investment of $10,000 made on April 29, 2011 (commencement of the Fund’s Service Shares operations). Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. In the absence of fee waivers and reimbursements, when they are necessary to keep expenses at the expense cap, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Index returns do not reflect the effects of fees or expenses. It is not possible to invest directly in an index.

S&P® TARGET RISK CONSERVATIVE INDEX – The S&P® Target Risk Conservative Index seeks to emphasize exposure to fixed income securities in order to produce a current income stream and avoid excessive volatility of returns. Equity securities are included to protect long-term purchasing power.

AVERAGE ANNUAL TOTAL RETURN (for periods ended September 30)
	One Year	Five Year	Since Inception(1)
GuidePath® Conservative Allocation Fund
Service Shares	6.03%	3.17%	4.05%
Institutional Shares	6.67%	3.81%	5.39%
S&P® Target Risk Conservative Index	7.77%	4.81%	4.95	%(2)

(1)	Inception date is 4/29/11 for Service Shares and 9/13/12 for Institutional Shares.

(2)

The return shown for the S&P® Target Risk Conservative Index is annualized from the inception date of the Service Shares. The S&P® Target Risk Conservative Index average annual return from the inception date of the Institutional Shares is 4.91%.

GuidePath® Conservative Allocation Fund

MANAGER’S DISCUSSION OF FUND PERFORMANCE (Continued) (Unaudited)

•	For the 6 months ended September 30, 2019, the Fund’s Service Shares returned 4.56%, lagging the S&P® Target Risk Conservative Index at 5.03%.

•

Developed and emerging markets equity exposure hurt the Fund’s returns during the period due to U.S. and China trade tensions. A small country specific exposure to China was a large detractor from Fund performance.

•

Fund performance was dampened by exposure to small cap equities which lagged large cap equities during the period. Exposure to short-term Treasuries and international treasury bonds also tempered Fund returns.

•

Long-term Treasuries were a strong contributor to Fund performance along with U.S. REITs which benefited as interest rates fell. U.S. large cap equity exposure contributed positively to the Fund’s returns as overall economic resiliency favored U.S. markets.

Components of Portfolio Holdings*

* Pie chart represents percentages of total portfolio, less securities lending collateral.

Top Ten Holdings

Rank	Security/Holding	% of Net Assets
1	Vanguard Mortgage-Backed Securities ETF	7.03%
2	iShares Core Growth Allocation ETF	6.45%
3	American Funds – The Income Fund of America – Class F3	6.23%
4	American Funds – Capital Income Builder – Class F3	6.22%
5	Vanguard S&P 500 ETF	5.89%
6	Vanguard High Dividend Yield ETF	5.05%
7	iShares Core Aggressive Allocation ETF	5.04%
8	American Funds – Mutual Fund – Class F3	5.01%
9	Vanguard FTSE Developed Markets ETF	4.87%
10	iShares 1-3 Year Treasury Bond ETF	4.73%

GuidePath® Tactical Allocation Fund

MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited)

TOTAL RETURN BASED ON A $10,000 INVESTMENT

This chart assumes an initial gross investment of $10,000 made on April 29, 2011 (commencement of the Fund’s Service Shares operations). Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. In the absence of fee waivers and reimbursements, when they are necessary to keep expenses at the expense cap, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Index returns do not reflect the effects of fees or expenses. It is not possible to invest directly in an index.

S&P 500® DAILY RISK CONTROL 10% INDEX – The S&P 500® Daily Risk Control 10% Index represents a portfolio of the S&P 500® Low Volatility Index plus an interest accruing cash component. The index is dynamically rebalanced to target a 10% level of volatility. Volatility is calculated as a function of historical returns.

AVERAGE ANNUAL TOTAL RETURN (for periods ended September 30)
	One Year	Five Year	Since Inception(1)
GuidePath® Tactical Allocation Fund
Service Shares	-3.15%	4.27%	4.01%
Institutional Shares	-2.56%	4.90%	5.74%
S&P 500® Daily Risk Control 10% Index	-2.70%	7.78%	7.81	%(2)

(1)	Inception date is 4/29/11 for Service Shares and 9/13/12 for Institutional Shares.

(2)

The return shown for the S&P 500® Daily Risk Control 10% Index is annualized from the inception date of the Service Shares. The S&P 500® Daily Risk Control 10% Index average annual return from the inception date of the Institutional Shares is 9.41%.

GuidePath® Tactical Allocation Fund

MANAGER’S DISCUSSION OF FUND PERFORMANCE (Continued) (Unaudited)

•	For the 6 months ended September 30, 2019, the Fund’s Service Shares returned 2.73%, approximately in line with the S&P® 500 Daily Risk Control 10% Index at 2.69%.

•	Higher equity exposure in the Fund relative to the benchmark during the period contributed positively to the Fund’s returns during the period.

•	Positioning in intermediate to long-term Treasuries lifted Fund returns as interest rates fell in the flight to quality during the period.

•

Sector- and style-specific positioning dragged on the Fund’s returns during the period. Exposures to the technology and healthcare sectors detracted from Fund performance, as the technology sector faced headwinds due to trade concerns while the healthcare sector came under pressure as a result of political criticism.

Components of Portfolio Holdings*

* Pie chart represents percentages of total portfolio, less securities lending collateral.

Top Ten Holdings

Rank	Security/Holding	% of Net Assets
1	Schwab U.S. Large-Cap ETF	21.31%
2	Vanguard S&P 500 ETF	21.30%
3	iShares Core S&P 500 ETF	19.83%
4	SPDR S&P 500 ETF Trust	8.22%
5	ProShares UltraPro S&P 500 ETF	7.68%
6	SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	6.92%
7	Goldman Sachs Access Treasury 0-1 Year ETF	6.17%
8	Direxion Daily S&P 500 Bull 3X Shares ETF	2.39%
9	Vanguard Information Technology ETF	1.35%
10	SPDR Portfolio S&P 500 Growth ETF	1.32%

GuidePath® Absolute Return Allocation Fund

MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited)

TOTAL RETURN BASED ON A $10,000 INVESTMENT

This chart assumes an initial gross investment of $10,000 made on April 29, 2011 (commencement of the Fund’s Service Shares operations). Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. In the absence of fee waivers and reimbursements, when they are necessary to keep expenses at the expense cap, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Index returns do not reflect the effects of fees or expenses. It is not possible to invest directly in an index.

FTSE 3-MONTH TREASURY BILL INDEX – The FTSE 3-Month Treasury Bill Index tracks the performance of U.S. Treasury Bills with a remaining maturity of three months.

AVERAGE ANNUAL TOTAL RETURN (for periods ended September 30)
	One Year	Five Year	Since Inception(1)
GuidePath® Absolute Return Allocation Fund
Service Shares	5.07%	3.38%	2.63%
Institutional Shares	5.70%	4.00%	3.42%
FTSE 3-Month Treasury Bill Index	2.36%	0.96%	0.59	%(2)

(1)	Inception date is 4/29/11 for Service Shares and 9/13/12 for Institutional Shares.

(2)

The return shown for the FTSE 3-Month Treasury Bill Index is annualized from the inception date of the Service Shares. The FTSE 3-Month Treasury Bill Index average annual return from the inception date of the Institutional Shares is 0.69%.

GuidePath® Absolute Return Allocation Fund

MANAGER’S DISCUSSION OF FUND PERFORMANCE (Continued) (Unaudited)

•	For the 6 months ended September 30, 2019, the Fund’s Service Shares returned 2.76%, outperforming the FTSE 3-Month Treasury Bill Index at 1.18%.

•	The Fund’s performance primarily benefited from exposure to mortgage backed securities and core fixed income. An emerging markets bond position also added to the Fund’s returns during the period.

•

Exposure to high yield debt, floating rate notes and long-term Treasuries all contributed positively to the Fund’s returns during the period, which was a period of strength for fixed income investments.

•	A small exposure to emerging markets equity hurt the Fund’s performance during the period due to US and China trade tensions.

Components of Portfolio Holdings*

* Pie chart represents percentages of total portfolio, less securities lending collateral.

Top Ten Holdings

Rank	Security/Holding	% of Net Assets
1	Vanguard Mortgage-Backed Securities ETF	16.52%
2	SPDR Barclays Investment Grade Floating Rate ETF	14.99%
3	BlackRock Low Duration Bond Portfolio – Institutional Shares	11.95%
4	DoubleLine Total Return Bond Fund – Institutional Shares	6.88%
5	SPDR Bloomberg Barclays High Yield Bond ETF	6.86%
6	Vanguard High-Yield Corporate Fund – Admiral Shares	5.87%
7	iShares J.P. Morgan USD Emerging Markets Bond ETF	4.97%
8	ProShares Investment Grade-Interest Rate Hedged ETF	4.48%
9	Vanguard S&P 500 ETF	4.41%
10	iShares 1-3 Year Treasury Bond ETF	4.01%

GuidePath® Multi-Asset Income Allocation Fund

MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited)

TOTAL RETURN BASED ON A $10,000 INVESTMENT

This chart assumes an initial gross investment of $10,000 made on August 31, 2012 (commencement of the Fund’s operations). Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. In the absence of fee waivers and reimbursements, when they are necessary to keep expenses at the expense cap, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Index returns do not reflect the effects of fees or expenses. It is not possible to invest directly in an index.

MORNINGSTAR MULTI-ASSET HIGH INCOME INDEX – The Morningstar Multi-Asset High Income Index is a broadly diversified index that seeks to deliver high current income while maintaining long-term capital appreciation.

AVERAGE ANNUAL TOTAL RETURN (for periods ended September 30)
	One Year	Five Years	Since Inception(1)
GuidePath® Multi-Asset Income Allocation Fund
Service Shares	6.36%	3.82%	4.73%
Morningstar Multi-Asset High Income Index	6.66%	4.48%	4.54%

(1)	Inception date is 8/31/12.

GuidePath® Multi-Asset Income Allocation Fund

MANAGER’S DISCUSSION OF FUND PERFORMANCE (Continued) (Unaudited)

•	For the 6 months ended September 30, 2019, the Fund’s Service Shares returned 3.66%, approximately in line with the Morningstar Multi-Asset High Income Index at 3.67%.

•

Exposures to long-term Treasuries and corporate bonds were strong contributors to Fund returns during the period, as interest rates fell. Emerging markets bonds and high yield bonds also added to the Fund’s returns.

•

Fund returns were hurt by exposure to dividend oriented securities across global equity markets during the period, particularly in emerging markets. Exposure to international real estate also dragged on Fund returns.

•	U.S. REITs exposure helped the Fund’s returns during the period as interest rates fell. U.S. large cap equity exposure added to the Fund’s returns as overall economic resiliency favored U.S. markets.

Components of Portfolio Holdings*

* Pie chart represents percentages of total portfolio, less securities lending collateral.

Top Ten Holdings

Rank	Security/Holding	% of Net Assets
1	SPDR Portfolio S&P 500 High Dividend ETF	22.21%
2	Vanguard International High Dividend Yield ETF	10.53%
3	Vanguard High-Yield Corporate Fund – Admiral Shares	6.26%
4	iShares 0-5 Year High Yield Corporate Bond ETF	6.05%
5	T. Rowe Price Institutional Floating Rate Fund – Investor Shares	5.83%
6	iShares MBS ETF	4.90%
7	Loomis Sayles Global Allocation Fund – Y Shares	4.87%
8	Global X US Preferred ETF	4.13%
9	iShares Emerging Markets Dividend ETF	4.06%
10	iShares 20+ Year Treasury Bond ETF	3.79%

GuidePath® Flexible Income Allocation Fund

MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited)

TOTAL RETURN BASED ON A $10,000 INVESTMENT

This chart assumes an initial gross investment of $10,000 made on August 31, 2012 (commencement of the Fund’s Service Shares operations). Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. In the absence of fee waivers and reimbursements, when they are necessary to keep expenses at the expense cap, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Index returns do not reflect the effects of fees or expenses. It is not possible to invest directly in an index.

BLOOMBERG BARCLAYS U.S. AGGREGATE BOND INDEX – The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate debt securities, mortgage- and asset-backed securities. All securities contained in the Bloomberg Barclays U.S. Aggregate Bond Index have a minimum term to maturity of one year.

AVERAGE ANNUAL TOTAL RETURN (for periods ended September 30)
	One Year	Five Years	Since Inception(1)
GuidePath® Flexible Income Allocation Fund
Service Shares	1.85%	2.18%	1.62%
Institutional Shares	2.47%	2.95%	2.32%
Bloomberg Barclays U.S. Aggregate Bond Index	10.30%	3.38%	2.71	%(2)

(1)	Inception date is 8/31/12 for Service Shares and 9/13/12 for Institutional Shares.

(2)

The return shown for the Bloomberg Barclays U.S. Aggregate Bond Index is from the inception date of the Service Shares. The Bloomberg Barclays U.S. Aggregate Bond Index return from the inception date of the Institutional Shares is 2.78%.

GuidePath® Flexible Income Allocation Fund

MANAGER’S DISCUSSION OF FUND PERFORMANCE (Continued) (Unaudited)

•	For the 6 months ended September 30, 2019, the Fund’s Service Shares returned 1.77%, underperforming the Bloomberg Barclays U.S. Aggregate Bond Index at 5.42%.

•	A generally shorter duration position compared to the benchmark was a large driver of the Fund’s weaker relative returns during the period.

•	Tactical positioning in high yield debt during the early and latter parts of the period detracted from the Fund’s returns given the strength of higher quality bonds during the period.

•	Exposure to long- and intermediate-term Treasuries in the middle part of the period lifted the Fund’s returns as interest rates fell.

Components of Portfolio Holdings*

* Pie chart represents percentages of total portfolio, less securities lending collateral.

Top Ten Holdings

Rank	Security/Holding	% of Net Assets
1	SPDR Bloomberg Barclays High Yield Bond ETF	23.99%
2	BlackRock High Yield Portfolio – Institutional Shares	23.97%
3	iShares iBoxx High Yield Corporate Bond ETF	17.71%
4	Xtrackers USD High Yield Corporate Bond ETF	13.76%
5	iShares 0-5 Year High Yield Corporate Bond ETF	5.01%
6	SPDR Bloomberg Barclays Short Term High Yield Bond ETF	5.00%
7	Invesco Fundamental High Yield Corporate Bond ETF	4.99%
8	Vanguard High-Yield Corporate Fund	4.51%

GuidePath® Managed Futures Strategy Fund

MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited)

TOTAL RETURN BASED ON A $10,000 INVESTMENT

This chart assumes an initial gross investment of $10,000 made on January 19, 2016 (commencement of the Fund’s operations). Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. In the absence of fee waivers and reimbursements, when they are necessary to keep expenses at the expense cap, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Index returns do not reflect the effects of fees or expenses. It is not possible to invest directly in an index.

FTSE 3-MONTH TREASURY BILL INDEX – The FTSE 3-Month Treasury Bill Index tracks the performance of U.S. Treasury Bills with a remaining maturity of three months.

SG TREND INDEX – The SG Trend Index is designed to track the 10 largest (by AUM) trend following commodity trading advisors and be representative of the trend followers in the managed futures space. Managers must meet the following criteria: must be open to new investment, must report returns on a daily basis, must be an industry recognized trend follower as determined at the discretion of the SG Index Committee, and must exhibit significant correlation to trend following peers and the SG Trend Indicator.

AVERAGE ANNUAL TOTAL RETURN (for periods ended September 30)
	One Year	Since Inception(1)
GuidePath® Managed Futures Strategy Fund
Service Shares	5.65%	-3.11%
Institutional Shares	6.29%	-2.53%
FTSE 3-Month Treasury Bill Index	2.36%	1.28%
SG Trend Index	7.88%	-1.37%

(1)	Inception date is 1/19/16 for Service Shares and Institutional Shares.

GuidePath® Managed Futures Strategy Fund

MANAGER’S DISCUSSION OF FUND PERFORMANCE (Continued) (Unaudited)

•

For the 6 months ended September 30, 2019, the Fund’s Service Shares returned 10.42%, approximately in line with the SG Trend Index at 10.47% and outperforming the FTSE 3-Month Treasury Bill Index at 1.18%.

•

Gains within the Fund’s fixed income allocation were the primary tailwind for returns during the period. Marginal losses from commodities and equities were driven by short exposure to grains and long technology sector exposures.

•	Fixed income gains were primarily driven by long positions to long-duration U.S. and European fixed income as interest rates declined throughout the period.

•

Currency positioning marginally impacted Fund returns during the period, as gains from short positions to emerging market currencies were offset by losses from short positions to the Canadian Dollar and Japanese Yen.

Components of Portfolio Holdings*

* Pie chart represents percentages of total portfolio.

Percentages expressed exclude derivative instruments, such as futures contracts.

Top Ten Holdings

Rank	Security/Holding	% of Net Assets
The GuidePath® Managed Futures Strategy Fund did not hold any long term investments as of September 30, 2019.

GuidePath® Conservative Income Fund

MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited)

TOTAL RETURN BASED ON A $10,000 INVESTMENT

This chart assumes an initial gross investment of $10,000 made on April 30, 2018 (commencement of the Fund’s operations). Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. In the absence of fee waivers and reimbursements, when they are necessary to keep expenses at the expense cap, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Index returns do not reflect the effects of fees or expenses. It is not possible to invest directly in an index.

BLOOMBERG BARCLAYS U.S. 1-3 YEAR TREASURY BOND INDEX – The Bloomberg Barclays U.S. 1-3 Year Treasury Bond Index measures the performance of the US government bond market and includes public obligations of the U.S. Treasury with a maturity between 1 and up to (but not including) 3 years. Certain special issues, such as state and local government series bonds (SLGs), as well as U.S. Treasury TIPS, are excluded. Separate trading of registered interest and principal securities (STRIPS) are excluded from the Index because their inclusion would result in double-counting.

CUMULATIVE TOTAL RETURN (for periods ended September 30)
	One Year	Since Inception(1)
GuidePath® Conservative Income Fund
Shares	1.84%	1.86%
Bloomberg Barclays U.S. 1-3 Year Treasury Bond Index	4.43%	3.52%

(1)	Inception date for the Fund is 4/30/18.

GuidePath® Conservative Income Fund

MANAGER’S DISCUSSION OF FUND PERFORMANCE (Continued) (Unaudited)

•	For the 6 months ended September 30, 2019, the Fund returned 1.30%, underperforming the Bloomberg Barclays U.S. 1-3 Year Treasury Bond Index at 2.06%.

•

A target allocation of approximately 50% to cash equivalents detracted from the Fund’s relative returns, as the Federal Reserve transitioned from tightening to easing monetary policy, and bond yields fell across the curve.

•	Exposure to credit, both investment grade and below investment grade (e.g. bank loans, short duration high yield bonds) contributed positively to the Fund’s relative returns.

Components of Portfolio Holdings*

* Pie chart represents percentages of total portfolio, less securities lending collateral.

Top Ten Holdings

Rank	Security/Holding	% of Net Assets
1	iShares 0-5 Year Investment Grade Corporate Bond ETF	25.84%
2	Schwab Short-Term U.S. Treasury ETF	10.18%
3	iShares 0-5 Year High Yield Corporate Bond ETF	7.66%
4	Invesco Senior Loan ETF	7.57%

GuidePath® Income Fund

MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited)

TOTAL RETURN BASED ON A $10,000 INVESTMENT

This chart assumes an initial gross investment of $10,000 made on April 30, 2018 (commencement of the Fund’s operations). Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. In the absence of fee waivers and reimbursements, when they are necessary to keep expenses at the expense cap, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Index returns do not reflect the effects of fees or expenses. It is not possible to invest directly in an index.

BLOOMBERG BARCLAYS U.S. AGGREGATE BOND INDEX – The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate debt securities, mortgage- and asset-backed securities. All securities contained in the Bloomberg Barclays U.S. Aggregate Bond Index have a minimum term to maturity of one year.

CUMULATIVE TOTAL RETURN (for periods ended September 30)
	One Year	Since Inception(1)
GuidePath® Income Fund
Shares	4.69%	4.08%
Bloomberg Barclays U.S. Aggregate Bond Index	10.30%	7.61%

(1)	Inception date for the Fund is 4/30/18.

GuidePath® Income Fund

MANAGER’S DISCUSSION OF FUND PERFORMANCE (Continued) (Unaudited)

•	For the 6 months ended September 30, 2019, the Fund returned 4.80%, underperforming the Bloomberg Barclays U.S. Aggregate Bond Index at 5.42%.

•	Exposure to higher yielding emerging market debt hindered the Fund’s relative returns during the period.

•	Exposure to investment grade credit and preferred stock contributed positively to the Fund’s relative returns.

Components of Portfolio Holdings*

* Pie chart represents percentages of total portfolio, less securities lending collateral.

Top Ten Holdings

Rank	Security/Holding	% of Net Assets
1	iShares Core U.S. Aggregate Bond ETF	39.85%
2	iShares Intermediate-Term Corporate Bond ETF	28.81%
3	iShares Preferred & Income Securities ETF	14.76%
4	iShares J.P. Morgan USD Emerging Markets Bond ETF	14.56%

GuidePath® Growth and Income Fund

MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited)

TOTAL RETURN BASED ON A $10,000 INVESTMENT

This chart assumes an initial gross investment of $10,000 made on April 30, 2018 (commencement of the Fund’s operations). Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. In the absence of fee waivers and reimbursements, when they are necessary to keep expenses at the expense cap, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Index returns do not reflect the effects of fees or expenses. It is not possible to invest directly in an index.

MSCI USA HIGH DIVIDEND YIELD INDEX – The MSCI USA High Dividend Yield Index is based on the MSCI USA Index, its parent index, and includes large and mid cap stocks. The index is designed to reflect the performance of equities in the parent index (excluding REITs) with higher dividend income and quality characteristics than average dividend yields that are both sustainable and persistent. The index also applies quality screens and reviews 12-month past performance to omit stocks with potentially deteriorating fundamentals that could force them to cut or reduce dividends.

CUMULATIVE TOTAL RETURN (for periods ended September 30)
	One Year	Since Inception(1)
GuidePath® Growth and Income Fund
Shares	-2.58%	1.56%
MSCI USA High Dividend Yield Index	6.70%	11.45%

(1)	Inception date for the Fund is 4/30/18.

GuidePath® Growth and Income Fund

MANAGER’S DISCUSSION OF FUND PERFORMANCE (Continued) (Unaudited)

•	For the 6 months ended September 30, 2019, the Fund returned 2.09%, underperforming the MSCI USA High Dividend Yield Index at 5.15%.

•

Exposure to REITs (considered a bond proxy sector) dampened Fund returns relative to the benchmark during the period, (though they still contributed positively to the Fund’s returns on an absolute basis) as bond yields oscillated lower and stocks chopped their way higher during the period.

•	Choppy equity market movements impeded returns from the Fund’s volatility targeting component during the period.

Components of Portfolio Holdings*

* Pie chart represents percentages of total portfolio, less securities lending collateral.

Percentages expressed exclude derivative instruments, such as futures contracts and options written.

Top Ten Holdings

Rank	Security/Holding	% of Net Assets
1	Schwab U.S. Large-Cap ETF	20.83%
2	Vanguard Real Estate ETF	13.88%
3	The Procter & Gamble Co.	1.51%
4	Johnson & Johnson	1.40%
5	AT&T, Inc.	1.40%
6	Exxon Mobil Corp.	1.27%
7	Merck & Co, Inc.	1.15%
8	Coca-Cola Co.	1.11%
9	PepsiCo, Inc.	1.10%
10	Intel Corp.	1.08%

GuideMark® Funds and GuidePath® Funds

EXPENSE EXAMPLE (Unaudited)

September 30, 2019

As a shareholder of the GuideMark® & GuidePath® Funds (the “Funds”), you incur ongoing costs, including management fees, distribution and/or service fees, and other Fund expenses. The Expense Example shown in this section is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Examples are based on an investment of $1,000 invested at the beginning of a six-month period and held for the entire period, which for all Funds is from April 1, 2019 to September 30, 2019, except as otherwise noted below.

Actual Expenses

The first line of the Expense Example table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

The example includes, but is not limited to, management fees, shareholder servicing fees, distribution fees, fund accounting fees, custody fees and transfer agent fees. However, the example below does not include portfolio trading commissions and related expenses, interest expense or dividends on short positions taken by a Fund and other extraordinary expenses as determined under U.S. generally accepted accounting principles. To the extent that a Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which a Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the example below.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expenses ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

GuideMark® Funds and GuidePath® Funds

EXPENSE EXAMPLE (Continued) (Unaudited)

September 30, 2019

Fund		Beginning Account Value April 1, 2019	Ending Account Value September 30, 2019	Annualized Expense Ratio[1] based on the period April 1, 2019 – September 30, 2019	Expenses Paid During Period[2] April 1, 2019 – September 30, 2019
INSTITUTIONAL SHARES
GuideMark® Large Cap Core Fund	Actual	$1,000.00	$1,040.90	0.61%	$3.11
	Hypothetical[3]	$1,000.00	$1,021.95	0.61%	$3.08
GuideMark® Emerging Markets Fund	Actual	$1,000.00	$975.80	1.06%	$5.24
	Hypothetical[3]	$1,000.00	$1,019.70	1.06%	$5.35
GuideMark® World ex-US Fund	Actual	$1,000.00	$1,017.40	0.81%	$4.09
	Hypothetical[3]	$1,000.00	$1,020.95	0.81%	$4.09
GuideMark® Opportunistic Fixed Income Fund	Actual	$1,000.00	$1,001.30	0.95%	$4.75
	Hypothetical[3]	$1,000.00	$1,020.25	0.95%	$4.80
GuidePath® Growth Allocation Fund	Actual	$1,000.00	$1,025.70	0.39%	$1.98
	Hypothetical[3]	$1,000.00	$1,023.05	0.39%	$1.97
GuidePath® Conservative Allocation Fund	Actual	$1,000.00	$1,048.80	0.19%	$0.97
	Hypothetical[3]	$1,000.00	$1,024.05	0.19%	$0.96
GuidePath® Tactical Allocation Fund	Actual	$1,000.00	$1,030.40	0.50%	$2.54
	Hypothetical[3]	$1,000.00	$1,022.50	0.50%	$2.53
GuidePath® Absolute Return Allocation Fund	Actual	$1,000.00	$1,030.60	0.21%	$1.07
	Hypothetical[3]	$1,000.00	$1,023.95	0.21%	$1.06
GuidePath® Flexible Income Allocation Fund	Actual	$1,000.00	$1,020.90	0.18%	$0.91
	Hypothetical[3]	$1,000.00	$1,024.10	0.18%	$0.91
GuidePath® Managed Futures Strategy Fund	Actual	$1,000.00	$1,107.60	1.30%	$6.85
	Hypothetical[3]	$1,000.00	$1,018.50	1.30%	$6.56
[1]	The expense ratio excludes the securities lending credit.

[2]

Expenses (net of waivers, if applicable) are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 to reflect the one-half year period.

[3]	5% annualized return before expenses.

Fund		Beginning Account Value April 1, 2019	Ending Account Value September 30, 2019	Annualized Expense Ratio[1] based on the period April 1, 2019 – September 30, 2019	Expenses Paid During Period[2] April 1, 2019 – September 30, 2019
SINGLE CLASS SHARES
GuidePath® Conservative Income Fund	Actual	$1,000.00	$1,013.00	0.65%	$3.27
	Hypothetical[3]	$1,000.00	$1,021.75	0.65%	$3.29
GuidePath® Income Fund	Actual	$1,000.00	$1,048.00	0.82%	$4.20
	Hypothetical[2]	$1,000.00	$1,020.90	0.82%	$4.14
GuidePath® Growth and Income Fund	Actual	$1,000.00	$1,020.90	0.80%	$4.04
	Hypothetical[2]	$1,000.00	$1,021.00	0.80%	$4.04
[1]	The expense ratios excludes the securities lending credit.

[2]

Expenses (net of waiver, if applicable) are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 to reflect the one-half year period.

[3]	5% annualized return before expenses.

GuideMark® Funds and GuidePath® Funds

EXPENSE EXAMPLE (Continued) (Unaudited)

September 30, 2019

Fund		Beginning Account Value April 1, 2019	Ending Account Value September 30, 2019	Annualized Expense Ratio[1] based on the period April 1, 2019 – September 30, 2019	Expenses Paid During Period[2] April 1, 2019 – September 30, 2019
SERVICE SHARES
GuideMark® Large Cap Core Fund	Actual	$1,000.00	$1,037.80	1.19%	$6.06
	Hypothetical[3]	$1,000.00	$1,019.05	1.19%	$6.01
GuideMark® Emerging Markets Fund	Actual	$1,000.00	$972.70	1.67%	$8.24
	Hypothetical[3]	$1,000.00	$1,016.65	1.67%	$8.42
GuideMark® Small/Mid Cap Core Fund	Actual	$1,000.00	$999.10	1.53%	$7.65
	Hypothetical[3]	$1,000.00	$1,017.35	1.53%	$7.72
GuideMark® World ex-US Fund	Actual	$1,000.00	$1,014.60	1.38%	$6.95
	Hypothetical[3]	$1,000.00	$1,018.10	1.38%	$6.96
GuideMark® Core Fixed Income Fund	Actual	$1,000.00	$1,050.30	1.19%	$6.10
	Hypothetical[3]	$1,000.00	$1,019.05	1.19%	$6.01
GuideMark® Tax-Exempt Fixed Income Fund	Actual	$1,000.00	$1,038.20	1.29%	$6.57
	Hypothetical[3]	$1,000.00	$1,018.55	1.29%	$6.51
GuideMark® Opportunistic Fixed Income Fund	Actual	$1,000.00	$998.30	1.55%	$7.74
	Hypothetical[3]	$1,000.00	$1,017.25	1.55%	$7.82
GuidePath® Growth Allocation Fund	Actual	$1,000.00	$1,022.60	0.99%	$5.01
	Hypothetical[3]	$1,000.00	$1,020.05	0.99%	$5.00
GuidePath® Conservative Allocation Fund	Actual	$1,000.00	$1,045.60	0.79%	$4.04
	Hypothetical[3]	$1,000.00	$1,021.05	0.79%	$3.99
GuidePath® Tactical Allocation Fund	Actual	$1,000.00	$1,027.30	1.10%	$5.58
	Hypothetical[3]	$1,000.00	$1,019.50	1.10%	$5.55
GuidePath® Absolute Return Allocation Fund	Actual	$1,000.00	$1,027.60	0.81%	$4.11
	Hypothetical[3]	$1,000.00	$1,020.95	0.81%	$4.09
GuidePath® Multi-Asset Income Allocation Fund	Actual	$1,000.00	$1,036.60	1.14%	$5.80
	Hypothetical[3]	$1,000.00	$1,019.30	1.14%	$5.76
GuidePath® Flexible Income Allocation Fund	Actual	$1,000.00	$1,017.70	0.78%	$3.93
	Hypothetical[3]	$1,000.00	$1,021.10	0.78%	$3.94
GuidePath® Managed Futures Strategy Fund	Actual	$1,000.00	$1,104.20	1.90%	$9.99
	Hypothetical[3]	$1,000.00	$1,015.50	1.90%	$9.57
[1]	The expense ratio excludes the securities lending credit.

[2]

Expenses (net of waiver, if applicable) are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 to reflect the one-half year period.

[3]	5% annualized return before expenses.

GuideMark® Large Cap Core Fund

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2019

Number of Shares		Value
	COMMON STOCKS - 91.95%
	Aerospace & Defense - 1.38%
4,303	Arconic, Inc.	$111,878
824	Curtiss-Wright Corp.	106,601
5,590	HEICO Corp. - Class A	543,963
3,977	HEICO Corp. (a)	496,648
1,507	Hexcel Corp. (a)	123,770
989	L3Harris Technologies, Inc.	206,345
1,325	Lockheed Martin Corp.	516,830
2,395	Northrop Grumman Corp.	897,622
1,037	Spirit AeroSystems Holdings, Inc. - Class A	85,283
655	Teledyne Technologies, Inc. (b)	210,903
5,698	Textron, Inc.	278,974
3,769	The Boeing Co.	1,433,991
799	TransDigm Group, Inc. (a)(b)	416,015
2,958	United Technologies Corp.	403,826

		5,832,649

	Air Freight & Logistics - 0.32%
5,047	C.H. Robinson Worldwide, Inc. (a)	427,884
1,012	FedEx Corp.	147,317
10,912	XPO Logistics, Inc. (a)(b)	780,972

		1,356,173

	Airlines - 0.55%
4,898	Alaska Air Group, Inc.	317,929
3,659	Delta Air Lines, Inc.	210,758
34,497	JetBlue Airways Corp. (b)	577,825
6,099	Southwest Airlines Co.	329,407
9,950	United Airlines Holdings, Inc. (a)(b)	879,680

		2,315,599

	Auto Components - 0.09%
4,092	Gentex Corp.	112,673
1,099	Lear Corp.	129,572
943	WABCO Holdings, Inc.	126,127

		368,372

	Automobiles - 0.17%
62,037	Ford Motor Co.	568,259
2,730	Thor Industries, Inc. (a)	154,627

		722,886

	Banks - 3.10%
4,343	Associated Banc-Corp.	87,946
72,265	Bank of America Corp.	2,107,970
3,239	Bank OZK (a)	88,328
4,390	BankUnited, Inc.	147,592
1,791	BB&T Corp. (a)	95,586
12,358	CIT Group, Inc. (a)	559,941
19,978	Citigroup, Inc.	1,380,080
9,249	Citizens Financial Group, Inc.	327,137
1,355	Comerica, Inc.	89,416
7,774	F.N.B. Corp.	89,634
11,772	Fifth Third Bancorp	322,317
12,764	First Horizon National Corp.	206,777
35,144	JPMorgan Chase & Co.	4,136,097
10,876	KeyCorp	194,028
7,361	Popular, Inc.	398,083
12,499	Regions Financial Corp.	197,734
1,654	SunTrust Banks, Inc.	113,795
1,551	Texas Capital Bancshares, Inc. (b)	84,762
1,972	The PNC Financial Services Group, Inc.	276,396

Number of Shares		Value
	Banks (Continued)
5,848	U.S. Bancorp	$323,628
37,211	Wells Fargo & Co.	1,876,923

		13,104,170

	Beverages - 1.62%
2,857	Brown-Forman Corp. - Class A	170,706
7,833	Brown-Forman Corp. - Class B (a)	491,756
9,203	Keurig Dr. Pepper, Inc. (a)	251,426
24,060	Molson Coors Brewing Co. - Class B (a)	1,383,450
6,459	Monster Beverage Corp. (b)	375,009
17,609	PepsiCo, Inc.	2,414,194
32,303	The Coca-Cola Co.	1,758,575

		6,845,116

	Biotechnology - 1.49%
2,073	Alexion Pharmaceuticals, Inc. (b)	203,030
6,758	Alkermes PLC (b)	131,849
5,505	Amgen, Inc.	1,065,273
4,221	Biogen, Inc. (b)	982,733
6,700	Celgene Corp. (b)	665,310
2,155	Exact Sciences Corp. (b)	194,747
23,154	Exelixis, Inc. (b)	409,478
12,305	Gilead Sciences, Inc.	779,891
5,825	Incyte Corp. (b)	432,390
2,665	Ionis Pharmaceuticals, Inc. (a)(b)	159,660
442	Regeneron Pharmaceuticals, Inc. (b)	122,611
4,561	Seattle Genetics, Inc. (b)	389,509
3,950	United Therapeutics Corp. (b)	315,013
2,603	Vertex Pharmaceuticals, Inc. (b)	441,000

		6,292,494

	Building Products - 0.63%
2,381	A. O. Smith Corp. - Class A (a)	113,598
3,942	Allegion PLC (a)	408,588
2,652	Armstrong World Industries, Inc.	256,449
3,547	Johnson Controls International PLC (a)	155,678
1,826	Lennox International, Inc.	443,663
8,452	Masco Corp.	352,279
2,642	Owens Corning, Inc.	166,974
51,881	Resideo Technologies, Inc. (a)(b)	744,492

		2,641,721

	Capital Markets - 1.98%
2,359	Ameriprise Financial, Inc. (a)	347,009
2,066	CME Group, Inc. - Class A	436,628
6,614	Eaton Vance Corp.	297,167
4,359	Evercore, Inc. - Class A	349,156
2,192	FactSet Research Systems, Inc. (a)	532,590
3,013	Intercontinental Exchange, Inc. (a)	278,010
8,320	Janus Henderson Group Plc (a)	186,867
11,714	Lazard, Ltd. - Class A	409,990
4,543	Legg Mason, Inc.	173,497
5,784	LPL Financial Holdings, Inc.	473,710
1,130	MarketAxess Holdings, Inc. (a)	370,075
4,217	Moody’s Corp.	863,768
11,604	Morgan Stanley	495,143
1,419	Morningstar, Inc.	207,373
2,364	MSCI, Inc.	514,761
4,783	S&P Global, Inc.	1,171,739
4,793	SEI Investments Co.	284,009
5,995	State Street Corp.	354,844

See notes to financial statements.

GuideMark® Large Cap Core Fund

SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

September 30, 2019

Number of Shares		Value
	COMMON STOCKS (Continued)
	Capital Markets (Continued)
2,656	T. Rowe Price Group, Inc. (a)	$303,448
2,823	TD Ameritrade Holding Corp.	131,834
4,367	The Charles Schwab Corp.	182,672

		8,364,290

	Chemicals - 0.86%
2,502	Air Products & Chemicals, Inc.	555,094
1,278	Eastman Chemical Co.	94,355
3,239	Ecolab, Inc.	641,451
968	FMC Corp.	84,874
15,922	Huntsman Corp.	370,346
3,321	Linde PLC	643,344
23,047	Olin Corp. (a)	431,440
1,175	PPG Industries, Inc.	139,249
3,409	RPM International, Inc.	234,573
2,358	The Scotts Miracle-Gro Co. - Class A	240,092
9,304	Valvoline, Inc.	204,967

		3,639,785

	Commercial Services & Supplies - 0.76%
72,324	ADT, Inc. (a)	453,471
1,289	Avery Dennison Corp.	146,392
2,336	Cintas Corp. (a)	626,282
4,256	Copart, Inc. (b)	341,884
2,661	IAA, Inc. (b)	111,044
4,719	KAR Auction Services, Inc. (a)	115,851
3,112	Republic Services, Inc.	269,344
18,448	Rollins, Inc. (a)	628,523
4,345	Waste Management, Inc.	499,675

		3,192,466

	Communications Equipment - 1.37%
1,324	Arista Networks, Inc. (a)(b)	316,330
3,063	Ciena Corp. (b)	120,162
53,500	Cisco Systems, Inc.	2,643,435
2,562	EchoStar Corp. - Class A (a)(b)	101,506
3,326	F5 Networks, Inc. (b)	467,037
6,268	Juniper Networks, Inc.	155,133
2,542	Motorola Solutions, Inc.	433,182
1,164	Palo Alto Networks, Inc. (a)(b)	237,258
9,819	QUALCOMM, Inc.	748,993
3,785	Ubiquiti, Inc. (a)(b)	447,614
1,721	ViaSat, Inc. (b)	129,626

		5,800,276

	Construction & Engineering - 0.36%
30,544	AECOM (b)	1,147,232
4,729	Fluor Corp. (a)	90,466
2,178	Jacobs Engineering Group, Inc. (a)	199,287
320	Martin Marietta Materials, Inc.	87,712

		1,524,697

	Consumer Finance - 1.24%
21,372	Ally Financial, Inc.	708,695
10,138	American Express Co.	1,199,123
7,769	Capital One Financial Corp.	706,824
920	Credit Acceptance Corp. (a)(b)	424,405
2,265	Discover Financial Services	183,669
52,220	Navient Corp.	668,416
10,547	OneMain Holdings, Inc.	386,864
24,610	Santander Consumer USA Holdings, Inc.	627,801

Number of Shares		Value
	Consumer Finance (Continued)
9,629	Synchrony Financial	$328,253

		5,234,050

	Containers & Packaging - 0.41%
1,053	AptarGroup, Inc.	124,728
5,649	Ball Corp.	411,304
4,936	Crown Holdings, Inc. (a)(b)	326,072
3,206	International Paper Co. (a)	134,075
6,471	Silgan Holdings, Inc.	194,356
15,120	WestRock Co.	551,124

		1,741,659

	Distributors - 0.24%
2,757	Genuine Parts Co. (a)	274,570
23,538	LKQ Corp. (b)	740,270

		1,014,840

	Diversified Consumer Services - 0.51%
2,591	Bright Horizons Family Solutions, Inc. (b)	395,127
6,511	frontdoor, Inc. (b)	316,239
764	Graham Holdings Co. - Class B	506,876
18,961	H&R Block, Inc. (a)	447,859
2,770	Service Corp. International (a)	132,434
6,208	ServiceMaster Global Holdings, Inc. (b)	347,027

		2,145,562

	Diversified Financial Services - 0.11%
21,178	AXA Equitable Holdings, Inc. (a)	469,305

	Diversified Telecommunication Services - 1.26%
64,487	AT&T, Inc.	2,440,188
59,494	CenturyLink, Inc. (a)	742,485
35,673	Verizon Communications, Inc.	2,153,223

		5,335,896

	Electric Utilities - 1.48%
5,116	American Electric Power Co., Inc.	479,318
4,834	Duke Energy Corp.	463,387
2,500	Edison International	188,550
3,225	Entergy Corp.	378,486
4,459	Evergy, Inc.	296,791
5,043	Eversource Energy	431,025
10,686	Exelon Corp.	516,241
5,861	FirstEnergy Corp.	282,676
6,762	Hawaiian Electric Industries, Inc.	308,415
4,196	NextEra Energy, Inc.	977,626
6,233	OGE Energy Corp. (a)	282,853
25,639	PG&E Corp.	256,390
2,158	Pinnacle West Capital Corp.	209,477
6,136	PPL Corp.	193,223
9,503	The Southern Co.	587,000
6,384	Xcel Energy, Inc.	414,258

		6,265,716

	Electrical Equipment - 0.79%
2,944	Acuity Brands, Inc.	396,822
1,788	Agilent Technologies, Inc. (a)	137,014
1,246	AMETEK, Inc.	114,408
2,185	Eaton Corp. PLC (a)	181,683
3,422	Emerson Electric Co.	228,795
34,604	GrafTech International, Ltd. (a)	442,931
9,165	nVent Electric PLC (a)	201,997
10,429	Regal Beloit Corp.	759,753

See notes to financial statements.

GuideMark® Large Cap Core Fund

SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

September 30, 2019

Number of Shares		Value
	COMMON STOCKS (Continued)
	Electrical Equipment (Continued)
2,152	Rockwell Automation, Inc.	$354,649
669	Roper Industries, Inc. (a)	238,565
1,833	Sensata Technologies Holding PLC (a)(b)	91,760
1,915	Woodward Governor Co.	206,494

		3,354,871

	Electronic Equipment, Instruments & Components - 1.09%
15,992	Arrow Electronics, Inc. (b)	1,192,683
23,941	Avnet, Inc.	1,065,015
2,652	CDW Corp.	326,833
5,026	Cognex Corp.	246,927
1,269	Coherent, Inc. (a)(b)	195,071
2,181	Dolby Laboratories, Inc. - Class A	140,980
5,006	Keysight Technologies, Inc. (a)(b)	486,834
10,520	National Instruments Corp.	441,735
1,527	Universal Display Corp. (a)	256,383
1,179	Zebra Technologies Corp. - Class A (a)(b)	243,310

		4,595,771

	Energy Equipment & Services - 0.32%
85,659	Patterson-UTI Energy, Inc. (a)	732,384
138,970	Transocean, Ltd. (a)(b)	621,196

		1,353,580

	Entertainment - 1.54%
2,443	Activision Blizzard, Inc.	129,284
3,042	Electronic Arts, Inc. (b)	297,568
114,552	Lions Gate Entertainment Corp. - Class A (a)	1,059,606
124,263	Lions Gate Entertainment Corp. - Class B	1,086,059
4,620	Live Nation Entertainment, Inc. (a)(b)	306,491
1,097	Netflix, Inc. (a)(b)	293,579
13,841	The Walt Disney Co.	1,803,759
16,162	Viacom, Inc. - Class A (a)	424,414
33,762	Viacom, Inc. - Class B	811,301
1,170	World Wrestling Entertainment, Inc. - Class A (a)	83,245
33,160	Zynga, Inc. - Class A (a)(b)	192,991

		6,488,297

	Food & Staples Retailing - 2.69%
3,519	Casey’s General Stores, Inc. (a)	567,122
6,516	Costco Wholesale Corp.	1,877,325
18,736	CVS Health Corp.	1,181,680
21,017	Kroger Co.	541,818
56,445	Sprouts Farmers Market, Inc. (b)	1,091,646
10,446	sysco Corp. (a)	829,412
27,786	U.S. Foods Holding Corp. (b)	1,142,005
21,003	Walgreens Boots Alliance, Inc.	1,161,676
25,030	Walmart, Inc.	2,970,560

		11,363,244

	Food Products - 1.71%
3,912	Bunge Ltd.	221,497
4,643	Campbell Soup Co. (a)	217,850
7,024	Conagra Brands, Inc. (a)	215,496
19,573	Flowers Foods, Inc.	452,724
4,854	General Mills, Inc. (a)	267,553
4,280	Hormel Foods Corp.	187,164
4,833	Ingredion, Inc.	395,049
4,456	Lamb Weston Holdings, Inc. (a)	324,040
2,219	McCormick & Co, Inc. - Non Voting (a)	346,830

Number of Shares		Value
	Food Products (Continued)
10,022	Mondelez International, Inc. - Class A	$554,417
29,232	Pilgrim’s Pride Corp. (b)	936,739
5,840	Post Holdings, Inc. (b)	618,106
4,214	The Hershey Co.	653,128
2,495	The J.M. Smucker Co. (a)	274,500
3,275	The Kraft Heinz Co.	91,487
14,141	TreeHouse Foods, Inc. (a)(b)	784,118
7,739	Tyson Foods, Inc. - Class A	666,638

		7,207,336

	Gas Utilities - 0.47%
2,436	Atmos Energy Corp. (a)	277,436
78,005	EQT Corp. (a)	829,973
3,262	National Fuel Gas Co. (a)	153,053
14,726	UGI Corp.	740,276

		2,000,738

	Health Care Equipment & Supplies - 2.47%
2,253	ABIOMED, Inc. (b)	400,786
3,107	Align Technology, Inc. (b)	562,118
4,101	Baxter International, Inc.	358,714
11,285	Boston Scientific Corp. (a)(b)	459,187
2,398	Cantel Medical Corp. (a)	179,370
4,971	Danaher Corp.	717,962
1,802	DENTSPLY SIRONA, Inc.	96,065
3,114	DexCom, Inc. (a)(b)	464,733
4,669	Edwards Lifesciences Corp. (b)	1,026,760
1,591	Hill-Rom Holdings, Inc.	167,421
5,479	Hologic, Inc. (b)	276,635
658	ICU Medical, Inc. (b)	105,017
3,271	IDEXX Laboratories, Inc. (b)	889,483
1,647	Insulet Corp. (a)(b)	271,640
895	Intuitive Surgical, Inc. (b)	483,237
3,949	Masimo Corp. (b)	587,572
6,280	Medtronic PLC	682,134
2,637	Penumbra, Inc. (a)(b)	354,650
2,537	ResMed, Inc. (a)	342,774
2,290	STERIS PLC	330,882
3,629	Stryker Corp. (a)	784,953
946	Teleflex, Inc.	321,403
1,128	The Cooper Cos., Inc.	335,016
1,274	Varian Medical Systems, Inc. (b)	151,721
631	West Pharmaceutical Services, Inc.	89,488

		10,439,721

	Health Care Providers & Services - 2.89%
1,953	AmerisourceBergen Corp. (a)	160,791
3,168	Anthem, Inc.	760,637
20,314	Cardinal Health, Inc. (a)	958,618
16,681	Centene Corp. (b)	721,620
7,473	Cerner Corp. (a)	509,434
1,337	Chemed Corp.	558,291
5,501	Cigna Corp.	834,997
74,991	Covetrus, Inc. (a)(b)	891,643
12,472	DaVita, Inc. (b)	711,777
2,307	Guardant Health, Inc. (b)	147,256
1,808	HCA Healthcare, Inc.	217,719
3,156	Henry Schein, Inc. (a)(b)	200,406
2,316	Humana, Inc.	592,132
2,052	Laboratory Corp. of America Holdings (b)	344,736
5,428	McKesson Corp.	741,791

See notes to financial statements.

GuideMark® Large Cap Core Fund

SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

September 30, 2019

Number of Shares		Value
	COMMON STOCKS (Continued)
	Health Care Providers & Services (Continued)
51,415	MEDNAX, Inc. (b)	$1,163,007
1,913	Molina Healthcare, Inc. (b)	209,894
10,789	UnitedHealth Group, Inc.	2,344,665
1,051	Universal Health Services, Inc. - Class B	156,336

		12,225,750

	Health Care Technology - 0.18%
3,650	Medidata Solutions, Inc. (b)	333,975
2,844	Veeva Systems, Inc. - Class A (b)	434,250

		768,225

	Hotels, Restaurants & Leisure - 2.15%
18,074	Aramark	787,665
13,754	Caesars Entertainment Corp. (b)	160,372
2,315	Carnival Corp. (a)	101,189
453	Chipotle Mexican Grill, Inc. (a)(b)	380,733
2,240	Choice Hotels International, Inc. (a)	199,270
2,413	Darden Restaurants, Inc. (a)	285,265
2,935	Domino’s Pizza, Inc. (a)	717,872
1,870	Dunkin’ Brands Group, Inc.	148,403
2,569	Hilton Worldwide Holdings, Inc.	239,199
6,910	McDonald’s Corp.	1,483,646
8,558	MGM Resorts International	237,228
15,744	Norwegian Cruise Line Holdings, Ltd. (b)	815,067
2,791	Planet Fitness, Inc. - Class A (b)	161,515
20,030	Starbucks Corp. (a)	1,771,053
4,973	Wyndham Destinations, Inc.	228,857
6,956	Yum China Holdings, Inc.	316,011
9,072	Yum! Brands, Inc.	1,029,037

		9,062,382

	Household Durables - 0.67%
1,261	Garmin Ltd. (a)	106,794
7,612	Lennar Corp. - Class A	425,130
7,934	Lennar Corp. - Class B	352,032
93	NVR, Inc. (b)	345,714
14,170	PulteGroup, Inc.	517,914
2,699	Roku, Inc. (b)	274,650
3,077	Tempur Sealy International, Inc. (b)	237,544
13,540	Toll Brothers, Inc.	555,817

		2,815,595

	Household Products - 1.55%
4,244	Church & Dwight, Inc. (a)	319,319
3,281	Clorox Co.	498,285
13,974	Colgate-Palmolive Co.	1,027,229
5,807	Kimberly-Clark Corp.	824,884
31,073	The Procter & Gamble Co.	3,864,860

		6,534,577

	Independent Power and Renewable Electricity Producers - 0.64%
21,963	AES Corp.	358,875
18,963	NRG Energy, Inc. (a)	750,935
58,922	Vistra Energy Corp.	1,574,985

		2,684,795

	Industrial Conglomerates - 0.33%
3,640	3M Co.	598,416
745	Carlisle Companies, Inc.	108,427
4,024	Honeywell International, Inc.	680,861

		1,387,704

Number of Shares		Value
	Insurance - 3.30%
4,669	Aflac, Inc.	$244,282
3,090	American National Insurance Co.	382,326
5,074	Aon PLC	982,174
7,430	Arch Capital Group, Ltd. (b)	311,911
2,582	Arthur J. Gallagher & Co.	231,270
12,886	Athene Holding, Ltd. - Class A (b)	541,985
16,431	Berkshire Hathaway, Inc. - Class B (b)	3,417,977
14,989	Brighthouse Financial, Inc. (b)	606,605
7,024	Brown & Brown, Inc.	253,285
2,348	Chubb, Ltd.	379,061
3,490	Cincinnati Financial Corp. (a)	407,178
2,446	Erie Indemnity Co. - Class A (a)	454,100
2,858	First American Financial Corp.	168,651
3,585	Hartford Financial Services Group, Inc.	217,287
9,174	Lincoln National Corp.	553,376
3,068	Marsh & McLennan Cos., Inc. (a)	306,953
13,584	MetLife, Inc.	640,621
6,235	Old Republic International Corp.	146,959
3,650	Principal Financial Group, Inc.	208,561
5,611	Prudential Financial, Inc. (a)	504,709
2,267	Reinsurance Group of America, Inc.	362,448
1,549	RenaissanceRe Holdings, Ltd.	299,654
1,651	The Allstate Corp.	179,431
905	The Hanover Insurance Group, Inc.	122,664
9,037	The Progressive Corp. (a)	698,108
1,673	The Travelers Cos., Inc. (a)	248,758
11,510	Unum Group	342,077
4,716	W.R. Berkley Corp.	340,637
1,949	Willis Towers Watson PLC	376,099

		13,929,147

	Interactive Media & Services - 3.68%
3,262	Alphabet, Inc. - Class A (b)	3,983,358
3,339	Alphabet, Inc. - Class C (b)	4,070,241
30,846	Facebook, Inc. - Class A (b)	5,493,056
3,432	InterActive Corp. (b)	748,073
9,738	Match Group, Inc. - Class A (a)	695,683
10,285	TripAdvisor, Inc. - Class A (a)(b)	397,824
3,946	Twitter, Inc. (b)	162,575

		15,550,810

	Internet & Direct Marketing Retail - 3.03%
5,328	Amazon.com, Inc. (b)	9,248,928
419	Booking Holdings, Inc. (b)	822,334
10,970	eBay, Inc.	427,611
5,540	Etsy, Inc. (a)(b)	313,010
2,144	Expedia Group, Inc. - Class A (a)	288,175
98,670	Qurate Retail, Inc. - Series A (a)(b)	1,017,781
6,165	Wayfair, Inc. - Class A (a)(b)	691,220

		12,809,059

	IT Services - 5.36%
10,969	Accenture PLC - Class A	2,109,887
2,893	Akamai Technologies, Inc. (b)	264,362
7,922	Alliance Data Systems Corp.	1,015,046
2,867	Amdocs Ltd.	189,537
2,727	Automatic Data Processing, Inc.	440,192
3,156	Black Knight, Inc. (b)	192,705
11,895	Booz Allen Hamilton Holding Corp. - Class A	844,783
3,063	Broadridge Financial Solutions, Inc.	381,129
3,214	CACI International, Inc. - Class A (b)	743,270

See notes to financial statements.

GuideMark® Large Cap Core Fund

SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

September 30, 2019

Number of Shares		Value
	COMMON STOCKS (Continued)
	IT Services (Continued)
10,526	Cognizant Technology Solutions Corp. - Class A	$634,349
6,780	CoreLogic, Inc. (b)	313,711
46,329	DXC Technology Co.	1,366,705
1,520	EPAM Systems, Inc. (b)	277,126
1,846	Euronet Worldwide, Inc. (b)	270,070
5,441	Fidelity National Information Services, Inc.	722,347
7,079	Fiserv, Inc. (b)	733,314
702	FleetCor Technologies, Inc. (b)	201,320
741	Gartner, Inc. (a)(b)	105,956
8,668	Genpact, Ltd.	335,885
5,243	Global Payments, Inc.	833,637
3,004	GoDaddy, Inc. - Class A (b)	198,204
5,916	Leidos Holdings, Inc.	508,066
9,303	MasterCard, Inc. - Class A	2,526,416
1,423	MongoDB, Inc. (a)(b)	171,443
4,755	Okta, Inc. - Class A (a)(b)	468,177
3,866	Paychex, Inc. (a)	319,989
9,954	PayPal Holdings, Inc. (b)	1,031,135
7,419	Sabre Corp.	166,149
5,041	Square, Inc. - Class A (a)(b)	312,290
13,103	Switch, Inc. - Class A (a)	204,669
5,418	The Western Union Co. (a)	125,535
5,077	T-Mobile USA, Inc. (b)	399,915
2,547	Twilio, Inc. - Class A (a)(b)	280,068
3,229	VeriSign, Inc. (b)	609,086
18,683	Visa, Inc. - Class A (a)	3,213,663
644	WEX, Inc. (b)	130,133

		22,640,269

	Leisure Products - 0.28%
2,761	Hasbro, Inc.	327,703
12,791	Mattel, Inc. (a)	145,690
1,279	Polaris, Inc.	112,565
3,056	Pool Corp. (a)	616,395

		1,202,353

	Life Sciences Tools & Services - 0.90%
755	Bio-Techne Corp.	147,731
8,841	Bruker Corp.	388,385
1,691	Charles River Laboratories International, Inc. (b)	223,838
1,170	Illumina, Inc. (b)	355,937
2,090	IQVIA Holdings, Inc. (b)	312,204
1,165	Mettler-Toledo International, Inc. (a)(b)	820,626
1,272	PRA Health Sciences, Inc. (a)(b)	126,221
3,596	Thermo Fisher Scientific, Inc.	1,047,407
1,753	Waters Corp. (a)(b)	391,322

		3,813,671

	Machinery - 1.52%
10,234	AGCO Corp. (a)	774,714
2,061	Allison Transmission Holdings, Inc.	96,970
1,404	Caterpillar, Inc. (a)	177,339
9,060	Colfax Corp. (a)(b)	263,284
2,321	Cummins, Inc.	377,557
1,618	Deere & Co. (a)	272,924
4,671	Donaldson Co., Inc. (a)	243,266
1,285	Dover Corp.	127,935
4,433	Gardner Denver Holdings, Inc. (a)(b)	125,410
55,852	Gates Industrial Corp PLC (a)(b)	562,430
8,052	Graco, Inc. (a)	370,714

Number of Shares		Value
	Machinery (Continued)
3,790	Illinois Tool Works, Inc. (a)	$593,097
2,092	Ingersoll-Rand Plc	257,755
2,798	Lincoln Electric Holdings, Inc. (a)	242,754
4,568	Oshkosh Corp.	346,254
671	Parker-Hannifin Corp.	121,189
920	Snap-on, Inc. (a)	144,017
629	Stanley Black & Decker, Inc.	90,834
17,799	The Timken Co.	774,434
4,915	The Toro Co.	360,270
1,207	Wabtec Corp. (a)	86,735

		6,409,882

	Media - 1.34%
257	Cable One, Inc. (a)	322,458
845	Charter Communications, Inc. - Class A (b)	348,241
40,655	Comcast Corp. - Class A	1,832,727
4,179	Discovery Communications, Inc. - Series A (a)(b)	111,287
4,310	Discovery Communications, Inc. - Series C (a)(b)	106,112
4,068	John Wiley & Sons, Inc. - Class A (a)	178,748
1,073	Liberty Broadband Corp. - Class A (b)	112,150
1,061	Liberty Broadband Corp. - Class C (b)	111,055
8,139	Liberty Media Corp.-Liberty SiriusXM - Class A (b)	338,338
11,158	Liberty Media Corp.-Liberty SiriusXM - Class C (b)	468,190
14,106	News Corp. - Class A	196,355
12,690	News Corp. - Class B	181,404
1,343	Nexstar Media Group, Inc. - Class A (a)	137,402
1,099	Omnicom Group, Inc. (a)	86,052
4,747	Sinclair Broadcast Group, Inc. - Class A	202,887
31,816	Sirius XM Holdings, Inc. (a)	199,009
8,407	The Interpublic Group of Companies, Inc.	181,255
18,602	The New York Times Co. - Class A (a)	529,785

		5,643,455

	Metals & Mining - 0.63%
41,000	Alcoa Corp. (b)	822,870
7,332	Newmont Goldcorp Corp.	278,029
3,705	Nucor Corp. (a)	188,622
5,285	Reliance Steel & Aluminum Co.	526,703
2,571	Royal Gold, Inc. (a)	316,773
18,217	Steel Dynamics, Inc.	542,867

		2,675,864

	Multiline Retail - 1.43%
4,282	Burlington Stores, Inc. (a)(b)	855,629
6,062	Dollar General Corp.	963,494
3,879	Dollar Tree, Inc. (b)	442,827
16,838	Kohl’s Corp. (a)	836,175
81,158	Macy’s, Inc. (a)	1,261,196
14,436	Nordstrom, Inc. (a)	486,060
2,444	Ollie’s Bargain Outlet Holdings, Inc. (a)(b)	143,316
9,722	Target Corp.	1,039,379

		6,028,076

	Multi-Utilities - 0.78%
4,434	Alliant Energy Corp. (a)	239,126
4,501	Ameren Corp.	360,305
5,853	CenterPoint Energy, Inc.	176,643

See notes to financial statements.

GuideMark® Large Cap Core Fund

SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

September 30, 2019

Number of Shares		Value
	COMMON STOCKS (Continued)
	Multi-Utilities (Continued)
5,534	CMS Energy Corp.	$353,899
2,724	Consolidated Edison, Inc.	257,336
3,740	Dominion Energy, Inc. (a)	303,090
1,880	DTE Energy Co.	249,965
5,018	MDU Resources Group, Inc.	141,457
8,195	NiSource, Inc. (a)	245,194
4,107	Public Service Enterprise Group, Inc.	254,963
1,910	Sempra Energy	281,935
4,708	WEC Energy Group, Inc. (a)	447,731

		3,311,644

	Oil, Gas & Consumable Fuels - 1.52%
11,791	Chevron Corp.	1,398,412
5,266	ConocoPhillips	300,057
3,515	EOG Resources, Inc.	260,883
24,962	Exxon Mobil Corp.	1,762,567
15,341	HollyFrontier Corp.	822,891
12,067	Kinder Morgan, Inc.	248,701
14,777	Marathon Petroleum Corp.	897,703
1,172	ONEOK, Inc. (a)	86,365
165,946	Range Resources Corp. (a)	633,914

		6,411,493

	Paper & Forest Products - 0.11%
13,190	Domtar Corp.	472,334

	Personal Products - 0.56%
15,613	Herbalife Nutrition, Ltd. (a)	591,108
14,992	Nu Skin Enterprises, Inc. - Class A	637,610
5,768	The Estee Lauder Cos., Inc. - Class A (a)	1,147,544

		2,376,262

	Pharmaceuticals - 4.30%
15,517	Abbott Laboratories	1,298,307
17,329	AbbVie, Inc.	1,312,152
5,104	Allergan PLC	858,952
11,787	Bristol-Myers Squibb Co. (a)	597,719
3,961	Catalent, Inc. (b)	188,781
10,542	Eli Lilly & Co. (a)	1,178,912
4,319	Horizon Therapeutics Plc (b)	117,606
812	Jazz Pharmaceuticals PLC (b)	104,050
37,147	Johnson & Johnson	4,806,079
33,311	Merck & Co., Inc.	2,804,120
62,377	Mylan NV (a)(b)	1,233,817
11,901	Perrigo Co. PLC (a)	665,147
58,837	Pfizer, Inc.	2,114,014
6,949	Zoetis, Inc.	865,776

		18,145,432

	Professional Services - 0.55%
796	CoStar Group, Inc. (b)	472,187
1,461	Equifax, Inc.	205,519
2,744	IHS Markit, Ltd. (a)(b)	183,519
5,604	ManpowerGroup, Inc.	472,081
9,634	Robert Half International, Inc. (a)	536,228
2,976	Verisk Analytics, Inc.	470,625

		2,340,159

	Real Estate Management & Development - 0.21%
9,037	CBRE Group, Inc. - Class A (b)	479,052
2,955	Jones Lang LaSalle, Inc. (a)	410,922

		889,974

Number of Shares		Value
	Road & Rail - 0.39%
3,479	CSX Corp. (a)	$240,990
3,232	Genesee & Wyoming, Inc. - Class A (b)	357,168
3,637	Landstar System, Inc.	409,454
757	Norfolk Southern Corp.	136,003
2,997	Union Pacific Corp.	485,454

		1,629,069

	Semiconductors & Semiconductor Equipment - 3.36%
31,520	Advanced Micro Devices, Inc. (a)(b)	913,765
1,150	Analog Devices, Inc.	128,489
16,140	Applied Materials, Inc.	805,386
3,954	Broadcom, Inc.	1,091,581
2,153	Cree, Inc. (a)(b)	105,497
4,293	Cypress Semiconductor Corp.	100,199
1,951	Entegris, Inc. (a)	91,814
1,346	First Solar, Inc. (a)(b)	78,081
50,616	Intel Corp.	2,608,242
3,083	KLA Corp.	491,584
3,615	Lam Research Corp.	835,463
5,203	Marvell Technology Group, Ltd. (a)	129,919
3,281	Maxim Integrated Products, Inc. (a)	190,003
1,936	Microchip Technology, Inc. (a)	179,874
31,173	Micron Technology, Inc. (b)	1,335,763
3,304	MKS Instruments, Inc. (a)	304,893
694	Monolithic Power Systems, Inc.	108,007
5,720	NVIDIA Corp.	995,680
28,065	ON Semiconductor Corp. (a)(b)	539,129
2,941	Qorvo, Inc. (b)	218,046
3,927	Skyworks Solutions, Inc. (a)	311,215
5,964	Teradyne, Inc.	345,375
11,644	Texas Instruments, Inc.	1,504,871
5,186	Versum Materials, Inc.	274,495
5,326	Xilinx, Inc.	510,763

		14,198,134

	Software - 8.58%
5,386	Adobe Systems, Inc. (b)	1,487,882
3,405	Alteryx, Inc. - Class A (b)	365,799
1,716	ANSYS, Inc. (a)(b)	379,854
5,333	Aspen Technology, Inc. (b)	656,386
3,638	Atlassian Corp. PLC - Class A (b)	456,351
3,305	Autodesk, Inc. (b)	488,148
2,972	Avalara, Inc. (b)	199,986
13,600	Cadence Design System, Inc. (b)	898,688
2,770	CDK Global, Inc.	133,209
2,454	Ceridian HCM Holding, Inc. (a)(b)	121,154
5,927	Citrix Systems, Inc. (a)	572,074
1,944	Coupa Software, Inc. (a)(b)	251,884
3,384	DocuSign, Inc. (a)(b)	209,537
21,008	Dropbox, Inc. - Class A (b)	423,731
1,902	Elastic NV (a)(b)	156,611
2,336	Fair Isaac Corp.	709,023
6,814	Fortinet, Inc. (a)(b)	523,043
876	HubSpot, Inc. (b)	132,810
4,830	Intuit, Inc.	1,284,490
2,523	Jack Henry & Associates, Inc. (a)	368,282
4,583	LogMeIn, Inc.	325,210
9,498	Manhattan Associates, Inc. (b)	766,204
108,177	Microsoft Corp. (a)	15,039,848
1,457	New Relic, Inc. (a)(b)	89,533
25,425	Nuance Communications, Inc. (a)(b)	414,682

See notes to financial statements.

GuideMark® Large Cap Core Fund

SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

September 30, 2019

Number of Shares		Value
	COMMON STOCKS (Continued)
	Software (Continued)
14,379	Nutanix, Inc. - Class A (a)(b)	$377,449
28,862	Oracle Corp.	1,588,276
1,294	Paycom Software, Inc. (b)	271,080
1,444	Paylocity Holding Corp. (b)	140,905
6,247	Pegasystems, Inc.	425,108
1,376	Proofpoint, Inc. (a)(b)	177,573
3,072	PTC, Inc. (a)(b)	209,449
5,521	RingCentral, Inc. - Class A (b)	693,769
12,015	salesforce.com, Inc. (b)	1,783,507
3,914	ServiceNow, Inc. (a)(b)	993,569
7,432	Smartsheet, Inc. - Class A (a)(b)	267,775
970	Splunk, Inc. (b)	114,324
8,722	SS&C Technologies Holdings, Inc.	449,794
14,860	Symantec Corp.	351,142
4,308	Synopsys, Inc. (b)	591,273
810	The Trade Desk, Inc. - Class A (a)(b)	151,915
2,301	VMware, Inc. - Class A (a)	345,288
1,938	Workday, Inc. - Class A (b)	329,382
4,561	Zscaler, Inc. (a)(b)	215,553
4,573	Zendesk, Inc. (a)(b)	333,280

		36,264,830

	Specialty Retail - 3.49%
2,868	Advance Auto Parts, Inc. (a)	474,367
18,294	AutoNation, Inc. (a)(b)	927,506
825	AutoZone, Inc. (b)	894,812
8,228	Best Buy Co., Inc.	567,650
13,631	Dick’s Sporting Goods, Inc. (a)	556,281
7,130	Floor & Decor Holdings, Inc. - Class A (a)(b)	364,700
15,839	Foot Locker, Inc. (a)	683,611
16,432	L Brands, Inc.	321,903
8,044	Lowe’s Cos., Inc.	884,518
1,981	O’Reilly Automotive, Inc. (b)	789,448
8,084	Ross Stores, Inc.	888,027
532	Sherwin-Williams Co.	292,531
13,889	The Gap, Inc. (a)	241,113
12,331	The Home Depot, Inc.	2,861,039
18,428	The TJX Cos., Inc.	1,027,177
3,545	Tiffany & Co. (a)	328,373
7,134	Tractor Supply Co.	645,199
2,699	Ulta Beauty, Inc. (b)	676,504
29,329	Urban Outfitters, Inc. (a)(b)	823,852
7,145	Williams-Sonoma, Inc. (a)	485,717

		14,734,328

	Technology Hardware, Storage & Peripherals - 4.07%
61,571	Apple, Inc.	13,790,057
2,185	Dell Technologies, Inc. - Class C (b)	113,314
12,136	HP, Inc.	229,613
8,677	International Business Machines Corp. (a)	1,261,809
5,760	NCR Corp. (b)	181,786
7,155	NetApp, Inc. (a)	375,709
18,687	Pure Storage, Inc. - Class A (b)	316,558
9,829	Teradata Corp. (a)(b)	304,699
2,153	Western Digital Corp.	128,405
16,467	Xerox Holdings Corp. (a)(b)	492,528

		17,194,478

	Textiles, Apparel & Luxury Goods - 1.59%
8,989	Capri Holdings, Ltd. (b)	298,075

Number of Shares		Value
	Textiles, Apparel & Luxury Goods (Continued)
4,243	Carter’s, Inc. (a)	$387,004
5,060	Columbia Sportswear Co.	490,263
6,175	lululemon athletica, Inc. (b)	1,188,873
13,655	NIKE, Inc. - Class B	1,282,478
2,117	PVH Corp.	186,783
3,882	Ralph Lauren Corp. (a)	370,615
11,450	Skechers U.S.A., Inc. - Class A (b)	427,657
20,954	Tapestry, Inc.	545,852
16,512	Under Armour, Inc. - Class A (a)(b)	329,249
20,916	Under Armour, Inc. - Class C (a)(b)	379,207
9,157	VF Corp.	814,881

		6,700,937

	Thrifts & Mortgage Finance - 0.04%
8,321	TFS Financial Corp. (a)	149,944

	Tobacco - 0.30%
16,921	Philip Morris International, Inc.	1,284,812

	Trading Companies & Distributors - 0.93%
16,688	Fastenal Co. (a)	545,197
10,012	HD Supply Holdings, Inc. (b)	392,220
6,363	MSC Industrial Direct Co., Inc. - Class A (a)	461,508
1,121	United Rentals, Inc. (b)	139,722
11,829	Univar, Inc. (a)(b)	245,570
2,061	W.W. Grainger, Inc.	612,426
1,505	Watsco, Inc. (a)	254,616
26,341	WESCO International, Inc. (b)	1,258,310

		3,909,569

	Water Utilities - 0.11%
3,182	American Water Works Co., Inc.	395,300
1,920	Aqua America, Inc. (a)	86,073

		481,373

	Wireless Telecommunication Services - 0.17%
16,888	Telephone & Data Systems, Inc.	435,711
7,409	United States Cellular Corp. (b)	278,430

		714,141

	Total Common Stocks (Cost $295,309,999)	388,401,807

	INVESTMENT COMPANIES - 3.18%
	Exchange Traded Funds - 3.18%
49,242	Vanguard S&P 500 ETF	13,423,369

	Total Investment Companies (Cost $11,361,632)	13,423,369

	REAL ESTATE INVESTMENT TRUSTS - 4.22%
	Real Estate Investment Trusts - 4.22%
1,013	Alexandria Real Estate Equities, Inc. (a)	156,042
5,500	American Campus Communities, Inc.	264,440
16,885	American Homes 4 Rent - Class A	437,153
3,441	American Tower Corp.	760,908
7,497	Americold Realty Trust (a)	277,914
5,742	Apartment Investment & Management Co. - Class A	299,388
19,994	Apple Hospitality REIT, Inc.	331,500
1,837	AvalonBay Communities, Inc.	395,561
11,647	Brandywine Realty Trust	176,452
11,534	Brixmor Property Group, Inc. (a)	234,025
5,127	Brookfield Property REIT, Inc. - Class A (a)	104,539
1,960	Camden Property Trust	217,580

See notes to financial statements.

GuideMark® Large Cap Core Fund

SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

September 30, 2019

Number of Shares		Value
	REAL ESTATE INVESTMENT TRUSTS (Continued)
	Real Estate Investment Trusts (Continued)
10,502	Chimera Investment Corp. (a)	$205,419
167,694	Colony Capital, Inc. - Class A (a)	1,009,518
2,491	Crown Castle International Corp.	346,274
3,323	CubeSmart (a)	115,973
3,506	Digital Realty Trust, Inc. (a)	455,114
2,016	Douglas Emmett, Inc.	86,345
7,499	Duke Realty Corp.	254,741
25,507	Empire State Realty Trust, Inc. - Class A	363,985
3,918	EPR Properties	301,137
659	Equinix, Inc.	380,111
6,704	Equity Commonwealth	229,612
2,732	Equity LifeStyle Properties, Inc.	364,995
4,256	Equity Residential (a)	367,123
1,022	Essex Property Trust, Inc.	333,836
2,953	Extra Space Storage, Inc.	344,969
7,340	Gaming and Leisure Properties, Inc.	280,682
7,852	HCP, Inc.	279,767
1,934	Highwoods Properties, Inc.	86,914
28,653	Host Hotels & Resorts, Inc.	495,410
6,328	Invitation Homes, Inc.	187,372
2,300	JBG SMITH Properties (a)	90,183
1,616	Kilroy Realty Corp.	125,870
4,547	Kimco Realty Corp. (a)	94,941
1,197	Lamar Advertising Co. - Class A (a)	98,070
5,499	Liberty Property Trust	282,264
17,106	Medical Properties Trust, Inc. (a)	334,593
2,459	Mid-America Apartment Communities, Inc.	319,695
5,697	National Retail Properties, Inc.	321,311
9,036	Omega Healthcare Investors, Inc. (a)	377,614
7,288	Outfront Media, Inc.	202,461
8,195	Paramount Group, Inc.	109,403
5,377	Prologis, Inc.	458,228
1,539	Public Storage	377,471
5,364	Realty Income Corp.	411,311
11,034	Retail Properties of America, Inc. - Class A	135,939
1,696	SBA Communications Corp. (b)	408,990
19,764	Service Properties Trust (a)(b)	509,714

Number of Shares		Value
	Real Estate Investment Trusts (Continued)
2,373	Spirit Realty Capital, Inc. (a)	$113,572
12,637	Starwood Property Trust, Inc. (a)	306,068
9,609	STORE Capital Corp.	359,473
2,677	Sun Communities, Inc.	397,401
7,068	UDR, Inc.	342,657
4,658	Ventas, Inc.	340,174
23,729	VEREIT, Inc.	232,070
1,382	Vornado Realty Trust	87,992
4,843	Welltower, Inc. (a)	439,018
4,465	WP Carey, Inc. (a)	399,617

	Total Real Estate Investment Trusts (Cost $15,778,221)	17,820,899

	SHORT TERM INVESTMENTS - 0.58%
	Money Market Funds - 0.58%
2,470,057	DWS Government Money Market Series - Institutional Shares Effective Yield, 1.89% (c)	2,470,057

	Total Short Term Investments (Cost $2,470,057)	2,470,057

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL - 20.37%
86,050,938	Mount Vernon Liquid Assets Portfolio, LLC Effective Yield, 2.13% (c)	86,050,938

	Total Investments Purchased with Proceeds from Securities Lending Collateral (Cost $86,050,938)	86,050,938

	Total Investments (Cost $410,970,847) - 120.30%	508,167,070
	Liabilities in Excess of Other Assets - (20.30)%	(85,740,577)

	TOTAL NET ASSETS - 100.00%	$422,426,493

Percentages are stated as a percent of net assets.

(a)	All or portion of this security is on loan.
(b)	Non-income producing security.
(c)	Seven-day yield as of September 30, 2019.

See notes to financial statements.

GuideMark® Emerging Markets Fund

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2019

Number of Shares		Value
	COMMON STOCKS - 88.57%
	Argentina - 0.55%
18,729	Banco BBVA Argentina SA - ADR	$81,097
2,467	Banco Macro SA - ADR	64,191
932	Globant SA (a)(b)	85,353
5,267	Grupo Financiero Galicia SA - ADR (b)	68,471
16,149	YPF SA - ADR (a)	149,378

		448,490

	Brazil - 7.15%
43,485	Ambev SA	200,944
16,125	Atacadao SA	82,236
13,415	B3 SA - Brasil Bolsa Balcao	141,481
11,158	Banco Bradesco SA	84,243
9,872	Banco BTG Pactual SA	139,089
18,352	Banco do Brasil SA	201,411
7,842	Banco Santander Brasil SA	85,801
31,060	BB Seguridade Participacoes SA	262,985
14,351	Centrais Eletricas Brasileiras SA	139,021
15,268	Cia de Saneamento Basico do Estado de Sao Paulo	181,528
26,593	Embraer SA	115,078
7,494	Energisa SA	89,785
11,494	Engie Brasil Energia SA	122,798
3,936	Equatorial Energia SA	95,138
38,898	IRB Brasil Resseguros SA	350,976
63,724	JBS SA	501,823
7,257	Localiza Rent a Car SA	79,400
34,083	Lojas Renner SA	413,184
10,188	M Dias Branco SA	85,968
32,725	Magazine Luiza SA	290,945
29,122	Natura Cosmeticos SA	239,077
8,756	Notre Dame Intermedica Participacoes SA	114,851
61,624	Petroleo Brasileiro SA	448,355
6,542	Porto Seguro SA	93,053
10,454	Raia Drogasil SA	241,187
13,863	Rumo SA (b)	81,944
20,882	Sul America SA	239,882
20,287	Ultrapar Participacoes SA	90,231
49,899	Vale SA	575,737

		5,788,151

	Chile - 0.75%
146,736	Aguas Andinas SA - Series A	80,253
786,517	Banco de Chile	110,146
12,234	Cia Cervecerias Unidas SA	136,596
35,378	Empresas CMPC SA	82,269
484,102	Enel Americas SA	88,606
10,237	Latam Airlines Group SA	113,117

		610,987

	China - 22.99%
1,824	58.com, Inc. - ADR (a)(b)	89,941
373,865	Agricultural Bank of China Ltd. - Series H	146,404
17,123	Alibaba Group Holding, Ltd. - ADR (a)(b)	2,863,479
226,311	Angang Steel Co., Ltd. - Series H	82,608
25,182	Anhui Conch Cement Co., Ltd. - Series H	149,439
46,325	ANTA Sports Products Ltd.	382,931
90,651	Air China Ltd. - Series H (b)	79,563
2,049	Autohome, Inc. - ADR (a)(b)	170,333
262,339	BAIC Motor Corp., Ltd.	162,068
3,033	Baidu, Inc. - ADR (b)	311,671
877,670	Bank of China Ltd. - Series H	344,197

Number of Shares		Value
	China (Continued)
246,960	Bank of Communications Co., Ltd. - Series H	$161,206
4,540	Baozun, Inc. - ADR (a)(b)	193,858
101,879	China Aoyuan Group Ltd.	115,412
569,672	China Cinda Asset Management Co., Ltd. - Series H	111,917
268,528	China CITIC Bank Corp., Ltd. - Series H	143,169
239,358	China Coal Energy Co., Ltd.	97,434
216,542	China Communications Services Corp., Ltd. - Series H	122,763
1,214,863	China Construction Bank Corp. - Series H	925,676
347,000	China Everbright Bank Co., Ltd. - Series H	147,819
41,264	China Merchants Bank Co., Ltd. - Series H	196,258
230,247	China Minsheng Banking Corp., Ltd. - Series H	156,534
170,617	China National Building Material Co., Ltd.	153,032
240,282	China Oriental Group Co., Ltd.	83,081
326,629	China Petroleum & Chemical Corp. - Series H	193,280
107,055	China Resources Pharmaceutical Group, Ltd.	100,153
40,626	China Shenhua Energy Co., Ltd. - Series H	81,563
346,338	China Telecom Corp., Ltd. - Series H	157,708
367,936	China Tower Corp Ltd. - Series H	83,503
338,103	Chongqing Rural Commercial Bank Co., Ltd. - Series H	180,009
227,558	CNOOC, Ltd.	348,421
63,696	Country Garden Holdings Co., Ltd.	80,675
125,656	CSPC Pharmaceutical Group Ltd.	252,169
124,303	Dali Foods Group Co., Ltd.	76,276
172,797	Great Wall Motor Co., Ltd. - Series H	115,790
742,987	Industrial & Commercial Bank of China Ltd. - Series H	497,753
7,417	JD.com, Inc. - ADR (b)	209,234
100,483	Jiangxi Copper Co., Ltd. - Series H	116,372
490,949	Kaisa Group Holdings Ltd.	215,448
95,910	Kingdee International Software Group Co., Ltd.	101,001
218,287	Lenovo Group Ltd.	145,625
104,214	Li Ning Co., Ltd.	298,992
37,647	Longfor Properties Co., Ltd.	140,603
223,067	Maanshan Iron & Steel Co Ltd. - Series H	83,995
4,705	Momo, Inc. - ADR (a)	145,761
1,064	NetEase, Inc. - ADR (a)(b)	283,216
2,090	New Oriental Education & Technology Group, Inc. - ADR (b)	231,488
306,000	PetroChina Co., Ltd. - Series H	156,963
99,746	PICC Property & Casualty Co., Ltd. - Series H (b)	116,387
76,065	Ping An Insurance Group Co. of China, Ltd. - Series H	874,270
157,293	Postal Savings Bank of China Co., Ltd.	95,942
12,097	Shenzhou International Group Holdings Ltd.	157,809
500,362	Shui On Land Ltd.	99,604
1,883	SINA Corp. (b)	73,795
152,123	Sinopec Engineering Group Co Ltd. Series H	95,573
24,597	Sunac China Holdings Ltd.	98,872
2,880	TAL Education Group - ADR (a)(b)	98,611
74,717	Tencent Holdings Ltd.	3,125,257
136,824	Tingyi Cayman Islands Holding Corp.	192,623
100,731	Uni-President China Holdings Ltd.	108,679
24,103	Vipshop Holdings Ltd. - ADR (a)(b)	214,999
108,591	Want Want China Holdings, Ltd.	86,714
2,046	Weibo Corp. - ADR (a)(b)	91,559
55,626	Weichai Power Co., Ltd. - Series H	80,247
157,446	Xinyi Solar Holdings Ltd.	94,592

See notes to financial statements.

GuideMark® Emerging Markets Fund

SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

September 30, 2019

Number of Shares		Value
	COMMON STOCKS (Continued)
	China (Continued)
120,761	Yanzhou Coal Mining Co Ltd. Series H	$122,640
60,469	Yihai International Holding Ltd.	359,430
7,278	Yum China Holdings, Inc.	330,640
307,827	Yuzhou Properties Co Ltd.	122,554
1,555	YY, Inc. - ADR (a)(b)	87,438
60,727	Zhaojin Mining Industry Co., Ltd. - Series H	70,097
47,553	ZTE Corp. - Series H	126,102

		18,611,225

	Colombia - 0.20%
7,332	Bancolombia SA	82,632
15,024	Interconexion Electrica SA ESP	78,747

		161,379

	Egypt - 0.49%
54,211	Commercial International Bank Egypt SAE	258,268
129,005	Eastern Co. SAE	134,790

		393,058

	Hong Kong - 3.45%
646,849	Alibaba Pictures Group Ltd. (b)	104,815
16,547	Beijing Enterprises Holdings Ltd.	76,137
431,103	Bosideng International Holdings Ltd.	183,588
73,806	China Ding Yi Feng Holdings Ltd. (c)(e)(f)	3,578
127,912	China Jinmao Holdings Group Ltd.	73,328
82,346	China Mengniu Dairy Co., Ltd.	308,244
79,491	China Mobile Ltd.	658,484
35,419	China Resources Land Ltd.	148,357
117,065	China Unicom Hong Kong Ltd.	123,934
143,338	CITIC Ltd.	180,937
69,234	Guangdong Investment Ltd.	135,500
129,910	Kunlun Energy Co., Ltd.	111,940
98,503	Nexteer Automotive Group Ltd.	81,346
121,788	Sino Biopharmaceutical Ltd.	154,630
133,292	SSY Group, Ltd.	105,274
204,292	Sun Art Retail Group Ltd.	207,211
612,961	Yuexiu Property Co., Ltd.	132,984

		2,790,287

	Hungary - 0.11%
2,138	OTP Bank Plc (b)	89,059

	India - 8.56%
6,122	Asian Paints Ltd.	152,354
7,134	Avenue Supermarts Ltd. (b)	187,477
16,006	Axis Bank Ltd.	154,895
16,708	Bharat Petroleum Corp Ltd.	111,155
3,258	Britannia Industries Ltd.	135,451
20,041	Dabur India Ltd.	126,574
5,602	Divi’s Laboratories Ltd.	131,811
4,115	Dr. Reddy’s Laboratories Ltd.	156,804
15,281	Glenmark Pharmaceuticals Ltd.	70,100
18,244	HCL Technologies Ltd.	278,234
3,002	Hero MotoCorp Ltd.	114,683
74,700	Hindalco Industries Ltd.	201,996
47,214	Hindustan Petroleum Corp Ltd.	201,695
12,801	Hindustan Unilever Ltd.	358,185
15,350	Housing Development Finance Corp. Ltd.	428,453
20,347	ICICI Bank Ltd.	123,994
7,321	ICICI Lombard General Insurance Co., Ltd.	125,004
17,172	Indiabulls Housing Finance Ltd.	62,241

Number of Shares		Value
	India (Continued)
57,688	Infosys Ltd.	$653,069
7,952	InterGlobe Aviation Ltd.	212,352
30,369	ITC Ltd.	111,423
960	Nestle India Ltd.	188,234
102,927	Oil & Natural Gas Corp. Ltd.	191,585
370	Page Industries Ltd.	117,643
7,581	Pidilite Industries Ltd.	154,497
125,009	REC Ltd.	217,508
24,503	Reliance Industries Ltd. (b)	461,357
5,556	Shriram Transport Finance Co Ltd.	83,970
17,926	Tata Consultancy Services Ltd.	531,010
55,966	Tata Motors Ltd. (b)	92,853
33,073	Tata Steel Ltd.	168,465
14,432	Tech Mahindra Ltd.	145,597
5,844	Titan Co., Ltd.	105,015
16,438	UPL Ltd.	140,163
55,331	Wipro Ltd.	187,500
80,313	Yes Bank Ltd.	47,005

		6,930,352

	Indonesia - 1.82%
1,331,115	Adaro Energy Tbk PT	121,019
114,026	Bank Central Asia Tbk PT	243,784
650,761	Bank Rakyat Indonesia Persero Tbk PT	188,958
2,332,960	Barito Pacific Tbk PT	162,713
441,599	Hanjaya Mandala Sampoerna Tbk PT	71,217
285,257	Indah Kiat Pulp & Paper Corp. Tbk PT	130,181
1,215,482	Kalbe Farma Tbk PT	143,267
693,843	Perusahaan Gas Negara Tbk PT	102,659
463,270	Telekomunikasi Indonesia Persero Tbk PT	139,903
52,013	Unilever Indonesia Tbk PT	170,318

		1,474,019

	Mexico - 2.13%
175,537	Alfa SAB de CV - Series A	154,776
44,536	Alsea SAB de CV	103,814
400,485	America Movil SAB de CV - Series L	297,512
484,811	Cemex SAB de CV	188,677
13,335	Fomento Economico Mexicano SAB de CV	122,200
12,221	Grupo Aeroportuario del Pacifico SAB de CV - Series B	117,949
70,159	Grupo Bimbo SAB de CV - Series A	127,988
24,765	Grupo Financiero Banorte SAB de CV - Series O	133,475
40,467	Kimberly-Clark de Mexico SAB de CV - Series A	81,328
133,688	Wal-Mart de Mexico SAB de CV	396,241

		1,723,960

	Netherlands - 0.31%
3,427	Prosus NV (b)	251,571

	Philippines - 0.36%
5,802	Globe Telecom, Inc.	204,856
35,686	International Container Terminal Services, Inc.	83,043

		287,899

	Poland - 1.14%
11,093	Cyfrowy Polsat SA	73,061
5,674	Dino Polska SA (b)	222,204
6,831	Grupa Lotos SA	150,894
14,939	Jastrzebska Spolka Weglowa SA	81,220
4,074	KGHM Polska Miedz SA	81,317
89	LPP SA	191,099

See notes to financial statements.

GuideMark® Emerging Markets Fund

SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

September 30, 2019

Number of Shares		Value
	COMMON STOCKS (Continued)
	Poland (Continued)
5,142	Polski Koncern Naftowy Orlen SA	$126,575

		926,370

	Qatar - 1.11%
137,960	Ooredoo QPSC	273,718
23,122	Qatar Fuel QSC	149,206
27,710	Qatar Islamic Bank SAQ	118,700
50,280	Qatar National Bank QPSC	266,740
72,650	The Commercial Bank PQSC	86,132

		894,496

	Republic of Korea - 12.44%
925	Amorepacific Corp.	108,532
718	BGF retail Co., Ltd.	118,174
19,836	BNK Financial Group, Inc.	119,053
8,743	Cheil Worldwide, Inc.	181,185
2,258	Daelim Industrial Co Ltd.	196,219
5,104	Daewoo Shipbuilding & Marine Engineering Co., Ltd. (b)	130,261
2,578	DB Insurance Co., Ltd.	111,043
6,966	Fila Korea Ltd.	337,013
6,073	GS Engineering & Construction Corp.	167,325
2,793	GS Holdings Corp.	117,401
5,533	Hana Financial Group, Inc.	162,875
4,323	Hankook Tire Co., Ltd.	116,387
5,513	Hanwha Corp.	116,239
40,733	Hanwha Life Insurance Co., Ltd.	81,027
2,776	HDC Hyundai Development Co-Engineering & Construction - Series E	76,195
2,557	Hotel Shilla Co., Ltd.	184,095
1,825	Hyundai Department Store Co. Ltd.	119,073
614	Hyundai Glovis Co Ltd.	79,979
5,096	Hyundai Marine & Fire Insurance Co., Ltd.	112,357
434	Hyundai Mobis Co., Ltd.	91,332
785	Hyundai Motor Co.	87,893
10,541	Industrial Bank of Korea	116,283
4,354	KB Financial Group, Inc.	155,401
6,608	Kia Motors Corp. (b)	251,944
217	Korea Zinc Co. Ltd.	81,223
10,058	Korean Air Lines Co., Ltd.	192,525
1,945	Kumho Petrochemical Co., Ltd.	116,307
315	LG Chem Ltd.	78,765
2,269	LG Electronics, Inc.	127,739
279	LG Household & Health Care Ltd.	304,507
15,796	LG Uplus Corp.	179,987
46,426	Meritz Securities Co., Ltd. (b)	195,708
449	NCSoft Corp.	195,519
4,039	Orange Life Insurance Ltd.	91,248
681	Pearl Abyss Corp. (b)	112,695
1,183	POSCO	224,247
2,636	POSCO Chemical Co., Ltd.	97,161
8,295	Posco International Corp.	132,464
926	S-1 Corp.	75,944
1,070	Samsung Electro-Mechanics Co., Ltd.	92,073
69,947	Samsung Electronics Co., Ltd.	2,863,914
15,151	Samsung Heavy Industries Co., Ltd.	99,651
651	Samsung SDI Co., Ltd.	121,196
538	Samsung SDS Co., Ltd.	85,615
2,756	Samsung Securities Co Ltd. (b)	81,315
4,764	Shinhan Financial Group Co., Ltd. (b)	166,468

Number of Shares		Value
	Republic of Korea (Continued)
430	Shinsegae, Inc.	$94,215
7,875	SK Hynix, Inc. (b)	540,858
3,601	Woongjin Coway Co., Ltd.	255,080
11,904	Woori Financial Group Inc. (b)	123,740

		10,067,450

	Russian Federation - 4.00%
41,270	Gazprom PJSC - ADR (b)	284,763
9,033	LUKOIL PJSC - ADR	747,300
9,927	MMC Norilsk Nickel PJSC - ADR	254,032
715	Novatek PJSC - ADR (g)	144,625
4,003	Novolipetsk Steel PJSC	86,930
2,122	Polyus PJSC - GDR (g)	122,757
20,711	Rosneft Oil Co PJSC - ADR (g)	133,845
37,721	Sberbank of Russia PJSC - ADR	533,469
9,904	Severstal PJSC - GDR (g)	142,122
36,200	Surgutneftegas OJSC - ADR	193,670
4,243	Tatneft PJSC - ADR	270,916
146,235	VTB Bank PJSC - GDR (g)	189,245
3,865	X5 Retail Group NV	135,148

		3,238,822

	Singapore - 0.12%
10,444	BOC Aviation Ltd.	96,388

	South Africa - 4.33%
13,226	Absa Group Ltd.	133,581
3,968	Anglo American Platinum, Ltd. (b)	239,244
13,273	AngloGold Ashanti Ltd.	245,434
26,840	Aspen Pharmacare Holdings Ltd.	152,556
4,290	Bid Corp. Ltd.	91,172
1,711	Capitec Bank Holdings Ltd.	145,454
7,902	Clicks Group, Ltd.	112,230
32,408	FirstRand Ltd.	133,151
24,328	Gold Fields Ltd.	121,313
4,843	Kumba Iron Ore, Ltd.	119,660
11,775	Liberty Holdings Ltd.	87,389
13,842	Mr. Price Group Ltd.	144,804
19,305	MultiChoice Group Ltd. (b)	150,286
3,427	Naspers Ltd. - N Shares	518,879
7,114	Nedbank Group Ltd.	106,597
125,275	Old Mutual Ltd.	159,873
36,910	Pick n Pay Stores Ltd.	144,968
9,834	Shoprite Holdings Ltd.	79,635
17,604	Standard Bank Group Ltd.	203,100
36,360	Telkom SA SOC Ltd.	169,502
9,714	The Bidvest Group Ltd.	122,438
32,969	Woolworths Holdings Ltd.	120,018

		3,501,284

	Taiwan, Province of China - 12.32%
29,739	Advantech Co., Ltd.	261,589
36,138	ASE Technology Holding Co Ltd.	82,279
69,121	Cathay Financial Holding Co., Ltd.	91,105
31,707	Chailease Holding Co., Ltd.	128,051
152,062	Chang Hwa Commercial Bank Ltd.	106,074
29,053	Chicony Electronics Co Ltd.	85,580
652,496	China Airlines Ltd.	190,937
152,454	China Steel Corp.	113,008
121,901	CTBC Financial Holding Co., Ltd.	80,916
17,062	Delta Electronics, Inc.	72,896
215,098	E.Sun Financial Holdings Co., Ltd.	181,960

See notes to financial statements.

GuideMark® Emerging Markets Fund

SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

September 30, 2019

Number of Shares		Value
	COMMON STOCKS (Continued)
	Taiwan, Province of China (Continued)
11,065	Eclat Textile Co., Ltd.	$148,586
323,199	Eva Airways Corp.	142,150
200,349	Evergreen Marine Corp. Taiwan Ltd.	83,965
51,582	Feng TAY Enterprise Co., Ltd.	369,700
131,750	First Financial Holding Co., Ltd.	92,517
42,739	Foxconn Technology Co., Ltd.	89,131
103,394	Fubon Financial Holding Co., Ltd.	148,444
11,195	Giant Manufacturing Co., Ltd.	76,150
14,330	Hiwin Technologies Corp.	124,903
96,714	Hon Hai Precision Industry Co., Ltd.	228,208
8,851	Hotai Motor Co., Ltd.	134,437
231,298	Hua Nan Financial Holdings Co., Ltd.	156,121
1,054	Largan Precision Co., Ltd.	150,765
56,679	Lite-On Technology Corp.	90,043
12,584	MediaTek, Inc.	149,721
155,054	Mega Financial Holding Co., Ltd.	143,629
34,179	Micro-Star International Co., Ltd.	99,364
22,253	Nien Made Enterprise Co., Ltd.	195,061
107,426	Pou Chen Corp.	137,711
33,661	Powertech Technology, Inc.	94,586
26,608	President Chain Store Corp.	248,714
23,737	Realtek Semiconductor Corp.	175,988
289,842	SinoPac Financial Holdings Co., Ltd.	113,012
51,000	Standard Foods Corp.	102,027
65,818	Synnex Technology International Corp.	76,977
395,960	Taiwan Business Bank	162,628
310,941	Taiwan Cooperative Financial Holding Co., Ltd.	205,361
83,159	Taiwan High Speed Rail Corp.	94,605
33,743	Taiwan Mobile Co., Ltd.	121,790
342,878	Taiwan Semiconductor Manufacturing Co., Ltd.	3,045,283
99,635	The Shanghai Commercial & Savings Bank Ltd.	167,371
138,249	Uni-President Enterprises Corp.	333,615
337,279	United Microelectronics Corp.	144,624
20,967	Walsin Technology Corp.	118,015
160,866	Wistron Corp.	129,824
65,388	WPG Holdings, Ltd.	80,441
10,373	Yageo Corp. (b)	82,416
243,896	Yuanta Financial Holding Co Ltd.	145,532
48,592	Zhen Ding Technology Holding Ltd.	173,935

		9,971,745

	Thailand - 2.47%
20,684	Advanced Info Service PCL - NVDR	148,902
306,068	Bangkok Expressway & Metro PCL	108,129
282,143	Banpu Public Co., Ltd. - NVDR	108,874
316,187	BTS Group Holdings PCL - NVDR	138,439
18,696	Bumrungrad Hospital PCL - NVDR	78,200
61,152	CP ALL PCL - NVDR	162,309
13,648	Electricity Generating PCL - NVDR	160,212
35,564	Gulf Energy Development PCL - NVDR	185,894
422,822	Home Product Center PCL - NVDR	236,576
79,676	Muangthai Capital PCL - NVDR	148,649
25,039	PTT Exploration & Production PCL	99,109
160,871	PTT PCL - NVDR	243,287
40,541	Ratch Group PCL - NVDR	94,716
157,710	Thai Union Group PCL	86,120

		1,999,416

	Turkey - 1.50%
110,695	Akbank Turk AS (b)	158,850

Number of Shares		Value
	Turkey (Continued)
26,000	Arcelik AS (b)	$87,594
25,776	BIM Birlesik Magazalar AS	224,211
73,327	Eregli Demir ve Celik Fabrikalari TAS	88,800
115,676	Haci Omer Sabanci Holding AS	195,814
111,671	Turkiye Garanti Bankasi AS (b)	201,630
235,956	Turkiye Is Bankasi - Series C (b)	261,366

		1,218,265

	United Arab Emirates - 0.27%
36,429	Abu Dhabi Commercial Bank PJSC	78,034
34,962	First Abu Dhabi Bank PJSC	143,389

		221,423

	Total Common Stocks (Cost $59,884,761)	71,696,096

Principal Amount
	CORPORATE OBLIGATIONS - 0.00%
	India - 0.00%
97,740	Britannia Industries Ltd. 8.000%, 08/28/2022 (c)(f)(h)	1,368

	Total Corporate Obligations (Cost $0)	1,368

Number of Shares
	INVESTMENT COMPANIES - 7.07%
	China - 4.89%
38,684	iShares Core MSCI Emerging Markets ETF	1,896,290
68,866	KraneShares Bosera MSCI China A ETF	2,063,225

		3,959,515

	Saudi Arabia - 2.18%
57,763	iShares MSCI Saudi Arabia ETF (a)	1,760,616

	Total Investment Companies (Cost $5,790,511)	5,720,131

	PREFERRED STOCKS - 3.68%
	Brazil - 2.49%
53,258	Banco Bradesco SA - Preference Shares	435,298
12,086	Centrais Eletricas Brasileiras SA - Preference Shares	122,083
28,567	Cia Energetica de Minas Gerais - Preference Shares	98,731
84,068	Itau Unibanco Holding SA - Preference Shares	709,579
38,402	Itausa - Investimentos Itau SA - Preference Shares	122,371
80,159	Petroleo Brasileiro SA - Preference Shares	530,734

		2,018,796

	Colombia - 0.11%
6,924	Bancolombia SA - Preference Shares	85,595

	Republic of Korea - 1.08%
2,259	Amorepacific Corp. - Preference Shares	138,428
393	LG Household & Health Care Ltd. - Preference Shares	253,113
14,623	Samsung Electronics Co., Ltd. - Preference Shares	482,692

		874,233

	Total Preferred Stocks (Cost $1,902,903)	2,978,624

See notes to financial statements.

GuideMark® Emerging Markets Fund

SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

September 30, 2019

Number of Shares		Value
	REAL ESTATE INVESTMENT TRUSTS - 0.18%
	South Africa - 0.18%
105,544	Fortress REIT Ltd. - Class A	$143,559

	Total Real Estate Investment Trusts (Cost $139,997)	143,559

	RIGHTS - 0.00%
	Taiwan, Province of China - 0.00%
8,095	Shanghai Commercail and Savings Bank Ltd. (b)(c)(e)(f)	4,201

	Total Rights (Cost $3,134)	4,201

	SHORT TERM INVESTMENTS - 0.44%
	Money Market Funds - 0.44%
356,145	DWS Government Money Market Series - Institutional Shares Effective Yield, 1.89% (d)	356,145

	Total Short Term Investments (Cost $356,145)	356,145

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL - 4.53%
3,669,261	Mount Vernon Liquid Assets Portfolio, LLC Effective Yield, 2.13% (d)	3,669,261

	Total Investments Purchased with Proceeds from Securities Lending Collateral (Cost $3,669,261)	3,669,261

	Total Investments (Cost $71,746,712) - 104.47%	84,569,385
	Liabilities in Excess of Other Assets - (4.47)%	(3,620,543)

	TOTAL NET ASSETS - 100.00%	$80,948,842

Percentages are stated as a percent of net assets.

(a)	All or portion of this security is on loan.
(b)	Non-income producing security.
(c)	Value determined using significant unobservable inputs. Classified as Level 3 in the fair value hierarchy.
(d)	Seven-day yield as of September 30, 2019.
(e)	These securities have been deemed illiquid according to the Fund’s liquidity guidelines. The value of these securities total $7,779, which represents 0.01% of total net assets.
(f)	As of September 30, 2019, the Valuation Committee has fair valued this security. The value of this security was $9,147 , which represents 0.01% of total net assets.
(g)	Regulation S securities as defined under the Securities Act of 1933. Such securities are treated as liquid according to the Fund’s liquidity guidelines. The value of these securities total $732,594, which represents 0.91% of total net assets.
(h)	Non-income producing security. Item identified as in default as to payment of interest.

Glossary of Terms

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
NVDR	-	Non-Voting Depositary Receipt

See notes to financial statements.

GuideMark® Emerging Markets Fund

SCHEDULE OF INVESTMENTS BY INDUSTRY (Unaudited)

September 30, 2019

COMMON STOCKS
Aerospace & Defense	0.14%
Air Freight & Logistics	0.10%
Airlines	1.15%
Auto Components	0.36%
Automobiles	1.02%
Banks	12.23%
Beverages	0.57%
Capital Markets	1.01%
Chemicals	0.99%
Commercial Services & Supplies	0.09%
Communications Equipment	0.16%
Construction & Engineering	0.66%
Construction Materials	0.73%
Consumer Finance	0.29%
Diversified Consumer Services	0.41%
Diversified Financial Services	0.83%
Diversified Telecommunication Services	1.39%
Electric Utilities	0.61%
Electronic Equipment, Instruments & Components	1.59%
Entertainment	0.62%
Food & Staples Retailing	3.13%
Food Products	3.33%
Gas Utilities	0.22%
Health Care Providers & Services	0.24%
Hotels, Restaurants & Leisure	0.54%
Household Durables	1.13%
Household Products	0.82%
Independent Power and Renewable Electricity Producers	0.70%
Industrial Conglomerates	0.86%
Insurance	3.64%
Interactive Media & Services	1.09%
Internet & Direct Marketing Retail	4.61%
IT Services	6.29%
Leisure Products	0.09%
Life Sciences Tools & Services	0.16%
Machinery	0.54%
Marine	0.10%
Media	1.14%
Metals & Mining	4.18%
Multiline Retail	1.28%
Oil, Gas & Consumable Fuels	6.99%
Paper & Forest Products	0.26%
Personal Products	0.59%
Pharmaceuticals	1.40%
Real Estate Management & Development	1.52%
Road & Rail	0.37%
Semiconductors & Semiconductor Equipment	8.88%
Software	0.47%

Specialty Retail	0.86%
Technology Hardware, Storage & Peripherals	1.00%
Textiles, Apparel & Luxury Goods	3.00%
Thrifts & Mortgage Finance	0.61%
Tobacco	0.39%
Trading Companies & Distributors	0.28%
Transportation Infrastructure	0.50%
Water Utilities	0.49%
Wireless Telecommunication Services	1.92%

TOTAL COMMON STOCKS	88.57%

CORPORATE OBLIGATIONS
Food Products	0.00%

TOTAL CORPORATE OBLIGATIONS	0.00%

INVESTMENT COMPANIES
Exchange Traded Funds	7.07%

TOTAL INVESTMENT COMPANIES	7.07%

PREFERRED STOCKS
Banks	1.67%
Electric Utilities	0.27%
Oil, Gas & Consumable Fuels	0.66%
Personal Products	0.48%
Semiconductors & Semiconductor Equipment	0.60%

TOTAL PREFERRED STOCKS	3.68%

REAL ESTATE INVESTMENT TRUSTS
Real Estate Investment Trusts	0.18%

TOTAL REAL ESTATE INVESTMENT TRUSTS	0.18%

RIGHTS
Rights	0.00%

TOTAL RIGHTS	0.00%

SHORT TERM INVESTMENTS
Money Market Funds	0.44%

TOTAL SHORT TERM INVESTMENTS	0.44%

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL
Investments Purchased with Proceeds from Securities Lending Collateral	4.53%

TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL	4.53%

TOTAL INVESTMENTS	104.47%
Liabilities in Excess of Other Assets	(4.47)%

TOTAL NET ASSETS	100.00%

Percentages are stated as a percent of net assets.

See notes to financial statements.

GuideMark® Small/Mid Cap Core Fund

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2019

Number of Shares		Value
	COMMON STOCKS - 88.54%
	Aerospace & Defense - 1.08%
427	AAR Corp. (b)	$17,597
509	Aerojet Rocketdyne Holdings, Inc. (b)	25,710
938	Axon Enterprise, Inc. (a)(b)	53,260
992	BWX Technologies, Inc.	56,752
289	Cubic Corp. (a)	20,354
306	Curtiss-Wright Corp.	39,587
555	Ducommun, Inc. (b)	23,532
525	Hexcel Corp. (b)	43,118
324	Huntington Ingalls Industries, Inc.	68,620
1,178	Kratos Defense & Security Solutions, Inc. (b)	21,905
411	Moog, Inc. - Class A (b)	33,340
908	Parsons Corp. (b)	29,946
1,072	Spirit AeroSystems Holdings, Inc. - Class A (b)	88,161
331	Teledyne Technologies, Inc. (b)	106,579
1,203	Vectrus, Inc. (b)	48,902
1,217	Wesco Aircraft Holdings, Inc. (b)	13,399

		690,762

	Air Freight & Logistics - 0.28%
2,482	Echo Global Logistics, Inc. (b)	56,217
226	Forward Air Corp.	14,401
466	Hub Group, Inc. - Class A (b)	21,669
8,035	Radiant Logistics, Inc. (b)	41,541
624	XPO Logistics, Inc. (a)(b)	44,660

		178,488

	Airlines - 0.29%
1,004	Alaska Air Group, Inc. (b)	65,170
93	Allegiant Travel Co. (b)	13,918
180	Copa Holdings SA - Class A	17,775
484	Hawaiian Holdings, Inc. (b)	12,710
2,890	JetBlue Airways Corp. (b)	48,407
1,749	Mesa Air Group, Inc. (b)	11,797
329	SkyWest, Inc.	18,885

		188,662

	Auto Components - 0.77%
881	Adient PLC - ADR	20,228
2,352	American Axle & Manufacturing Holdings, Inc.	19,333
1,576	BorgWarner, Inc.	57,808
1,536	Dana, Inc. (b)	22,180
404	Dorman Products, Inc. (b)	32,134
632	Fox Factory Holding Corp. (b)	39,336
2,772	Gentex Corp.	76,327
464	Gentherm, Inc. (b)	19,063
2,143	Goodyear Tire & Rubber Co. (b)	30,870
258	LCI Industries	23,697
1,544	Modine Manufacturing Co.	17,555
340	Standard Motor Products, Inc. (a)	16,507
1,594	Stoneridge, Inc. (b)	49,366
534	WABCO Holdings, Inc.	71,423

		495,827

	Automobiles - 0.15%
757	Harley-Davidson, Inc.	27,229
791	Thor Industries, Inc. (a)	44,802
674	Winnebago Industries, Inc. (b)	25,848

		97,879

	Banks - 5.00%
831	1st Constitution Bancorp.	15,581

Number of Shares		Value
	Banks (Continued)
364	ACNB Corp.	$12,485
920	Ameris Bancorp	37,021
1,911	Associated Banc-Corp.	38,698
443	Atlantic Union Bankshares Corp.	16,500
1,500	Banc of California, Inc.	21,210
562	BancFirst Corp.	31,146
3,049	Bancorp, Inc. (b)	30,185
758	BancorpSouth, Inc.	22,444
1,501	Bank of Commerce Holdings	16,346
455	Bank of Hawaii Corp.	39,098
426	Bank of Marin Bancorp	17,675
1,046	Bank OZK	28,524
1,592	BankUnited, Inc.	53,523
1,121	BCB Bancorp, Inc.	14,394
193	BOK Financial Corp.	15,276
375	Bryn Mawr Bank Corp.	13,691
284	C&F Financial Corp.	14,955
949	Cadence BanCorp	16,645
374	Camden National Corp.	16,202
568	Cathay General Bancorp	19,730
889	CenterState Bank Corp. (a)	21,323
205	Century Bancorp, Inc. - Class A	17,958
306	Chemung Financial Corp.	12,852
852	CIT Group, Inc. (a)	38,604
221	City Holding Co.	16,851
1,074	Commerce Bancshares, Inc. (a)	65,138
435	Community Bank Systems, Inc.	26,835
356	Community Trust Bancorp, Inc.	15,159
991	Cullen/Frost Bankers, Inc.	87,753
971	Customers Bancorp, Inc. (b)	20,139
630	CVB Financial Corp. (a)	13,148
296	DNB Financial Corp.	13,175
360	Eagle Bancorp, Inc. (b)	16,063
1,796	East West Bancorp, Inc.	79,545
953	Enterprise Financial Services Corp.	38,835
1,823	F.N.B. Corp.	21,019
1,281	Farmers National Banc Corp.	18,549
437	First Bancorp (North Carolina)	15,688
2,432	First BanCorp (Puerto Rico)	24,271
1,304	First Bank	14,122
890	First Business Financial Services, Inc.	21,431
105	First Citizens BancShares, Inc. - Class A	49,513
1,060	First Commonwealth Financial Corp.	14,077
545	First Community Bancshares, Inc.	17,642
1,398	First Financial Bancorp.	34,216
1,556	First Financial Bankshares, Inc.	51,861
723	First Guaranty Bancshares, Inc.	16,007
728	First Hawaiian, Inc.	19,438
3,054	First Horizon National Corp. (b)	49,475
936	First Internet Bancorp	20,040
500	First Merchants Corp.	18,818
405	First Mid Bancshares, Inc.	14,021
970	First Midwest Bancorp, Inc.	18,896
1,790	Fulton Financial Corp. (a)	28,962
667	Glacier Bancorp, Inc.	26,987
343	Great Southern Bancorp, Inc.	19,534
814	Hancock Whitney Corp.	31,172
402	Heartland Financial U.S.A., Inc.	17,985
755	Hilltop Holdings, Inc. (b)	18,037
985	Home BancShares, Inc.	18,513

See notes to financial statements.

GuideMark® Small/Mid Cap Core Fund

SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

September 30, 2019

Number of Shares		Value
	COMMON STOCKS (Continued)
	Banks (Continued)
1,405	Hope Bancorp, Inc.	$20,148
481	IBERIABANK Corp.	36,335
178	Independent Bank Corp. (Massechusetts)	13,288
861	Independent Bank Corp. (Michigan)	18,352
247	Independent Bank Group, Inc.	12,995
879	International Bancshares Corp.	33,947
1,515	Investors Bancorp, Inc.	17,210
981	Lakeland Bancorp, Inc.	15,137
400	Lakeland Financial Corp.	17,592
334	LegacyTexas Financial Group, Inc.	14,539
1,296	Macatawa Bank Corp. (b)	13,465
502	Midland States Bancorp, Inc.	13,077
462	National Bank Holdings Corp. - Class A (a)	15,796
486	NBT Bancorp, Inc.	17,783
328	Nicolet Bankshares, Inc. (b)	21,835
885	Northeast Bank	19,620
937	OFG Bancorp	20,520
354	Ohio Valley Banc Corp.	12,917
1,437	Old National Bancorp	24,724
1,571	Old Second Bancorp, Inc.	19,198
1,955	Pacific Mercantile Bancorp (b)	14,682
822	PacWest Bancorp	29,871
183	Park National Corp.	17,350
1,302	Parke Bancorp, Inc.	28,930
577	Peoples Bancorp, Inc.	18,354
286	Pinnacle Financial Partners, Inc. (b)	16,231
1,431	Popular, Inc.	77,388
336	Preferred Bank	17,600
524	Prosperity Bancshares, Inc.	37,010
1,040	RBB Bancorp	20,478
324	Republic Bancorp, Inc. - Class A	14,078
511	S&T Bancorp, Inc.	18,667
438	Sandy Spring Bancorp, Inc.	14,765
626	SB One Bancorp	14,123
838	ServisFirst Bancshares, Inc.	27,780
1,465	Shore Bancshares, Inc.	22,576
634	Signature Bank (b)	75,585
593	Simmons First National Corp. - Class A	14,766
266	South State Corp.	20,030
413	Southside Bancshares, Inc.	14,087
1,205	Sterling Bancorp	24,172
369	Stock Yards Bancorp, Inc.	13,539
582	Summit Financial Group, Inc.	14,899
2,278	Synovus Financial Corp.	81,461
1,687	TCF Financial Corp.	64,224
496	Texas Capital Bancshares, Inc. (b)	27,106
1,000	The Bank of N.T. Butterfield & Son, Ltd.	29,640
593	TowneBank	16,488
827	TriState Capital Holdings, Inc. (b)	17,400
493	Triumph Bancorp, Inc. (b)	15,722
586	Trustmark Corp.	19,988
342	UMB Financial Corp.	22,086
1,727	Umpqua Holdings Corp.	28,426
477	United Bankshares, Inc. (a)	18,064
776	Unity Bancorp, Inc.	17,188
1,796	Valley National Bancorp	19,523
323	Washington Trust Bancorp, Inc.	15,604
775	Webster Financial Corp.	36,324

Number of Shares		Value
	Banks (Continued)
799	WesBanco, Inc.	$29,859
901	West Bancorporation, Inc.	19,588
295	WestAmerica Bancorporation	18,343
1,071	Western Alliance Bancorp (b)	49,352
852	Wintrust Financial Corp.	55,065
1,851	Zions Bancorporation	82,407

		3,204,278

	Beverages - 0.29%
220	Boston Beer Co., Inc. - Class A (b)	80,098
6,862	Celsius Holdings, Inc. (b)	23,845
142	Coca-Cola Consolidated, Inc. (a)	43,150
262	MGP Ingredients, Inc.	13,016
552	National Beverage Corp. (a)(b)	24,487

		184,596

	Biotechnology - 2.82%
613	ACADIA Pharmaceuticals, Inc. (a)(b)	22,062
4,854	Achillion Pharmaceuticals, Inc. (b)	17,474
4,227	Acorda Therapeutics, Inc. (b)	12,131
11,552	Affimed NV (b)	33,963
756	Alector, Inc. (b)	10,902
1,894	Alkermes PLC (b)	36,952
379	Alnylam Pharmaceuticals, Inc. (b)	30,479
4,436	AMAG Pharmaceuticals, Inc. (a)(b)	51,236
511	Apellis Pharmaceuticals, Inc. (b)	12,310
1,717	Arena Pharmaceuticals, Inc. (a)(b)	78,587
2,211	ArQule, Inc. (b)	15,853
1,321	Arrowhead Pharmaceuticals, Inc. (a)(b)	37,226
311	Biohaven Pharmaceutical Holding Co., Ltd. (b)	12,975
281	BioSpecifics Technologies Corp. (b)	15,039
206	Blueprint Medicines Corp. (b)	15,135
991	CareDx, Inc. (b)	22,406
3,358	Catalyst Pharmaceuticals, Inc. (b)	17,831
891	Coherus Biosciences, Inc. (a)(b)	18,052
1,183	Cytokinetics, Inc. (b)	13,463
895	Denali Therapeutics, Inc. (b)	13,711
1,302	Dicerna Pharmaceuticals, Inc. (b)	18,697
982	Eagle Pharmaceuticals, Inc.	55,552
410	Eidos Therapeutics, Inc. (b)	14,748
257	Emergent BioSolutions, Inc. (b)	13,436
287	Enanta Pharmaceuticals, Inc. (b)	17,243
741	Exact Sciences Corp. (b)	66,964
5,691	Exelixis, Inc. (b)	100,645
1,548	Fate Therapeutics, Inc. (b)	24,040
327	FibroGen, Inc. (b)	12,092
984	Genomic Health, Inc. (a)(b)	66,735
247	Global Blood Therapeutics, Inc. (a)(b)	11,984
1,156	Halozyme Therapeutics, Inc. (b)	17,930
1,221	Invitae Corp. (a)(b)	23,529
1,384	Ionis Pharmaceuticals, Inc. (a)(b)	82,915
852	Iovance Biotherapeutics, Inc. (b)	15,506
299	Krystal Biotech, Inc. (b)	10,383
218	Ligand Pharmaceuticals, Inc. - Class B (b)	21,700
382	Mirati Therapeutics, Inc. (a)(b)	29,762
2,389	Myriad Genetics, Inc. (b)	68,397
1,729	Natera, Inc. (b)	56,711
425	Neurocrine Biosciences, Inc. (b)	38,297
6,347	PDL BioPharma, Inc. (a)	13,710
369	PTC Therapeutics, Inc. (b)	12,480
4,034	Puma Biotechnology, Inc. (b)	43,426

See notes to financial statements.

GuideMark® Small/Mid Cap Core Fund

SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

September 30, 2019

Number of Shares		Value
	COMMON STOCKS (Continued)
	Biotechnology (Continued)
716	Ra Pharmaceuticals, Inc. (a)(b)	$16,933
542	Radius Health, Inc. (b)	13,956
2,312	Recro Pharma, Inc. (b)	25,617
324	Repligen Corp. (b)	24,848
185	Sage Therapeutics, Inc. (a)(b)	25,954
1,151	Seattle Genetics, Inc. (b)	98,295
1,009	United Therapeutics Corp. (b)	80,468
3,163	Vanda Pharmaceuticals, Inc. (b)	42,005
2,390	Veracyte, Inc. (b)	57,360
3,438	Vericel Corp. (b)	52,051
721	Voyager Therapeutics, Inc. (b)	12,408
1,761	XBiotech, Inc. (b)	18,420
459	Xencor, Inc. (a)(b)	15,482

		1,808,466

	Building Products - 1.64%
1,860	A. O. Smith Corp. - Class A	88,741
727	AAON, Inc.	33,398
599	Advanced Drainage Systems, Inc.	19,330
995	Allegion PLC	103,132
271	American Woodmark Corp.	24,095
477	Apogee Enterprises, Inc.	18,598
528	Armstrong World Industries, Inc. (b)	51,058
3,402	Builders FirstSource, Inc. (b)	69,996
884	Caesarstone, Ltd.	14,683
780	Continental Building Products, Inc. (b)	21,286
4,991	Cornerstone Building Brands, Inc. (b)	30,196
450	CSW Industrials, Inc.	31,063
1,675	Fortune Brands Home & Security, Inc.	91,623
994	JELD-WEN Holding, Inc. (b)	19,174
416	Lennox International, Inc. (a)	101,076
353	Masonite International Corp. (b)	20,474
982	Owens Corning, Inc. (b)	62,062
485	Patrick Industries, Inc. (b)	20,797
952	PGT Innovations, Inc. (b)	16,441
1,328	Quanex Building Products Corp.	24,010
1,528	Resideo Technologies, Inc. (a)(b)	21,927
502	Simpson Manufacturing Co., Inc. (a)	34,824
1,024	Trex Co., Inc. (a)(b)	93,112
972	Universal Forest Products, Inc.	38,763

		1,049,859

	Capital Markets - 2.30%
1,462	Ares Management Corp. - Class A	39,196
1,629	Artisan Partners Asset Management, Inc. - Class A	46,003
896	B. Riley Financial, Inc.	21,164
856	Blucora, Inc. (b)	18,524
2,512	Brightsphere Investment Group, Inc.	24,894
733	Cohen & Steers, Inc.	40,264
826	Cowen, Inc. - Class A (a)(b)	12,712
154	Diamond Hill Investment Group, Inc. (b)	21,272
2,421	Donnelley Financial Solutions, Inc. (b)	29,827
1,353	Eaton Vance Corp.	60,790
643	Evercore, Inc. - Class A	51,504
539	FactSet Research Systems, Inc.	130,961
1,671	Federated Investors, Inc. - Class B	54,157
1,237	GAMCO Investors, Inc. - Class A	24,183
733	Hamilton Lane, Inc.	41,752
748	Houlihan Lokey, Inc.	33,735
531	INTL. FCStone, Inc. (b)	21,803

Number of Shares		Value
	Capital Markets (Continued)
1,230	Janus Henderson Group Plc	$27,626
6,814	Ladenburg Thalmann Financial Services, Inc. (b)	16,149
1,871	Lazard, Ltd. - Class A	65,485
732	Legg Mason, Inc.	27,955
1,383	LPL Financial Holdings, Inc.	113,268
410	MarketAxess Holdings, Inc. (b)	134,275
936	Moelis & Co. - Class A	30,748
478	Morningstar, Inc. (b)	69,855
705	Oppenheimer Holdings, Inc. - Class A	21,192
206	Piper Jaffray Cos. (b)	15,549
470	PJT Partners, Inc. - Class A	19,129
3,100	Pzena Investment Management, Inc. - Class A (b)	27,652
1,097	Safeguard Scientifics, Inc. (b)	12,440
1,551	SEI Investments Co.	91,904
1,472	Siebert Financial Corp. (b)	13,542
724	Stifel Financial Corp. (b)	41,543
934	Virtu Financial, Inc. - Class A	15,280
241	Virtus Investment Partners, Inc. (b)	26,647
1,922	Waddell & Reed Financial, Inc. - Class A (a)	33,020

		1,476,000

	Chemicals - 1.36%
772	AdvanSix, Inc. (b)	19,856
358	Ashland Global Holdings, Inc.	27,584
1,344	Axalta Coating Systems, Ltd. (b)	40,522
1,971	CF Industries Holdings, Inc.	96,973
222	Chase Corp.	24,285
1,144	Ferro Corp.	13,568
1,455	FutureFuel Corp.	17,373
431	H.B. Fuller Co.	20,067
474	Hawkins, Inc.	20,145
2,022	Huntsman Corp.	47,032
210	Ingevity Corp. (b)	17,817
223	Innospec, Inc.	19,878
595	Kraton Corp. (a)(b)	19,213
304	Minerals Technologies, Inc.	16,139
81	NewMarket Corp.	38,239
1,503	Olin Corp.	28,136
2,660	OMNOVA Solutions, Inc. (b)	26,786
799	PolyOne Corp. (b)	26,087
827	PQ Group Holdings, Inc. (b)	13,182
196	Quaker Chemical Corp.	30,996
3,951	Rayonier Advanced Materials, Inc.	17,108
1,284	RPM International, Inc.	88,352
191	Sensient Technologies Corp. (a)	13,112
279	Stepan Co.	27,080
210	The Scotts Miracle-Gro Co. - Class A	21,382
752	Trinseo SA	32,298
1,890	Tronox Holdings PLC - Class A	15,687
2,407	Valvoline, Inc.	53,026
330	W.R. Grace & Co. (b)	22,031
285	Westlake Chemical Corp.	18,673

		872,627

	Commercial Services & Supplies - 1.97%
595	ABM Industries, Inc.	21,610
2,731	ACCO Brands Corp. (b)	26,955
2,505	ADT, Inc. (a)	15,706
732	Advanced Disposal Services, Inc. (b)	23,841
858	Avery Dennison Corp.	97,443
243	Barrett Business Services, Inc.	21,583

See notes to financial statements.

GuideMark® Small/Mid Cap Core Fund

SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

September 30, 2019

Number of Shares		Value
	COMMON STOCKS (Continued)
	Commercial Services & Supplies (Continued)
977	BrightView Holdings, Inc. (a)(b)	$16,756
1,008	Casella Waste Systems, Inc. - Class A (b)	43,284
470	Cimpress NV (a)(b)	61,965
319	Clean Harbors, Inc. (b)	24,627
759	Comfort Systems USA, Inc.	33,571
1,061	Covanta Holding Corp. (b)	18,345
1,062	Deluxe Corp. (a)	52,208
681	Healthcare Services Group, Inc.	16,541
868	Heritage-Crystal Clean, Inc.	23,002
1,750	Herman Miller, Inc.	80,658
1,003	HNI Corp.	35,606
1,008	IAA, Inc. (b)	42,064
1,162	Interface, Inc.	16,779
1,536	KAR Auction Services, Inc. (a)	37,709
4,551	Kimball International, Inc. - Class B	87,834
814	Knoll, Inc.	20,635
10,621	LSC Communications, Inc.	14,657
476	MSA Safety, Inc. (a)	51,936
1,775	NRC Group Holdings Corp. (b)	22,081
3,896	Pitney Bowes, Inc.	17,805
2,449	Quad/Graphics, Inc.	25,739
2,280	Rollins, Inc. (a)	77,680
415	SP Plus Corp. (b)	15,355
2,012	Steelcase, Inc. - Class A	37,021
2,235	Sykes Enterprises, Inc. (b)	68,480
897	Team, Inc. (a)(b)	16,191
568	Tetra Tech, Inc. (b)	49,280
370	The Brinks Co.	30,691
234	Viad Corp.	15,713

		1,261,351

	Communications Equipment - 0.99%
315	Acacia Communications, Inc. (b)	20,601
1,732	ADTRAN, Inc.	19,650
3,543	Calix, Inc. (b)	22,640
2,563	Casa Systems, Inc. (b)	20,132
1,950	Ciena Corp. (b)	76,498
1,147	Clearfield, Inc. (b)	13,592
1,893	CommScope Holding Co., Inc. (b)	22,262
776	Comtech Telecommunications Corp. (b)	25,220
1,823	DASAN Zhone Solutions, Inc. (b)	16,699
2,114	Digi International, Inc. (b)	28,793
676	EchoStar Corp. - Class A (b)	26,783
7,657	Extreme Networks, Inc. (b)	55,705
3,420	Harmonic, Inc. (b)	22,504
2,709	Inseego Corp. (a)(b)	13,003
1,623	KVH Industries, Inc. (b)	17,285
734	Lumentum Holdings, Inc. (b)	39,313
1,520	NetScout Systems, Inc. (b)	35,051
522	Plantronics, Inc.	19,481
3,650	Ribbon Communications, Inc. (b)	21,316
1,098	TESSCO Technologies, Inc.	15,778
339	Ubiquiti, Inc. (a)	40,090
364	ViaSat, Inc. (b)	27,416
2,605	Viavi Solutions, Inc. (b)	36,483

		636,295

	Construction & Engineering - 0.86%
1,706	AECOM (b)	64,077
892	Aegion Corp. (b)	19,071

Number of Shares		Value
	Construction & Engineering (Continued)
1,005	Ameresco, Inc. - Class A (b)	$16,150
509	Arcosa, Inc.	17,413
499	EMCOR Group, Inc. (b)	42,974
844	Fluor Corp. (a)	16,146
2,947	Great Lakes Dredge & Dock Corp.	30,796
896	IES Holdings, Inc. (b)	18,449
1,211	Jacobs Engineering Group, Inc. (b)	110,806
3,313	KBR, Inc.	81,301
633	MasTec, Inc. (a)(b)	41,101
406	MYR Group, Inc. (a)(b)	12,704
500	NV5 Global, Inc. (a)(b)	34,135
935	Quanta Services, Inc. (a)(b)	35,343
1,035	Sterling Construction Co., Inc. (b)	13,610

		554,076

	Construction Materials - 0.09%
211	Eagle Materials, Inc. (b)	18,992
593	Summit Materials, Inc. - Class A	13,165
437	US Concrete, Inc. (b)	24,157

		56,314

	Consumer Finance - 0.91%
203	Credit Acceptance Corp. (a)(b)	93,646
4,521	Elevate Credit, Inc. (b)	19,033
2,599	Enova International, Inc. (b)	53,929
1,944	EZCORP, Inc. - Class A (b)	12,548
395	FirstCash, Inc.	36,210
661	Green Dot Corp. - Class A (b)	16,690
3,776	Navient Corp.	48,333
510	Nelnet, Inc. - Class A (b)	32,436
894	OneMain Holdings, Inc.	32,792
648	PRA Group, Inc. (b)	21,896
2,519	Regional Management Corp. (b)	70,935
3,790	Santander Consumer USA Holdings, Inc.	96,683
5,225	SLM Corp. (b)	46,111

		581,242

	Containers & Packaging - 0.77%
362	AptarGroup, Inc.	42,879
1,225	Berry Plastics Group, Inc. (b)	48,106
1,143	Crown Holdings, Inc. (b)	75,506
945	Graphic Packaging Holding Co. (b)	13,939
518	Greif, Inc. - Class A	19,627
278	Greif, Inc. - Class B	12,666
2,215	Myers Industries, Inc.	39,095
949	Packaging Corp. of America	100,689
1,158	Sealed Air Corp.	48,068
990	Silgan Holdings, Inc.	29,735
789	Sonoco Products Co.	45,928
394	UFP Technologies, Inc. (b)	15,208

		491,446

	Distributors - 0.10%
1,251	Core-Mark Holding Co., Inc. (b)	40,176
1,326	Funko, Inc. - Class A (b)	27,282

		67,458

	Diversified Consumer Services - 1.60%
1,613	Adtalem Global Education, Inc. (b)	61,439
1,527	American Public Education, Inc. (b)	34,113
303	Bright Horizons Family Solutions, Inc. (b)	46,208
3,491	Career Education Corp. (b)	55,472

See notes to financial statements.

GuideMark® Small/Mid Cap Core Fund

SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

September 30, 2019

Number of Shares		Value
	COMMON STOCKS (Continued)
	Diversified Consumer Services (Continued)
1,028	Carriage Services, Inc. (b)	$21,012
1,230	Chegg, Inc. (b)	36,839
1,795	Collectors Universe, Inc.	51,122
903	frontdoor, Inc. (b)	43,859
87	Graham Holdings Co. - Class B	57,720
487	Grand Canyon Education, Inc. (a)(b)	47,823
4,372	H&R Block, Inc.	103,267
1,275	Hillenbrand, Inc. (b)	39,372
3,657	Houghton Mifflin Harcourt Co. (b)	19,492
2,317	K12, Inc. (b)	61,169
1,705	Laureate Education, Inc. - Class A (b)	28,260
486	Matthews International Corp. - Class A	17,200
2,606	Regis Corp. (a)	52,693
1,182	Service Corp. International	56,511
1,488	ServiceMaster Global Holdings, Inc. (b)	83,179
221	Strategic Education, Inc.	30,029
2,012	WW International, Inc.	76,094

		1,022,873

	Diversified Financial Services - 0.36%
684	Cannae Holdings, Inc. (b)	18,789
707	Encore Capital Group, Inc. (b)	23,561
2,303	FGL Holdings	18,378
1,743	GWG Holdings, Inc. (a)	17,395
1,348	Jefferies Financial Group, Inc. (a)	24,803
4,632	On Deck Capital, Inc. (b)	15,564
1,195	Voya Financial, Inc.	65,056
361	World Acceptance Corp. (b)	46,031

		229,577

	Diversified Telecommunication Services - 0.40%
270	Bandwidth, Inc. - Class A (b)	17,580
474	Cogent Communications Holdings, Inc. (b)	26,117
15,853	Frontier Communications Corp. (a)(b)	13,745
3,701	IDT Corp. - Class B (a)(b)	38,971
658	Iridium Communications, Inc. (b)	14,002
2,787	Ooma, Inc. (b)	28,985
2,522	ORBCOMM, Inc. (b)	12,005
6,705	Vonage Holdings Corp. (b)	75,766
850	Zayo Group Holdings, Inc. (b)	28,815

		255,986

	Electric Utilities - 0.80%
446	ALLETE, Inc.	38,985
280	El Paso Electric Co. (b)	18,782
3,984	Genie Energy Ltd. - Class B	29,721
871	Hawaiian Electric Industries, Inc.	39,726
497	IDACORP, Inc.	55,997
265	MGE Energy, Inc.	21,165
2,036	OGE Energy Corp. (a)	92,394
881	Pinnacle West Capital Corp.	85,519
415	PNM Resources, Inc.	21,613
648	Portland General Electric Co.	36,528
5,749	Spark Energy, Inc. - Class A	60,652
238	Unitil Corp.	15,099

		516,181

	Electrical Equipment - 1.19%
677	Acuity Brands, Inc.	91,253
510	Allied Motion Technologies, Inc.	18,008

Number of Shares		Value
	Electrical Equipment (Continued)
831	Atkore International Group, Inc. (b)	$25,221
417	AZZ, Inc. (b)	18,165
462	Belden, Inc.	24,643
926	Brady Corp. - Class A	49,124
358	Encore Wire Corp.	20,148
327	EnerSys (a)(b)	21,562
3,041	Enphase Energy, Inc. (b)	67,601
524	Franklin Electric Co., Inc. (a)(b)	25,052
583	Generac Holdings, Inc. (a)(b)	45,672
2,534	GrafTech International, Ltd. (a)	32,435
537	Hubbell, Inc.	70,562
705	II-VI, Inc. (b)	24,827
1,048	nVent Electric PLC	23,098
287	Preformed Line Products Co.	15,667
526	Regal Beloit Corp.	38,319
1,068	Sensata Technologies Holding PLC (b)	53,464
1,342	Sunrun, Inc. (b)	22,418
849	Vicor Corp. (b)	25,063
1,688	Vivint Solar, Inc. (a)(b)	11,040
362	Woodward Governor Co.	39,035

		762,377

	Electronic Equipment, Instruments & Components - 2.59%
1,344	Airgain, Inc. (b)	15,792
842	Anixter International, Inc. (b)	58,199
863	Arrow Electronics, Inc. (b)	64,362
1,197	Avnet, Inc. (b)	53,249
874	Bel Fuse, Inc. - Class B	13,136
1,066	Benchmark Electronics, Inc. (b)	30,978
2,498	Coda Octopus Group, Inc. (b)	20,509
1,665	Cognex Corp.	81,801
275	Coherent, Inc.	42,273
508	CTS Corp.	16,439
2,185	Daktronics, Inc.	16,136
663	Dolby Laboratories, Inc. - Class A (b)	42,856
650	Fabrinet (b)	33,995
394	FARO Technologies, Inc. (a)(b)	19,050
4,295	Fitbit, Inc. - Class A (b)	16,364
1,161	FLIR Systems, Inc. (b)	61,057
832	Insight Enterprises, Inc. (a)(b)	46,334
5,229	Iteris, Inc. (b)	30,041
503	Itron, Inc. (b)	37,202
532	Jabil, Inc.	19,030
1,312	KEMET Corp.	23,852
1,326	Knowles Corp. (b)	26,971
107	Littelfuse, Inc. (b)	18,972
329	Mercury Systems, Inc. (b)	26,705
95	Mesa Laboratories, Inc.	22,588
519	Methode Electronics, Inc.	17,459
295	MTS Systems Corp.	16,299
1,714	Napco Security Technologies, Inc. (b)	43,741
1,509	National Instruments Corp.	63,363
501	Novanta, Inc. (b)	40,942
244	OSI Systems, Inc. (b)	24,781
1,123	PAR Technology Corp. (b)	26,694
926	PC Connection, Inc. (b)	36,021
166	Rogers Corp. (b)	22,694
884	Sanmina Corp. (b)	28,385
712	ScanSource, Inc. (b)	21,752
511	SYNNEX Corp. (b)	57,692

See notes to financial statements.

GuideMark® Small/Mid Cap Core Fund

SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

September 30, 2019

Number of Shares		Value
	COMMON STOCKS (Continued)
	Electronic Equipment, Instruments & Components (Continued)
533	Tech Data Corp. (b)	$55,560
2,532	Trimble, Inc. (b)	98,267
1,874	TTM Technologies, Inc. (b)	22,853
227	Universal Display Corp. (b)	38,113
1,951	Vishay Intertechnology, Inc. (b)	33,030
493	Vishay Precision Group, Inc. (b)	16,141
765	Zebra Technologies Corp. - Class A (b)	157,873

		1,659,551

	Energy Equipment & Services - 0.51%
471	Apergy Corp. (a)(b)	12,741
1,326	C&J Energy Services, Inc. (b)	14,228
500	Cactus, Inc. - Class A (b)	14,470
1,970	Era Group, Inc. (b)	20,803
7,465	Forum Energy Technologies, Inc. (b)	11,571
2,382	Helix Energy Solutions Group, Inc. (a)(b)	19,199
492	Helmerich & Payne, Inc.	19,714
3,230	Keane Group, Inc. (a)(b)	19,574
1,952	Matrix Service Co. (b)	33,457
6,756	NCS Multistage Holdings, Inc. (b)	13,512
1,802	Newpark Resources, Inc. (b)	13,731
1,941	Nine Energy Service, Inc. (b)	11,976
1,240	Oil States International, Inc. (b)	16,492
1,440	Patterson-UTI Energy, Inc.	12,312
2,347	RPC, Inc. (a)	13,167
330	SEACOR Holdings, Inc. (a)(b)	15,533
1,845	Select Energy Services, Inc. - Class A (b)	15,978
4,228	Smart Sand, Inc. (b)	11,965
42,775	Superior Energy Services, Inc. (b)	5,561
6,919	Transocean, Ltd. (a)(b)	30,928

		326,912

	Entertainment - 0.44%
8,866	Eros International PLC (b)	16,934
5,123	Glu Mobile, Inc. (b)	25,564
1,223	Liberty Media Corp. - Liberty Formula One - Class C (b)	50,865
1,394	Lions Gate Entertainment Corp. - Class A	12,894
1,901	Lions Gate Entertainment Corp. - Class B	16,615
2,667	Rosetta Stone, Inc. (b)	46,406
67	The Madison Square Garden Co. - Class A (b)	17,656
533	The Marcus Corp. (a)	19,726
641	World Wrestling Entertainment, Inc. - Class A (a)	45,607
4,747	Zynga, Inc. - Class A (b)	27,627

		279,894

	Food & Staples Retailing - 1.12%
1,885	BJ’s Wholesale Club Holdings, Inc. (b)	48,765
532	Casey’s General Stores, Inc.	85,737
6,246	Diplomat Pharmacy, Inc. (b)	30,605
1,094	HF Foods Group, Inc. (b)	18,653
1,090	Ingles Markets, Inc. - Class A (a)	42,357
2,198	Natural Grocers by Vitamin Cottage, Inc. (b)	21,958
1,793	Performance Food Group Co. (b)	82,496
396	PriceSmart, Inc. (a)	28,156
2,111	Rite Aid Corp. (a)(b)	14,671
2,053	SpartanNash Co.	24,287
2,203	Sprouts Farmers Market, Inc. (b)	42,606
1,314	The Chefs’ Warehouse, Inc. (b)	52,980
1,853	United Natural Foods, Inc. (b)	21,347

Number of Shares		Value
	Food & Staples Retailing (Continued)
3,185	US Foods Holding Corp. (b)	$130,904
1,158	Village Super Market, Inc. - Class A	30,629
1,093	Weis Markets, Inc.	41,687

		717,838

	Food Products - 1.35%
394	Alico, Inc.	13,404
785	B&G Foods, Inc. (a)	14,844
845	Bridgford Foods Corp. (b)	25,494
724	Bunge Ltd.	40,993
188	Calavo Growers, Inc.	17,894
1,576	Darling International, Inc. (b)	30,149
22,452	Dean Foods Co. (a)	26,044
1,330	Farmer Brothers Co.	17,223
2,828	Flowers Foods, Inc.	65,412
849	Fresh Del Monte Produce, Inc. (b)	28,959
1,758	Freshpet, Inc. (a)(b)	87,496
1,589	Hostess Brands, Inc. (b)	22,222
647	Ingredion, Inc.	52,886
160	J&J Snack Foods Corp.	30,720
272	John B. Sanfilippo & Son, Inc. (b)	26,275
1,314	Lamb Weston Holdings, Inc.	95,554
242	Lancaster Colony Corp. (a)	33,553
814	Pilgrim’s Pride Corp. (b)	26,085
711	Post Holdings, Inc. (b)	75,252
142	Sanderson Farms, Inc. (a)	21,489
912	Seneca Foods Corp. - Class A (b)	28,436
723	Simply Good Foods Co. (b)	20,960
526	Tootsie Roll Industries, Inc. (a)	19,536
781	TreeHouse Foods, Inc. (b)	43,306

		864,186

	Gas Utilities - 0.60%
718	Atmos Energy Corp. (a)	81,773
2,083	EQT Corp.	22,163
365	National Fuel Gas Co. (a)	17,126
507	New Jersey Resources Corp.	22,927
267	Northwest Natural Holding Co.	19,048
340	ONE Gas, Inc.	32,677
529	South Jersey Industries, Inc.	17,409
295	Southwest Gas Holdings, Inc.	26,857
289	Spire, Inc.	25,212
2,322	UGI Corp.	116,727

		381,919

	Health Care Equipment & Supplies - 4.17%
6,304	Accuray, Inc. (b)	17,462
4,285	Alphatec Holdings, Inc. (b)	21,511
1,268	AngioDynamics, Inc. (b)	23,357
1,178	Anika Therapeutics, Inc. (b)	64,660
5,550	Antares Pharma, Inc. (b)	18,565
1,914	Apyx Medical Corp. (b)	12,958
1,085	AtriCure, Inc. (a)(b)	27,060
59	Atrion Corp.	45,971
1,754	Axogen, Inc. (b)	21,890
455	Cantel Medical Corp. (b)	34,034
1,253	Cardiovascular Systems, Inc. (b)	59,543
2,558	Cerus Corp. (b)	13,186
9,684	Conformis, Inc. (a)(b)	18,012
304	CONMED Corp. (b)	29,230
4,433	Corindus Vascular Robotics, Inc. (b)	18,973

See notes to financial statements.

GuideMark® Small/Mid Cap Core Fund

SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

September 30, 2019

Number of Shares		Value
	COMMON STOCKS (Continued)
	Health Care Equipment & Supplies (Continued)
636	CryoLife, Inc. (b)	$17,267
1,251	CryoPort, Inc. (a)(b)	20,460
1,762	Cutera, Inc. (b)	51,503
2,411	CytoSorbents Corp. (b)	12,127
1,099	DexCom, Inc. (a)(b)	164,015
858	Glaukos Corp. (b)	53,634
2,053	Globus Medical, Inc. - Class A (b)	104,949
776	Haemonetics Corp. (b)	97,885
631	Heska Corp. (b)	44,719
974	Hill-Rom Holdings, Inc.	102,494
177	ICU Medical, Inc. (b)	28,249
510	Inogen, Inc. (b)	24,434
691	Insulet Corp. (a)(b)	113,967
750	Integer Holdings Corp. (b)	56,670
593	Integra LifeSciences Holdings Corp. (b)	35,621
705	IntriCon Corp. (b)	13,705
901	iRadimed Corp. (a)(b)	18,939
580	iRhythm Technologies, Inc. (a)(b)	42,984
1,876	Lantheus Holdings, Inc. (b)	47,022
1,427	LeMaitre Vascular, Inc. (a)(b)	48,775
283	LivaNova PLC (a)(b)	20,883
631	Masimo Corp. (b)	93,886
2,736	Meridian Bioscience, Inc.	25,965
534	Merit Medical Systems, Inc. (a)(b)	16,266
1,480	Misonix, Inc. (b)	29,748
1,393	Natus Medical, Inc. (b)	44,353
382	Neogen Corp. (b)	26,018
1,245	Novocure, Ltd. (b)	93,101
1,082	NuVasive, Inc. (b)	68,577
1,932	OraSure Technologies, Inc. (b)	14,432
883	Orthofix Medical, Inc. (b)	46,817
630	OrthoPediatrics Corp. (a)(b)	22,214
474	Penumbra, Inc. (a)(b)	63,748
564	Quidel Corp. (a)(b)	34,601
5,450	RTI Surgical Holdings, Inc. (b)	15,532
1,792	SeaSpine Holdings Corp. (b)	21,880
567	Silk Road Medical, Inc. (b)	18,445
2,583	STAAR Surgical Co. (a)(b)	66,590
620	STERIS PLC	89,584
516	SurModics, Inc. (b)	23,602
1,467	Tactile Systems Technology, Inc. (a)(b)	62,083
1,260	Tandem Diabetes Care, Inc. (a)(b)	74,315
834	Varex Imaging Corp. (b)	23,802
632	West Pharmaceutical Services, Inc.	89,630
877	Wright Medical Group NV (b)	18,093
4,160	Zynex, Inc. (a)	39,562

		2,669,558

	Health Care Providers & Services - 2.66%
879	Acadia Healthcare Co., Inc. (b)	27,319
555	Addus HomeCare Corp. (b)	44,000
925	Amedisys, Inc. (b)	121,184
4,095	American Renal Associates Holdings, Inc. (b)	25,880
1,206	AMN Healthcare Services, Inc. (b)	69,417
1,015	BioTelemetry, Inc. (a)(b)	41,341
2,567	Brookdale Senior Living, Inc.	19,458
2,078	Catasys, Inc. (a)(b)	32,749
234	Chemed Corp.	97,711
359	CorVel Corp. (b)	27,176

Number of Shares		Value
	Health Care Providers & Services (Continued)
3,278	Covetrus, Inc. (a)(b)	$38,975
6,262	Cross Country Healthcare, Inc. (b)	64,499
1,150	Encompass Health Corp.	72,772
291	Guardant Health, Inc. (b)	18,575
699	Hanger, Inc.	14,246
266	HealthEquity, Inc. (b)	15,201
534	HMS Holdings Corp. (b)	18,404
2,113	Joint Corp. (a)(b)	39,323
437	LHC Group, Inc. (b)	49,626
619	Magellan Health Services, Inc. (b)	38,440
1,726	MEDNAX, Inc. (b)	39,042
1,059	Molina Healthcare, Inc. (b)	116,194
334	National HealthCare Corp.	27,338
1,763	National Research Corp. - Class A	101,813
8,380	Option Care Health, Inc.	26,816
8,272	Owens & Minor, Inc.	48,060
2,306	Patterson Cos., Inc. (a)(b)	41,093
1,108	PerkinElmer, Inc. (a)	94,368
649	Premier, Inc. - Class A (b)	18,769
387	Providence Service Corp. (b)	23,011
2,564	R 1 RCM, Inc. (b)	22,897
3,599	RadNet, Inc. (b)	51,682
2,549	Select Medical Holdings Corp. (b)	42,237
4,815	Surgery Partners, Inc. (b)	35,559
1,833	Tenet Healthcare Corp. (b)	40,546
898	The Ensign Group, Inc.	42,592
2,316	Tivity Health, Inc. (b)	38,515
123	US Physical Therapy, Inc. (b)	16,058

		1,702,886

	Health Care Technology - 0.67%
2,875	Allscripts Healthcare Solutions, Inc. (b)	31,567
1,311	Computer Programs & Systems, Inc.	29,642
490	HealthStream, Inc. (b)	12,686
1,016	Inovalon Holdings, Inc. - Class A (a)(b)	16,652
477	Inspire Medical Systems, Inc. (b)	29,107
776	Medidata Solutions, Inc. (b)	71,004
5,284	NextGen Healthcare, Inc. (a)(b)	82,800
482	Omnicell, Inc. (b)	34,834
1,208	OptimizeRx Corp. (b)	17,492
1,387	Simulations Plus, Inc.	48,129
453	Teladoc Health, Inc. (a)(b)	30,677
958	Vocera Communications, Inc. (a)(b)	23,615

		428,205

	Hotels, Restaurants & Leisure - 2.58%
2,138	Aramark	93,174
5,029	BBX Capital Corp.	23,485
156	Biglari Holdings, Inc. - Class B (b)	17,004
454	BJ’s Restaurants, Inc. (a)(b)	17,633
1,404	Bloomin’ Brands, Inc.	26,578
1,506	Bluegreen Vacations Corp.	14,036
1,048	Boyd Gaming Corp. (b)	25,100
1,253	Brinker International, Inc. (a)	53,466
4,975	Caesars Entertainment Corp. (b)	58,008
3,135	Callaway Golf Co.	60,850
504	Cheesecake Factory, Inc. (b)	21,007
990	Choice Hotels International, Inc. (a)	88,070
354	Churchill Downs, Inc.	43,703
139	Cracker Barrel Old Country Store, Inc. (a)	22,608
544	Dave & Buster’s Entertainment, Inc.	21,189

See notes to financial statements.

GuideMark® Small/Mid Cap Core Fund

SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

September 30, 2019

Number of Shares		Value
	COMMON STOCKS (Continued)
	Hotels, Restaurants & Leisure (Continued)
1,985	Del Taco Restaurants, Inc. (b)	$20,297
1,622	Denny’s Corp. (b)	36,925
268	Dine Brands Global, Inc. (b)	20,330
559	Domino’s Pizza, Inc. (b)	136,726
650	Dunkin’ Brands Group, Inc.	51,584
1,638	El Pollo Loco Holdings, Inc. (b)	17,952
817	Eldorado Resorts, Inc. (a)(b)	32,574
2,817	Everi Holdings, Inc. (b)	23,832
1,861	Fiesta Restaurant Group, Inc. (b)	19,392
2,039	Habit Restaurants, Inc. - Class A (b)	17,821
390	Hilton Grand Vacations, Inc. (b)	12,480
173	Hyatt Hotels Corp. - Class A (a)	12,745
2,269	Inspired Entertainment, Inc. (b)	16,314
415	International Speedway Corp. - Class A	18,679
1,482	J Alexander’s Holdings, Inc. (b)	17,369
252	Jack in the Box, Inc. (a)(b)	22,962
929	Lindblad Expeditions Holdings, Inc. (b)	15,570
331	Marriott Vacations Worldwide Corp.	34,295
405	Monarch Casino & Resort, Inc. (b)	16,884
274	Nathan’s Famous, Inc. (b)	19,687
530	Papa John’s International, Inc. (a)(b)	27,745
1,752	Penn National Gaming, Inc. (b)	32,631
518	Planet Fitness, Inc. - Class A (b)	29,977
1,164	PlayAGS, Inc. (b)	11,966
4,210	Potbelly Corp. (b)	18,356
768	RCI Hospitality Holdings, Inc.	15,882
854	Red Robin Gourmet Burgers, Inc. (b)	28,404
1,273	Ruth’s Hospitality Group, Inc. (b)	25,988
938	Scientific Games Corp. (b)	19,088
760	SeaWorld Entertainment, Inc. (b)	20,003
289	Shake Shack, Inc. (a)(b)	28,334
271	Six Flags Entertainment Corp.	13,764
578	Texas Roadhouse, Inc. (b)	30,357
1,114	The Wendy’s Co.	22,258
203	Vail Resorts, Inc. (b)	46,195
614	Wingstop, Inc.	53,590
754	Wyndham Destinations, Inc.	34,699
854	Wyndham Hotels & Resorts Inc.	44,186

		1,653,752

	Household Durables - 1.99%
1,939	Bassett Furniture Industries, Inc.	29,667
1,900	Beazer Homes USA, Inc. (b)	28,310
114	Cavco Industries, Inc. (b)	21,898
1,438	Ethan Allen Interiors, Inc.	27,466
4,354	GoPro, Inc. - Class A (b)	22,576
2,156	Green Brick Partners, Inc. (b)	23,069
1,050	Hamilton Beach Brands Holding Co. - Class A	16,979
322	Helen of Troy, Ltd. (b)	50,767
676	Hooker Furniture Corp.	14,494
412	Installed Building Products, Inc. (b)	23,624
545	iRobot Corp. (a)(b)	33,610
1,716	KB Home	58,344
1,375	La-Z-Boy, Inc.	46,186
1,092	Legacy Housing Corp. (b)	17,690
444	Leggett & Platt, Inc.	18,177
185	LGI Homes, Inc. (b)	15,414
1,539	Lifetime Brands, Inc.	13,620
794	Lovesac Co. (b)	14,824

Number of Shares		Value
	Household Durables (Continued)
402	M.D.C Holdings, Inc.	$17,326
347	M/I Homes, Inc. (b)	13,065
452	Meritage Homes Corp. (b)	31,798
1,680	Newell Brands, Inc.	31,450
44	NVR, Inc. (b)	163,563
2,448	PulteGroup, Inc.	89,474
2,446	Purple Innovation, Inc. (b)	18,418
1,018	Roku, Inc. (b)	103,592
1,203	Skyline Champion Corp.	36,198
2,422	Sonos, Inc. (b)	32,479
1,093	Taylor Morrison Home Corp. - Class A (b)	28,352
616	Tempur Sealy International, Inc. (a)(b)	47,555
1,323	Toll Brothers, Inc. (b)	54,309
329	TopBuild Corp. (b)	31,726
1,636	TRI Pointe Group, Inc. (b)	24,605
1,157	Tupperware Brands Corp.	18,362
400	Universal Electronics, Inc. (b)	20,360
842	William Lyon Homes - Class A (b)	17,143
2,710	ZAGG, Inc. (b)	16,992

		1,273,482

	Household Products - 0.22%
537	Central Garden & Pet Co. (b)	15,697
653	Central Garden & Pet Co. - Class A (b)	18,104
656	Oil-Dri Corp. of America	22,343
34	Spectrum Brands Holdings, Inc.	1,777
438	WD-40 Co.	80,391

		138,312

	Independent Power and Renewable Electricity Producers - 0.95%
18,511	Atlantic Power Corp. (b)	43,316
3,145	Clearway Energy, Inc. - Class A	54,534
3,175	Clearway Energy, Inc. - Class C	57,944
3,684	NRG Energy, Inc. (b)	145,886
229	Ormat Technologies, Inc.	17,013
1,367	Pattern Energy Group, Inc. - Class A	36,813
3,863	TerraForm Power, Inc.	70,403
6,962	Vistra Energy Corp. (a)	186,094

		612,003

	Industrial Conglomerates - 0.25%
466	Carlisle Companies, Inc.	67,822
523	Otter Tail Corp.	28,111
467	Raven Industries, Inc.	15,626
4	Seaboard Corp.	17,500
180	Standex International Corp. (a)	13,129
976	Tredegar Corp.	19,051

		161,239

	Insurance - 3.64%
131	Alleghany Corp. (b)	104,507
1,697	American Equity Investment Life Holding Co.	41,067
951	American Financial Group, Inc.	102,565
151	American National Insurance Co.	18,683
619	AMERISAFE, Inc. (b)	40,922
328	Argo Group International Holdings, Ltd. (b)	23,039
731	Assurant, Inc.	91,974
1,871	Assured Guaranty, Ltd.	83,185
639	Axis Capital Holdings, Ltd.	42,634
819	Brighthouse Financial, Inc. (b)	33,145

See notes to financial statements.

GuideMark® Small/Mid Cap Core Fund

SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

September 30, 2019

Number of Shares		Value
	COMMON STOCKS (Continued)
	Insurance (Continued)
3,370	Brown & Brown, Inc.	$121,522
1,292	Crawford & Co.	14,057
306	eHealth, Inc. (b)	20,438
662	Employers Holdings, Inc.	28,850
112	Enstar Group Ltd. (b)	21,271
419	Erie Indemnity Co. - Class A (a)	77,787
292	Everest Re Group, Ltd.	77,698
222	FBL Financial Group, Inc. - Class A	13,211
1,552	First American Financial Corp.	91,584
6,765	Genworth Financial, Inc. (b)	29,766
1,415	Globe Life, Inc.	135,500
276	Goosehead Insurance, Inc. - Class A	13,621
1,238	Hallmark Financial Services, Inc. (b)	23,683
425	HCI Group, Inc.	17,867
725	Health Insurance Innovations, Inc. - Class A (b)	18,074
1,279	Heritage Insurance Holdings, Inc. (b)	19,121
419	Horace Mann Educators Corp.	19,412
510	Independence Holding Co.	19,681
124	Investors Title Co.	19,852
470	James River Group Holdings, Ltd.	24,083
529	Kemper Corp.	41,236
1,144	National General Holdings Corp.	26,335
85	National Western Life Group, Inc. - Class A	22,811
4,317	Old Republic International Corp.	101,752
626	Primerica, Inc.	79,646
686	Reinsurance Group of America, Inc.	109,678
447	RenaissanceRe Holdings, Ltd.	86,472
513	RLI Corp.	47,663
217	Safety Insurance Group, Inc.	21,989
612	Selective Insurance Group, Inc.	46,016
412	State Auto Financial Corp.	13,345
373	The Hanover Insurance Group, Inc.	50,556
2,196	Tiptree, Inc. - Class A	15,987
340	United Fire Group, Inc.	15,973
1,750	Universal Insurance Holdings, Inc. (a)	52,483
2,048	Unum Group	60,867
1,786	W.R. Berkley Corp.	129,003
20	White Mountains Insurance Group, Ltd. - ADR	21,600

		2,332,211

	Interactive Media & Services - 0.65%
1,338	Care.com, Inc. (b)	13,982
1,189	Cargurus, Inc. (b)	36,800
2,067	Cars.com, Inc. (b)	18,562
6,945	DHI Group, Inc. (b)	26,738
1,970	EverQuote, Inc. (b)	42,040
3,314	QuinStreet, Inc. (b)	41,723
11,401	The Meet Group, Inc. (b)	37,338
3,583	Travelzoo (b)	38,302
1,392	TripAdvisor, Inc. - Class A (a)(b)	53,843
4,511	TrueCar, Inc. (b)	15,337
1,671	Yelp, Inc. - Class A (a)(b)	58,067
442	Zillow Group, Inc. - Class A (b)	13,059
701	Zillow Group, Inc. - Class C (a)(b)	20,904

		416,695

	Internet & Direct Marketing Retail - 0.64%
3,202	1-800-Flowers.com, Inc. - Class A (b)	47,374
2,050	Duluth Holdings, Inc. - Class B (b)	17,384
1,570	Etsy, Inc. (b)	88,705

Number of Shares		Value
	Internet & Direct Marketing Retail (Continued)
9,688	Groupon, Inc. (b)	$25,770
322	GrubHub, Inc. (b)	18,100
1,853	Lands’ End, Inc. (b)	21,022
4,531	Leaf Group, Ltd. (b)	19,030
1,931	Liberty TripAdvisor Holdings, Inc. - Class A (b)	18,171
1,348	PetMed Express, Inc. (a)	24,291
2,180	Qurate Retail, Inc. - Series A (b)	22,487
740	Shutterstock, Inc.	26,729
670	Stamps.com, Inc. (b)	49,881
1,489	Stitch Fix, Inc. (a)(b)	28,663

		407,607

	IT Services - 3.60%
516	Alliance Data Systems Corp. (b)	66,115
1,282	Amdocs Ltd. (b)	84,753
1,286	Black Knight, Inc. (b)	78,523
2,269	Booz Allen Hamilton Holding Corp. - Class A	161,144
3,529	Brightcove, Inc. (b)	36,984
504	CACI International, Inc. - Class A (b)	116,555
2,332	Carbonite, Inc. (b)	36,123
1,526	Cardtronics PLC - Class A (a)(b)	46,146
340	Cass Information Systems, Inc.	18,357
5,437	Conduent, Inc. (b)	33,818
1,260	CoreLogic, Inc. (b)	58,300
1,294	CSG Systems International, Inc. (b)	66,874
590	EPAM Systems, Inc. (b)	107,569
438	Euronet Worldwide, Inc. (b)	64,079
1,520	EVERTEC, Inc.	47,454
494	Evo Payments, Inc. - Class A (b)	13,891
538	ExlService Holdings, Inc. (b)	36,025
2,021	Genpact, Ltd. (b)	78,314
1,332	GTT Communications, Inc. (a)(b)	12,547
10,682	Information Services Group, Inc. (b)	26,545
1,765	Leidos Holdings, Inc.	151,578
6,579	Limelight Networks, Inc. (b)	19,934
428	LiveRamp Holdings, Inc. (a)(b)	18,387
770	ManTech International Corp. - Class A (b)	54,986
1,785	MAXIMUS, Inc.	137,909
185	MongoDB, Inc. (a)(b)	22,289
2,526	NIC, Inc.	52,162
913	Okta, Inc. (b)	89,894
1,853	Perficient, Inc. (b)	71,489
2,054	Perspecta, Inc.	53,651
2,096	Presidio, Inc.	35,422
2,565	PRGX Global, Inc. (b)	13,210
2,804	Sabre Corp.	62,796
905	Science Applications International Corp.	79,052
1,010	Switch, Inc. - Class A	15,776
2,154	The Hackett Group, Inc.	35,455
840	TTEC HLDGS, Inc.	40,219
331	Tucows, Inc. - Class A (b)	17,927
4,280	Unisys Corp. (b)	31,800
975	Verra Mobility Corp. (a)(b)	13,991
741	Virtusa Corp.	26,691
353	WEX, Inc. (b)	71,331

		2,306,065

	Leisure Products - 0.80%
1,131	Acushnet Holdings Corp.	29,858
926	Brunswick Corp. (a)	48,263
1,226	Clarus Corp.	14,375

See notes to financial statements.

GuideMark® Small/Mid Cap Core Fund

SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

September 30, 2019

Number of Shares		Value
	COMMON STOCKS (Continued)
	Leisure Products (Continued)
509	Johnson Outdoors, Inc. - Class A	$29,807
970	Malibu Boats, Inc. - Class A (b)	29,760
1,817	Marine Products Corp.	25,729
2,894	MasterCraft Boat Holdings, Inc. (b)	43,193
2,637	Mattel, Inc. (a)	30,035
556	Polaris Industries, Inc.	48,934
860	Pool Corp.	173,462
504	Sturm, Ruger & Co., Inc.	21,047
701	YETI Holdings, Inc. (a)(b)	19,628

		514,091

	Life Sciences Tools & Services - 1.13%
177	Bio-Rad Laboratories, Inc. - Class A (b)	58,895
196	Bio-Techne Corp.	38,351
1,583	Bruker Corp. (b)	69,541
550	Cambrex Corp. (b)	32,725
645	Charles River Laboratories International, Inc. (b)	85,379
4,630	ChromaDex Corp. (b)	18,219
3,736	Enzo Biochem, Inc. (b)	13,450
1,706	Luminex Corp.	35,229
1,064	Medpace holdings, Inc. (b)	89,419
2,401	NanoString Technologies, Inc. (b)	51,838
1,351	NeoGenomics, Inc. (a)(b)	25,831
654	PRA Health Sciences, Inc. (b)	64,896
1,855	QIAGEN NV (b)	61,159
1,444	Syneos Health, Inc. (b)	76,835

		721,767

	Machinery - 3.26%
750	Actuant Corp. - Class A	16,455
696	AGCO Corp. (b)	52,687
225	Alamo Group, Inc.	26,487
179	Albany International Corp. - Class A	16,139
1,410	Allison Transmission Holdings, Inc.	66,340
601	Altra Industrial Motion Corp. (a)(b)	16,645
525	Badger Meter, Inc.	28,192
583	Barnes Group, Inc. (a)	30,048
750	Blue Bird Corp. (b)	14,276
398	Chart Industries, Inc. (a)(b)	24,819
375	CIRCOR International, Inc.	14,081
957	Colfax Corp. (b)	27,810
1,234	Columbus McKinnon Corp. (b)	44,955
1,870	Commercial Vehicle Group, Inc. (b)	13,483
501	Crane Co.	40,396
564	DMC Global, Inc. (a)	24,805
1,525	Donaldson Co., Inc.	79,422
330	EnPro Industries, Inc. (b)	22,654
347	ESCO Technologies, Inc. (b)	27,607
753	Federal Signal Corp.	24,653
743	Flowserve Corp.	34,705
1,191	Gardner Denver Holdings, Inc. (b)	33,693
1,670	Gates Industrial Corp PLC (a)(b)	16,817
1,917	Graco, Inc.	88,259
788	IDEX Corp.	129,137
740	ITT, Inc.	45,281
581	John Bean Technologies Corp.	57,769
241	Kadant, Inc. (b)	21,157
667	Kennametal, Inc.	20,503
777	L.B. Foster Co. - Class A (b)	16,838
623	Lincoln Electric Holdings, Inc.	54,051

Number of Shares		Value
	Machinery (Continued)
855	Lydall, Inc. (b)	$21,298
1,403	Meritor, Inc. (b)	25,955
1,357	Milacron Holdings Corp. (b)	22,621
710	Mueller Industries, Inc.	20,363
460	Navistar International Corp. (b)	12,931
495	Nordson Corp.	72,399
635	Omega Flex, Inc.	64,929
697	Oshkosh Corp.	52,833
415	Park-Ohio Holdings Corp. (b)	12,392
1,549	Pentair PLC	58,552
376	Proto Labs, Inc. (b)	38,390
145	RBC Bearings, Inc. (b)	24,057
1,139	REV Group, Inc.	13,019
1,015	Rexnord Corp. (b)	27,456
748	Snap-on, Inc.	117,092
902	SPX Corp.	36,089
586	SPX FLOW, Inc. (a)(b)	23,123
351	Tennant Co.	24,816
689	Terex Corp. (b)	17,893
568	The Eastern Co.	14,098
350	The Middleby Corp. (b)	40,915
694	The Timken Co.	30,196
1,132	The Toro Co.	82,976
1,320	TriMas Corp. (b)	40,458
118	Valmont Industries, Inc.	16,336
1,564	Wabash National Corp. (b)	22,694
300	Watts Water Technologies, Inc. - Class A	28,119

		2,092,164

	Marine - 0.12%
446	Kirby Corp. (b)	36,643
8,844	Safe Bulkers, Inc. (b)	15,477
4,624	Scorpio Bulkers, Inc.	28,114

		80,234

	Media - 1.28%
438	AMC Networks, Inc. - Class A (b)	21,532
44	Cable One, Inc.	55,207
466	Cardlytics, Inc.	15,620
4,264	Central European Media Enterprises, Ltd. - Class A (b)	19,167
580	Cinemark Holdings, Inc.	22,411
1,291	Emerald Expositions Events, Inc.	12,561
4,653	Entercom Communications Corp. - Class A (b)	15,541
5,264	Fluent, Inc. (b)	14,397
3,330	Gannett Co., Inc.	35,764
496	GCI Liberty, Inc. (b)	30,787
1,370	Gray Television, Inc.	22,358
651	John Wiley & Sons, Inc. - Class A (a)	28,605
8,906	Lee Enterprises, Inc. (b)	18,168
1,108	Liberty Latin America Ltd. - Class A (b)	18,914
1,329	Liberty Latin America, Ltd. - Class C (b)	22,719
1,208	MSG Networks, Inc. - Class A (b)	19,594
2,701	New Media Investment Group, Inc. (a)	23,796
2,506	News Corp. - Class A	34,884
951	News Corp. - Class B	13,595
529	Nexstar Media Group, Inc. - Class A (a)(b)	54,122
644	Scholastic Corp.	24,317
893	Sinclair Broadcast Group, Inc. - Class A	38,167
2,794	TechTarget, Inc. (b)	62,935
2,414	TEGNA, Inc. (a)	37,489

See notes to financial statements.

GuideMark® Small/Mid Cap Core Fund

SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

September 30, 2019

Number of Shares		Value
	COMMON STOCKS (Continued)
	Media (Continued)
1,719	The E.W. Scripps Co. - Class A (b)	$22,828
3,009	The Interpublic Group of Companies, Inc. (b)	64,874
2,099	The New York Times Co. - Class A (a)	59,780
536	Value Line, Inc.	12,194

		822,326

	Metals & Mining - 0.85%
6,440	AK Steel Holding Corp.	14,619
1,827	Alcoa Corp. (b)	36,668
1,375	Allegheny Technologies, Inc.	27,844
370	Carpenter Technology Corp.	19,114
2,373	Cleveland-Cliffs, Inc. (a)	17,133
240	Compass Minerals International, Inc.	13,558
503	Gibraltar Industries, Inc.	23,108
540	Materion Corp.	33,134
2,048	Novagold Resources, Inc. (b)	12,431
1,828	Olympic Steel, Inc.	26,323
1,068	Reliance Steel & Aluminum Co.	106,437
306	Royal Gold, Inc.	37,702
1,466	Ryerson Holding Corp. (b)	12,505
707	Schnitzer Steel Industries, Inc. - Class A	14,607
2,359	Steel Dynamics, Inc.	70,298
2,997	SunCoke Energy, Inc. (b)	16,903
1,376	United States Steel Corp. (a)	15,893
1,532	Warrior Met Coal, Inc.	29,905
483	Worthington Industries, Inc.	17,412

		545,594

	Multiline Retail - 0.84%
1,012	Big Lots, Inc. (b)	24,794
836	Burlington Stores, Inc. (b)	167,050
512	Dillard’s, Inc. - Class A (a)	33,848
30,182	J.C. Penney Co., Inc. (a)	26,829
2,484	Kohl’s Corp. (b)	123,356
4,060	Macy’s, Inc.	63,092
1,814	Nordstrom, Inc. (a)	61,077
645	Ollie’s Bargain Outlet Holdings, Inc. (a)(b)	37,823

		537,869

	Multi-Utilities - 0.38%
1,753	Alliant Energy Corp.	94,539
273	Avista Corp.	13,224
634	Black Hills Corp.	48,647
1,637	MDU Resources Group, Inc.	46,147
520	NorthWestern Corp.	39,026

		241,583

	Oil, Gas & Consumable Fuels - 0.86%
2,896	Amplify Energy Corp.	17,868
424	Arch Coal, Inc. - Class A (a)	31,461
211	Chesapeake Utilities Corp.	20,113
954	CONSOL Energy, Inc. (b)	14,911
596	Contura Energy, Inc. (b)	16,664
602	CVR Energy, Inc. (b)	26,506
717	Delek US Holdings, Inc	26,027
15,453	Denbury Resources, Inc. (b)	18,389
4,203	DHT Holdings, Inc.	25,848
2,527	Dorian LPG, Ltd. (b)	26,180
3,486	Hallador Energy Co.	12,619
1,362	HollyFrontier Corp.	73,058

Number of Shares		Value
	Oil, Gas & Consumable Fuels (Continued)
620	NACCO Industries, Inc. - Class A	$39,624
6,499	Nordic American Tankers Ltd.	14,038
6,841	Northern Oil and Gas, Inc. (b)	13,408
1,067	Par Pacific Holdings, Inc. (b)	24,392
1,089	PBF Energy, Inc. - Class A	29,610
1,236	Peabody Energy Corp.	18,194
2,756	Range Resources Corp.	10,528
465	Scorpio Tankers, Inc.	13,838
15,243	Teekay Tankers, Ltd. - Class A	19,816
2,750	W&T Offshore, Inc.	12,018
1,111	World Fuel Services Corp.	44,373

		549,483

	Paper & Forest Products - 0.19%
697	Boise Cascade Co.	22,715
749	Domtar Corp. (b)	26,822
978	Louisiana-Pacific Corp. (b)	24,039
912	PH Glatfelter Co.	14,036
530	Schweitzer-Mauduit International, Inc.	19,843
1,129	Verso Corp. - Class A (b)	13,977

		121,432

	Personal Products - 0.66%
582	Edgewell Personal Care Co. (b)	18,909
1,430	elf Beauty, Inc. (b)	25,039
2,012	Herbalife Nutrition, Ltd.	76,174
537	Inter Parfums, Inc.	37,574
2,986	Lifevantage Corp. (b)	40,908
585	Medifast, Inc. (a)(b)	60,624
2,033	Nature’s Sunshine Products, Inc.	16,854
999	Nu Skin Enterprises, Inc. - Class A	42,488
847	Revlon, Inc. - Class A (a)(b)	19,896
929	USANA Health Sciences, Inc. (a)(b)	63,534
4,360	Youngevity International, Inc. (a)(b)	19,489

		421,489

	Pharmaceuticals - 1.86%
13,890	Amneal Pharmaceuticals, Inc. (b)	40,281
653	Amphastar Pharmaceuticals, Inc. (b)	12,949
606	ANI Pharmaceuticals, Inc. (b)	44,165
35,951	Assertio Therapeutics, Inc. (b)	46,017
502	Axsome Therapeutics, Inc. (b)	10,161
5,683	BioDelivery Sciences International, Inc. (b)	23,925
1,268	Catalent, Inc. (b)	60,433
5,713	Collegium Pharmaceutical, Inc. (b)	65,585
5,875	Corcept Therapeutics, Inc. (a)(b)	83,043
12,032	Endo International PLC (b)	38,623
3,558	Horizon Therapeutics PLC (b)	96,884
3,571	Innoviva, Inc. (a)(b)	37,638
1,116	Intersect ENT, Inc. (b)	18,983
780	Jazz Pharmaceuticals PLC (b)	99,949
7,438	Lannett Co., Inc. (a)(b)	83,306
20,714	Mallinckrodt PLC (a)(b)	49,921
287	MyoKardia, Inc. (b)	14,967
1,188	Omeros Corp. (a)(b)	19,400
372	Pacira Pharmaceuticals, Inc. (b)	14,162
1,641	Perrigo Co. PLC (a)	91,716
1,033	Phibro Animal Health Corp. - Class A	22,034
1,992	Prestige Consumer Healthcare, Inc. (b)	69,103
13,428	SIGA Technologies, Inc. (b)	68,751
1,637	Supernus Pharmaceuticals, Inc.	44,985

See notes to financial statements.

GuideMark® Small/Mid Cap Core Fund

SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

September 30, 2019

Number of Shares		Value
	COMMON STOCKS (Continued)
	Pharmaceuticals (Continued)
353	The Medicines Co. (b)	$17,650
402	Zogenix, Inc. (b)	16,096

		1,190,727

	Professional Services - 1.43%
965	ASGN, Inc. (b)	60,660
1,417	BG Staffing, Inc.	27,079
1,552	CBIZ, Inc. (b)	36,472
422	CRA International, Inc. (b)	17,711
360	Exponent, Inc. (b)	25,164
540	Forrester Research, Inc. (b)	17,356
1,236	Franklin Covey Co.	43,260
504	FTI Consulting, Inc. (b)	53,419
556	Heidrick & Struggles International, Inc.	15,179
428	Huron Consulting Group, Inc. (b)	26,253
520	ICF International, Inc. (b)	43,924
6,124	InnerWorkings, Inc. (b)	27,129
573	Insperity, Inc.	56,509
1,003	Kelly Services, Inc. - Class A	24,293
1,318	Kforce, Inc. (a)(b)	49,867
507	Korn Ferry International (b)	19,590
903	ManpowerGroup, Inc.	76,069
1,080	Mistras Group, Inc. (b)	17,712
1,163	Navigant Consulting, Inc. (b)	32,506
1,721	Resources Connection, Inc. (b)	29,240
2,013	Robert Half International, Inc.	112,044
349	TriNet Group, Inc. (b)	21,704
1,930	TrueBlue, Inc. (b)	40,723
383	VSE Corp.	13,056
837	WILLDAN GROUP, Inc. (a)(b)	29,362

		916,281

	Real Estate Management & Development - 0.60%
2,783	Altisource Portfolio Solutions SA (b)	56,272
741	Cushman & Wakefield PLC (b)	13,731
4,024	eXp World Holdings, Inc. (a)(b)	33,721
1,382	Forestar Group, Inc.	25,263
619	Jones Lang LaSalle, Inc. (a)	86,078
866	Kennedy-Wilson Holdings, Inc. (a)	18,983
1,593	Marcus & Millichap, Inc. (b)	56,536
580	RE/MAX Holdings, Inc. - Class A	18,653
5,492	Realogy Holdings Corp. (a)	36,687
799	The RMR Group, Inc. - Class A	36,338

		382,262

	Road & Rail - 0.43%
51	AMERCO (a)(b)	19,892
1,081	ArcBest Corp.	32,916
5,512	Daseke, Inc. (b)	13,780
532	Genesee & Wyoming, Inc. - Class A (b)	58,791
449	Knight-Swift Transportation Holdings, Inc.	16,299
643	Landstar System, Inc.	72,389
392	PAM Transportation Services, Inc. (b)	23,171
255	Saia, Inc. (b)	23,894
579	Universal Logistics Holdings, Inc. (b)	13,479

		274,611

	Semiconductors & Semiconductor Equipment - 2.34%
769	Advanced Energy Industries, Inc. (a)(b)	44,148
346	Ambarella, Inc. (b)	21,741

Number of Shares		Value
	Semiconductors & Semiconductor Equipment (Continued)
3,761	Amkor Technology, Inc. (b)	$34,225
879	Axcelis Technologies, Inc. (b)	15,022
856	Brooks Automation, Inc. (b)	31,698
170	Cabot Microelectronics Corp. (b)	24,006
1,476	Cirrus Logic, Inc. (b)	79,084
1,253	Cohu, Inc.	16,922
866	Cree, Inc. (b)	42,434
3,714	Cypress Semiconductor Corp. (b)	86,685
1,068	Diodes, Inc. (b)	42,880
1,319	Entegris, Inc. (a)(b)	62,072
409	First Solar, Inc. (a)(b)	23,726
1,180	FormFactor, Inc. (a)(b)	22,001
1,041	Ichor Holdings, Ltd. (b)	25,171
728	Impinj, Inc. (a)(b)	22,444
289	Inphi Corp. (b)	17,643
1,656	Lattice Semiconductor Corp. (b)	30,280
737	MaxLinear, Inc. - Class A (a)(b)	16,494
689	MKS Instruments, Inc. (b)	63,581
785	Monolithic Power Systems, Inc. (b)	122,170
1,083	Nanometrics, Inc. (b)	35,328
4,610	NeoPhotonics Corp. (b)	28,075
5,271	ON Semiconductor Corp. (a)(b)	101,256
755	Power Integrations, Inc.	68,275
1,845	Rambus, Inc. (a)(b)	24,216
1,090	Rudolph Technologies, Inc. (b)	28,732
623	Semtech Corp. (b)	30,284
319	Silicon Laboratories, Inc. (b)	35,521
1,665	SMART Global Holdings, Inc. (b)	42,424
2,439	Teradyne, Inc. (b)	141,243
2,043	Ultra Clean Holdings, Inc. (b)	29,899
1,166	Versum Materials, Inc.	61,716
1,384	Xperi Corp.	28,621

		1,500,017

	Software - 6.99%
1,047	2U, Inc. (a)(b)	17,045
2,527	8x8, Inc. (b)	52,359
4,084	A10 Networks, Inc. (b)	28,343
1,447	ACI Worldwide, Inc. (b)	45,327
1,402	Agilysys, Inc.	35,905
825	Alarm.com Holdings, Inc. (b)	38,478
1,157	Altair Engineering, Inc. - Class A (b)	40,055
651	Alteryx, Inc. - Class A	69,937
2,127	American Software, Inc. - Class A	31,948
660	Anaplan, Inc. (b)	31,020
1,134	Appfolio, Inc. - Class A (a)(b)	107,889
749	Appian Corp. (b)	35,577
1,181	Aspen Technology, Inc. (b)	145,357
411	Avalara, Inc. (b)	27,656
4,804	Avaya Holdings Corp. (b)	49,145
425	Blackbaud, Inc.	38,395
576	Blackline, Inc. (b)	27,539
633	Bottomline Technologies, Inc.	24,909
2,345	Box, Inc. - Class A (b)	38,833
913	Carbon Black, Inc. (b)	23,729
1,363	CDK Global, Inc.	65,547
455	Ceridian HCM Holding, Inc. (b)	22,463
2,898	ChannelAdvisor Corp. (b)	27,038
4,092	Cision, Ltd. (b)	31,467
1,562	Cloudera, Inc. (b)	13,839

See notes to financial statements.

GuideMark® Small/Mid Cap Core Fund

SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

September 30, 2019

Number of Shares		Value
	COMMON STOCKS (Continued)
	Software (Continued)
979	CommVault Systems, Inc. (b)	$43,771
945	Cornerstone OnDemand, Inc. (b)	51,805
331	Coupa Software, Inc. (b)	42,888
5,165	Digital Turbine, Inc. (b)	33,288
1,080	DocuSign, Inc. (a)(b)	66,874
846	Domo, Inc. - Class B (b)	13,519
598	Ebix, Inc. (a)(b)	25,176
4,503	eGain Corp. (b)	36,047
333	Elastic NV (b)	27,419
373	Envestnet, Inc. (b)	21,149
325	ePlus, Inc. (b)	24,729
712	Everbridge, Inc. (b)	43,938
381	Fair Isaac Corp.	115,641
1,718	Five9, Inc.	92,325
979	ForeScout Technologies, Inc. (b)	37,124
406	Guidewire Software, Inc. (a)(b)	42,784
515	HubSpot, Inc. (a)	78,079
1,272	Instructure, Inc. (b)	49,277
664	Intelligent Systems Corp. (a)(b)	27,583
856	j2 Global, Inc.	77,742
789	Jack Henry & Associates, Inc.	115,170
2,398	LivePerson, Inc. (a)(b)	85,609
743	LogMeIn, Inc.	52,723
2,987	Majesco, Inc. (b)	25,210
1,209	Manhattan Associates, Inc. (b)	97,530
318	MicroStrategy, Inc. - Class A (b)	47,182
2,264	Mitek Systems, Inc. (b)	21,848
8,689	MobileIron, Inc. (b)	56,870
1,181	Model N, Inc. (b)	32,785
1,082	Monotype Imaging Holdings, Inc. (b)	21,434
672	New Relic, Inc. (a)(b)	41,294
5,084	Nuance Communications, Inc. (b)	82,920
1,538	Nutanix, Inc. - Class A (b)	40,373
2,018	OneSpan, Inc. (b)	29,261
465	Paycom Software, Inc. (b)	97,413
229	Paylocity Holding Corp. (b)	22,346
854	Pegasystems, Inc.	58,115
2,176	Progress Software Corp. (b)	82,819
608	Proofpoint, Inc. (a)(b)	78,462
984	PROS Holdings, Inc. (b)	58,646
1,166	PTC, Inc. (a)(b)	79,498
430	Q2 Holdings, Inc. (a)(b)	33,914
927	QAD, Inc. - Class A	42,809
441	Qualys, Inc. (b)	33,326
1,599	Rapid7, Inc. (b)	72,579
674	RealPage, Inc. (b)	42,368
6,884	Rimini Street Inc. (b)	30,152
1,398	RingCentral, Inc. - Class A (b)	175,673
955	SailPoint Technologies Holding Inc. (b)	17,849
2,051	SecureWorks Corp. - Class A (a)(b)	26,519
615	ShotSpotter, Inc. (b)	14,163
1,209	Smartsheet, Inc. - Class A (a)(b)	43,560
773	SolarWinds Corp. (a)(b)	14,262
762	SPS Commerce, Inc. (b)	35,867
809	SVMK, Inc. (b)	13,834
6,494	Synchronoss Technologies, Inc. (b)	35,068
4,009	Telaria, Inc. (b)	27,702
2,836	Telenav, Inc. (b)	13,556
2,009	The Rubicon Project, Inc. (b)	17,498

Number of Shares		Value
	Software (Continued)
355	The Trade Desk, Inc. - Class A (b)	$66,580
5,274	TiVo Corp.	40,162
173	Tyler Technologies, Inc. (b)	45,413
578	Upland Software, Inc. (b)	20,149
901	Varonis Systems, Inc. (a)(b)	53,862
1,130	Verint Systems, Inc. (b)	48,341
2,130	Workiva, Inc. (b)	93,358
2,651	Yext, Inc. (b)	42,124
722	Zscaler, Inc. (b)	34,122
980	Zendesk, Inc. (a)(b)	71,422
2,941	Zix Corp. (b)	21,293

		4,475,991

	Specialty Retail - 3.82%
1,581	Aaron’s, Inc.	101,595
3,108	Abercrombie & Fitch Co. - Class A	48,485
2,873	American Eagle Outfitters, Inc.	46,600
979	America’s Car-Mart, Inc. (a)(b)	89,774
305	Asbury Automotive Group, Inc. (b)	31,211
61,202	Ascena Retail Group, Inc. (a)(b)	16,163
521	AutoNation, Inc. (b)	26,415
6,022	Barnes & Noble Education, Inc. (b)	18,789
3,755	Bed Bath & Beyond, Inc. (a)(b)	39,953
758	Boot Barn Holdings, Inc. (b)	26,454
1,521	Caleres, Inc.	35,607
481	Carvana Co. (a)(b)	31,746
8,672	Chico’s FAS, Inc. (a)(b)	34,948
2,191	Citi Trends, Inc. (b)	40,095
856	Conn’s, Inc. (a)(b)	21,280
1,484	Designer Brands, Inc. - Class A (a)	25,406
1,401	Dick’s Sporting Goods, Inc. (a)(b)	57,175
7,086	Express, Inc. (b)	24,376
708	Five Below, Inc. (b)	89,279
916	Floor & Decor Holdings, Inc. - Class A (b)	46,853
1,702	Foot Locker, Inc.	73,458
3,961	GameStop Corp. - Class A (a)(b)	21,865
1,016	Genesco, Inc. (b)	40,660
11,148	GNC Holdings, Inc. - Class A (a)(b)	23,857
301	Group 1 Automotive, Inc.	27,785
1,392	Guess?, Inc.	25,794
2,397	Haverty Furniture Cos., Inc. (b)	48,587
1,720	Hibbett Sports, Inc. (a)(b)	39,388
1,832	Hudson, Ltd. - Class A (b)	22,479
9,054	J. JILL, Inc. (a)	17,203
1,845	L Brands, Inc.	36,144
193	Lithia Motors, Inc. - Class A (b)	25,549
2,298	Lumber Liquidators Holdings, Inc. (a)(b)	22,681
997	MarineMax, Inc. (b)	15,434
383	Monro, Inc.	30,261
544	Murphy USA, Inc. (b)	46,403
793	National Vision Holdings, Inc. (b)	19,088
9,873	Office Depot, Inc. (a)(b)	17,327
406	Penske Automotive Group, Inc.	19,196
5,703	Rent-A-Center, Inc. (a)(b)	147,080
346	REX American Resources Corp. (b)	26,410
647	RH (b)	110,527
14,191	RTW RetailWinds, Inc. (b)	19,442
3,026	Sally Beauty Holdings, Inc. (a)(b)	45,057
1,211	Shoe Carnival, Inc. (a)(b)	39,249
1,493	Signet Jewelers, Ltd.	25,023

See notes to financial statements.

GuideMark® Small/Mid Cap Core Fund

SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

September 30, 2019

Number of Shares		Value
	COMMON STOCKS (Continued)
	Specialty Retail (Continued)
1,009	Sleep Number Corp. (b)	$41,692
1,067	Sonic Automotive, Inc. - Class A	33,514
6,041	Sportsman’s Warehouse Holdings, Inc. (b)	31,292
3,962	Tailored Brands, Inc. (a)	17,433
1,628	The Buckle, Inc. (a)	33,537
1,540	The Cato Corp. - Class A	27,119
694	The Children’s Place, Inc. (a)(b)	53,431
9,664	The Container Store Group, Inc. (b)	42,715
2,846	The Michaels Cos., Inc. (a)(b)	27,862
5,143	Tilly’s, Inc. - Class A	48,550
1,930	Urban Outfitters, Inc. (b)	54,214
1,298	Williams-Sonoma, Inc. (a)	88,238
232	Winmark Corp.	40,922
2,120	Zumiez, Inc. (a)(b)	67,151

		2,445,821

	Technology Hardware, Storage & Peripherals - 0.57%
2,305	3D Systems Corp. (a)(b)	18,786
1,183	AstroNova, Inc.	19,129
4,908	Avid Technology, Inc. (b)	30,380
1,345	NCR Corp. (b)	42,448
1,060	Diebold Nixdorf, Inc.	11,872
2,380	Pure Storage, Inc. - Class A (b)	40,317
825	Stratasys, Ltd. (b)	17,577
1,322	Synaptics, Inc. (b)	52,814
2,047	Teradata Corp. (b)	63,457
2,301	Xerox Holdings Corp.	68,823

		365,603

	Textiles, Apparel & Luxury Goods - 1.71%
2,084	Capri Holdings, Ltd. (b)	69,105
562	Carter’s, Inc. (a)(b)	51,260
846	Columbia Sportswear Co.	81,969
4,123	Crocs, Inc. (b)	114,454
613	Deckers Outdoor Corp. (b)	90,332
571	Delta Apparel, Inc.	13,561
3,974	Fossil Group, Inc. (a)(b)	49,715
1,093	G-III Apparel Group, Ltd. (b)	28,167
3,663	Hanesbrands, Inc. (b)	56,117
453	Kontoor Brands, Inc. (b)	15,900
1,019	Movado Group, Inc.	25,332
490	Oxford Industries, Inc.	35,133
832	Ralph Lauren Corp. - Class A (a)	79,431
830	Rocky Brands, Inc. (b)	27,581
2,402	Skechers U.S.A., Inc. - Class A (b)	89,715
2,128	Steven Madden, Ltd. (a)(b)	76,161
1,066	Superior Uniform Group, Inc.	17,184
213	UniFirst Corp.	41,560
3,460	Vera Bradley, Inc. (b)	34,946
924	Vince Holding Corp. (b)	17,547
708	Weyco Group, Inc.	16,008
2,333	Wolverine World Wide, Inc. (a)	65,931

		1,097,109

	Thrifts & Mortgage Finance - 1.68%
1,401	Axos Financial, Inc.	38,738
815	BANK7 Corp. (b)	15,322
464	Berkshire Hills Bancorp, Inc.	13,590
910	Brookline Bancorp, Inc.	13,404
1,333	Capitol Federal Financial, Inc.	18,369

Number of Shares		Value
	Thrifts & Mortgage Finance (Continued)
932	Dime Community Bancshares	$19,954
747	Entegra Financial Corp. (b)	22,440
1,421	Essent Group, Ltd. (b)	67,739
488	Federal Agricultural Mortgage Corp. - Class C	39,850
606	First Defiance Financial Corp.	17,553
843	Flagstar Bancorp, Inc.	31,486
308	FS Bancorp, Inc.	16,170
189	Hingham Institution for Savings	35,721
375	Home Bancorp, Inc.	14,621
953	HomeStreet, Inc. (b)	26,036
118	LendingTree, Inc. (b)	36,631
1,070	Merchants Bancorp	17,698
881	Meridian Bancorp, Inc.	16,519
648	Meta Financial Group, Inc.	21,131
4,007	MGIC Investment Corp. (b)	50,408
618	MMA Capital Holdings, Inc. (b)	18,540
3,132	Mr Cooper Group, Inc. (b)	33,262
3,398	New York Community Bancorp, Inc.	42,645
1,752	NMI Holdings, Inc. - Class A (b)	46,007
1,031	Northwest Bancshares, Inc.	16,898
1,104	Oritani Financial Corp.	19,535
1,028	PennyMac Financial Services, Inc.	31,231
2,453	People’s United Financial, Inc.	38,353
3,570	Radian Group, Inc.	81,539
1,975	Riverview Bancorp, Inc.	14,575
1,810	Sterling Bancorp, Inc.	17,666
1,059	TFS Financial Corp.	19,083
546	Timberland Bancorp, Inc.	15,015
945	United Financial Bancorp, Inc.	12,880
875	Walker & Dunlop, Inc.	48,939
1,436	Washington Federal, Inc. (a)	53,118
973	Waterstone Financial, Inc.	16,716
330	WSFS Financial Corp.	14,553

		1,073,935

	Tobacco - 0.08%
634	Turning Point Brands, Inc.	14,620
389	Universal Corp.	21,321
1,453	Vector Group, Ltd.	17,308

		53,249

	Trading Companies & Distributors - 1.58%
649	Applied Industrial Technologies, Inc.	36,863
1,013	Beacon Roofing Supply, Inc. (b)	33,966
427	BlueLinx Holdings, Inc. (b)	13,805
2,307	BMC Stock Holdings, Inc. (b)	60,397
1,598	DXP Enterprises, Inc. (b)	55,483
563	EVI Industries, Inc. (a)	17,971
2,260	Foundation Building Materials, Inc. (b)	35,007
225	GATX Corp.	17,444
1,940	GMS, Inc. (b)	55,717
1,102	H&E Equipment Services, Inc. (b)	31,804
2,774	HD Supply Holdings, Inc. (b)	108,671
464	Kaman Corp.	27,589
1,339	Lawson Products, Inc.	51,859
1,515	MRC Global, Inc. (b)	18,377
650	MSC Industrial Direct Co., Inc. - Class A	47,145
1,978	NOW, Inc. (b)	22,688
672	Rush Enterprises, Inc. - Class A (b)	25,926
588	Rush Enterprises, Inc. - Class B (b)	23,479
1,051	SiteOne Landscape Supply, Inc. (a)(b)	77,795

See notes to financial statements.

GuideMark® Small/Mid Cap Core Fund

SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

September 30, 2019

Number of Shares		Value
	COMMON STOCKS (Continued)
	Trading Companies & Distributors (Continued)
1,325	Systemax, Inc. (b)	$29,163
1,280	Titan Machinery, Inc. (b)	18,355
558	Triton International, Ltd.	18,883
1,863	Univar, Inc. (b)	38,676
2,053	Veritiv Corp. (b)	37,118
364	Watsco, Inc. - Class A (a)	61,582
577	WESCO International, Inc. (b)	27,563
368	Willis Lease Finance Corp. (b)	20,380

		1,013,706

	Transportation Infrastructure - 0.03%
456	Macquarie Infrastructure Corp.	17,998

	Water Utilities - 0.27%
303	American States Water Co.	27,228
1,016	Aqua America, Inc. (a)	45,547
817	AquaVenture Holdings, Ltd. (b)	15,874
374	California Water Service Group	19,796
1,705	Consolidated Water Co., Ltd. - Ordinary Shares	28,115
318	Middlesex Water Co.	20,657
192	SJW Group	13,112

		170,329

	Wireless Telecommunication Services - 0.13%
443	Shenandoah Telecommunications Co.	14,074
1,576	Telephone & Data Systems, Inc.	40,661
716	United States Cellular Corp. (b)	26,907

		81,642

	Total Common Stocks (Cost $44,675,714)	56,722,248

	INVESTMENT COMPANIES - 3.30%
	Exchange Traded Funds - 3.30%
18,181	Vanguard Extended Market ETF	2,114,996

	Total Investment Companies (Cost $1,833,465)	2,114,996

	REAL ESTATE INVESTMENT TRUSTS - 7.67%
638	Acadia Realty Trust (a)	18,234
1,777	AG Mortgage Investment Trust, Inc.	26,922
2,040	AGNC Investment Corp.	32,824
242	Agree Realty Corp.	17,702
1,834	Alexander & Baldwin, Inc. (a)	44,951
446	American Assets Trust, Inc.	20,846
702	American Campus Communities, Inc.	33,752
2,911	American Homes 4 Rent - Class A	75,366
876	Americold Realty Trust	32,473
788	Apartment Investment & Management Co. - Class A	41,086
1,662	Apollo Commercial Real Estate Finance, Inc. (a)	31,861
2,890	Apple Hospitality REIT, Inc.	47,916
1,064	Ares Commercial Real Estate Corp.	16,205
1,648	Armada Hoffler Properties, Inc.	29,812
13,096	Ashford Hospitality Trust, Inc. (b)	43,348
1,124	Blackstone Mortgage Trust, Inc. - Class A	40,295
3,127	Bluerock Residential Growth REIT, Inc.	36,805
4,005	Braemar Hotels & Resorts, Inc.	37,607
1,670	Brandywine Realty Trust	25,300
3,330	Brixmor Property Group, Inc. (a)	67,566
2,774	BRT Apartments Corp.	40,445
814	Camden Property Trust	90,362

Number of Shares		Value
	REAL ESTATE INVESTMENT TRUSTS (Continued)
1,746	Capstead Mortgage Corp.	$12,833
849	CareTrust REIT, Inc.	19,956
46,573	CBL & Associates Properties, Inc. (a)	60,079
14,231	Cedar Shopping Centers, Inc.	42,693
2,004	Chatham Lodging Trust	36,373
4,404	Chimera Investment Corp. (a)	86,142
1,569	Clipper Realty, Inc.	15,988
8,424	Colony Capital, Inc. - Class A (a)	50,712
840	Columbia Property Trust, Inc.	17,766
378	Community Healthcare Trust, Inc.	16,840
879	CoreCivic, Inc.	15,189
467	CorEnergy Infrastructure Trust, Inc.	22,052
3,561	CorePoint Lodging, Inc. (a)	36,002
123	CoreSite Realty Corp.	14,988
1,170	Corporate Office Properties Trust	34,843
1,543	Cousins Properties, Inc.	58,001
926	CubeSmart (a)	32,317
475	CyrusOne, Inc.	37,572
3,461	DiamondRock Hospitality Co. (a)(b)	35,475
694	Douglas Emmett, Inc.	29,724
2,282	Duke Realty Corp.	77,520
1,084	Easterly Government Properties, Inc.	23,089
225	EastGroup Properties, Inc.	28,129
733	Ellington Financial, Inc.	13,245
2,068	Empire State Realty Trust, Inc. - Class A	29,510
611	EPR Properties	46,961
920	Equity Commonwealth	31,510
449	Equity LifeStyle Properties, Inc.	59,986
683	Essential Properties Realty Trust, Inc.	15,647
1,749	Exantas Capital Corp.	19,886
1,976	Farmland Partners, Inc.	13,200
660	First Industrial Realty Trust, Inc.	26,110
633	Four Corners Property Trust, Inc.	17,901
3,899	Franklin Street Properties Corp.	32,986
1,014	Gaming and Leisure Properties, Inc.	38,775
588	Getty Realty Corp.	18,851
1,216	Gladstone Commercial Corp.	28,576
1,296	Global Medical REIT, Inc.	14,774
689	Global Net Lease, Inc.	13,435
986	Granite Point Mortgage Trust, Inc.	18,478
1,900	Great Ajax Corp.	29,450
744	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	21,688
596	Healthcare Realty Trust, Inc.	19,966
924	Healthcare Trust of America, Inc. - Class A	27,147
2,234	Hersha Hospitality Trust	33,242
715	Highwoods Properties, Inc.	32,132
853	Hudson Pacific Properties, Inc.	28,541
1,211	Independence Realty Trust, Inc.	17,329
325	Innovative Industrial Properties, Inc. (a)	30,020
1,917	Invesco Mortgage Capital, Inc.	29,349
180	Investors Real Estate Trust	13,441
1,349	Iron Mountain, Inc.	43,694
1,061	iStar Financial, Inc. (a)(b)	13,846
508	JBG SMITH Properties	19,919
858	Jernigan Capital, Inc.	16,517
675	Kilroy Realty Corp.	52,576
2,823	Kimco Realty Corp.	58,944
2,528	Kite Realty Group Trust	40,827
975	KKR Real Estate Finance Trust, Inc. (a)	19,042

See notes to financial statements.

GuideMark® Small/Mid Cap Core Fund

SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

September 30, 2019

Number of Shares		Value
	REAL ESTATE INVESTMENT TRUSTS (Continued)
1,490	Ladder Capital Corp.	$25,732
417	Lamar Advertising Co. - Class A	34,165
1,555	Lexington Realty Trust	15,939
1,444	Liberty Property Trust	74,121
240	Life Storage, Inc. (a)	25,298
700	LTC Properties, Inc.	35,854
2,003	Mack-Cali Realty Corp.	43,385
2,296	Medical Properties Trust, Inc. (a)	44,910
4,941	MFA Financial, Inc.	36,366
215	National Health Investors, Inc.	17,714
874	National Retail Properties, Inc.	49,294
1,144	National Storage Affiliates Trust	38,175
3,864	New Residential Investment Corp.	60,588
3,851	New Senior Investment Group, Inc.	25,725
2,931	New York Mortgage Trust, Inc.	17,850
399	NexPoint Residential Trust, Inc.	18,657
733	Office Properties Income Trust	22,459
2,156	Omega Healthcare Investors, Inc. (a)(b)	90,099
678	One Liberty Properties, Inc.	18,665
824	Outfront Media, Inc.	22,891
2,344	Paramount Group, Inc.	31,292
2,084	Park Hotels & Resorts, Inc.	52,037
1,395	Pebblebrook Hotel Trust (a)	38,809
5,873	Pennsylvania Real Estate Investment Trust (a)	33,594
1,237	PennyMac Mortgage Investment Trust	27,499
1,062	Physicians Realty Trust	18,851
1,695	Piedmont Office Realty Trust, Inc. - Class A	35,392
2,057	Preferred Apartment Communities, Inc. - Class A	29,724
125	PS Business Parks, Inc.	22,744
576	QTS Realty Trust, Inc. - Class A	29,612
1,227	Ready Capital Corp. (a)	19,534
1,695	Redwood Trust, Inc.	27,815
1,174	Regency Centers Corp.	81,581
1,383	Retail Opportunity Investments Corp.	25,212
1,625	Retail Properties of America, Inc. - Class A	20,020
1,026	Retail Value, Inc.	38,003
890	Rexford Industrial Realty, Inc.	39,178
2,535	RLJ Lodging Trust	43,070
1,712	RPT Realty (a)	23,198
346	Ryman Hospitality Properties, Inc.	28,306
1,866	Sabra Health Care REIT, Inc.	42,843
2,516	Senior Housing Properties Trust	23,286
2,479	Service Properties Trust	63,933
1,446	SITE Centers Corp. (a)	21,849
241	SL Green Realty Corp.	19,702
535	Spirit Realty Capital, Inc. (a)	25,605
680	STAG Industrial, Inc.	20,046
2,407	Starwood Property Trust, Inc. (a)	58,298
1,080	STORE Capital Corp.	40,403
3,295	Summit Hotel Properties, Inc. (a)	38,222
656	Sun Communities, Inc.	97,383
3,165	Sunstone Hotel Investors, Inc.	43,487
1,474	Tanger Factory Outlet Centers, Inc. (a)	22,818
382	Terreno Realty Corp.	19,516
858	The Geo Group, Inc.	14,878

Number of Shares		Value
	REAL ESTATE INVESTMENT TRUSTS (Continued)
940	TPG RE Finance Trust, Inc.	$18,650
973	Two Harbors Investment Corp.	12,775
2,972	Uniti Group, Inc.	23,078
173	Universal Health Realty Income Trust	17,784
5,876	VEREIT, Inc.	57,467
2,648	VICI Properties, Inc. (a)	59,977
7,979	Washington Prime Group, Inc.	33,033
705	Weingarten Realty Investors	20,537
1,717	Western Asset Mortgage Capital Corp.	16,569
2,320	Whitestone REIT	31,923
1,975	Xenia Hotels & Resorts, Inc. (a)	41,712

	Total Real Estate Investment Trusts (Cost $4,469,170)	4,912,594

	RIGHTS - 0%
395	Schulman, Inc. Contingent Value Right (d)(e)(f)	0

	Total Rights (Cost $0)	0

	SHORT TERM INVESTMENTS - 0.36%
	Money Market Funds - 0.36%
231,312	DWS Government Money Market Series - Institutional Shares Effective Yield, 1.89% (c)	231,312

	Total Short Term Investments (Cost $231,312)	231,312

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL - 13.32%
8,533,516	Mount Vernon Liquid Assets Portfolio, LLC Effective Yield, 2.13% (c)	8,533,516

	Total Investments Purchased with Proceeds from Securities Lending Collateral (Cost $8,533,516)	8,533,516

	Total Investments (Cost $59,743,177) - 113.19%	72,514,666
	Liabilities in Excess of Other Assets - (13.19)%	(8,450,865)

	TOTAL NET ASSETS - 100.00%	$64,063,801

Percentages are stated as a percent of net assets.

(a)	All or portion of this security is on loan.
(b)	Non-income producing security.
(c)	Seven-day yield as of September 30, 2019.
(d)	As of September 30, 2019, the Valuation Committee has fair valued this security. The value of this security was $0, which repersents 0.00% of total net assets.
(e)	Value determined using significant unobservable inputs. Classifies as Level 3 in the fair value hierarchy.
(f)	These securities have been deemed illiquid to the Fund’s liquidity guidelines. The value of these securities total $0, which represents 0.00% of total net assets.

Glossary of Terms

ADR	-	American Depositary Receipt

See notes to financial statements.

GuideMark® World ex-US Fund

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2019

Number of Shares		Value
	COMMON STOCKS - 94.59%
	Australia - 5.28%
13,112	APA Group - Stapled Security (e)	$101,551
1,466	Aristocrat Leisure, Ltd.	30,310
3,758	ASX, Ltd.	205,937
20,619	Aurizon Holdings Ltd.	82,195
12,006	Australia & New Zealand Banking Group, Ltd.	230,631
18,160	Bank of Queensland, Ltd.	121,618
6,312	Bendigo & Adelaide Bank, Ltd.	48,975
13,408	BHP Group PLC	286,384
28,161	BHP Billiton, Ltd.	695,875
50,880	BlueScope Steel, Ltd.	413,267
14,816	Brambles, Ltd.	114,098
12,636	CIMIC Group, Ltd.	268,491
22,229	Coca-Cola Amatil, Ltd.	159,959
2,668	Cochlear, Ltd.	375,453
43,862	Coles Group, Ltd. (a)	456,012
8,606	Commonwealth Bank of Australia	469,453
1,773	CSL, Ltd.	280,333
11,826	Flight Centre Travel Group, Ltd.	379,844
23,131	Fortescue Metals Group, Ltd.	137,681
18,317	Harvey Norman Holdings, Ltd.	56,035
477	Macquarie Group, Ltd.	42,282
8,142	Magellan Financial Group Ltd.	283,588
103,275	Medibank Private, Ltd.	237,173
9,139	National Australia Bank, Ltd.	183,239
4,938	Newcrest Mining, Ltd.	113,948
5,718	Origin Energy, Ltd.	30,798
10,078	QBE Insurance Group, Ltd.	85,486
2,762	REA Group, Ltd.	201,922
6,051	Santos, Ltd.	31,551
70,217	South32, Ltd.	123,841
3,772	Suncorp Group Ltd. (a)	34,755
12,878	Telstra Corp., Ltd.	30,527
20,028	Transurban Group - Stapled Security (e)	198,827
15,504	Wesfarmers, Ltd.	416,559
10,895	Westpac Banking Corp.	217,602
27,615	Woolworths, Ltd.	694,894

		7,841,094

	Austria - 0.30%
3,203	ANDRITZ AG	130,892
6,286	Raiffeisen Bank International AG	145,783
3,104	Verbund AG	169,837

		446,512

	Belgium - 0.88%
4,996	Ageas SA	276,955
4,100	Anheuser-Busch InBev SA	390,237
5,033	Colruyt SA	275,721
2,668	Proximus SADP	79,277
689	Solvay SA	71,331
2,859	UCB SA	207,428

		1,300,949

	Canada - 9.12%
1,370	Agnico Eagle Mines, Ltd. (a)	73,420
1,699	Air Canada (a)	55,413
7,200	Alimentation Couche-Tard, Inc. - Series B (a)	220,644
6,023	Bank of Montreal (a)	443,616
7,243	Barrick Gold Corp. (a)	125,304
3,947	Bausch Health Cos., Inc. (a)	86,099

Number of Shares		Value
	Canada (Continued)
1,509	BCE, Inc.	$72,987
3,716	Brookfield Asset Management, Inc. - Class A (a)	197,321
2,886	CAE, Inc. (a)	73,324
3,344	Cameco Corp. (a)	31,753
2,285	Canadian Imperial Bank of Commerce (a)	188,530
2,301	Canadian National Railway Co. (a)	206,610
7,214	Canadian Natural Resources, Ltd. (a)	191,941
668	Canadian Pacific Railway, Ltd. (a)	148,449
1,813	Canadian Utilities Ltd. - Class A (a)	53,438
47,861	Cenovus Energy, Inc. (a)	449,041
2,109	CGI, Inc. (a)	166,765
30,035	CI Financial Corp. (a)	438,221
704	Constellation Software, Inc. (a)	703,097
2,659	Cronos Group, Inc. (a)	24,024
4,819	Dollarama, Inc. (a)	172,522
5,200	Emera, Inc. (a)	228,276
22,966	Empire Co., Ltd. - Series A (a)	621,799
4,716	Enbridge, Inc. (a)	165,524
31,744	Encana Corp.	145,440
5,866	Fortis, Inc.	247,994
842	Franco-Nevada Corp.	76,723
2,743	George Weston, Ltd. (a)	230,769
1,531	Gildan Activewear, Inc. (a)	54,336
1,376	Great-West Lifeco, Inc.	33,038
3,321	Hydro One Ltd. (a)	61,389
5,011	iA Financial Corp., Inc. (a)	228,036
1,160	IGM Financial, Inc. (a)	32,939
7,896	Imperial Oil, Ltd. (a)	205,617
594	Intact Financial Corp. (a)	59,783
2,433	Kirkland Lake Gold Ltd. (a)	108,992
6,921	Loblaw Cos., Ltd. (a)	394,202
8,181	Magna International, Inc. (a)	436,081
8,060	Manulife Financial Corp. (a)	147,834
3,714	Methanex Corp. (a)	131,785
2,573	Metro, Inc. (a)	113,283
2,357	National Bank of Canada (a)	117,276
10,627	Onex Corp.	658,788
3,870	Pembina Pipeline Corp. (a)	143,455
9,305	Power Corp. of Canada	214,355
18,442	Power Financial Corp.	427,624
3,913	Quebecor, Inc. - Class B (a)	88,843
756	Restaurant Brands International, Inc. (a)	53,753
593	Rogers Communications, Inc. - Class B	28,883
10,640	Royal Bank of Canada (a)	863,102
1,602	Saputo, Inc. (a)	49,238
1,100	Shopify, Inc. - Class A (a)	342,326
2,779	Stars Group, Inc. (a)	41,595
716	Sun Life Financial, Inc. (a)	32,016
5,581	Suncor Energy, Inc. (a)	176,043
4,569	TC Energy Corp. (a)	236,580
23,947	Teck Resources, Ltd. - Class B (a)	388,256
810	TELUS Corp.	28,827
4,974	The Bank of Nova Scotia (a)	282,518
10,374	The Toronto-Dominion Bank (a)	604,892
3,514	Thomson Reuters Corp. (a)	234,868
833	West Fraser Timber Co., Ltd. (a)	33,324
1,869	Wheaton Precious Metals Corp. (a)	49,009
10,248	WSP Global, Inc. (a)	598,938

		13,540,868

See notes to financial statements.

GuideMark® World ex-US Fund

SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

September 30, 2019

Number of Shares		Value
	COMMON STOCKS (Continued)
	China - 0.05%
108,997	Yangzijiang Shipbuilding Holdings, Ltd.	$75,786

		75,786

	Denmark - 2.35%
524	A.P. Moller - Maersk AS - Class A	558,651
494	A.P. Moller - Maersk AS - Class B	558,434
2,193	Carlsberg AS - Series B	324,077
2,447	Coloplast AS - Series B	294,413
12,145	Danske Bank AS	168,966
968	Demant AS (a)	24,781
296	DSV AS	28,135
1,225	H. Lundbeck AS	40,612
14,194	Novo Nordisk AS - Series B	733,492
3,019	Orsted AS	280,642
3,470	Pandora AS	139,253
7,187	Tryg AS	205,911
1,810	Vestas Wind Systems AS	140,416

		3,497,783

	Finland - 0.50%
2,580	Elisa OYJ	133,011
3,286	Neste OYJ	108,717
8,530	Nokia OYJ	43,079
10,599	Orion OYJ - Class B	394,951
739	Sampo OYJ - Series A	29,362
1,089	UPM-Kymmene OYJ	32,157

		741,277

	France - 10.04%
1,843	Air Liquide SA	262,297
2,603	Airbus SE	337,945
335	Arkema SA	31,231
7,769	Atos SE	546,857
3,572	AXA SA	91,207
3,844	BioMerieux	317,902
7,222	BNP Paribas SA	351,112
90,143	Bollore SA	373,280
245	Capgemini SE	28,849
14,006	Carrefour SA	244,998
2,781	Casino Guichard Perrachon SA (b)	132,735
1,285	Cie de Saint-Gobain	50,363
328	Cie Generale des Etablissements Michelin SCA	36,521
20,289	CNP Assurances	392,078
22,956	Credit Agricole SA	277,856
4,836	Danone SA	425,965
71	Dassault Aviation SA	100,448
1,123	Dassault Systemes SE	159,979
4,614	Edenred	221,333
2,670	Eiffage SA	276,787
5,417	Engie SA	88,417
775	EssilorLuxottica SA	111,739
7,871	Faurecia SA	373,134
4,410	Getlink SE	66,220
926	Hermes International	639,571
2,203	Ingenico Group SA	214,718
3,796	Ipsen SA	360,114
1,122	Kering SA	571,756
1,168	Legrand SA	83,322
3,293	L’Oreal SA	920,953
2,607	LVMH Moet Hennessy Louis Vuitton SE	1,034,356

Number of Shares		Value
	France (Continued)
62,099	Natixis SA	$257,287
1,476	Pernod Ricard SA	262,701
21,944	Peugeot SA	547,697
2,191	Publicis Groupe SA	107,809
1,406	Safran SA	221,376
7,540	Sanofi-Aventis SA	698,454
2,691	Sartorius Stedim Biotech	376,399
1,440	Schneider Electric SE	125,917
4,167	SCOR SE	172,045
1,517	SEB SA	230,239
3,128	Societe BIC SA	209,985
12,904	Societe Generale SA	353,469
8,682	Suez Environnement Co. SA	136,452
185	Teleperformance	40,085
14,585	Total SA	759,396
3,851	Ubisoft Entertainment SA (a)	277,622
12,893	Valeo SA	417,825
3,394	Veolia Environnement SA	85,976
3,508	Vinci SA	377,880
2,331	Vivendi SA	63,783
879	Worldline SA (a)	55,374

		14,901,814

	Germany - 5.88%
2,848	adidas AG	886,712
4,008	Allianz SE	932,953
444	BASF SE	31,044
5,181	Bayer AG	365,019
2,288	Beiersdorf AG	269,767
1,324	Brenntag AG	64,034
775	Carl Zeiss Meditec AG	88,331
1,449	Covestro AG	71,700
2,619	Deutsche Boerse AG	408,458
4,543	Deutsche Lufthansa AG	72,121
13,150	Deutsche Post AG	438,228
25,493	Deutsche Telekom AG	427,596
9,149	E.ON SE	88,952
897	Fresenius Medical Care AG & Co. KGaA	60,279
2,230	Fresenius SE & Co. KGaA	104,321
1,995	Hannover Rueck SE	337,175
2,533	HeidelbergCement AG	183,010
1,149	HPCHTIEF AG	130,941
7,809	HUGO BOSS AG	418,086
6,028	Innogy SE	293,362
1,772	KION Group AG	93,188
2,052	Knorr-Bremse AG	192,883
1,714	Merck KGaA	193,082
6,968	METRO AG	109,930
500	MTU Aero Engines AG	132,859
1,334	Muenchener Rueckversicherungs-Gesellschaft AG	344,571
6,180	Puma SE	478,183
12,311	RWE AG	384,752
4,888	SAP SE	575,189
764	Siemens AG	81,783
1,063	Siemens Healthineers AG	41,800
314	Symrise AG	30,524
1,008	Vonovia SE	51,141
7,765	Zalando SE (a)	354,545

		8,736,519

See notes to financial statements.

GuideMark® World ex-US Fund

SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

September 30, 2019

Number of Shares		Value
	COMMON STOCKS (Continued)
	Hong Kong - 2.91%
86,864	AIA Group, Ltd.	$819,219
2,563	ASM Pacific Technology, Ltd.	31,272
19,890	BOC Hong Kong Holdings, Ltd.	67,491
40,709	CK Hutchison Holdings, Ltd.	359,385
34,271	Dairy Farm International Holdings, Ltd.	215,999
31,245	Hang Lung Properties Ltd.	70,910
7,526	Hang Seng Bank, Ltd.	162,167
30,666	HK Electric Investments & HK Electric Investments, Ltd. - Stapled Security	29,227
131,213	HKT Trust and HKT, Ltd.	208,146
14,402	Hong Kong Exchange & Clearing, Ltd.	422,123
1,075	Jardine Strategic Holdings, Ltd.	32,155
80,389	Kerry Properties, Ltd.	247,527
13,340	MTR Corp., Ltd.	74,813
23,548	New World Development Co., Ltd.	30,581
40,210	NWS Holdings, Ltd.	62,280
98,281	Shangri-La Asia, Ltd.	100,172
31,080	SJM Holdings, Ltd.	29,517
3,581	Sun Hung Kai Properties, Ltd.	51,462
35,442	Swire Pacific, Ltd. - Class A	329,869
21,296	Techtronic Industries Co., Ltd.	148,224
29,706	The Bank of East Asia, Ltd.	73,163
117,235	The Hong Kong and China Gas Co., Ltd.	228,506
120,957	Vitasoy International Holdings Ltd.	490,292
36,498	WH Group, Ltd.	32,686

		4,317,186

	Ireland - 0.69%
1,417	CRH PLC	48,637
704	DCC PLC (a)	61,399
18,270	Experian PLC	584,256
246	Kerry Group PLC - Series A	28,750
643	Kingspan Group PLC	31,413
8,939	Smurfit Kappa Group Plc	265,810

		1,020,265

	Israel - 0.46%
782	Azrieli Group, Ltd.	61,624
11,528	Bank Leumi Le-Israel BM	82,077
321	CyberArk Software, Ltd. (a)(b)	32,042
1	International Flavors & Fragrances, Inc.	68
1,961	Mizrahi Tefahot Bank, Ltd. (a)	48,728
713	Nice, Ltd. (a)	102,764
42,738	Teva Pharmaceutical Industries, Ltd. - ADR (b)	294,038
587	Wix.com, Ltd. (a)	68,526

		689,867

	Italy - 3.27%
23,456	Assicurazioni Generali SpA	454,572
2,326	Atlantia SpA	56,214
3,131	Davide Campari-Milano SpA	28,282
52,665	Enel SpA	393,372
25,162	Eni SpA	384,597
1,663	Ferrari NV	256,624
14,455	FinecoBank Banca Fineco SpA	152,935
24,327	Intesa Sanpaolo SpA	57,626
2,398	Leonardo SpA	28,189
9,784	Moncler SpA	348,736
50,219	Poste Italiane SpA	570,846
4,911	Prysmian SpA	105,452

Number of Shares		Value
	Italy (Continued)
5,776	Recordati SpA	$247,726
37,023	Snam SpA	187,012
920,834	Telecom Italia SpA	525,786
950,413	Telecom Italia SpA - Savings Shares	519,877
29,042	Terna Rete Elettrica Nazionale SpA	186,529
29,919	UniCredit SpA	352,657

		4,857,032

	Japan - 20.79%
2,731	ABC-Mart, Inc.	173,604
4,286	Advantest Corp.	191,061
11,775	Alfresa Holdings Corp.	263,834
11,332	Asahi Intecc Co., Ltd.	298,979
26,074	Astellas Pharma, Inc.	372,967
6,176	Bandai Namco Holdings, Inc.	385,120
1,770	Bridgestone Corp.	68,881
13,851	Brother Industries, Ltd.	252,389
8,166	Calbee, Inc.	254,723
1,130	Canon, Inc.	30,219
2,104	Casio Computer Co., Ltd.	32,743
166	Central Japan Railway Co.	34,231
2,761	Chugai Pharmaceutical Co., Ltd.	215,764
7,429	Coca-Cola Bottlers Japan, Inc.	167,049
25,122	Credit Saison Co., Ltd.	338,759
6,659	CyberAgent, Inc.	256,686
1,357	Dai Nippon Printing Co., Ltd.	35,202
22,059	Dai-ichi Life Holdings, Inc.	335,361
3,825	Daiichi Sankyo Co., Ltd.	241,699
398	Daikin Industries, Ltd.	52,492
3,348	Eisai Co., Ltd.	171,039
14,548	Electric Power Development Co., Ltd.	332,576
1,273	FamilyMart UNY Holdings Co., Ltd.	31,104
923	Fast Retailing Co., Ltd.	550,615
2,511	Fuji Electric Co., Ltd.	77,423
7,032	FUJIFILM Holdings Corp.	309,763
1,512	Fujitsu, Ltd.	121,520
4,018	Fukuoka Financial Group, Inc.	76,255
1,067	GMO Payment Gateway, Inc.	71,621
4,154	Hakuhodo DY Holdings, Inc.	60,360
321	Hikari Tsushin, Inc.	69,639
10,543	Hitachi, Ltd.	394,838
18,632	Honda Motor Co., Ltd.	487,869
7,500	Hoya Corp.	614,272
14,109	Idemitsu Kosan Co., Ltd.	400,306
11,245	Isuzu Motors, Ltd.	124,565
22,535	ITOCHU Corp.	466,782
3,120	Itochu Techno-Solutions Corp.	82,873
8,946	J Front Retailing Co., Ltd.	105,105
29,115	Japan Post Holdings Co., Ltd.	268,661
21,761	JTEKT Corp.	251,320
75,756	JXTG Holdings, Inc.	346,277
19,719	Kakaku.com, Inc.	487,128
1,931	Kamigumi Co., Ltd.	43,865
2,539	Kao Corp.	188,335
8,368	Kawasaki Heavy Industries, Ltd.	186,578
20,039	KDDI Corp.	522,873
1,832	Keihan Electric Railway Co., Ltd.	81,631
3,274	Keio Corp.	204,433
1,366	Keisei Electric Railway Co., Ltd.	56,393
131	Keyence Corp.	81,542

See notes to financial statements.

GuideMark® World ex-US Fund

SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

September 30, 2019

Number of Shares		Value
	COMMON STOCKS (Continued)
	Japan (Continued)
3,892	Kikkoman Corp.	$186,717
2,480	Kintetsu Group Holdings Co., Ltd.	129,452
1,328	Kobayashi Pharmaceutical Co., Ltd.	101,420
5,238	Konica Minolta, Inc.	36,648
2,291	Kose Corp.	388,987
1,649	Lawson, Inc.	84,438
1,143	LINE Corp. (a)	41,017
7,425	Lion Corp.	146,885
1,384	M3, Inc.	33,493
60,169	Marubeni Corp.	401,265
3,497	Mazda Motor Corp.	31,345
60,790	Mebuki Financial Group, Inc.	150,330
24,857	Medipal Holdings Corp.	554,864
2,262	MEIJI Holdings Co., Ltd.	165,459
10,948	MISUMI Group, Inc.	259,340
42,856	Mitsubishi Chemical Holdings Corp.	307,166
14,823	Mitsubishi Corp.	364,985
3,234	Mitsubishi Gas Chemical Co., Inc.	43,497
6,336	Mitsubishi Heavy Industries, Ltd.	249,058
11,571	Mitsubishi Materials Corp.	313,673
87,391	Mitsubishi UFJ Financial Group, Inc.	445,070
43,200	Mitsubishi UFJ Lease & Finance Co., Ltd.	250,576
1,876	Mitsui & Co., Ltd.	30,816
9,672	Mitsui Chemicals, Inc.	217,903
12,148	MonotaRO Co., Ltd.	320,442
3,269	MS&AD Insurance Group Holdings, Inc.	106,256
700	Murata Manufacturing Co., Ltd.	33,927
15,814	Nippon Electric Glass Co., Ltd.	353,594
19,717	Nippon Telegraph & Telephone Corp.	943,334
694	Nissan Chemical Industries, Ltd.	29,058
1,636	Nitori Holdings Co., Ltd.	240,082
14,612	Nomura Real Estate Holdings, Inc.	316,753
3,294	NTT Data Corp.	42,751
21,620	NTT DOCOMO, Inc.	552,059
471	Obic Co., Ltd.	53,973
55,751	Oji Holdings Corp.	261,750
25,392	Olympus Corp.	344,008
3,479	Omron Corp.	191,711
341	Oracle Corp.	29,727
1,827	Oriental Land Co., Ltd.	278,463
16,144	ORIX Corp.	241,498
1,432	Park24 Co., Ltd.	33,267
1,464	PeptiDream, Inc. (a)	69,978
12,379	Persol Holdings Co., Ltd.	235,286
7,979	Pigeon Corp.	330,385
15,657	Pola Orbis Holdings, Inc.	352,963
19,647	Rakuten, Inc.	194,752
18,376	Recruit Holdings Co., Ltd.	561,451
4,699	Renesas Electronics Corp. (a)	30,794
42,166	Resona Holdings, Inc.	181,446
22,390	Ryohin Keikaku Co., Ltd.	419,737
4,071	Seiko Epson Corp.	57,826
4,018	Seven & i Holdings Co., Ltd. - Series A	153,991
1,097	SG Holdings Co., Ltd.	26,883
1,181	Shimadzu Corp.	30,029
376	Shimamura Co., Ltd.	29,872
13,619	Shinsei Bank, Ltd.	199,140
548	Shionogi & Co., Ltd.	30,553
5,997	Shiseido Co., Ltd.	481,314

Number of Shares		Value
	Japan (Continued)
7,774	Showa Denko KK	$205,146
4,229	SoftBank Group Corp.	166,878
6,013	Sony Corp.	355,417
5,409	Sony Financial Holdings, Inc.	117,776
14,285	Sumitomo Corp.	223,638
14,852	Sumitomo Dainippon Pharma Co., Ltd.	245,732
10,559	Sumitomo Mitsui Financial Group, Inc.	362,830
3,044	Sumitomo Mitsui Trust Holdings, Inc.	110,229
781	Sumitomo Realty & Development Co., Ltd.	29,816
9,167	Sundrug Co., Ltd.	289,250
5,284	Suzuken Co., Ltd.	284,436
761	Suzuki Motor Corp.	32,418
2,855	Sysmex Corp.	191,805
5,391	T&D Holdings, Inc.	57,607
5,040	Taiheiyo Cement Corp.	135,432
422	Taisho Pharmaceutical Holdings Co., Ltd.	30,857
4,696	Taiyo Nippon Sanso Corp.	95,447
1,633	Teijin, Ltd.	31,520
2,901	Terumo Corp.	93,871
12,798	The Yokohama Rubber Co., Ltd.	257,199
6,545	Toho Co., Ltd.	287,292
2,168	Toho Gas Co., Ltd.	83,147
3,662	Tokio Marine Holdings, Inc.	196,456
2,261	Tokyo Century Corp.	105,149
6,166	Tokyo Electric Power Co. Holdings, Inc.	30,241
997	Tokyo Electron, Ltd.	191,547
9,340	Toyota Motor Corp.	627,277
11,648	Toyota Tsusho Corp.	378,067
2,510	Tsuruha Holdings, Inc.	274,101
956	Unicharm Corp.	30,386
6,750	Welcia Holdings Co., Ltd.	341,136
949	West Japan Railway Co.	80,296
16,484	Yamada Denki Co., Ltd.	79,871
680	Yamaha Corp.	30,658
7,371	Yamato Holdings Co., Ltd.	111,362
14,860	Yamazaki Baking Co., Ltd.	265,798
1,617	Yokogawa Electric Corp.	29,714
19,228	ZOZO, Inc. (b)	445,398

		30,867,981

	Luxembourg - 0.44%
36,672	ArcelorMittal	515,916
2,235	RTL Group SA	107,462
1,821	SES SA	33,192

		656,570

	Macau - 0.11%
8,793	Sands China, Ltd.	39,733
60,551	Wynn Macau, Ltd.	117,994

		157,727

	Netherlands - 4.16%
7,600	ABN AMRO Group NV	133,885
62,449	Aegon NV	259,360
977	Akzo Nobel NV	87,054
2,270	ASML Holding NV	562,992
2,774	Exor NV	185,784
2,702	Heineken Holding NV	268,822
582	Heineken NV	62,863
23,240	ING Groep NV	242,783
24,414	Koninklijke Ahold Delhaize NV	610,539

See notes to financial statements.

GuideMark® World ex-US Fund

SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

September 30, 2019

Number of Shares		Value
	COMMON STOCKS (Continued)
	Netherlands (Continued)
1,570	Koninklijke DSM NV	$189,000
10,063	Koninklijke KPN NV	31,361
9,584	Koninklijke Philips NV	442,869
12,466	NN Group NV	441,779
2,454	NXP Semiconductors NV (b)	267,781
4,095	Qiagen NV (a)	134,106
5,342	Randstad Holding NV	262,272
30,643	Royal Dutch Shell PLC - Class A	898,692
24,323	Royal Dutch Shell PLC - Class B	718,873
5,244	Wolters Kluwer NV	382,630

		6,183,445

	New Zealand - 0.36%
6,669	a2 Milk Co., Ltd. (a)	55,411
32,707	Auckland International Airport, Ltd.	187,541
2,799	Fisher & Paykel Healthcare Corp., Ltd.	30,369
70,222	Meridian Energy, Ltd.	228,705
10,544	Spark New Zealand, Ltd.	29,123

		531,149

	Norway - 0.68%
4,844	Equinor ASA	91,756
18,834	Gjensidige Forsikring ASA	373,523
5,812	Mowi ASA	134,241
8,709	Schibsted ASA - Class B	244,235
8,607	Telenor ASA	172,690

		1,016,445

	Portugal - 0.29%
57,588	EDP - Energias de Portugal SA	223,490
12,156	Jeronimo Martins SGPS SA	204,995

		428,485

	Russia - 0.22%
56,712	Evraz PLC	326,408

		326,408

	Singapore - 1.66%
66,562	ComfortDelGro Corp., Ltd.	115,649
18,480	DBS Group Holdings, Ltd.	334,324
2,467,902	Golden Agri-Resources, Ltd.	401,688
11,947	Jardine Cycle & Carriage, Ltd.	259,474
28,520	Oversea-Chinese Banking Corp., Ltd.	224,207
99,178	Singapore Exchange, Ltd.	608,461
12,204	Singapore Technologies Engineering Ltd.	33,924
16,222	United Overseas Bank, Ltd.	301,486
67,321	Wilmar International, Ltd.	181,698

		2,460,911

	South Africa - 0.09%
25,582	Investec PLC	131,603

		131,603

	Spain - 2.71%
6,068	ACS, Actividades de Construccion y Servicios SA	242,454
494	Aena SME SA	90,429
4,377	Amadeus IT Holdings SA - Class A	313,620
100,678	Banco Bilbao Vizcaya Argentaria SA	524,079
98,121	Banco de Sabadell SA	95,131
79,557	Banco Santander SA	323,704
2,658	Cellnex Telecom SA	109,785
8,639	Endesa SA	227,256

Number of Shares		Value
	Spain (Continued)
6,565	Ferrovial SA	$189,685
49,237	Iberdrola SA	511,760
22,650	Industria de Diseno Textil SA	700,965
11,271	Mapfre SA	30,356
1,121	Naturgy Energy Group SA	29,732
33,142	Repsol SA	516,884
15,966	Telefonica SA	121,999

		4,027,839

	Sweden - 1.68%
8,470	Atlas Copco AB - Class A	260,818
4,153	Atlas Copco AB - Class B	112,459
2,834	Epiroc AB - Class A	30,693
2,268	Essity AB	66,177
28,370	Hennes & Mauritz AB - Series B	549,934
2,179	ICA Gruppen AB	100,634
4,173	Investor AB - B Shares	203,798
20,075	Skanska AB - Class B	406,421
4,939	SKF AB - B Shares	81,559
2,286	Swedbank AB - A Shares	32,922
12,030	Swedish Match AB	497,537
17,991	Telefonaktiebolaget LM Ericsson - Series B	143,682

		2,486,634

	Switzerland - 8.30%
5,984	Adecco Group AG	331,141
676	Alcon, Inc. (a)	39,431
1,192	Baloise Holding AG	213,576
14	Barry Callebaut AG	28,875
412	Cie Financiere Richemont SA	30,194
3,900	Coca-Cola HBC AG	127,375
8,417	Credit Suisse Group AG	102,966
2,727	Dufry AG	228,118
120	Geberit AG	57,346
70	Givaudan SA	195,372
206,203	Glencore PLC	621,400
2,472	Kuehne & Nagel International AG	363,761
1,323	LafargeHolcim, Ltd.	65,150
323	Lonza Group AG	109,307
28,038	Nestle SA	3,040,848
19,717	Novartis AG	1,711,179
438	Partners Group Holding AG	336,365
7,410	Roche Holdings AG	2,157,531
154	SGS SA	381,754
1,132	Sonova Holding AG	263,395
7,717	STMicroelectronics NV	149,338
218	Straumann Holding AG	178,313
629	Swiss Life Holding AG	300,725
1,457	Swiss Re AG	152,029
133	Swisscom AG	65,619
1,222	Temenos AG	204,624
559	The Swatch Group AG - Group I	148,415
1,879	The Swatch Group AG - Group N	94,428
16,125	UBS Group AG	183,090
1,142	Zurich Insurance Group AG	437,395

		12,319,060

	United Kingdom - 11.25%
16,865	3i Group PLC	241,377
19,360	Admiral Group PLC	503,444
13,124	Anglo American PLC	301,614

See notes to financial statements.

GuideMark® World ex-US Fund

SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

September 30, 2019

Number of Shares		Value
	COMMON STOCKS (Continued)
	United Kingdom (Continued)
1,063	Ashtead Group PLC	$29,561
1,478	Associated British Foods PLC	41,840
9,067	AstraZeneca PLC	809,580
88,984	Auto Trader Group PLC	557,719
76,040	Aviva PLC	373,293
128,439	Barclays PLC	236,648
21,323	Barratt Developments PLC	169,744
4,580	Berkeley Group Holdings PLC	235,156
91,686	BP PLC	580,439
14,115	British American Tobacco PLC	521,268
3,603	Bunzl PLC	94,180
19,557	Burberry Group PLC	522,397
34,627	Centrica PLC	31,399
4,229	CNH Industrial NV	43,065
5,816	Coca-Cola European Partners PLC (b)	322,497
10,705	Compass Group PLC	275,467
513	Croda International PLC	30,644
16,072	Diageo PLC	656,543
5,660	Ferguson PLC	413,069
48,224	GlaxoSmithKline PLC	1,033,657
8,186	Halma PLC	198,145
20,564	Hargreaves Lansdown PLC	525,038
91,800	HSBC Holdings PLC	703,392
3,898	InterContinental Hotels Group PLC	243,255
12,307	J. Sainsbury PLC	33,209
51,792	Kingfisher PLC	131,623
124,791	Legal & General Group PLC	380,900
245,982	Lloyds Banking Group PLC	163,066
3,106	London Stock Exchange Group PLC (f)	278,916
111,920	Marks & Spencer Group PLC	253,494
3,899	Meggitt PLC	30,416
10,390	Merlin Entertainments PLC (f)	57,812
15,676	Micro Focus International PLC	220,281
1,511	Mondi PLC	28,932
18,335	National Grid PLC	198,518
5,022	Next PLC	381,748
16,236	Ocado Group PLC (a)	264,088
2,903	Pearson PLC	26,325
11,781	Prudential PLC	213,485
377	Reckitt Benckiser Group PLC	29,436
17,771	RELX PLC	422,055
12,680	Rentokil Initial Plc	72,902
6,950	Rio Tinto PLC	361,277
3,196	Rio Tinto, Ltd.	200,181
8,276	Rolls-Royce Holdings PLC (a)	80,416
884	Schroders PLC	33,414
1,217	Severn Trent PLC	32,393
19,048	Smith & Nephew PLC	458,710
1,357	Spirax-Sarco Engineering PLC	130,738
3,322	St. James’s Place PLC	39,956
40,579	Standard Life Aberdeen PLC	142,518
73,600	Tesco PLC	217,595
51,636	The Sage Group PLC	438,809
9,747	Unilever NV	585,284
8,347	Unilever PLC	501,669
5,883	United Utilities Group PLC	59,715
201,080	Vodafone Group PLC	400,611
43,691	Wm Morrison Supermarkets PLC	107,577

Number of Shares		Value
	United Kingdom (Continued)
2,592	WPP PLC	$32,455

		16,704,955

	Total Common Stocks (Cost $122,485,032)	140,266,164

	INVESTMENT COMPANIES - 2.45%
	Canada - 0.21%
10,841	iShares MSCI Canada ETF (b)	313,305

	Japan - 2.24%
50,879	iShares MSCI EAFE ETF (b)	3,317,819

	Total Investment Companies (Cost $3,355,166)	3,631,124

	PARTICIPATORY NOTES - 0.04%
	Switzerland - 0.04%
4	Chocoladefabriken Lindt & Spruengli AG (d)	29,543
129	Schindler Holding AG (d)	28,868

	Total Participatory Notes (Cost $56,948)	58,411

	PREFERRED STOCKS - 0.15%
	Germany - 0.15%
5,261	FUCHS PETROLUB SE - Preference Shares	197,307
147	Sartorius AG	26,800

	Total Preferred Stocks (Cost $262,176)	224,107

	REAL ESTATE INVESTMENT TRUSTS - 1.99%
	Australia - 0.43%
21,397	Dexus	172,347
23,978	Goodman Group	229,513
37,132	GPT Group	154,410
42,484	Mirvac Group	87,766

		644,036

	Canada - 0.21%
9,659	H&R Real Estate Investment Trust (a)	168,632
5,516	RioCan Real Estate Investment Trust	109,833
1,571	SmartCentres Real Estate Investment Trust (a)	38,538

		317,003

	Hong Kong - 0.13%
16,798	Link REIT	185,297

	Japan - 0.84%
56	Japan Prime Realty Investment Corp.	265,760
38	Japan Real Estate Investment Corp.	254,840
30	Japan Retail Fund Investment Corp.	63,480
36	Nippon Building Fund, Inc.	276,593
46	Nippon Prologis REIT, Inc.	126,136
52	Nomura Real Estate Master Fund, Inc.	93,922
85	United Urban Investment Corp.	162,839

		1,243,570

	Singapore - 0.28%
36,048	Ascendas Real Estate Investment Trust	81,411
78,043	CapitaLand Commercial Trust	116,938
115,324	CapitaLand Mall Trust	219,542

		417,891

	United Kingdom - 0.10%
14,048	Segro PLC	140,050

	Total Real Estate Investment Trusts (Cost $2,598,501)	2,947,847

See notes to financial statements.

GuideMark® World ex-US Fund

SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

September 30, 2019

Number of Shares		Value
	SHORT TERM INVESTMENTS - 0.21%
	Money Market Funds - 0.21%
310,937	DWS Government Money Market Series - Institutional Shares Effective Yield, 1.89% (c)	$310,937

	Total Short Term Investments (Cost $310,937)	310,937

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL - 1.45%
2,160,335	Mount Vernon Liquid Assets Portfolio, LLC Effective Yield, 2.13% (c)	2,160,335

	Total Investments Purchased with Proceeds from Securities Lending Collateral (Cost $2,160,335)	2,160,335

	Total Investments (Cost $131,229,096) - 100.76%	149,598,925
	Liabilities in Excess of Other Assets - (0.76)%	(1,125,839)

	TOTAL NET ASSETS - 100.00%	$148,473,085

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	All or portion of this security is on loan.
(c)	Seven-day yield as of September 30,2019.
(d)	Represents the value of the underlying security. See note 3t. Of the Notes to Financial Statements
(e)	A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold seperately.
(f)	These securities have been deemed illiquid according to the Fund’s liquidity guidelines. The value of these securities total $336,728, which represents 0.23% of total net assets.

Glossary of Terms

ADR	-	American Depositary Receipt
LN	-	London Stock Exchange
EB	-	Cboe European Equities

See notes to financial statements.

GuideMark® World ex-US Fund

SCHEDULE OF INVESTMENTS BY INDUSTRY (Unaudited)

September 30, 2019

COMMON STOCKS
Aerospace & Defense	0.70%
Air Freight & Logistics	0.64%
Airlines	0.09%
Auto Components	1.07%
Automobiles	1.42%
Banks	7.34%
Beverages	1.87%
Biotechnology	0.24%
Building Products	0.13%
Capital Markets	3.21%
Chemicals	1.39%
Commercial Services & Supplies	0.86%
Communications Equipment	0.13%
Construction & Engineering	1.68%
Construction Materials	0.29%
Consumer Finance	0.23%
Containers & Packaging	0.18%
Distributors	0.17%
Diversified Financial Services	1.20%
Diversified Telecommunication Services	2.71%
Electric Utilities	1.84%
Electrical Equipment	0.36%
Electronic Equipment, Instruments & Components	1.03%
Entertainment	0.24%
Equity Real Estate Investment Trusts (REITs)	0.11%
Food & Staples Retailing	4.15%
Food Products	4.25%
Gas Utilities	0.30%
Health Care Equipment & Supplies	2.76%
Health Care Providers & Services	0.85%
Health Care Technology	0.02%
Hotels, Restaurants & Leisure	1.11%
Household Durables	0.79%
Household Products	0.53%
Independent Power and Renewable Electricity Producers	0.38%
Industrial Conglomerates	0.46%
Insurance	7.32%
Interactive Media & Services	0.87%
Internet & Direct Marketing Retail	0.85%
IT Services	1.28%
Leisure Products	0.28%
Life Sciences Tools & Services	0.42%
Machinery	1.41%
Marine	1.00%
Media	0.64%
Metals & Mining	3.52%
Multiline Retail	1.22%
Multi-Utilities	0.82%
Oil, Gas & Consumable Fuels	4.58%

Paper & Forest Products	0.24%
Personal Products	2.09%
Pharmaceuticals	7.17%
Professional Services	1.92%
Real Estate Management & Development	0.68%
Road & Rail	0.78%
Semiconductors & Semiconductor Equipment	0.96%
Software	1.85%
Specialty Retail	1.86%
Technology Hardware, Storage & Peripherals	0.46%
Textiles, Apparel & Luxury Goods	3.69%
Tobacco	0.69%
Trading Companies & Distributors	1.88%
Transportation Infrastructure	0.43%
Water Utilities	0.06%
Wireless Telecommunication Services	0.77%

TOTAL COMMON STOCKS	94.47%

INVESTMENT COMPANIES
Exchange Traded Funds	2.45%

TOTAL INVESTMENT COMPANIES	2.45%

PARTICIPATORY NOTES
Food Products	0.02%
Machinery	0.02%

TOTAL PARTICIPATORY NOTES	0.04%

PREFERRED STOCKS
Chemicals	0.13%
Health Care Equipment & Supplies	0.02%

TOTAL PREFERRED STOCKS	0.15%

REAL ESTATE INVESTMENT TRUSTS
Real Estate Investment Trusts	1.99%

TOTAL REAL ESTATE INVESTMENT TRUSTS	1.99%

SHORT TERM INVESTMENTS
Money Market Funds	0.21%

TOTAL SHORT TERM INVESTMENTS	0.21%

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL
Investments Purchased with Proceeds from Securities Lending Collateral	1.45%

TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL	1.45%

TOTAL INVESTMENTS	100.76%
Liabilities in Excess of Other Assets	(0.76)%

TOTAL NET ASSETS	100.00%

Percentages are stated as a percent of net assets.

See notes to financial statements.

GuideMark® Core Fixed Income Fund

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2019

Principal Amount		Value
	ASSET BACKED SECURITIES - 7.49%
395,000	AIMCO CLO Series 2015-A, 3.153% (3 Month LIBOR USD + 0.850%, 0.850% Floor), 01/15/2028 (a)(c)	$394,830
314,431	Ally Auto Receivables Trust Series 2017-4, 1.750%, 12/15/2021	313,937
395,000	Ally Master Owner Trust Series 2018-1, 2.700%, 01/15/2023	398,481
410,000	ALM XVI, Ltd. Series 2015-16RR, 3.203% (3 Month LIBOR USD + 0.900%, 0.900% Floor), 04/15/2027 (a)(c)	410,235
	AmeriCredit Automobile Receivables Trust
6,252	Series 2016-4, 1.530%, 07/08/2021	6,251
221,926	Series 2017-3-A3, 1.900%, 03/18/2022	221,582
150,000	Series 2019-3D, 2.580%, 09/18/2025	150,312
400,000	Atrium XII Series 2015-12R, 3.108% (3 Month LIBOR USD + 0.830%, 0.000% Floor), 04/22/2027 (a)(c)	400,380
209,914	BMW Vehicle Lease Trust Series 2017-2, 2.070%, 10/20/2020	210,160
385,000	Bristol Park CLO, Ltd. Series 2016-1, 3.723% (3 Month LIBOR USD + 1.420%, 0.000% Floor), 04/15/2029 (a)(c)	385,359
250,000	Carlyle Global Market Strategies CLO, Ltd. Series 2013-2, 3.190% (3 Month LIBOR USD + 0.890%, 0.000% Floor), 01/18/2029 (a)(c)	248,385
5,112	CIG AUTO RECEIVABLES TRUST Series 2017-1, 2.710%, 05/15/2023 (c)	5,117
105,000	CNH Equipment Trust Series 2018-A, 3.300%, 04/15/2025	108,294
19,793	Credit Suisse ABS Trust Series 2018-A, 3.420%, 07/25/2024 (c)(h)	19,827
187,625	Domino’s Pizza Master Issuer LLC Series 2018-1, 4.116%, 07/25/2048 (c)(h)	196,314
135,000	Drive Auto Receivables Trust Series 2019-4, 11.900%, 02/16/2027	135,155
137,083	Flagship Credit Auto Trust Series 2018-2, 2.970%, 10/17/2022 (c)	137,815
153,921	Ford Credit Auto Lease Trust Series 2017-B, 2.030%, 12/15/2020	153,890
100,000	GCO Education Loan Funding Trust Series 2006-1, 2.362% (3 Month LIBOR USD + 0.230%, 0.230% Floor), 05/25/2036 (a)	97,478
300,000	GTP Acquisition Partners I LLC Series 2015-2, 3.482%, 06/15/2050 (c)	312,062
250,000	LCM XX LP Series 2015-20R, 3.318% (3 Month LIBOR USD + 1.040%, 1.040% Floor), 10/20/2027 (a)(c)	250,125
320,000	LCM XXII, Ltd. Series 21-A, 3.758% (3 Month LIBOR USD + 1.480%, 0.000% Floor), 10/20/2028 (a)(c)	320,172
27,753	Marlette Funding Trust Series 2018-2, 3.060%, 07/17/2028 (c)(h)	27,785
21,647	Nationstar HECM Loan Trust Series 2018-IA, 2.760%, 02/25/2028 (b)(c)	21,657
401,000	Neuberger Berman CLO, Ltd. Series 2017-16A, 3.153% (3 Month LIBOR USD + 0.850%, 0.000% Floor), 01/18/2028 (a)(c)	400,279
	NRZ Excess Spread-Collateralized Notes Series
249,695	Series 2018-PLS1, 3.193%, 01/25/2023 (c)	250,984
93,048	Series 2018-PLS2, 3.265%, 02/25/2023 (c)	93,283

Principal Amount		Value
	ASSET BACKED SECURITIES (Continued)
	OCP CLO, Ltd.
252,120	Series 2015-8R, 3.153% (3 Month LIBOR USD + 0.850%, 0.000% Floor), 04/17/2027 (a)(c)	$252,128
335,000	Series 2015-9R, 3.103% (3 Month LIBOR USD + 0.800%, 0.000% Floor), 07/15/2027 (a)(c)	334,956
	OneMain Financial Issuance Trust
331,000	Series 2018-1A, 3.300%, 03/14/2029 (c)	337,200
120,000	Series 2017-1A, 2.370%, 09/14/2032 (c)	119,930
250,000	OZLM VII, Ltd. Series 2014-7R, 3.313% (3 Month LIBOR USD + 1.010%, 1.010% Floor), 07/17/2029 (a)(c)	248,697
300,000	OZLM XII, Ltd. Series 2015-12R, 3.316% (3 Month LIBOR USD + 1.050%, 0.000% Floor), 04/30/2027 (a)(c)	299,943
180,000	Regional Management Issuance Trust Series 2018-1, 3.830%, 07/15/2027 (c)(h)	180,990
214,958	RMF Buyout Issuance Trust Series 2019-1, 2.475%, 07/25/2029 (b)(c)	217,466
205,000	Santander Drive Auto Receivables Trust Series 2019-3, 2.680%, 10/15/2025	205,431
20,070	Skopos Auto Receivables Trust Series 2018-1A, 3.190%, 09/15/2021 (c)(h)	20,079
	SoFi Consumer Loan Program Trust
97,010	Series 2016-2, 3.090%, 10/27/2025 (c)(h)	97,382
17,189	Series 2018-1, 2.550%, 02/25/2027 (c)	17,183
26,481	Series 2018-2, 2.930%, 04/26/2027 (c)	26,507
335,000	Sound Point CLO, Ltd. Series 2016-2, 3.253% (3 Month LIBOR USD + 0.950%, 0.000% Floor), 04/16/2029 (a)(c)	333,258
125,000	Springleaf Funding Trust Series 2017-A, 2.680%, 07/15/2030 (c)	125,334
395,000	TICP CLO, Ltd. Series 2018-3, 3.118% (3 Month LIBOR USD + 0.840%, 0.840% Floor), 04/20/2028 (a)(c)	393,063
	Voya CLO, Ltd.
220,689	Series 2014-3, 2.996% (3 Month LIBOR USD + 0.720%, 0.000% Floor), 07/27/2026 (a)(c)	220,307
480,000	Series 2015-1, 3.200% (3 Month LIBOR USD + 0.900%, 0.900% Floor), 01/18/2029 (a)(c)	479,442
78,600	Wendy’s Funding LLC Series 2018-1, 3.884%, 03/15/2048 (c)(h)	80,939
220,020	World Omni Auto Receivables Trust Series 2017-B, 1.950%, 02/15/2023	219,966
400,000	Z Capital Credit Partners CLO, Ltd. Series 2015-1, 3.272% (3 Month LIBOR USD + 0.950%, 0.950% Floor), 07/16/2027 (a)(c)	399,250

	Total Asset Backed Securities (Cost $10,247,440)	10,279,600

	COLLATERALIZED MORTGAGE OBLIGATIONS - 12.20%
174,545	Ajax Mortgage Loan Trust Series 2017-B, 3.163%, 09/25/2056 (b)(c)	175,294
	Angel Oak Mortgage Trust I LLC
161,615	Series 2018-3, 3.649%, 09/25/2048 (b)(c)	164,094
169,659	Series 2019-2, 3.628%, 03/25/2049 (b)(c)	172,533
193,178	Series 2019-4, 2.993%, 07/26/2049 (b)(c)	195,902
316,367	Series 2019-3, 2.930%, 05/25/2059 (b)(c)	319,428
	Arroyo Mortgage Trust
203,666	Series 2018-1, 3.763%, 04/25/2048 (b)(c)	208,372
286,603	Series 2019-3, 2.962%, 10/25/2048 (b)(c)	285,695
312,911	Series 2019-2, 3.347%, 04/25/2049 (b)(c)	317,878

See notes to financial statements.

GuideMark® Core Fixed Income Fund

SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

September 30, 2019

Principal Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
	BANK
998,766	Series 2019-BNK18, 1.052%, 05/17/2062 (b)(l)	$72,786
1,285,000	Series 2019-BNK20, 0.842%, 09/15/2062 (b)(h)(l)	89,430
83,802	Bayview Koitere Fund Trust Series 2017-RT4, 3.500%, 07/28/2057 (b)(c)	85,675
232,634	Bayview Mortgage Fund IVc Trust Series 2017-RT3A, 3.500%, 01/28/2058 (b)(c)	237,172
	Bayview Opportunity Master Fund IVa Trust
214,568	Series 2017-SPL5A, 3.500%, 07/28/2057 (b)(c)	218,930
73,581	Series 2017-SPL1A, 4.000%, 10/28/2064 (b)(c)	75,830
	Bayview Opportunity Master Fund IVb Trust
60,881	Series 2017-SPL3, 4.000%, 11/28/2053 (b)(c)	62,882
80,335	Series 2017-RT6, 3.500%, 10/28/2057 (b)(c)	82,078
132,000	BBCMS Mortgage Trust Series 2017-DELC, 2.878% (1 Month LIBOR USD + 0.850%, 0.850% Floor), 08/15/2036 (a)(c)	132,138
	Benchmark Mortgage Trust
325,000	Series 2019-B11, 3.410%, 05/17/2052	342,454
1,004,781	Series 2019-B12, 1.207%, 08/16/2052 (b)(l)	78,136
255,216	BX Commercial Mortgage Trust Series 2018-IND, 2.778% (1 Month LIBOR USD + 0.750%, 0.750% Floor), 11/15/2035 (a)(c)	255,462
100,000	CAMB Commercial Mortgage Trust Series 2019-LIFE, 3.478% (1 Month LIBOR USD + 1.450%, 1.450% Floor), 12/15/2037 (a)(c)	100,372
27,733	Chase Mortgage Finance Trust Series 2007-A1, 4.399%, 02/25/2037 (b)	27,985
77,223	CIM Trust Series 2017-7, 3.000%, 04/25/2057 (b)(c)	77,671
	Citigroup Commercial Mortgage Trust
296,312	Series 2016-P3, 3.329%, 04/16/2049	314,470
505,000	Series 2016-P4, 2.902%, 07/12/2049	524,544
129,523	Citigroup Mortgage Loan Trust Series 2019-IMC1, 2.720%, 07/25/2049 (b)(c)	129,614
	Citigroup Mortgage Loan Trust, Inc.
268,002	Series 2018-R2, 3.500%, 02/25/2058 (b)(c)	270,703
124,905	Series 2018-R, 3.000%, 09/25/2064 (b)(c)	127,448
	COLT Mortgage Loan Trust
83,735	Series 2019-1, 3.705%, 03/25/2049 (b)(c)	85,166
150,882	Series 2019-2, 3.337%, 05/25/2049 (b)(c)	153,779
185,419	Series 2019-3, 2.764%, 08/25/2049 (b)(c)	187,091
280,000	Series 2019-4 A1, 2.579%, 11/25/2049 (b)(d)(k)	279,998
120,000	COMM Mortgage Trust Series 2013-300P, 4.353%, 08/12/2030 (c)	128,665
	Countrywide Home Loans, Inc.
8,173	Series 2004-HYB6, 4.114%, 11/20/2034 (b)	8,410
87,182	Series 2005-11, 2.618% (1 Month LIBOR USD + 0.600%, 10.500% Cap, 0.300% Floor), 03/25/2035 (a)	78,447
375,000	CSAIL Commercial Mortgage Trust Series 2016-C6, 2.960%, 01/15/2049	386,260
40,009	CSMC Trust Series 2017-FHA1, 3.250%, 04/25/2047 (b)(c)	40,287
11,978,663	DBGS Mortgage Trust Series 2018-BIOD, 0.338%, 10/17/2051 (b)(l)	203,781

Principal Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
	Deephaven Residential Mortgage Trust
149,938	Series 2019-2, 3.558%, 04/25/2059 (b)(c)	$151,472
325,263	Series 2019-3, 2.964%, 07/25/2059 (b)(c)	325,297
373,592	Four Times Square Trust Series 2006-4TS, 5.401%, 12/13/2028 (c)	385,293
	GS Mortgage Securities Trust
145,000	Series 2012-ALOH, 3.551%, 04/12/2034 (c)	149,275
145,000	Series 2012-BWTR, 2.954%, 11/07/2034 (c)	148,603
35,000	Series 2015-GC34, 3.506%, 10/13/2048	37,421
165,038	Homeward Opportunities Fund I Trust Series 2019-2, 2.702%, 08/25/2059 (b)(c)	165,239
481,640	JPMBB Commercial Mortgage Securities Trust Series 2013-C12, 3.157%, 07/17/2045	487,442
	Mill City Mortgage Loan Trust
246,251	Series 2018-2, 3.500%, 05/25/2058 (b)(c)	251,489
255,387	Series 2017-3, 2.750%, 01/25/2061 (b)(c)	257,007
186,549	Series 2018-1, 3.250%, 05/25/2062 (b)(c)	189,714
277,874	Series 2019-1, 3.250%, 10/25/2069 (b)(c)	285,726
169,985	Morgan Stanley ABS Capital I, Inc. Trust Series 2003-NC10, 3.038% (1 Month LIBOR USD + 1.020%, 0.680% Floor), 10/25/2033 (a)	169,452
	Morgan Stanley Bank of America Merrill Lynch Trust
315,000	Series 2013-C13, 4.039%, 11/19/2046	337,496
175,000	Series 2016-C29, 3.325%, 05/17/2049	185,508
185,000	Morgan Stanley Capital I Trust Series 2014-MP, 3.469%, 08/11/2033 (c)	189,578
	MTRO Commercial Mortgage Trust
100,000	Series 2019-TECH B, 3.128% (1 Month LIBOR USD + 1.100%, 1.100% Floor), 12/15/2033 (a)(c)	100,313
100,000	Series 2019-TECH C, 3.328% (1 Month LIBOR USD + 1.300%, 1.300% Floor), 12/15/2033 (a)(c)	100,312
	New Residential Mortgage LLC
211,881	Series 2018-FNT1, 3.610%, 05/25/2023 (c)	212,358
234,717	Series 2018-FNT2, 3.790%, 07/25/2024 (c)	236,483
	New Residential Mortgage Loan Trust
89,355	Series 2016-2, 3.750%, 11/25/2035 (b)(c)	92,731
72,659	Series 2016-4, 3.750%, 11/25/2056 (b)(c)	75,470
119,588	Series 2017-1, 4.000%, 02/25/2057 (b)(c)	124,932
106,922	Series 2017-2, 4.000%, 03/25/2057 (b)(c)	112,049
59,844	Series 2017-3, 4.000%, 04/25/2057 (b)(c)	62,351
65,063	Series 2017-4, 4.000%, 05/25/2057 (b)(c)	68,298
68,671	Series 2017-5, 3.518% (1 Month LIBOR USD + 1.500%, 1.500% Floor), 06/25/2057 (a)(c)	69,889
87,096	Series 2017-6, 4.000%, 08/25/2057 (b)(c)	91,353
188,596	Series 2018-1, 4.000%, 12/25/2057 (b)(c)	194,142
189,162	Series 2018-2, 4.500%, 02/25/2058 (b)(c)	199,106
242,185	Series 2018-4, 2.768% (1 Month LIBOR USD + 0.750%, 0.750% Floor), 01/27/2048 (a)(c)	241,898
318,915	Series 2019-3, 3.750%, 11/25/2058 (b)(c)	332,792
150,000	Series 2019-NQM4, 2.492%, 09/25/2059 (b)(c)	151,194
130,000	OBP Depositor LLC Trust Series 2010-OBP, 4.646%, 07/17/2045 (c)	130,880
	SBA Tower Trust
90,000	Series 2017-1, 3.168%, 04/15/2047 (c)	90,954
125,000	Series 2018-1, 3.448%, 03/15/2048 (c)	128,809
155,000	Series 2019-1, 2.836%, 01/15/2050 (c)	155,421
74,562	Seasoned Credit Risk Transfer Trust Series Series 2019-3, 3.500%, 10/25/2058	79,329

See notes to financial statements.

GuideMark® Core Fixed Income Fund

SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

September 30, 2019

Principal Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
75,000	SG Commercial Mortgage Securities Trust Series 2016-C5, 3.055%, 10/13/2048	$78,242
	Towd Point Mortgage Trust
144,079	Series 2015-6, 2.750%, 04/25/2055 (b)(c)	144,656
57,325	Series 2016-2, 2.750%, 08/25/2055 (b)(c)	57,595
60,632	Series 2016-3, 2.250%, 08/25/2055 (b)(c)	60,538
132,843	Series 2017-1, 2.750%, 10/25/2056 (b)(c)	134,387
262,830	Series 2017-2, 2.750%, 04/25/2057 (b)(c)	265,155
62,539	Series 2017-3, 2.750%, 06/25/2057 (b)(c)	62,871
319,759	Series 2017-4, 2.750%, 06/25/2057 (b)(c)	323,033
310,256	Series 2017-5, 2.618% (1 Month LIBOR USD + 0.600%, 0.000% Floor), 02/26/2057 (a)(c)	309,838
304,553	Series 2017-6, 2.750%, 10/25/2057 (b)(c)	306,121
95,500	Series 2018-1, 3.000%, 01/28/2058 (b)(c)	97,068
263,610	Series 2018-2, 3.250%, 03/25/2058 (b)(c)	268,078
193,627	Series 2018-3, 3.750%, 05/25/2058 (b)(c)	203,725
	Verus Securitization Trust
152,974	Series 2019-2, 3.211%, 05/25/2059 (b)(c)	155,351
340,625	Series 2019-3, 2.784%, 07/25/2059 (c)	341,128
459,459	Wells Fargo-RBS Commercial Mortgage Trust Series 2014-C19, 3.660%, 03/15/2047	466,735

	Total Collateralized Mortgage Obligations (Cost $16,552,213)	16,738,457

	CORPORATE OBLIGATIONS - 29.22%
	Aerospace & Defense - 0.39%
45,000	Lockheed Martin Corp. 4.090%, 09/15/2052	53,006
165,000	The Boeing Co. 3.250%, 02/01/2035	171,282
	United Technologies Corp.
100,000	3.950%, 08/16/2025	109,637
140,000	3.125%, 05/04/2027	146,827
20,000	4.450%, 11/16/2038	23,822
25,000	4.625%, 11/16/2048	31,259

		535,833

	Airlines - 0.11%
	Delta Air Lines, Inc.
40,000	3.625%, 03/15/2022	41,113
100,000	3.800%, 04/19/2023	103,788

		144,901

	Automobiles - 0.58%
	Ford Motor Co.
40,000	4.346%, 12/08/2026	40,141
70,000	5.291%, 12/08/2046	64,784
	General Motors Co.
15,000	6.250%, 10/02/2043	16,457
55,000	5.200%, 04/01/2045	54,406
175,000	6.750%, 04/01/2046	200,473
130,000	5.400%, 04/01/2048	130,436
45,000	5.950%, 04/01/2049	48,289
35,000	General Motors Financial Co., Inc. 3.500%, 11/07/2024	35,420
205,000	Volkswagen Group of America Finance LLC 3.875%, 11/13/2020 (c)	208,377

		798,783

Principal Amount		Value
	Banks - 5.78%
	Bank of America Corp.
35,000	2.503%, 10/21/2022 (f)	$35,247
60,000	3.124% (3 Month LIBOR USD + 1.160%), 01/20/2023 (b)	61,227
190,000	4.100%, 07/24/2023	202,844
250,000	3.864% (3 Month LIBOR USD + 0.940%), 07/23/2024 (b)	263,496
45,000	4.000%, 01/22/2025	47,815
330,000	3.366% (3 Month LIBOR USD + 0.810%), 01/23/2026 (b)	343,487
85,000	3.559% (3 Month LIBOR USD + 1.060%), 04/23/2027 (b)	89,726
160,000	3.419% (3 Month LIBOR USD + 1.040%), 12/20/2028 (b)	167,242
140,000	3.974% (3 Month LIBOR USD + 1.210%), 02/07/2030 (b)	153,114
285,000	3.194% (3 Month LIBOR USD + 1.180%), 07/23/2030 (b)(f)	294,297
100,000	6.110%, 01/29/2037	131,149
165,000	5.000%, 01/21/2044	209,617
	Citigroup, Inc.
55,000	3.224% (3 Month LIBOR USD + 1.100%), 05/17/2024 (a)	55,509
125,000	3.352% (3 Month LIBOR USD + 0.897%), 04/24/2025 (b)	129,601
280,000	3.700%, 01/12/2026	297,572
155,000	4.300%, 11/20/2026	167,111
35,000	3.520% (3 Month LIBOR USD + 1.151%), 10/27/2028 (b)	36,632
330,000	3.980% (3 Month LIBOR USD + 1.338%), 03/20/2030 (b)	359,116
200,000	Danske Bank AS 5.375%, 01/12/2024 (c)	219,826
570,000	HSBC Holdings PLC 3.262% (3 Month LIBOR USD + 1.055%), 03/13/2023 (b)	580,527
	JPMorgan Chase & Co.
80,000	3.513% (3 Month LIBOR USD + 1.230%), 10/24/2023 (a)	81,320
150,000	3.797% (3 Month LIBOR USD + 0.890%), 07/23/2024 (b)	158,285
225,000	3.220% (3 Month LIBOR USD + 1.155%), 03/01/2025 (b)	233,079
170,000	3.300%, 04/01/2026	178,044
90,000	2.950%, 10/01/2026	92,354
195,000	3.960% (3 Month LIBOR USD + 1.245%), 01/29/2027 (b)	210,999
300,000	3.782% (3 Month LIBOR USD + 1.337%), 02/01/2028 (b)	321,212
80,000	3.509% (3 Month LIBOR USD + 0.945%), 01/23/2029 (b)	84,630
120,000	3.702% (3 Month LIBOR USD + 1.160%), 05/06/2030 (b)	128,684
105,000	KeyCorp 2.550%, 10/01/2029	102,840
195,000	PNC Financial Services Group Inc. 3.450%, 04/23/2029	208,801
	Royal Bank of Canada
245,000	2.800%, 04/29/2022	249,554
185,000	2.550%, 07/16/2024	187,632

See notes to financial statements.

GuideMark® Core Fixed Income Fund

SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

September 30, 2019

Principal Amount		Value
	CORPORATE OBLIGATIONS (Continued)
	Banks (Continued)
235,000	Santander Holdings USA, Inc. 3.700%, 03/28/2022	$241,679
310,000	Toronto-Dominion Bank/The 2.650%, 06/12/2024	316,052
	Wells Fargo & Co.
150,000	2.625%, 07/22/2022	151,718
120,000	3.000%, 04/22/2026	123,145
135,000	3.000%, 10/23/2026	138,767
285,000	3.584% (3 Month LIBOR USD + 1.310%), 05/22/2028 (b)	302,154
1,000	5.606%, 01/15/2044	1,296
45,000	4.750%, 12/07/2046	53,203
	Wells Fargo Bank NA
250,000	2.600%, 01/15/2021	251,883
265,000	3.625%, 10/22/2021	272,756

		7,935,242

	Beverages - 0.98%
	Anheuser-Busch InBev Worldwide, Inc.
175,000	4.750%, 01/23/2029	203,556
385,000	5.450%, 01/23/2039	487,530
5,000	3.750%, 07/15/2042 (f)	5,186
20,000	4.900%, 02/01/2046	23,902
145,000	4.600%, 04/15/2048 (f)	167,512
162,000	4.750%, 04/15/2058	190,077
	Constellation Brands, Inc.
75,000	4.400%, 11/15/2025	82,983
40,000	3.600%, 02/15/2028	42,267
145,000	Molson Coors Brewing Co. 3.000%, 07/15/2026	146,640

		1,349,653

	Biotechnology - 0.09%
45,000	Amgen, Inc. 2.650%, 05/11/2022	45,606
80,000	Gilead Sciences, Inc. 2.500%, 09/01/2023	81,097

		126,703

	Capital Markets - 2.00%
	Morgan Stanley
75,000	2.625%, 11/17/2021	75,739
195,000	3.737% (3 Month LIBOR USD + 0.847%), 04/24/2024 (b)	203,755
180,000	3.700%, 10/23/2024	190,720
65,000	3.125%, 07/27/2026	67,045
40,000	4.350%, 09/08/2026	43,351
50,000	3.950%, 04/23/2027	52,932
495,000	3.591% (3 Month LIBOR USD + 1.340%), 07/22/2028 (b)	522,225
15,000	3.971% (3 Month LIBOR USD + 1.455%), 07/22/2038 (b)	16,483
80,000	State Street Corp. 3.776% (3 Month LIBOR USD + 0.770%), 12/03/2024 (b)	84,725
	The Bank of New York Mellon Corp.
70,000	1.950%, 08/23/2022	70,068
125,000	2.661% (3 Month LIBOR USD + 0.634%), 05/16/2023 (b)	126,685

Principal Amount		Value
	Capital Markets (Continued)
	The Goldman Sachs Group, Inc.
275,000	2.876% (3 Month LIBOR USD + 0.821%), 10/31/2022 (b)	$278,205
55,000	2.905% (3 Month LIBOR USD + 0.990%), 07/24/2023 (b)	55,767
140,000	3.500%, 01/23/2025	146,039
40,000	3.272% (3 Month LIBOR USD + 1.201%), 09/29/2025 (b)	41,317
130,000	3.691% (3 Month LIBOR USD + 1.510%), 06/05/2028 (b)	136,468
315,000	4.223% (3 Month LIBOR USD + 1.301%), 05/01/2029 (b)(f)	344,125
140,000	6.750%, 10/01/2037	189,223
20,000	6.250%, 02/01/2041	27,655
	Willis North America, Inc.
25,000	3.600%, 05/15/2024 (f)	25,995
40,000	2.950%, 09/15/2029	39,454

		2,737,976

	Chemicals - 0.46%
295,000	DuPont de Nemours, Inc. 4.205%, 11/15/2023	316,327
20,000	Methanex Corp. 5.650%, 12/01/2044	19,353
35,000	Nutrien, Ltd. 4.200%, 04/01/2029	38,585
	The Sherwin-Williams Co.
150,000	3.450%, 06/01/2027	157,007
95,000	2.950%, 08/15/2029	95,378

		626,650

	Commercial Services & Supplies - 0.18%
55,000	ERAC USA Finance LLC 7.000%, 10/15/2037 (c)	77,977
	Waste Management, Inc.
105,000	3.200%, 06/15/2026	110,807
35,000	3.450%, 06/15/2029	37,830
20,000	4.150%, 07/15/2049 (f)	23,342

		249,956

	Construction & Engineering - 0.07%
95,000	Fluor Corp. 4.250%, 09/15/2028	95,558

	Consumer Finance - 0.35%
155,000	American Express Co. 4.200%, 11/06/2025	170,463
	John Deere Capital Corp.
135,000	3.200%, 01/10/2022	138,698
25,000	3.450%, 06/07/2023	26,329
145,000	2.600%, 03/07/2024	148,048

		483,538

	Diversified Financial Services - 0.71%
	BAT Capital Corp.
125,000	3.222%, 08/15/2024	126,454
275,000	2.789%, 09/06/2024	272,932
145,000	4.390%, 08/15/2037	140,745
200,000	Ford Motor Credit Co. LLC 4.542%, 08/01/2026	200,105
160,000	GlaxoSmithKline Capital, Inc. 3.625%, 05/15/2025	171,867

See notes to financial statements.

GuideMark® Core Fixed Income Fund

SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

September 30, 2019

Principal Amount		Value
	CORPORATE OBLIGATIONS (Continued)
	Diversified Financial Services (Continued)
45,000	Shell International Finance BV 4.375%, 05/11/2045	$54,457

		966,560

	Diversified Telecommunication Services - 1.15%
	AT&T, Inc.
60,000	2.950%, 07/15/2026	60,799
80,000	3.800%, 02/15/2027	84,799
125,000	4.350%, 03/01/2029	138,177
175,000	4.500%, 05/15/2035	192,308
125,000	6.350%, 03/15/2040	158,992
35,000	4.350%, 06/15/2045	36,843
	Verizon Communications, Inc.
160,000	4.125%, 03/16/2027	176,817
250,000	4.016%, 12/03/2029	278,063
140,000	4.500%, 08/10/2033	162,697
60,000	5.250%, 03/16/2037	74,387
20,000	4.812%, 03/15/2039	24,012
155,000	4.862%, 08/21/2046	189,590
3,000	4.672%, 03/15/2055	3,604

		1,581,088

	Electric Utilities - 1.86%
65,000	Alabama Power Co. 2.450%, 03/30/2022	65,691
5,000	Cleco Corporate Holdings LLC 4.973%, 05/01/2046	5,732
90,000	Commonwealth Edison Co. 3.650%, 06/15/2046	97,378
	Duke Energy Carolinas LLC
45,000	2.500%, 03/15/2023	45,772
118,000	5.300%, 02/15/2040	153,209
35,000	Duke Energy Indiana LLC 3.250%, 10/01/2049	35,003
60,000	Duke Energy Indiana, Inc. 4.900%, 07/15/2043	75,196
100,000	Duke Energy Ohio, Inc. 3.650%, 02/01/2029	109,501
235,000	Duke Energy Progress LLC 4.150%, 12/01/2044	269,338
	Evergy, Inc.
55,000	2.450%, 09/15/2024	55,021
75,000	2.900%, 09/15/2029	74,781
185,000	Exelon Corp. 2.450%, 04/15/2021	185,466
20,000	Fortis, Inc. 2.100%, 10/04/2021	19,940
	Georgia Power Co.
187,000	2.000%, 09/08/2020	186,813
85,000	2.400%, 04/01/2021	85,360
45,000	4.750%, 09/01/2040	52,267
160,000	NextEra Energy Capital Holdings, Inc. 3.150%, 04/01/2024	165,361
210,000	Oglethorpe Power Corp. 5.050%, 10/01/2048	254,446
20,000	Oncor Electric Delivery Co. LLC 5.750%, 03/15/2029	25,329
135,000	Puget Energy, Inc. 3.650%, 05/15/2025	138,286

Principal Amount		Value
	Electric Utilities (Continued)
110,000	Sierra Pacific Power Co. 2.600%, 05/01/2026	$111,486
31,000	South Carolina Electric & Gas Co. 5.100%, 06/01/2065	41,251
90,000	Southern California Edison Co. 2.850%, 08/01/2029 (f)	90,975
	The Southern Co.
20,000	2.950%, 07/01/2023	20,425
160,000	3.250%, 07/01/2026	165,133
25,000	4.400%, 07/01/2046	27,898

		2,557,058

	Entertainment - 0.16%
	Viacom, Inc.
125,000	4.250%, 09/01/2023 (f)	132,631
90,000	4.375%, 03/15/2043	93,022

		225,653

	Equity Real Estate Investment Trusts (REITs) - 0.03%
45,000	HCP, Inc. 3.250%, 07/15/2026	46,334

	Food & Staples Retailing - 0.09%
115,000	Walmart, Inc. 3.400%, 06/26/2023	121,129

	Food Products - 0.34%
	Conagra Brands, Inc.
100,000	4.300%, 05/01/2024	107,399
20,000	4.600%, 11/01/2025	22,011
325,000	Nestle Holdings, Inc. 3.350%, 09/24/2023 (c)(f)	341,503

		470,913

	Gas Utilities - 0.01%
10,000	Southern Co. Gas Capital Corp. 2.450%, 10/01/2023	10,040

	Health Care Equipment & Supplies - 0.45%
	Becton Dickinson and Co.
205,000	3.125%, 11/08/2021	208,467
73,000	3.700%, 06/06/2027	77,561
115,000	Boston Scientific Corp. 4.000%, 03/01/2028	126,148
	Shire Acquisitions Investments Ireland Designated Activity Co.
70,000	2.400%, 09/23/2021	70,345
125,000	2.875%, 09/23/2023	127,514

		610,035

	Health Care Providers & Services - 1.86%
	Anthem, Inc.
210,000	3.650%, 12/01/2027	220,855
205,000	2.875%, 09/15/2029	203,288
40,000	4.375%, 12/01/2047	43,246
	Cigna Corp.
115,000	4.125%, 11/15/2025	123,638
455,000	4.375%, 10/15/2028	498,082
	Cigna Holding Co.
110,000	3.050%, 10/15/2027	111,245
25,000	3.875%, 10/15/2047	24,770
70,000	CommonSpirit Health 2.760%, 10/01/2024	70,944

See notes to financial statements.

GuideMark® Core Fixed Income Fund

SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

September 30, 2019

Principal Amount		Value
	CORPORATE OBLIGATIONS (Continued)
	Health Care Providers & Services (Continued)
	CVS Health Corp.
160,000	4.100%, 03/25/2025	$171,065
59,000	3.875%, 07/20/2025 (f)	62,474
165,000	2.875%, 06/01/2026	165,519
35,000	3.000%, 08/15/2026	35,227
55,000	5.125%, 07/20/2045	62,437
125,000	5.050%, 03/25/2048 (f)	142,089
135,000	HCA, Inc. 4.125%, 06/15/2029	141,850
60,000	Humana, Inc. 2.500%, 12/15/2020	60,153
	UnitedHealth Group, Inc.
70,000	2.375%, 08/15/2024	70,608
65,000	3.700%, 12/15/2025	70,035
90,000	2.875%, 08/15/2029	91,975
10,000	3.500%, 08/15/2039	10,432
135,000	3.950%, 10/15/2042	146,283
20,000	3.700%, 08/15/2049	21,233

		2,547,448

	Hotels, Restaurants & Leisure - 0.28%
100,000	GLP Capital LP / GLP Financing II, Inc. 5.300%, 01/15/2029	110,596
80,000	Las Vegas Sands Corp. 3.500%, 08/18/2026	81,390
	McDonald’s Corp.
80,000	3.350%, 04/01/2023	83,545
20,000	4.600%, 05/26/2045	23,341
15,000	4.875%, 12/09/2045	18,163
65,000	Starbucks Corp. 3.800%, 08/15/2025	70,390

		387,425

	Industrial Conglomerates - 0.18%
220,000	NXP BV / NXP Funding LLC 4.875%, 03/01/2024 (c)	238,691

	Insurance - 0.50%
135,000	Berkshire Hathaway Finance Corp. 4.200%, 08/15/2048	158,488
45,000	CNA Financial Corp. 3.450%, 08/15/2027	46,680
	Marsh & McLennan Cos, Inc.
30,000	3.500%, 12/29/2020	30,487
110,000	3.875%, 03/15/2024	117,214
65,000	4.375%, 03/15/2029	73,574
60,000	4.750%, 03/15/2039	72,532
70,000	Marsh & McLennan Cos., Inc. 4.050%, 10/15/2023	74,553
8,000	Massachusetts Mutual Life Insurance Co. 8.875%, 06/01/2039 (c)	13,631
40,000	New York Life Global Funding 2.000%, 04/13/2021 (c)	40,025
55,000	Trinity Acquisition PLC 4.400%, 03/15/2026	59,690

		686,874

	Interactive Media & Services - 0.31%
400,000	Tencent Holdings Ltd. 3.975%, 04/11/2029 (c)	428,503

Principal Amount		Value
	Internet & Direct Marketing Retail - 0.50%
	Alibaba Group Holding, Ltd.
200,000	3.400%, 12/06/2027	$208,342
200,000	4.200%, 12/06/2047	227,104
	Amazon.com, Inc.
150,000	3.875%, 08/22/2037	172,837
60,000	4.950%, 12/05/2044	79,525

		687,808

	IT Services - 0.79%
70,000	Fidelity National Information Services, Inc. 4.250%, 05/15/2028	78,144
135,000	Fiserv, Inc. 3.200%, 07/01/2026	139,918
55,000	Global Payments, Inc. 3.200%, 08/15/2029	55,890
	International Business Machines Corp.
100,000	3.000%, 05/15/2024	103,750
250,000	3.300%, 05/15/2026	263,842
250,000	3.500%, 05/15/2029	268,548
160,000	Visa, Inc. 3.150%, 12/14/2025	170,670

		1,080,762

	Life Sciences Tools & Services - 0.13%
	Thermo Fisher Scientific, Inc.
160,000	3.000%, 04/15/2023	164,755
10,000	2.950%, 09/19/2026	10,311

		175,066

	Machinery - 0.07%
90,000	Parker-Hannifin Corp. 2.700%, 06/14/2024	91,767

	Media - 1.60%
80,000	CBS Corp. 4.200%, 06/01/2029	86,881
	Charter Communications Operating LLC / Charter Communications Operating Capital
40,000	4.908%, 07/23/2025 (f)	43,911
230,000	3.750%, 02/15/2028	236,000
150,000	5.375%, 05/01/2047 (f)	163,700
55,000	5.750%, 04/01/2048	62,797
75,000	5.125%, 07/01/2049	80,141
	Comcast Corp.
165,000	3.375%, 08/15/2025	174,622
55,000	3.950%, 10/15/2025	59,911
240,000	3.150%, 03/01/2026	251,497
35,000	2.350%, 01/15/2027	34,884
55,000	4.250%, 10/15/2030	62,615
35,000	3.200%, 07/15/2036 (f)	35,869
125,000	4.600%, 10/15/2038	149,578
25,000	4.950%, 10/15/2058	31,820
80,000	Cox Communications, Inc. 3.150%, 08/15/2024 (c)	81,982
	Discovery Communications LLC
41,000	2.800%, 06/15/2020	41,145
28,000	3.950%, 06/15/2025	29,437
15,000	5.300%, 05/15/2049	16,601
	Discovery Communications, LLC
45,000	3.800%, 03/13/2024	46,961
180,000	4.900%, 03/11/2026 (f)	200,198
180,000	3.950%, 03/20/2028	187,006

See notes to financial statements.

GuideMark® Core Fixed Income Fund

SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

September 30, 2019

Principal Amount		Value
	CORPORATE OBLIGATIONS (Continued)
	Media (Continued)
35,000	Fox Corp. 3.666%, 01/25/2022 (c)	$36,149
	Time Warner Cable, Inc.
30,000	5.500%, 09/01/2041	32,367
50,000	4.500%, 09/15/2042	49,310

		2,195,382

	Metals & Mining - 0.09%
100,000	Vale Overseas, Ltd. 6.875%, 11/10/2039	127,876

	Multi-Utilities - 0.58%
	Berkshire Hathaway Energy Co.
50,000	3.250%, 04/15/2028	52,706
65,000	6.125%, 04/01/2036	90,143
175,000	CenterPoint Energy, Inc. 2.500%, 09/01/2022	176,083
	Dominion Energy, Inc.
160,000	2.579%, 07/01/2020	160,382
240,000	2.850%, 08/15/2026	241,411
25,000	4.250%, 06/01/2028	27,702
40,000	DTE Energy Co. 1.500%, 10/01/2019	39,950

		788,377

	Oil, Gas & Consumable Fuels - 2.77%
315,000	BP Capital Markets America, Inc. 3.790%, 02/06/2024	334,983
	Canadian Natural Resources, Ltd.
170,000	3.900%, 02/01/2025	179,287
25,000	3.850%, 06/01/2027	26,340
15,000	6.500%, 02/15/2037	19,396
105,000	Cimarex Energy Co. 4.375%, 03/15/2029	110,595
280,000	Encana Corp. 3.900%, 11/15/2021	286,930
	Energy Transfer Operating LP
60,000	4.200%, 09/15/2023	63,095
85,000	4.500%, 04/15/2024	90,662
90,000	5.250%, 04/15/2029	101,668
35,000	6.250%, 04/15/2049	42,565
225,000	Enterprise Products Operating LLC 4.800%, 02/01/2049	262,374
	Hess Corp.
65,000	5.600%, 02/15/2041	72,657
75,000	5.800%, 04/01/2047	86,410
108,000	Marathon Oil Corp. 3.850%, 06/01/2025	112,381
25,000	Marathon Petroleum Corp. 3.800%, 04/01/2028	26,071
	MPLX LP
65,000	4.250%, 12/01/2027 (c)	68,885
100,000	5.200%, 03/01/2047	111,232
7,000	4.700%, 04/15/2048	7,318
93,000	Noble Energy, Inc. 5.050%, 11/15/2044	101,604
	Occidental Petroleum Corp.
75,000	3.500%, 08/15/2029 (f)	76,127
40,000	4.500%, 07/15/2044	40,859
65,000	ONEOK, Inc. 3.400%, 09/01/2029	64,707

Principal Amount		Value
	Oil, Gas & Consumable Fuels (Continued)
	Petroleos Mexicanos
200,000	6.840%, 01/23/2030 (c)	$207,530
122,000	6.750%, 09/21/2047	117,401
105,000	Phillips 66 Partners LP 2.450%, 12/15/2024	104,700
	Sabine Pass Liquefaction LLC
30,000	5.625%, 03/01/2025	33,705
50,000	4.200%, 03/15/2028 (f)	52,948
200,000	Saudi Arabian Oil Co. 2.875%, 04/16/2024 (c)	202,372
85,000	Suncor Energy, Inc. 3.600%, 12/01/2024	89,711
	Sunoco Logistics Partners Operations LP
5,000	5.300%, 04/01/2044	5,290
5,000	5.350%, 05/15/2045	5,373
40,000	Texas Eastern Transmission LP 3.500%, 01/15/2028 (c)	41,630
	TransCanada PipeLines, Ltd.
50,000	4.750%, 05/15/2038	57,127
10,000	6.100%, 06/01/2040	12,927
145,000	5.100%, 03/15/2049	174,346
160,000	Valero Energy Partners LP 4.500%, 03/15/2028	175,109
	Western Midstream Operating LP
135,000	4.500%, 03/01/2028 (f)	130,474
100,000	4.750%, 08/15/2028	98,508
10,000	5.500%, 08/15/2048	8,914

		3,804,211

	Pharmaceuticals - 0.85%
135,000	Allergan Funding SCS 3.450%, 03/15/2022	138,391
230,000	Bayer US Finance II LLC 4.250%, 12/15/2025 (c)	245,912
	Bristol-Myers Squibb Co.
30,000	3.200%, 06/15/2026 (c)	31,498
75,000	3.400%, 07/26/2029 (c)	80,178
195,000	GlaxoSmithKline Capital PLC 2.875%, 06/01/2022	199,294
	Johnson & Johnson
155,000	2.625%, 01/15/2025	159,895
75,000	3.550%, 03/01/2036	82,507
55,000	3.625%, 03/03/2037	61,407
135,000	Merck & Co, Inc. 3.400%, 03/07/2029	146,564
15,000	Mylan NV 5.250%, 06/15/2046	16,012

		1,161,658

	Road & Rail - 0.50%
	CSX Corp.
110,000	3.250%, 06/01/2027	115,592
140,000	2.400%, 02/15/2030	137,442
135,000	Penske Truck Leasing Co Lp / PTL Finance Corp. 3.450%, 07/01/2024 (c)	140,390
	Union Pacific Corp.
65,000	3.700%, 03/01/2029	70,789
50,000	4.375%, 09/10/2038	57,647
160,000	4.100%, 09/15/2067	168,713

		690,573

See notes to financial statements.

GuideMark® Core Fixed Income Fund

SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

September 30, 2019

Principal Amount		Value
	CORPORATE OBLIGATIONS (Continued)
	Semiconductors & Semiconductor Equipment - 0.68%
	Broadcom Corp / Broadcom Cayman Finance, Ltd.
205,000	3.625%, 01/15/2024	$209,771
90,000	3.125%, 01/15/2025	89,434
205,000	3.875%, 01/15/2027	206,047
59,000	Intel Corp. 3.734%, 12/08/2047	65,902
135,000	Microchip Technology, Inc. 4.333%, 06/01/2023	141,891
205,000	Micron Technology, Inc. 4.975%, 02/06/2026	221,000

		934,045

	Software - 0.36%
155,000	Microsoft Corp. 4.450%, 11/03/2045	196,019
	Oracle Corp.
115,000	4.300%, 07/08/2034	133,459
25,000	3.900%, 05/15/2035	27,645
50,000	3.800%, 11/15/2037	54,521
75,000	salesforce.com, Inc. 3.250%, 04/11/2023	78,288

		489,932

	Specialty Retail - 0.19%
	Home Depot, Inc.
140,000	3.350%, 09/15/2025	149,522
55,000	5.875%, 12/16/2036	76,157
5,000	3.500%, 09/15/2056	5,329
25,000	Lowe’s Cos., Inc. 3.700%, 04/15/2046	25,219

		256,227

	Technology Hardware, Storage & Peripherals - 0.33%
	Apple, Inc.
5,000	3.000%, 02/09/2024	5,213
20,000	3.350%, 02/09/2027	21,400
385,000	2.200%, 09/11/2029 (f)	378,785
40,000	3.450%, 02/09/2045	42,470
5,000	Hewlett Packard Enterprise Co. 6.350%, 10/15/2045	5,841

		453,709

	Tobacco - 0.53%
	Altria Group, Inc.
75,000	4.400%, 02/14/2026 (f)	80,262
145,000	2.625%, 09/16/2026	140,013
80,000	4.800%, 02/14/2029	87,706
40,000	4.250%, 08/09/2042	38,800
45,000	5.375%, 01/31/2044	50,101
115,000	3.875%, 09/16/2046	105,587
40,000	5.950%, 02/14/2049	47,105
170,000	Philip Morris International, Inc. 2.625%, 03/06/2023	172,302

		721,876

	Water Utilities - 0.12%
	American Water Capital Corp.
140,000	3.750%, 09/01/2028	151,887
15,000	4.150%, 06/01/2049	17,240

		169,127

Principal Amount		Value
	Wireless Telecommunication Services - 0.21%
205,000	Telefonica Emisiones SA 4.895%, 03/06/2048	$229,222
60,000	Vodafone Group Plc 4.250%, 09/17/2050	61,380

		290,602

	Total Corporate Obligations (Cost $37,529,606)	40,081,542

	FOREIGN GOVERNMENT DEBT OBLIGATIONS - 0.19%
200,000	Abu Dhabi Government International Bond 3.125%, 09/30/2049 (c)	194,250
66,000	Hungary Government International Bond 6.375%, 03/29/2021	70,125

	Total Foreign Government Debt Obligations (Cost $263,595)	264,375

	MORTGAGE BACKED SECURITIES - U.S. GOVERNMENT AGENCY - 35.89%
	Federal Home Loan Mortgage Corp.
18,582	Pool #D9-6291 4.500%, 09/01/2023	19,552
51,377	Pool #G1-3624 5.000%, 08/01/2024	53,378
82,000	Series K-068, 3.244%, 08/25/2027	88,051
136,089	Series 2329, 6.500%, 06/15/2031	152,090
62,147	Series 2338, 6.500%, 07/15/2031	70,776
98,972	Pool #78-0447 4.804% (1 Year CMT Rate + 2.250%, 9.309% Cap, 2.250% Floor), 04/01/2033 (a)	104,613
100	Pool #A4-3129 5.500%, 02/01/2036	110
66,049	Series 3883, 3.000%, 05/15/2041	68,363
249,854	Series 4139, 2.500%, 11/15/2041	253,406
423,122	Pool #U9-0688 4.000%, 05/01/2042	450,720
643,150	Pool #Q4-9389 3.500%, 07/01/2047	670,217
603,709	Pool #Q5-2093 3.500%, 11/01/2047	624,088
	Federal National Mortgage Association
3,200,000	Pool #TBA 3.000%, 10/15/2026 (i)	3,271,250
383,827	Pool #AJ8325 3.000%, 12/01/2026	394,366
870,000	Pool #AN8322 3.190%, 02/01/2028	936,370
1,023,117	Pool #AN8695 3.550%, 03/01/2028	1,128,170
2,300,000	Pool #TBA 2.500%, 10/15/2028 (i)	2,319,721
3,159	Pool #544859 2.954% (11th District Cost of Funds Index + 1.799%, 14.713% Cap, 1.799% Floor), 08/01/2029 (a)	3,151
106,255	Series 2018-C04, 2.768% (1 Month LIBOR USD + 0.750%, 0.750% Floor), 12/26/2030 (a)	106,388
61,658	Pool #BC4938 2.500%, 04/01/2031	62,272
107,898	Pool #786848 7.000%, 10/01/2031	123,999
3,390	Pool #727181 5.000%, 08/01/2033	3,745
1,521	Pool #730727 5.000%, 08/01/2033	1,680
442	Pool #741862 5.500%, 09/01/2033	498
579	Pool #766197 5.500%, 02/01/2034	655
109	Pool #776974 5.500%, 04/01/2034	123
82,453	Pool #888504 4.568% (1 Year CMT Rate + 2.068%, 9.251% Cap, 2.068% Floor), 04/01/2034 (a)	87,079
262,838	Pool #MA1870 4.500%, 04/01/2034	282,668
4,497	Pool #775776 5.500%, 05/01/2034	5,082
113,387	Pool #802783 3.609% (12 Month LIBOR USD + 1.612%, 10.297% Cap, 1.612% Floor), 10/01/2034 (a)	118,622
3,418	Pool #781629 5.500%, 12/01/2034	3,862
5,021	Pool #822815 5.500%, 04/01/2035	5,673

See notes to financial statements.

GuideMark® Core Fixed Income Fund

SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

September 30, 2019

Principal Amount		Value
	MORTGAGE BACKED SECURITIES - U.S. GOVERNMENT AGENCY (Continued)
4,432	Pool #357850 5.500%, 07/01/2035	$5,015
2,825	Pool #820242 5.000%, 07/01/2035	3,117
747	Pool #838452 5.500%, 09/01/2035	844
3,781	Pool #865854 6.000%, 03/01/2036	4,351
6,370	Pool #891474 6.000%, 04/01/2036	7,330
4,482	Pool #906000 6.000%, 01/01/2037	5,051
51	Pool #928062 5.500%, 02/01/2037	58
61	Pool #899119 5.500%, 04/01/2037	66
428,093	Pool #AS9772 3.500%, 06/01/2037	445,953
127	Pool #970131 5.500%, 03/01/2038	143
84	Pool #985108 5.500%, 07/01/2038	94
52	Pool #964930 5.500%, 08/01/2038	56
50	Pool #987032 5.500%, 08/01/2038	56
93	Pool #968371 5.500%, 09/01/2038	102
32	Pool #993050 5.500%, 12/01/2038	36
16,687	Pool #993579 4.000%, 05/01/2039	17,818
3,343	Pool #AA5840 4.000%, 06/01/2039	3,571
48,076	Pool #AA8715 4.000%, 06/01/2039	51,854
170,987	Pool #AD0586 4.500%, 12/01/2039	186,465
439,310	Pool #AD4062 5.000%, 05/01/2040	480,367
399,823	Pool #AD6929 5.000%, 06/01/2040	440,775
10,837	Pool #AD9896 4.000%, 08/01/2040	11,580
12,517	Pool #AB1500 4.000%, 09/01/2040	13,372
11,809	Pool #AD9856 4.000%, 09/01/2040	12,618
7,114	Pool #AE2559 4.000%, 09/01/2040	7,532
2,725	Pool #AE2562 4.000%, 09/01/2040	2,913
3,480	Pool #AE2566 4.000%, 09/01/2040	3,703
23,162	Pool #AE4124 4.000%, 10/01/2040	24,744
12,363	Pool #AE4888 4.000%, 10/01/2040	13,212
3,000,000	Pool #TBA 3.500%, 10/01/2040 (i)	3,077,344
18,133	Pool #AE3916 4.000%, 11/01/2040	19,197
2,693	Pool #AE5147 4.000%, 11/01/2040	2,877
34,124	Pool #AE8715 4.000%, 11/01/2040	36,462
3,948	Pool #AH0006 4.000%, 12/01/2040	4,220
10,854	Pool #AH0020 4.000%, 12/01/2040	11,600
19,972	Pool #AH0599 4.000%, 12/01/2040	21,341
6,832	Pool #AH0601 4.000%, 12/01/2040	7,300
13,403	Pool #AH1263 4.000%, 01/01/2041	14,322
58,850	Pool #AL5233 4.000%, 01/01/2041	62,845
4,799	Pool #AH4659 4.000%, 02/01/2041	5,129
68,005	Pool #AH5653 4.000%, 02/01/2041	72,667
87,460	Pool #AL0934 5.000%, 02/01/2041	96,704
136,616	Pool #AD1889 4.500%, 03/01/2041	148,100
7,910	Pool #AH6150 4.000%, 03/01/2041	8,453
82,429	Pool #AL0215 4.500%, 04/01/2041	89,111
66,055	Pool #AL0187 5.000%, 05/01/2041	73,036
11,667	Pool #AL0456 5.000%, 06/01/2041	12,900
51,360	Pool #AI8842 4.500%, 08/01/2041	55,680
30,197	Pool #AL0815 4.000%, 09/01/2041	32,669
57,719	Series 2012-21, 2.000%, 09/25/2041	57,440
10,555	Pool #AJ1562 4.000%, 10/01/2041	11,427
10,377	Pool #AJ1972 4.000%, 10/01/2041	11,198
519,429	Pool #AJ2212 4.500%, 10/01/2041	563,138
15,887	Pool #AJ4756 4.000%, 10/01/2041	17,182
400,000	Pool #TBA 4.000%, 10/15/2041 (i)	415,078
14,140	Pool #AJ3330 4.000%, 11/01/2041	15,325
13,408	Pool #AJ4549 4.000%, 11/01/2041	14,521
11,004	Pool #AJ4698 4.000%, 11/01/2041	11,913
22,675	Pool #AJ5424 4.000%, 11/01/2041	24,531

Principal Amount		Value
	MORTGAGE BACKED SECURITIES - U.S. GOVERNMENT AGENCY (Continued)
8,363	Pool #AJ7840 4.000%, 11/01/2041	$9,064
14,084	Pool #AB3995 4.000%, 12/01/2041	15,258
13,371	Pool #AI0848 4.000%, 12/01/2041	14,491
12,043	Pool #AJ4187 4.000%, 12/01/2041	13,020
13,490	Pool #AJ5736 4.000%, 12/01/2041	14,573
8,223	Pool #AJ5968 4.000%, 12/01/2041	8,788
15,861	Pool #AJ6061 4.000%, 12/01/2041	17,177
10,207	Pool #AJ7868 4.000%, 12/01/2041	11,061
23,801	Pool #AJ8104 4.000%, 12/01/2041	25,720
15,813	Pool #AJ8109 4.000%, 12/01/2041	17,138
8,649	Pool #AJ8171 4.000%, 12/01/2041	9,360
16,727	Pool #AJ8341 4.000%, 12/01/2041	18,128
27,423	Pool #AJ8436 4.000%, 12/01/2041	29,710
10,500	Pool #AJ8912 4.000%, 12/01/2041	11,379
13,458	Pool #AJ9248 4.000%, 12/01/2041	14,579
110,802	Series 2012-18, 2.000%, 12/25/2041	110,243
115,382	Series 2012-75, 2.500%, 12/25/2041	116,708
12,796	Pool #AJ2446 4.000%, 01/01/2042	13,674
17,863	Pool #AJ7538 4.000%, 01/01/2042	19,359
4,604	Pool #AJ8001 4.000%, 01/01/2042	4,830
15,427	Pool #AJ8369 4.000%, 01/01/2042	16,684
13,882	Pool #AJ9162 4.000%, 01/01/2042	15,019
80,761	Pool #AJ9330 4.000%, 01/01/2042	87,526
8,430	Pool #AJ9779 4.000%, 01/01/2042	8,907
13,371	Pool #AK0170 4.000%, 01/01/2042	14,491
30,197	Pool #AK0543 4.000%, 01/01/2042	32,726
12,011	Pool #AK0563 4.000%, 01/01/2042	13,017
22,375	Pool #AK1827 4.000%, 01/01/2042	24,249
291,004	Pool #AL2752 5.000%, 03/01/2042	320,576
66,660	Series 2012-52, 3.500%, 05/25/2042	69,803
69,432	Pool #AB5529 4.000%, 07/01/2042	73,947
167,861	Pool #AB6228 3.500%, 09/01/2042	176,313
6,700,000	Pool #TBA 3.000%, 10/15/2042 (i)	6,801,023
189,576	Series 415 3.000%, 11/01/2042	195,308
340,670	Pool #AQ9316 2.500%, 01/01/2043	340,487
154,414	Series 2015-48, 3.000%, 02/25/2043	158,033
878,664	Pool #AT2720 3.000%, 05/01/2043	905,670
692,169	Pool #AT5900 3.000%, 06/01/2043	713,488
387,297	Pool #AU1625 3.500%, 07/01/2043	406,947
175,837	Series 2017-26, 3.500%, 07/25/2044	184,192
164,505	Series 2018-38, 3.500%, 03/25/2045	167,019
553,678	Pool #AS5469 4.000%, 07/01/2045	583,490
644,352	Pool #AZ0832 4.000%, 07/01/2045	680,430
129,004	Pool #AS5597 3.500%, 08/01/2045	134,411
45,510	Series 2016-38, 3.000%, 01/25/2046	46,984
101,096	Series 2016-11, 2.500%, 03/25/2046	102,235
762,964	Pool #AS7170 3.500%, 05/01/2046	794,919
753,873	Pool #AS7242 3.500%, 05/01/2046	785,095
582,664	Pool #BC9468 3.000%, 06/01/2046	597,002
658,903	Pool #AS7492 4.000%, 07/01/2046	694,679
495,402	Pool #AS8947 3.500%, 03/01/2047	515,896
91,594	Series 2017-34, 3.000%, 05/25/2047	94,198
111,188	Pool #MA3038 4.500%, 06/01/2047	117,861
140,290	Series 2017-72, 3.000%, 09/25/2047	144,454
146,361	Series 2017-72, 3.000%, 09/25/2047	150,712
190,863	Series 2018-80, 3.500%, 12/25/2047	197,690
88,685	Series 2018-77, 3.500%, 02/25/2048	94,251
135,153	Series 2018-23, 3.500%, 04/25/2048	141,773
2,880,365	Pool #BN5279 4.000%, 02/01/2049	3,003,739

See notes to financial statements.

GuideMark® Core Fixed Income Fund

SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

September 30, 2019

Principal Amount		Value
	MORTGAGE BACKED SECURITIES - U.S. GOVERNMENT AGENCY (Continued)
161,970	Series 2019-07, 3.500%, 03/25/2049	$169,138
165,082	Series 2019-14, 3.500%, 04/25/2049	174,234
246,554	Series 2019-45 3.000%, 08/25/2049	253,818
192,053	Series 2019-41 2.500%, 03/25/2053	191,325
191,677	Series 2017-35 3.500%, 04/25/2053	197,362
118,126	Series 2017-84 3.500%, 04/25/2053	121,337
162,780	Series 2019-15, 3.500%, 05/25/2053	171,439
153,318	Series 2017-49 4.000%, 07/25/2053	159,924
217,172	Series 2018-72, 3.500%, 07/25/2054	225,262
171,778	Series 2017-96, 3.000%, 12/25/2054	176,897
82,843	Series 2018-19, 3.500%, 05/25/2056	87,355
167,617	Series 2018-70, 3.500%, 10/25/2056	177,030
164,104	Series 2019-07, 3.500%, 11/25/2057	173,250
170,905	Series 2019-12, 3.500%, 11/25/2057	180,426
155,302	Series 2019-28, 3.500%, 06/25/2059	165,144
	Government National Mortgage Association
10,707	Pool #614436X 5.000%, 08/15/2033	11,461
26,553	Pool #736686X 5.000%, 02/15/2039	29,429
569,923	Pool #723248X 5.000%, 10/15/2039	640,980
286,448	Pool #783403X 3.500%, 09/15/2041	301,551
1,500,000	Pool #TBA 4.500%, 10/15/2041 (i)	1,567,713
175,117	Series 2013-37, 2.000%, 01/20/2042	173,783
1,400,000	Pool #TBA 3.500%, 10/15/2042 (i)	1,450,449
800,000	Pool #TBA 3.000%, 10/15/2044 (i)	820,969
114,879	Pool #MA4587M 4.000%, 07/20/2047	119,862
298,312	Pool #MA4652M 3.500%, 08/20/2047	310,287
588,455	Pool #MA4778M 3.500%, 10/20/2047	611,504
424,110	Pool #MA4779M 4.000%, 10/20/2047	443,107
506,915	Pool #MA4780M 4.500%, 10/20/2047	532,896
1,299,988	Pool #MA6040M 4.000%, 07/20/2049	1,356,293

	Total Mortgage Backed Securities - U.S. Government Agency (Cost $48,323,647)	49,240,973

	MUNICIPAL DEBT OBLIGATIONS - 0.60%
	California, GO,
65,000	7.550%, 04/01/2039	107,672
60,000	7.300%, 10/01/2039	94,017
105,000	Chicago Transit Authority Sales & Transfer Tax Receipts, Series B, Revenue Bond, 6.899%, 12/01/2040	147,563
355,000	Philadelphia Authority for Industrial Development 6.550%, 10/15/2028	452,678
15,000	University of California Medical Center, Series H Revenue Bond, 6.548%, 05/15/2048	22,692

	Total Municipal Debt Obligations (Cost $777,617)	824,622

	U.S. TREASURY OBLIGATIONS - 27.02%
	U.S. Treasury Bonds - 14.17%
685,667	0.625%, 01/15/2026 (g)	702,902
3,180,144	0.375%, 07/15/2027 (g)(j)	3,230,114
472,491	0.875%, 01/15/2029 (g)	501,443
1,690,000	3.125%, 11/15/2041	2,014,401
1,075,000	3.125%, 02/15/2043	1,282,504
545,000	3.625%, 08/15/2043	703,060
1,830,000	3.750%, 11/15/2043	2,407,701
1,050,000	3.625%, 02/15/2044	1,357,679
735,000	3.125%, 08/15/2044	880,851

Principal Amount		Value
	U.S. Treasury Bonds (Continued)
240,000	3.000%, 11/15/2045	$283,158
2,365,000	2.500%, 05/15/2046	2,547,641
255,000	3.000%, 02/15/2047	302,349
500,000	3.000%, 02/15/2048	593,779
650,000	3.125%, 05/15/2048	790,220
1,430,000	3.000%, 02/15/2049	1,705,331
127,451	1.000%, 02/15/2049 (g)	143,192
	U.S. Treasury Notes - 12.85%
865,000	2.000%, 02/15/2022 (j)	873,092
6,870,000	2.375%, 08/15/2024	7,127,893
1,707,000	2.000%, 02/15/2025	1,743,407
2,190,000	2.875%, 05/31/2025	2,341,290
1,870,000	2.875%, 08/15/2028	2,056,416
1,555,000	3.125%, 11/15/2028	1,746,004
1,605,000	2.625%, 02/15/2029	1,737,381

	Total U.S. Treasury Obligations (Cost $34,736,558)	37,071,808

	SHORT TERM INVESTMENTS - 5.52%
	Money Market Funds - 5.52%
7,575,765	DWS Government Money Market Series - Institutional Shares Effective Yield, 1.89% (e)	7,575,765

	Total Short Term Investments (Cost $7,575,765)	7,575,765

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL - 2.00%
2,740,344	Mount Vernon Liquid Assets Portfolio, LLC Effective Yield, 2.13% (e)	2,740,344

	Total Investments Purchased with Proceeds from Securities Lending Collateral (Cost $2,740,344)	2,740,344

	Total Investments (Cost $158,746,785) - 120.13%	164,817,486
	Liabilities in Excess of Other Assets - (20.13)%	(27,618,618)

	TOTAL NET ASSETS - 100.00%	$137,198,868

Percentages are stated as a percent of net assets.

Principal amounts are denominated in the currency in which the security was purchased.

(a)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of September 30, 2019.
(b)	Variable rate security. The coupon is based on an underlying pool of assets. The rate reported is the rate in effect as of September 30, 2019.
(c)	Securities were purchased exempt from registration in the U.S. pursuant to Rule 144A of the Securities Act of 1933 (the “Act”) or were acquired in a private placement, and, unless registered under the Act, may only be sold to “qualified institutional buyers” (as defined in the Act) or pursuant to another expemption from registration. The value of these securities total $23,448,103, which represents 17.09% of total net assets.
(d)	Value determined using significant unobservable inputs. Classified as Level 3 in the fair value hierarchy.
(e)	Seven-day yield as of September 30, 2019.
(f)	All or portion of this security is on loan.
(g)	Represents a U.S. Treasury Inflation Protected Security.
(h)	These securities have been deemed illiquid according to the Fund’s liquidity guidelines. The value of these securities total $712,746, which represents 0.52% of total net assets.

See notes to financial statements.

GuideMark® Core Fixed Income Fund

SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

September 30, 2019

(i)	Security purchased on a when-issued basis. On September 30, 2019, the total value of investments purchased on a when-issued basis was $19,723,547 or 14.38% of total net assets.
(j)	All or a portion of this security is held as collateral for certain swap and futures contracts.
(k)	As of September 30, 2019, the Valuation Committee has fair valued these securities. The value of these securities was $279,998, which represents 0.20% of total net assets.
(l)	Represents an interest-only security that entitles holders to receive only interest payments on the underlying mortgages. The yield-to-maturity of an interest-only security is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the underlying mortgages. Interest rate disclosed represents yield upon the estimated timing and amount of future cash flows at September 30, 2019. These securities are liquid according to the Fund’s liquidity guidelines and the value of these securities total $444,133, which represents 0.32% of total net assets.

See notes to financial statements.

GuideMark® Core Fixed Income Fund

SCHEDULE OF OPEN FUTURES CONTRACTS (Unaudited)

September 30, 2019

Description	Number of Contracts Purchased / (Sold)	Notional Value	Settlement Month	Value/Unrealized Appreciation (Depreciation)
U.S. Treasury 2 Year Note Futures	43	$9,266,500	Dec-19	$(17,047)
U.S. Treasury 5 Year Note Futures	(9)	(1,072,336)	Dec-19	(157)
U.S. Treasury 10 Year Note Futures	(26)	(3,388,125)	Dec-19	5,265
U.S. Treasury Long Bond Futures	(7)	(1,136,188)	Dec-19	22,456
U.S. Treasury Ultra 10 Year Note Futures	(7)	(996,844)	Dec-19	11,362
U.S. Treasury Ultra Bond Futures	2	383,813	Dec-19	1,527

				$23,406

GuideMark® Core Fixed Income Fund

SCHEDULE OF OPEN SWAP CONTRACTS (Unaudited)

CREDIT DEFAULT SWAPS ON CREDIT INDICES — SELL PROTECTION(1)

September 30, 2019

Reference Obligation	Implied Credit Spread at 9/30/2019(2)	Fixed Pay Rate	Maturity Date	Counterparty	Payment Frequency	Notional Amount(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.AAA	60.28%	0.500%	8/17/2061	Morgan Stanley	Quarterly	$330,000	$(1,218)	$(2,664)	$1,446
CDX.NA.IG.33*	53.95%	1.000%	12/20/2024	Morgan Stanley	Quarterly	4,270,000	84,500	88,286	(3,786)

							$83,282	$85,622	$(2,340)

GuideMark® Core Fixed Income Fund

INTEREST RATE SWAPS

September 30, 2019

Pay/Receive Floating Rate	Floating Rate Index		Floating Payment Frequency	Fixed Pay Rate	Fixed Payment Frequency	Maturity Date	Counterparty	Notional Amount	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Receive	3-MO-USD-LIBOR	**	Quarterly	2.359%	Semi-Annual	4/9/2024	Morgan Stanley	$1,220,000	$(45,215)	$—	$(45,215)
Receive	3-MO-USD-LIBOR	**	Quarterly	2.363%	Semi-Annual	4/9/2024	Morgan Stanley	1,265,000	(47,076)	—	(47,076)
Receive	3-MO-USD-LIBOR	**	Quarterly	2.360%	Semi-Annual	4/9/2024	Morgan Stanley	1,295,000	(48,051)	—	(48,051)
Receive	3-MO-USD-LIBOR	**	Quarterly	2.358%	Semi-Annual	4/9/2024	Morgan Stanley	1,732,000	(64,115)	—	(64,115)
Receive	3-MO-USD-LIBOR	**	Quarterly	2.250%	Semi-Annual	9/21/2026	Morgan Stanley	4,143,000	(202,235)	(181,289)	(20,946)
Receive	3-MO-USD-LIBOR	**	Quarterly	2.750%	Semi-Annual	12/20/2047	Morgan Stanley	775,000	(190,907)	(29,133)	(161,774)

									$(597,599)	$(210,422)	$(387,177)

1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
2)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on U.S. municipal issues, corporate issues or sovereign issues of an emerging country as of year end serve as an indicator of the current status of the payment/ performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
3)	The maximum potential amount the Fund could be required to pay as seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
*	Centrally cleared swap, clearing agent: Intercontinental Exchange
**	Centrally cleared swap, clearing agent: Clearnet

See notes to financial statements.

GuideMark® Tax-Exempt Fixed Income Fund

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2019

Principal Amount		Value
	MUNICIPAL DEBT OBLIGATIONS - 98.49%
	Alabama - 1.76%
	The Lower Alabama Gas District, Series A, Revenue Bond,
$100,000	5.000%, 09/01/2034	$130,422
225,000	5.000%, 09/01/2046	315,529

		445,951

	Arizona - 3.74%
145,000	Arizona Board of Regents, Prerefunded, Revenue Bond, 5.000%, 07/01/2028	159,554
55,000	Arizona Board of Regents, Unrefunded, Revenue Bond, 5.000%, 07/01/2028	60,207
150,000	Arizona Industrial Development Authority, Revenue Bond, 6.000%, 07/01/2047	170,984
100,000	Phoenix Industrial Development Authority, Series A, Refunding, Revenue Bond, 5.000%, 07/01/2037	118,386
	Pima County Industrial Development Authority, Revenue Bond,
35,000	5.000%, 06/15/2047	36,103
30,000	5.000%, 06/15/2052	30,907
100,000	Salt River Project Agricultural Improvement & Power District, Revenue Bond, 5.000%, 01/01/2039	123,692
150,000	Salt Verde Financial Corp., Revenue Bond, 5.000%, 12/01/2037	202,350
40,000	Tempe Industrial Development Authority, Series A, Revenue Bond, 6.125%, 10/01/2052	45,680

		947,863

	Arkansas - 1.03%
250,000	University of Arkansas, Series A, Revenue Bond, 4.125%, 11/01/2030	261,958

	California - 13.54%
300,000	California Educational Facilities Authority, Revenue Bond, 5.000%, 05/01/2049	465,363
100,000	California Health Facilities Financing Authority, Series A, Revenue Bond, 5.000%, 11/15/2031	126,913
100,000	California Municipal Finance Authority, Community Medical Centers, Series A, Revenue Bond, 5.000%, 02/01/2042	118,147
190,000	California Municipal Finance Authority, Mobile Home Park, Series A, Prerefunded, Revenue Bond, 6.400%, 08/15/2045	198,516
100,000	California Municipal Finance Authority, Revenue Bond, 5.000%, 12/31/2047	118,152
250,000	California Pollution Control Financing Authority, Refunding, Revenue Bond, 5.000%, 07/01/2039	303,147
200,000	California State University, Series A, Revenue Bond, 5.000%, 11/01/2031	235,792
160,000	California Statewide Communities Development Authority, Series A, Revenue Bond, 6.125%, 11/01/2033	185,667

Principal Amount		Value
	California (Continued)
$300,000	California Statewide Communities Development Authority, Series A, Revenue Bond, CMI Insured, 5.000%, 08/01/2034	$335,451
300,000	California, GO, 5.000%, 11/01/2043	339,960
50,000	California, Refunding, GO, 5.000%, 04/01/2032	68,455
100,000	Golden State Tobacco Securitization Corp., Series A, Revenue Bond, 4.000%, 06/01/2031	112,504
125,000	Golden State Tobacco Securitization Corp., Series A-1, Revenue Bond, 5.000%, 06/01/2047	128,262
250,000	M-S-R Energy Authority, Revenue Bond, 6.500%, 11/01/2039	393,403
300,000	San Mateo Joint Powers Financing Authority, Series A, Refunding, Revenue Bond, 5.250%, 07/15/2025	303,504

		3,433,236

	Colorado - 5.07%
150,000	Castle Pines North Metropolitan District, Refunding, Revenue Bond, 4.000%, 12/01/2044	154,548
380,000	Colorado Health Facilities Authority, Revenue Bond, 8.000%, 08/01/2043	461,674
220,000	Public Authority for Colorado Energy, Revenue Bond, 6.500%, 11/15/2038	336,002
300,000	Regional Transportation District, Series A, Revenue Bond, 5.000%, 11/01/2027	332,625

		1,284,849

	Delaware - 1.14%
35,000	County of Kent, Series A, Revenue Bond, 5.000%, 07/01/2053	38,547
200,000	Delaware, Series A, Refunding, GO, 5.000%, 01/01/2027	251,534

		290,081

	Florida - 3.05%
100,000	Florida Development Finance Corp., Surface Transportation District, Series A, Revenue Bond, 6.500%, 01/01/2049 (a)	93,000
145,000	Florida, Series A, Refunding, GO, 4.000%, 07/01/2033	169,417
225,000	Miami-Dade County Educational Facilities, Series A, Refunding, Revenue Bond, 5.000%, 04/01/2040	257,798
190,000	Miami-Dade County Health Facilities, Series A, Refunding, Revenue Bond, 5.250%, 08/01/2021	196,112
	Palm Beach County Florida Health Facilities Authority, Series A, Revenue Bond,
10,000	7.250%, 06/01/2034	11,215
40,000	7.500%, 06/01/2049	45,069

		772,611

	Georgia - 1.38%
300,000	Atlanta Water & Wastewater, Refunding, Revenue Bond, 5.000%, 11/01/2040	350,223

See notes to financial statements.

GuideMark® Tax-Exempt Fixed Income Fund

SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

September 30, 2019

Principal Amount		Value
	MUNICIPAL DEBT OBLIGATIONS (Continued)
	Illinois - 9.05%
	Chicago Board of Education, Revenue Bond,
$100,000	5.000%, 04/01/2042	$112,818
100,000	5.000%, 04/01/2046	112,288
100,000	Chicago Board of Education, Series G, Refunding, GO, 5.000%, 12/01/2044	112,377
100,000	Chicago Board of Education, Series H, GO, 5.000%, 12/01/2036	113,978
100,000	Chicago Midway International Airport, Series A, Refunding, Revenue Bond, 5.000%, 01/01/2028	112,740
70,000	Chicago Waterworks, Revenue Bond, 5.000%, 11/01/2028	83,053
65,000	Chicago, Series A, Refunding, GO, 5.250%, 01/01/2029	71,843
160,000	Illinois Finance Authority, Refunding, Revenue Bond, 5.000%, 12/01/2047	177,051
140,000	Illinois Finance Authority, Series A, Revenue Bond, 5.000%, 02/15/2047	158,172
	Illinois, GO,
345,000	5.000%, 01/01/2029	387,252
75,000	5.000%, 11/01/2029	85,693
20,000	5.000%, 05/01/2036	21,674
70,000	5.000%, 11/01/2036	78,077
30,000	5.000%, 02/01/2039	32,246
30,000	Illinois, Series A, GO, 5.000%, 04/01/2038	31,864
100,000	O’Hare International Airport, Series B, Refunding, Revenue Bond, 5.000%, 01/01/2032	116,079
150,000	O’Hare International Airport, Series D, Revenue Bond, 5.250%, 01/01/2030	167,386
150,000	Sales Tax Securitization Corp., Series A, Revenue Bond, 5.000%, 01/01/2040	172,997
120,000	Southwestern Illinois Development Authority, Prerefunded, Revenue Bond, 7.125%, 11/01/2043	147,154

		2,294,742

	Indiana - 2.68%
100,000	Indiana Health Facility Financing Authority, Series 2001A-1, Revenue Bond, 5.000%, 11/15/2034	118,556
250,000	Indiana Municipal Power Agency, Series A, Prerefunded, Revenue Bond, 5.250%, 01/01/2032	286,690
125,000	Shoals Exempt Facilities, Revenue Bond, 7.250%, 11/01/2043	139,105
115,000	Valparaiso Exempt Facilities, Revenue Bond, 7.000%, 01/01/2044	135,084

		679,435

	Iowa - 0.42%
100,000	Iowa Finance Authority, Revenue Bond, 5.125%, 08/01/2048	105,819

	Louisiana - 0.91%
200,000	Louisiana Highway Improvement, Series A, Revenue Bond, 5.000%, 06/15/2029	230,592

Principal Amount		Value
	Maryland - 0.89%
$200,000	Westminster Project Revenue, Lutheran Village at Miller’s Grant, Series A, Revenue Bond, 6.000%, 07/01/2034	$224,752

	Massachusetts - 0.51%
100,000	Commonwealth of Massachusetts, GO, 5.250%, 01/01/2033	129,989

	Michigan - 0.45%
100,000	Royal Oak Hospital Finance Authority, Series D, Refunding, Revenue Bond, 5.000%, 09/01/2033	113,583

	Minnesota - 3.03%
100,000	Apple Valley Senior Living, Series D, Revenue Bond, 7.250%, 01/01/2052	103,682
160,000	Minneapolis-St. Paul Metropolitan Airports Commission, Series A, Refunding, Revenue Bond, 5.000%, 01/01/2030	182,280
150,000	Rochester Health Care & Housing Facility, Series A, Revenue Bond, 6.875%, 12/01/2048	163,972
300,000	Rochester Health Care Facilities Mayo Clinic, Series C, Revenue Bond, 4.500%, 11/15/2038 (a)	319,167

		769,101

	Mississippi - 0.49%
125,000	Mississippi Business Finance Corp., Series G, Revenue Bond, 1.720%, 12/01/2030 (a)	125,000

	Missouri - 0.82%
200,000	Conley Road Transportation Development District, Revenue Bond, 5.375%, 05/01/2047	209,246

	Montana - 0.43%
100,000	City of Kalispell, Series A, Revenue Bond, 5.250%, 05/15/2047	108,042

	Nebraska - 1.63%
130,000	Douglas County Hospital Authority No. 3, Refunding, Revenue Bond, 5.000%, 11/01/2024	151,181
250,000	Omaha Public Power District, Series B, Prerefunded, Revenue Bond, 5.000%, 02/01/2027	262,260

		413,441

	New Hampshire - 0.52%
120,000	New Hampshire Health & Educational Facilities Authority, Refunding, Revenue Bond, 5.000%, 07/01/2027	130,646

	New Jersey - 1.69%
150,000	New Jersey Economic Development Authority, Refunding, Revenue Bond, 5.250%, 06/15/2030	172,831
100,000	New Jersey Transportation Trust Fund Authority, Series A, Refunding, Revenue Bond, 5.000%, 06/15/2031	117,095
25,000	South Jersey Port Corp., Series A, Revenue Bond, 5.000%, 01/01/2049	28,895

See notes to financial statements.

GuideMark® Tax-Exempt Fixed Income Fund

SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

September 30, 2019

Principal Amount		Value
	MUNICIPAL DEBT OBLIGATIONS (Continued)
	New Jersey (Continued)
$100,000	Tobacco Settlement Financing Corp., Series B, Revenue Bond, 5.000%, 06/01/2046	$110,335

		429,156

	New York - 10.72%
225,000	Brooklyn Arena Local Development Corp., Prerefunded, Revenue Bond, 6.500%, 07/15/2030	228,350
300,000	City of New York, GO, 4.000%, 10/01/2041	336,165
200,000	City of New York, Series B, GO, 5.000%, 10/01/2038	244,192
100,000	City of New York, Series E, GO, 5.000%, 03/01/2041	121,822
40,000	New York City Industrial Development Agency, Series A, Refunding, Revenue Bond, 5.000%, 07/01/2022	43,539
100,000	New York City Transitional Finance Authority Building Aid Revenue, Revenue Bond, 5.000%, 07/15/2028	128,946
100,000	New York Dormitory Authority, Refunding, Revenue Bond, 5.000%, 12/01/2035	117,684
100,000	New York Dormitory Authority, Series A, Revenue Bond, 5.000%, 02/15/2031	123,157
250,000	New York Dormitory Authority, Series B, Revenue Bond, 5.000%, 07/01/2038	274,815
500,000	New York Environmental Facilities Corp., Series B, Prerefunded, Revenue Bond, 5.500%, 10/15/2027	645,785
175,000	New York Liberty Development Corp., Refunding, Revenue Bond, 5.250%, 10/01/2035	240,412
200,000	New York, Series E, GO, 4.000%, 12/15/2027	212,456

		2,717,323

	North Carolina - 1.39%
320,000	North Carolina Eastern Municipal Power Agency Power Systems, Series A, Prerefunded, Revenue Bond, 5.000%, 01/01/2025	352,118

	Ohio - 3.31%
325,000	Buckeye Tobacco Settlement Financing Authority, Series A, Revenue Bond, 5.875%, 06/01/2047 (b)	326,430
135,000	County of Cuyahoga, Revenue Bond, 5.250%, 02/15/2047	155,656
100,000	Ohio Higher Education Facilities Commission, Refunding, Revenue Bond, 5.000%, 01/01/2026	107,915
200,000	Ohio, Series A, Refunding, Revenue Bond, 5.000%, 01/01/2031	250,544

		840,545

Principal Amount		Value
	Oregon - 0.51%
$100,000	Oregon, Series A, GO, 5.000%, 05/01/2028	$128,637

	Pennsylvania - 2.81%
	Allegheny County Hospital Development Authority, Series A, Revenue Bond,
50,000	4.000%, 04/01/2044	53,882
50,000	5.000%, 04/01/2047	59,147
100,000	Allentown Neighborhood Improvement Zone Development Authority, Revenue Bond, 5.000%, 05/01/2033	116,925
100,000	Commonwealth Financing Authority, Revenue Bond, 5.000%, 06/01/2034	122,448
150,000	Pennsylvania Economic Development Financing Authority, Revenue Bond, 6.750%, 12/01/2053	154,522
200,000	Pennsylvania Higher Educational Facilities Authority, Prerefunded, Revenue Bond, 5.800%, 07/01/2030	206,712

		713,636

	Puerto Rico - 3.55%
95,000	Puerto Rico Electric Power Authority, Series 2012A-RSA-1, Revenue Bond, 5.000%, 07/01/2042 (b)	76,000
55,000	Puerto Rico Electric Power Authority, Series CCC-RSA-1, Revenue Bond, 5.250%, 07/01/2027 (b)	44,138
80,000	Puerto Rico Electric Power Authority, Series WW-RSA-1, Revenue Bond, 5.000%, 07/01/2028 (b)	64,000
90,000	Puerto Rico Electric Power Authority, Series XX-RSA-1, Revenue Bond, 5.250%, 07/01/2040 (b)	72,225
	Puerto Rico Sales Tax Financing Corp., Series A1, Revenue Bond,
250,000	4.329%, 07/01/2040	253,745
375,000	4.750%, 07/01/2053	390,000

		900,108

	South Carolina - 2.26%
400,000	Charleston Educational Excellence Financing Corp., Refunding, Revenue Bond, 5.000%, 12/01/2025	459,824
100,000	South Carolina Jobs-Economic Development Authority, Revenue Bond, 5.750%, 06/15/2039	113,190

		573,014

	South Dakota - 0.44%
100,000	South Dakota Educational Enhancement Funding Corp., Tobaccos Settlement, Series B, Revenue Bond, 5.000%, 06/01/2026	110,625

	Texas - 7.93%
200,000	Central Texas Regional Mobility Authority, Series A, Prerefunded, Revenue Bond, 6.000%, 01/01/2041	211,382
100,000	Central Texas Turnpike System, Series C, Refunding, Revenue Bond, 5.000%, 08/15/2029	114,663

See notes to financial statements.

GuideMark® Tax-Exempt Fixed Income Fund

SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

September 30, 2019

Principal Amount		Value
	MUNICIPAL DEBT OBLIGATIONS (Continued)
	Texas (Continued)
$200,000	Dallas-Fort Worth International Airport, Series B, Revenue Bond, 5.000%, 11/01/2026	$222,006
165,000	New Hope Cultural Education Facilities Corp., Series A-1, Revenue Bond, 5.000%, 07/01/2046	182,571
225,000	North Texas Tollway Authority, Refunding, Revenue Bond, 4.000%, 01/01/2038	243,180
100,000	North Texas Tollway Authority, Series B, Refunding, Revenue Bond, 5.000%, 01/01/2029	117,455
100,000	Tarrant County Cultural Education Facilities Finance Corp., Revenue Bond, 6.625%, 11/15/2037	116,162
	Texas Private Activity Surface Transportation Corp., Revenue Bond,
200,000	7.500%, 12/31/2031	203,294
200,000	7.500%, 06/30/2033	209,768
85,000	7.000%, 12/31/2038	100,148
115,000	6.750%, 06/30/2043	133,953
100,000	University of Texas, Revenue Bond, 2.790%, 08/15/2049	155,364

		2,009,946

	Utah - 2.58%
100,000	Salt Lake City Corp., Airport, Series B, Revenue Bond, 5.000%, 07/01/2042	120,198
500,000	Utah Associated Municipal Power Systems San Juan Project, Refunding, Revenue Bond, 5.500%, 06/01/2022	533,375

		653,573

	Virginia - 2.37%
1,475,000	Tobacco Settlement Financing Corp., Series C, Revenue Bond, 8.553%, 06/01/2047 (b)(c)	171,572
300,000	Virginia College Building Educational Facilities Authority, Revenue Bond, 5.750%, 01/01/2034	430,344

		601,916

Principal Amount		Value
	Washington - 1.39%
$325,000	Central Puget Sound Regional Transit Authority, Series P-1, Refunding, Revenue Bond, 5.000%, 02/01/2027	$352,521

	Wisconsin - 5.00%
100,000	Wisconsin Health & Educational Facilities Authority, Revenue Bond, 5.000%, 05/01/2025	112,835
100,000	Wisconsin Health & Educational Facilities Authority, Series C, Revenue Bond, 7.000%, 07/01/2043	100,111
	Wisconsin Public Finance Authority, Refunding, Revenue Bond,
95,000	5.000%, 07/01/2022	99,828
150,000	5.750%, 10/01/2031	156,546
225,000	5.250%, 05/15/2047	251,937
10,000	Wisconsin, Series 2, Prerefunded, GO, 5.000%, 05/01/2025	10,931
490,000	Wisconsin, Series 2, Unrefunded, GO, 5.000%, 05/01/2025	536,388

		1,268,576

	Total Municipal Debt Obligations (Cost $23,065,872)	24,972,854

	Total Investments (Cost $23,065,872) - 98.49%	24,972,854
	Other Assets and Liabilities - 1.51%	382,127

	TOTAL NET ASSETS - 100.00%	$25,354,981

Percentages are stated as a percent of net assets.

(a)	Adjustable rate security - the rate is determined by the Remarketing Agent.
(b)	Non-income producing. Item identified as in default as to payment of interest.
(c)	Zero coupon bond. The effective yield is listed.

Glossary of Terms

CMI	-	California Mortgage Insurance
GO	-	General Obligation

See notes to financial statements.

GuideMark® Opportunistic Fixed Income Fund

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2019

Principal Amount		Value
	ASSET BACKED SECURITIES - 0.96%
483,333	Textainer Marine Containers VII Ltd. Series 2019-1A, 3.960%, 04/20/2044	$491,875

	Total Asset Backed Securities (Cost $483,175)	491,875

	COLLATERALIZED MORTGAGE OBLIGATIONS - 13.32%
590,735	Alternative Loan Trust Series 2007-15CB, 6.000%, 07/25/2037	542,486
530,152	Banc of America Funding Corp. Series 2007-3, 5.831%, 04/25/2037 (a)	532,221
636,580	Chase Mortgage Finance Trust Series 2007-S3, 6.000%, 05/25/2037	492,399
130,761	Deutsche Alt-A Securities, Inc. Mortgage Loan Trust Series 2006-AR1, 3.616%, 02/25/2036 (a)	128,225
285,613	First Horizon Alternative Mortgage Securities Trust Series 2007-FA4, 6.250%, 08/25/2037	216,484
285,927	Exantas Capital Corp., Ltd. Series 2019-RSO7, 3.025% (1 Month LIBOR USD + 1.000%, 1.000% Floor), 04/17/2036 (c)	286,355
	GSR Mortgage Loan Trust
491,198	Series 2006-9F, 6.500%, 10/25/2036	396,795
185,519	Series 2007-4F, 6.000%, 07/25/2037	164,870
474,249	IndyMac IMJA Mortgage Loan Trust Series 2007-A3, 6.250%, 11/25/2037	343,309
223,949	IndyMac INDX Mortgage Loan Trust Series 2005-AR1, 4.169%, 03/25/2035 (a)	228,734
	JP Morgan Chase Commercial Mortgage Securities Trust
5,071,822	Series 2012-C8, 1.921%, 10/17/2045 (a)(n)	216,411
791	Series 2007-LDP10, 5.464%, 01/15/2049 (a)	789
383,017	Lehman Mortgage Trust Series 2006-2, 5.750%, 04/25/2036	396,043
182,514	MASTR Adjustable Rate Mortgages Trust Series 2006-2, 4.452%, 01/25/2036 (a)	181,692
499,078	Morgan Stanley Mortgage Loan Trust Series 2007-12, 6.250%, 08/25/2037	393,742
	Residential Asset Securitization Trust
616,207	Series 2007-A2, 6.000%, 04/25/2037	542,173
459,804	Series 2007-A6, 6.000%, 06/25/2037	403,691
795,978	Series 2007-A7, 6.000%, 07/25/2037	498,710
771,848	TBW Mortgage-Backed Trust Series 2006-6, 5.630%, 01/25/2037 (j)	414,155
336,768	Washington Mutual Asset-Backed Certificates Trust 2006-HE3, 2.173% (1 Month LIBOR USD + 0.155%, 0.155% Floor), 08/25/2036 (c)	318,460
163,489	Washington Mutual Mortgage Pass-Through Certificates Trust Series 2006-5, 6.000%, 07/25/2036	151,934

	Total Collateralized Mortgage Obligations (Cost $8,319,643)	6,849,678

Number of Shares		Value
	COMMON STOCKS - 0.00%
	Metals & Mining - 0.00%
12,305,675	K2016470219 - Class A (b)(e)(f)(g)	$0
1,336,186	K2016470219 - Class B (b)(e)(f)(g)	0

	Total Common Stocks (Cost $0)	0

Principal Amount
	CORPORATE OBLIGATIONS - 0.04%
	Specialty Retail - 0.04%
	K2016470219 South Africa, Ltd.
975,267	3.000% Cash or 3.000% PIK, 12/31/2022 (b)(d)	9,753
188,341	8.000% Cash or 8.000% PIK, 12/31/2022 (b)(d)	3,079
252,841	K2016470260 South Africa, Ltd. 25.000% Cash or 25.000% PIK, 12/31/2022 (b)(d)	9,481

		22,313

	Total Corporate Obligations (Cost $2,082,741)	22,313

	FOREIGN GOVERNMENT DEBT OBLIGATIONS - 30.55%
20,000	Argentina POM Politica Monetaria 68.466% (ARLLMONP + 0.000%), 06/21/2020 (b)(c)	164
	Argentine Bonos del Tesoro
6,954,000	18.200%, 10/03/2021 (b)	34,938
10,209,900	16.000%, 10/17/2023 (b)	57,911
22,986,100	15.500%, 10/17/2026 (b)	131,293
9,000	Bonos de la Nacion Argentina con Ajuste por CER 4.000%, 03/06/2020 (b)(m)	124
90,000	Bonos de la Nacion Argentina en Moneda Dua 4.500%, 02/13/2020	33,708
	Brazil Letras do Tesouro Nacional
50,000	0.002%, 01/01/2020 (h)	11,885
170,000	0.006%, 04/01/2020 (h)	39,959
130,000	7.113%, 07/01/2020	30,214
80,000	0.003%, 04/01/2021 (h)	17,882
5,130,000	0.185%, 07/01/2021 (h)	1,129,794
160,000,000	Colombia Government International Bond 7.750%, 04/14/2021	47,933
	Colombian TES
583,000,000	10.000%, 07/24/2024	202,349
296,500,000	7.500%, 08/26/2026	94,850
342,500,000	6.000%, 04/28/2028	99,719
1,946,000,000	7.750%, 09/18/2030	637,164
	Ghana Government Bond
300,000	18.750%, 01/24/2022	55,702
200,000	16.500%, 02/06/2023	34,890
300,000	19.750%, 03/25/2024	56,667
910,000	19.750%, 03/15/2032	167,230
	Ghana Treasury Note
460,000	16.500%, 02/17/2020	85,854
120,000	16.500%, 03/16/2020	22,322
	India Government Bond
44,000,000	8.150%, 06/11/2022	651,237
7,000,000	8.080%, 08/02/2022	104,070
2,000,000	6.840%, 12/19/2022	28,847
74,000,000	8.830%, 11/25/2023	1,137,006
15,000,000	7.680%, 12/15/2023	221,865

See notes to financial statements.

GuideMark® Opportunistic Fixed Income Fund

SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

September 30, 2019

Principal Amount		Value
	FOREIGN GOVERNMENT DEBT OBLIGATIONS (Continued)
	Indonesia Treasury Bond
9,416,000,000	8.250%, 07/15/2021	$686,748
1,500,000,000	7.000%, 05/15/2022	107,274
890,000,000	5.625%, 05/15/2023	61,043
25,441,000,000	8.375%, 09/15/2026	1,924,555
606,000,000	9.000%, 03/15/2029	47,369
140,000,000	10.500%, 08/15/2030	12,092
1,689,000,000	8.750%, 05/15/2031	130,262
647,000,000	8.375%, 03/15/2034	48,310
	Korea Treasury Bond
210,000,000	4.250%, 06/10/2021	184,093
581,500,000	3.375%, 09/10/2023	523,333
459,000,000	3.500%, 03/10/2024	418,725
267,000,000	3.000%, 09/10/2024	240,256
	Mexican Bonos
378,200	5.000%, 12/11/2019	1,906,945
11,000	8.000%, 06/11/2020	56,215
7,600	6.500%, 06/10/2021	38,418
109,100	7.250%, 12/09/2021	559,393
84,200	6.500%, 06/09/2022	424,844
700	8.000%, 12/07/2023	3,717
13,780	Mexican Udibonos 2.500%, 12/10/2020 (l)	69,238
	Nota Do Tesouro Nacional
2,065	10.000%, 01/01/2021	525,098
120	10.000%, 01/01/2023	32,081
1,630	10.000%, 01/01/2025	449,290
5,220	10.000%, 01/01/2027	1,472,983
	Republic of Ghana Government Bond
1,810,000	16.250%, 05/17/2021	327,568
200,000	24.500%, 06/21/2021	40,385
390,000	24.750%, 07/19/2021	79,005
99,000	19.500%, 10/18/2021	18,493
150,000	16.250%, 04/07/2025	25,225
910,000	19.000%, 11/02/2026	165,424

	Total Foreign Government Debt Obligations (Cost $18,585,215)	15,713,959

	MORTGAGE BACKED SECURITIES - U.S. GOVERNMENT AGENCY - 21.24%
424,095	Federal Home Loan Mortgage Corp. Series 4768, 2.328% (1 Month LIBOR USD + 0.300%, 6.500% Cap, 0.300% Floor), 03/15/2048 (c)	423,049
	Federal National Mortgage Association
312,168	Series 9445, 3.000%, 07/01/2031	322,221
700,000	Pool #3993, 2.630%, 09/01/2031	725,565
490,305	Pool #1201, 3.500%, 10/01/2032	510,274
294,259	Pool #0039, 2.500%, 04/01/2033	297,800
231,278	Pool #2005-56, 6.000% (1 Month LIBOR USD + 42.300%, 6.000% Cap, 0.000% Floor), 08/25/2033 (c)(i)	239,773
398,800	Pool #2012-63, 2.000%, 08/25/2040	396,636
852,541	Pool #2014-95, 3.000%, 04/25/2041	869,501
398,682	Pool #2012-150, 1.750%, 01/25/2043	393,989
594,696	Pool #2018-23, 2.750%, 12/25/2043	601,537
159,137	Series 9003, 3.000%, 11/01/2046	163,053
674,982	Pool #1000, 3.000%, 04/01/2047	690,779
374,235	Pool #1827, 3.000%, 07/01/2047	383,429
497,553	Series 0862, 3.500%, 09/01/2047	513,860

Principal Amount		Value
	MORTGAGE BACKED SECURITIES - U.S. GOVERNMENT AGENCY (Continued)
405,731	Pool #2018-27, 3.000%, 12/25/2047	$411,132
393,686	Pool #3392, 4.000%, 01/01/2048	413,193
888,872	Series 3332, 3.500%, 04/01/2048	919,590
449,841	Pool #2018-31, 2.318% (1 Month LIBOR USD + 0.300%, 6.500% Cap, 0.300% Floor), 05/25/2048 (c)	449,025
404,488	Pool #2018-36, 3.000%, 06/25/2048	415,408
381,585	Pool #2018-38, 3.000%, 06/25/2048	384,918
442,383	Pool #3414, 3.500%, 07/01/2048	454,975
	Government National Mortgage Association
497,592	Pool #2010-62, 3.706% (1 Month LIBOR USD + 5.750%, 5.750% Cap, 0.000% Floor), 05/20/2040 (c)(i)(n)	85,831
510,264	Pool #2011-72, 3.336% (1 Month LIBOR USD + 5.380%, 5.380% Cap, 0.000% Floor), 05/20/2041 (c)(i)(n)	83,008
610,041	Pool #2012-40, 4.000%, 01/20/2042	645,306
944,832	Pool #2013-113, 4.206% (1 Month LIBOR USD + 6.250%, 6.250% Cap, 0.000% Floor), 03/20/2043 (c)(i)(n)	130,354

	Total Mortgage Backed Securities - U.S. Government Agency (Cost $10,651,035)	10,924,206

	U.S. TREASURY OBLIGATIONS - 2.75%
	U.S. Treasury Note
120,000	2.875%, 08/15/2028	131,963
200,000	3.125%, 11/15/2028	224,566
330,000	2.625%, 02/15/2029	357,219
600,000	United States Treasury Note/Bond 2.875%, 05/15/2049	699,914

	Total U.S. Treasury Obligations (Cost $1,350,030)	1,413,662

	SHORT TERM INVESTMENTS - 30.00%
	Foreign Government Debt Obligation - 6.79%
	Argentina Treasury Bill
10,000	0.000%, 02/28/2020 (b)(h)	94
7,652,975	0.000%, 03/30/2020 (b)(h)	112,932
3,912,000	0.000%, 04/28/2020 (b)(h)	57,729
8,517,000	0.000%, 04/30/2020 (b)(h)	87,978
528,000	0.000%, 07/31/2020 (b)(h)	4,354
	Mexico Cetes
177,110	0.023%, 11/07/2019 (h)	89,008
298,410	0.036%, 01/02/2020 (h)	148,287
511,760	0.059%, 02/27/2020 (h)	251,505
	Japan Treasury Discount Bill
48,100,000	(0.003)%, 10/07/2019 (h)	444,866
56,400,000	(0.003)%, 10/15/2019 (h)	521,649
50,000,000	(0.002)%, 12/09/2019 (e)(f)(h)	462,612
40,000,000	(0.002)%, 12/10/2019 (h)	370,093
72,600,000	(0.004)%, 12/16/2019 (e)(f)(h)	671,752
29,000,000	(0.1715)%, 12/23/2019 (e)(f)(h)	268,346

		3,491,205

Number of Shares
	Money Market Funds - 6.65%
3,420,763	DWS Government Money Market Series - Institutional Shares Effective Yield, 1.89% (k)	3,420,763

See notes to financial statements.

GuideMark® Opportunistic Fixed Income Fund

SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

September 30, 2019

Principal Amount		Value
	SHORT TERM INVESTMENTS (Continued)
	United States Treasury Bills - 16.56%
	United States Treasury Bills
1,600,000	0.091%, 12/05/2019 (h)	$1,594,857
1,600,000	0.091%, 12/12/2019 (h)	1,594,331
5,350,000	0.296%, 12/19/2019 (h)	5,329,804

		8,518,992

	Total Short Term Investments (Cost $15,818,400)	15,430,960

	Total Investments (Cost $57,290,239) - 98.85%	50,846,653
	Other Assets in Excess of Liabilities - 1.15%	590,884

	TOTAL NET ASSETS - 100.00%	$51,437,537

Percentages are stated as a percent of net assets.

Principal amounts are denominated in the currency in which the security was purchased.

(a)	Variable rate security. The coupon is based on an underlying pool of assets. The rate reported is the rate in effect as of September 30, 2019.
(b)	These securities have been deemed illiquid according to the Fund’s liquidity guidelines. The value of these securities total $509,830, which represents 0.99% of total net assets.
(c)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of September 30, 2019.
(d)	Securities were purchased exempt from registration in the U.S. pursuant to Rule 144A of the Securities Act of 1933 (the “Act”) or were acquired in a private placement, and, unless registered under the Act, may only be sold to “qualified institutional buyers” (as defined in the Act) or pursuant to another exemption from registration. The value of these securities total $22,313, which represents 0.00% of total net assets.
(e)	As of September 30, 2019, the Valuation Committee has fair valued these securities. The value of these securities total $1,402,710, which represents 2.73% of total net assets.
(f)	Value determined using significant unobservable inputs. Classified as level 3 in the fair value hierarchy.
(g)	Non-income producing.
(h)	Zero coupon bond. The yield to maturity is listed.
(i)	Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope.
(j)	Step-up bond; the interest rate shown is the rate in effect as of September 30, 2019.
(k)	Seven-day yield as of September 30, 2019.
(l)	Represents an inflation protected security.
(m)	Variable rate security. The coupon rate will be 0.00% until 2021. The effective yield is listed.
(n)	Represents an interest-only security that entitles holders to receive only interest payments on the underlying mortgages. The yield-to-maturity of an interest-only security is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the underlying mortgages. Interest rate disclosed represents yield upon the estimated timing and amount of future cash flows at September 30, 2019. These securities are liquid according to the Fund’s liquidity guidelines and the value of these securities total $515,604 which represents 1.00% of total net assets.

Glossary of terms

ARLLMONP	-	Argentina Blended Policy Rate
LIBOR	-	London Interbank Offered Rate
PIK	-	Payment In Kind

See notes to financial statements.

GuideMark® Opportunistic Fixed Income Fund

SCHEDULE OF OPEN FORWARD CURRENCY CONTRACTS (Unaudited)

September 30, 2019

Forward Expiration Date	Counterparty	Currency to be received	Amount of Currency to be received	Currency to be delivered	Amount of Currency to be delivered	Unrealized Appreciation (Depreciation)
11/15/2019	Citibank	Australian Dollar	217,744	U.S. Dollar	147,961	$(762)
10/11/2019	JP Morgan Chase	Australian Dollar	245,500	U.S. Dollar	166,363	(594)
10/23/2019	JP Morgan Chase	Australian Dollar	744,500	U.S. Dollar	504,680	(1,735)
1/15/2020	JP Morgan Chase	Australian Dollar	415,000	U.S. Dollar	283,045	(2,025)
11/13/2019	JP Morgan Chase	Australian Dollar	245,500	U.S. Dollar	166,507	(553)
11/13/2019	Citibank	Australian Dollar	217,744	U.S. Dollar	147,955	(763)
11/15/2019	JP Morgan Chase	Australian Dollar	339,000	U.S. Dollar	229,934	(763)
10/15/2019	JP Morgan Chase	Australian Dollar	415,000	U.S. Dollar	281,257	(992)
10/15/2019	Citibank	Australian Dollar	218,512	U.S. Dollar	148,367	(798)
11/22/2019	JP Morgan Chase	Australian Dollar	744,500	U.S. Dollar	505,322	(1,931)
11/21/2019	Citibank	Australian Dollar	370,000	U.S. Dollar	251,456	(1,288)
12/18/2019	Citibank	Brazilian Real	3,300,000	Euro	724,558	(4,318)
11/20/2019	JP Morgan Chase	Euro	60,167	U.S. Dollar	67,237	(1,405)
10/30/2019	Deutsche Bank	Euro	333,733	U.S. Dollar	368,520	(3,864)
11/21/2019	JP Morgan Chase	Euro	74,333	U.S. Dollar	83,074	(1,736)
10/10/2019	Citibank	Euro	1,543,400	U.S. Dollar	1,689,298	(5,746)
10/29/2019	JP Morgan Chase	Euro	263,000	U.S. Dollar	293,451	(6,106)
10/25/2019	Deutsche Bank	Euro	22,685	U.S. Dollar	25,040	(264)
10/24/2019	Deutsche Bank	Euro	78,923	U.S. Dollar	87,109	(917)
10/8/2019	Deutsche Bank	Euro	183,683	U.S. Dollar	202,491	(2,162)
11/22/2019	JP Morgan Chase	Euro	74,333	U.S. Dollar	83,080	(1,736)
10/3/2019	HSBC	Indian Rupee	805,000	U.S. Dollar	11,368	(13)
12/12/2019	HSBC	Japanese Yen	50,269,080	Australian Dollar	670,000	14,132
1/14/2020	JP Morgan Chase	Japanese Yen	32,273,555	Australian Dollar	440,000	2,993
11/21/2019	JP Morgan Chase	Japanese Yen	47,505,743	Australian Dollar	660,875	(5,942)
12/12/2019	JP Morgan Chase	Japanese Yen	22,486,230	Australian Dollar	300,000	6,120
8/24/2020	Citibank	Japanese Yen	36,292,621	Australian Dollar	511,317	(4,858)
8/21/2020	JP Morgan Chase	Japanese Yen	46,968,319	Australian Dollar	660,875	(5,762)
6/12/2020	JP Morgan Chase	Japanese Yen	34,861,063	Australian Dollar	470,000	8,744
2/21/2020	JP Morgan Chase	Japanese Yen	47,293,206	Australian Dollar	660,875	(5,884)
5/21/2020	JP Morgan Chase	Japanese Yen	47,133,275	Australian Dollar	660,875	(5,832)
3/13/2020	HSBC	Japanese Yen	12,639,585	Australian Dollar	170,000	3,014
3/12/2020	JP Morgan Chase	Japanese Yen	29,103,968	Australian Dollar	390,000	7,908
3/6/2020	Citibank	Japanese Yen	36,202,663	Australian Dollar	505,500	(4,056)
2/25/2020	Citibank	Japanese Yen	36,652,317	Australian Dollar	512,683	(4,850)
6/12/2020	HSBC	Japanese Yen	12,604,395	Australian Dollar	170,000	3,116
2/25/2020	HSBC	Japanese Yen	12,555,518	Euro	106,399	95
3/25/2020	HSBC	Japanese Yen	12,578,869	Euro	106,402	289
3/31/2020	Citibank	Japanese Yen	36,374,784	Euro	308,680	(273)
5/22/2020	HSBC	Japanese Yen	12,563,464	Euro	106,399	116
8/24/2020	HSBC	Japanese Yen	12,572,925	Euro	106,399	154
9/30/2020	Citibank	Japanese Yen	36,380,958	Euro	308,680	(505)
10/31/2019	Citibank	Japanese Yen	36,358,578	Euro	308,680	(274)
11/22/2019	HSBC	Japanese Yen	12,553,571	Euro	106,399	81
6/30/2020	Citibank	Japanese Yen	36,368,610	Euro	308,680	(476)
12/30/2019	Citibank	Japanese Yen	36,372,778	Euro	308,680	(93)
2/27/2020	Citibank	Japanese Yen	25,952,300	U.S. Dollar	246,851	(4,210)
2/27/2020	JP Morgan Chase	Japanese Yen	25,650,300	U.S. Dollar	243,970	(4,153)
8/31/2020	Citibank	Japanese Yen	31,227,000	U.S. Dollar	302,149	(6,943)
12/24/2019	JP Morgan Chase	Japanese Yen	10,590,000	U.S. Dollar	98,671	(74)
2/26/2020	Citibank	Japanese Yen	38,060,400	U.S. Dollar	362,377	(6,553)
3/23/2020	JP Morgan Chase	Japanese Yen	22,016,160	U.S. Dollar	205,577	(687)
12/19/2019	HSBC	Japanese Yen	44,820,000	U.S. Dollar	418,282	(1,216)
1/24/2020	BNP Parabis	Japanese Yen	37,740,000	U.S. Dollar	351,759	362
2/28/2020	Citibank	Japanese Yen	49,839,000	U.S. Dollar	477,392	(11,395)
12/6/2019	JP Morgan Chase	Japanese Yen	12,442,000	U.S. Dollar	116,631	(1,017)
12/6/2019	HSBC	Japanese Yen	36,734,520	U.S. Dollar	344,411	(3,065)
3/6/2020	JP Morgan Chase	Japanese Yen	13,672,920	U.S. Dollar	129,018	(1,121)
3/6/2020	HSBC	Japanese Yen	14,396,340	U.S. Dollar	135,697	(1,033)

See notes to financial statements.

GuideMark® Opportunistic Fixed Income Fund

SCHEDULE OF OPEN FORWARD CURRENCY CONTRACTS (Continued) (Unaudited)

September 30, 2019

Forward Expiration Date	Counterparty	Currency to be received	Amount of Currency to be received	Currency to be delivered	Amount of Currency to be delivered	Unrealized Appreciation (Depreciation)
10/21/2019	JP Morgan Chase	Japanese Yen	27,177,810	U.S. Dollar	253,158	$(1,419)
12/5/2019	JP Morgan Chase	Japanese Yen	11,960,130	U.S. Dollar	112,086	(962)
3/23/2020	JP Morgan Chase	Japanese Yen	43,985,160	U.S. Dollar	413,633	(1,768)
3/24/2020	Citibank	Japanese Yen	19,980,000	U.S. Dollar	187,374	(275)
11/27/2019	JP Morgan Chase	Japanese Yen	25,649,800	U.S. Dollar	242,329	(4,193)
3/24/2020	JP Morgan Chase	Japanese Yen	11,415,950	U.S. Dollar	108,375	(1,473)
6/8/2020	JP Morgan Chase	Japanese Yen	13,672,910	U.S. Dollar	129,777	(1,162)
11/26/2019	Citibank	Japanese Yen	36,076,300	U.S. Dollar	341,148	(6,231)
10/28/2019	Citibank	Japanese Yen	17,038,700	U.S. Dollar	158,700	(792)
6/8/2020	HSBC	Japanese Yen	14,396,350	U.S. Dollar	136,485	(1,065)
6/22/2020	JP Morgan Chase	Japanese Yen	22,016,160	U.S. Dollar	208,187	(919)
6/24/2020	BNP Parabis	Japanese Yen	55,637,050	U.S. Dollar	531,399	(7,551)
3/23/2020	HSBC	Japanese Yen	64,975,080	U.S. Dollar	611,510	(3,100)
10/21/2019	HSBC	Japanese Yen	43,137,630	U.S. Dollar	402,130	(2,560)
11/18/2019	Deutsche Bank	Norwegian Krone	476,000	U.S. Dollar	53,329	(968)
3/23/2020	Deutsche Bank	Norwegian Krone	1,164,500	U.S. Dollar	130,141	(1,960)
12/19/2019	Deutsche Bank	Norwegian Krone	1,923,000	U.S. Dollar	213,783	(2,130)
11/19/2019	Deutsche Bank	Norwegian Krone	1,923,000	U.S. Dollar	213,718	(2,178)
11/14/2019	Deutsche Bank	Norwegian Krone	1,152,000	U.S. Dollar	129,409	(2,689)
2/26/2020	Deutsche Bank	Norwegian Krone	1,425,500	U.S. Dollar	159,076	(2,252)
10/3/2019	Deutsche Bank	Norwegian Krone	582,000	U.S. Dollar	64,246	(269)
3/24/2020	Deutsche Bank	Norwegian Krone	876,000	U.S. Dollar	97,419	(963)
12/23/2019	Deutsche Bank	Norwegian Krone	1,164,500	U.S. Dollar	130,247	(2,025)
11/26/2019	Deutsche Bank	Norwegian Krone	1,425,500	U.S. Dollar	159,190	(2,239)
10/15/2019	Deutsche Bank	Swedish Krona	1,106,300	Euro	103,760	(730)
11/13/2019	Deutsche Bank	Swedish Krona	1,106,300	Euro	103,732	(731)
3/13/2020	Deutsche Bank	Swedish Krona	1,106,400	Euro	103,708	(721)
2/13/2020	Deutsche Bank	Swedish Krona	1,106,300	Euro	103,627	(723)
6/15/2020	Deutsche Bank	Swedish Krona	1,106,300	Euro	103,456	(725)
12/13/2019	Deutsche Bank	Swedish Krona	1,106,400	Euro	103,597	(723)
11/19/2019	Deutsche Bank	Swedish Krona	157,000	U.S. Dollar	16,373	(371)
11/26/2019	Deutsche Bank	Swedish Krona	3,161,000	U.S. Dollar	329,081	(6,776)
10/3/2019	Deutsche Bank	Swedish Krona	791,000	U.S. Dollar	81,379	(1,010)
11/22/2019	JP Morgan Chase	U.S. Dollar	517,063	Australian Dollar	744,500	13,671
11/21/2019	Citibank	U.S. Dollar	255,874	Australian Dollar	370,000	5,706
11/15/2019	JP Morgan Chase	U.S. Dollar	237,486	Australian Dollar	339,000	8,316
11/15/2019	Citibank	U.S. Dollar	152,530	Australian Dollar	217,744	5,330
11/13/2019	Citibank	U.S. Dollar	152,377	Australian Dollar	217,744	5,186
11/13/2019	JP Morgan Chase	U.S. Dollar	172,040	Australian Dollar	245,500	6,086
10/23/2019	JP Morgan Chase	U.S. Dollar	537,577	Australian Dollar	744,500	34,633
10/15/2019	Citibank	U.S. Dollar	156,599	Australian Dollar	218,512	9,029
10/11/2019	JP Morgan Chase	U.S. Dollar	176,193	Australian Dollar	245,500	10,423
1/15/2020	JP Morgan Chase	U.S. Dollar	290,755	Australian Dollar	415,000	9,735
10/15/2019	JP Morgan Chase	U.S. Dollar	297,457	Australian Dollar	415,000	17,192
11/4/2019	Citibank	U.S. Dollar	75,627	Euro	66,791	2,624
10/15/2019	Citibank	U.S. Dollar	72,715	Euro	63,594	3,316
10/11/2019	Barclays	U.S. Dollar	216,421	Euro	189,000	10,241
10/10/2019	Citibank	U.S. Dollar	2,455,752	Euro	2,146,074	114,799
10/8/2019	Deutsche Bank	U.S. Dollar	209,169	Euro	183,683	8,840
10/8/2019	Bank of America	U.S. Dollar	353,148	Euro	310,152	14,890
3/23/2020	Goldman Sachs	U.S. Dollar	127,011	Euro	113,324	1,873
11/21/2019	JP Morgan Chase	U.S. Dollar	84,211	Euro	74,333	2,873
1/23/2020	Deutsche Bank	U.S. Dollar	50,108	Euro	44,000	1,717
11/21/2019	Bank of America	U.S. Dollar	361,851	Euro	319,000	12,790
11/22/2019	JP Morgan Chase	U.S. Dollar	82,886	Euro	74,333	1,543
11/29/2019	Morgan Stanley	U.S. Dollar	100,095	Euro	88,500	3,205
11/29/2019	Goldman Sachs	U.S. Dollar	77,139	Euro	68,188	2,486
11/29/2019	Deutsche Bank	U.S. Dollar	377,525	Euro	333,864	12,007
12/9/2019	Deutsche Bank	U.S. Dollar	210,008	Euro	183,683	8,718

See notes to financial statements.

GuideMark® Opportunistic Fixed Income Fund

SCHEDULE OF OPEN FORWARD CURRENCY CONTRACTS (Continued) (Unaudited)

September 30, 2019

Forward Expiration Date	Counterparty	Currency to be received	Amount of Currency to be received	Currency to be delivered	Amount of Currency to be delivered	Unrealized Appreciation (Depreciation)
10/22/2019	Citibank	U.S. Dollar	629,321	Euro	556,823	$21,317
12/9/2019	Bank of America	U.S. Dollar	355,141	Euro	310,349	15,042
12/18/2019	Deutsche Bank	U.S. Dollar	13,675	Euro	12,000	514
11/20/2019	JP Morgan Chase	U.S. Dollar	68,321	Euro	60,167	2,489
10/31/2019	HSBC	U.S. Dollar	38,638	Euro	34,118	1,356
11/6/2019	BNP Parabis	U.S. Dollar	2,098,411	Euro	1,845,000	81,532
10/23/2019	Goldman Sachs	U.S. Dollar	130,054	Euro	113,352	6,273
3/6/2020	Citibank	U.S. Dollar	213,017	Euro	190,790	2,578
10/24/2019	UBS	U.S. Dollar	233,698	Euro	203,500	11,456
10/24/2019	Deutsche Bank	U.S. Dollar	90,099	Euro	78,923	3,907
11/21/2019	Goldman Sachs	U.S. Dollar	128,527	Euro	113,324	4,523
12/4/2019	Bank of America	U.S. Dollar	211,263	Euro	186,500	6,983
11/21/2019	Citibank	U.S. Dollar	1,837,242	Euro	1,620,000	64,580
10/25/2019	Deutsche Bank	U.S. Dollar	50,088	Euro	44,000	2,031
10/29/2019	Goldman Sachs	U.S. Dollar	25,814	Euro	22,812	890
10/30/2019	Deutsche Bank	U.S. Dollar	377,786	Euro	333,733	13,130
10/29/2019	JP Morgan Chase	U.S. Dollar	297,527	Euro	263,000	10,182
11/20/2019	JP Morgan Chase	U.S. Dollar	78,472	Indian Rupee	5,651,000	(825)
11/18/2019	HSBC	U.S. Dollar	144,518	Indian Rupee	10,432,000	(1,898)
11/13/2019	HSBC	U.S. Dollar	198,332	Indian Rupee	14,268,000	(2,025)
11/7/2019	HSBC	U.S. Dollar	129,087	Indian Rupee	9,363,299	(2,477)
11/6/2019	HSBC	U.S. Dollar	156,154	Indian Rupee	11,356,294	(3,430)
11/6/2019	BNP Parabis	U.S. Dollar	13,153	Indian Rupee	951,400	(216)
11/4/2019	JP Morgan Chase	U.S. Dollar	125,208	Indian Rupee	9,051,000	(2,006)
10/15/2019	JP Morgan Chase	U.S. Dollar	261,977	Indian Rupee	18,920,000	(4,555)
10/7/2019	BNP Parabis	U.S. Dollar	13,523	Indian Rupee	943,600	218
10/3/2019	HSBC	U.S. Dollar	11,535	Indian Rupee	805,000	180
3/16/2020	JP Morgan Chase	U.S. Dollar	34,635	Indian Rupee	2,529,220	(366)
1/16/2020	Citibank	U.S. Dollar	204,056	Indian Rupee	14,943,000	(4,276)
1/13/2020	BNP Parabis	U.S. Dollar	183,159	Indian Rupee	13,361,000	(3,187)
12/5/2019	HSBC	U.S. Dollar	10,948	Indian Rupee	802,000	(288)
12/16/2019	HSBC	U.S. Dollar	55,371	Indian Rupee	4,017,472	(846)
11/19/2019	Citibank	U.S. Dollar	331,567	Indian Rupee	23,780,000	(2,158)
12/16/2019	JP Morgan Chase	U.S. Dollar	127,766	Indian Rupee	9,223,780	(1,304)
2/3/2020	HSBC	U.S. Dollar	11,181	Indian Rupee	805,000	(18)
2/27/2020	Citibank	U.S. Dollar	243,602	Japanese Yen	25,952,300	961
11/26/2019	Citibank	U.S. Dollar	336,309	Japanese Yen	36,076,300	1,392
12/6/2019	HSBC	U.S. Dollar	153,983	Japanese Yen	16,268,000	2,817
10/28/2019	Citibank	U.S. Dollar	158,542	Japanese Yen	17,038,700	633
2/27/2020	Citibank	U.S. Dollar	472,849	Japanese Yen	49,839,000	6,852
12/6/2019	JP Morgan Chase	U.S. Dollar	117,516	Japanese Yen	12,442,000	1,902
3/6/2020	JP Morgan Chase	U.S. Dollar	129,966	Japanese Yen	13,672,920	2,069
12/20/2019	JP Morgan Chase	U.S. Dollar	208,113	Japanese Yen	22,016,160	3,223
8/31/2020	Citibank	U.S. Dollar	296,363	Japanese Yen	31,227,000	1,156
2/26/2020	Citibank	U.S. Dollar	357,233	Japanese Yen	38,060,400	1,410
6/22/2020	JP Morgan Chase	U.S. Dollar	210,529	Japanese Yen	22,016,160	3,262
6/8/2020	JP Morgan Chase	U.S. Dollar	130,652	Japanese Yen	13,672,910	2,037
12/5/2019	JP Morgan Chase	U.S. Dollar	112,958	Japanese Yen	11,960,130	1,833
10/21/2019	HSBC	U.S. Dollar	407,173	Japanese Yen	43,137,630	7,603
3/24/2020	Citibank	U.S. Dollar	187,829	Japanese Yen	19,980,000	730
3/24/2020	JP Morgan Chase	U.S. Dollar	108,620	Japanese Yen	11,415,950	1,718
3/23/2020	HSBC	U.S. Dollar	599,118	Japanese Yen	62,755,558	11,492
10/21/2019	JP Morgan Chase	U.S. Dollar	255,973	Japanese Yen	27,177,810	4,233
3/23/2020	JP Morgan Chase	U.S. Dollar	418,487	Japanese Yen	43,985,160	6,622
12/9/2019	Goldman Sachs	U.S. Dollar	875,623	South Korea Won	1,037,000,000	6,907
1/29/2020	Citibank	U.S. Dollar	15,826	South Korea Won	18,558,803	249
11/12/2019	JP Morgan Chase	U.S. Dollar	344,193	South Korea Won	400,000,000	9,383
2/26/2020	Citibank	U.S. Dollar	13,083	South Korea Won	15,718,394	(122)
1/20/2020	HSBC	U.S. Dollar	64,818	South Korea Won	75,856,853	1,150

See notes to financial statements.

GuideMark® Opportunistic Fixed Income Fund

SCHEDULE OF OPEN FORWARD CURRENCY CONTRACTS (Continued) (Unaudited)

September 30, 2019

Forward Expiration Date	Counterparty	Currency to be received	Amount of Currency to be received	Currency to be delivered	Amount of Currency to be delivered	Unrealized Appreciation (Depreciation)
2/28/2020	Citibank	U.S. Dollar	15,447	South Korea Won	18,558,803	$(145)
10/3/2019	Deutsche Bank	U.S. Dollar	81,758	Swedish Krona	791,000	1,389
11/19/2019	Deutsche Bank	U.S. Dollar	16,277	Swedish Krona	157,000	275
11/26/2019	Deutsche Bank	U.S. Dollar	327,854	Swedish Krona	3,161,000	5,549

						$495,843

GuideMark® Opportunistic Fixed Income Fund

SCHEDULE OF OPEN SWAP CONTRACTS

INTEREST RATE SWAPS (Unaudited)

September 30, 2019

Pay/Receive Floating Rate	Floating Rate Index		Floating Payment Frequency	Fixed Pay Rate	Fixed Payment Frequency	Maturity Date	Counterparty	Notional Amount	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Receive	3-MO-USD-LIBOR	*	Quarterly	3.002%	Semi-Annual	2/22/2048	HSBC	$274,000	$(81,305)	$0	$(81,305)
Receive	3-MO-USD-LIBOR	*	Quarterly	3.019%	Semi-Annual	2/23/2048	HSBC	274,000	(82,383)	0	(82,383)
Receive	3-MO-USD-LIBOR		Quarterly	2.980%	Semi-Annual	2/20/2048	Citibank	274,000	(79,875)	0	(79,875)
Receive	3-MO-USD-LIBOR	**	Quarterly	2.587%	Semi-Annual	7/27/2047	Citibank	1,100,000	(217,158)	0	(217,158)

									$(460,721)	$0	$(460,721)

*	Centrally cleared swap, clearing agent: Citibank
**	Centrally cleared swap, clearing agent: JP Morgan Chase

See notes to financial statements.

GuidePath® Growth Allocation Fund

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2019

Number of Shares		Value
	INVESTMENT COMPANIES - 98.88%
	Exchange Traded Funds - 70.55%
161,893	iShares Core MSCI EAFE ETF (a)	$9,886,805
743,102	iShares Core MSCI Emerging Markets ETF	36,426,860
520,993	iShares Core S&P Small-Cap ETF (a)	40,554,095
398,690	iShares MSCI Canada ETF (a)	11,522,141
178,694	iShares MSCI Switzerland ETF	6,736,764
1,050,077	Schwab U.S. Large-Cap ETF	74,481,962
469,886	Schwab U.S. Large-Cap Growth ETF	39,475,123
309,474	SPDR S&P 600 Small Cap Growth ETF (a)	18,441,556
186,364	SPDR S&P China ETF (a)	16,821,215
98,496	Vanguard FTSE All World ex-US Small-Cap ETF	10,041,667
2,385,935	Vanguard FTSE Developed Markets ETF (a)	98,014,210
121,147	Vanguard Global ex-U.S. Real Estate ETF	7,098,003
117,120	Vanguard Real Estate ETF (a)	10,921,440
240,075	Vanguard Russell 1000 Growth ETF (a)	39,410,712
69,837	Vanguard Russell 2000 Growth	9,786,957
503,008	Vanguard S&P 500 ETF	137,119,981
33,404	Vanguard Value ETF (a)	3,728,554

		570,468,045

	Mutual Funds - 28.33%
1,248,539	AMCAP Fund - Class F3	39,491,281
1,160,148	American Funds - EuroPacific Growth Fund - Class F3	60,362,479
679,750	American Funds - Fundamental Investors - Class F3	40,125,632
351,554	American Funds - SMALLCAP World Fund, Inc. - Class F3	19,616,689
800,447	American Funds - The Growth Fund of America - Class F3	39,486,068
790,985	American Funds - The Investment Company of America - Class F3	30,017,897

		229,100,046

	Total Investment Companies (Cost $677,107,789)	799,568,091

Number of Shares		Value
	SHORT TERM INVESTMENTS - 1.21%
	Money Market Funds - 1.21%
9,789,857	DWS Government Money Market Series - Institutional Shares Effective Yield, 1.89% (b)	$9,789,857

	Total Short Term Investments (Cost $9,789,857)	9,789,857

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL - 14.27%
115,360,564	Mount Vernon Liquid Assets Portfolio, LLC Effective Yield, 2.13% (b)	115,360,564

	Total Investments Purchased with Proceeds from Securities Lending Collateral (Cost $115,360,564)	115,360,564

	Total Investments (Cost $802,258,210) - 114.36%	924,718,512
	Liabilities in Excess of Other Assets - (14.36)%	(116,101,223)

	TOTAL NET ASSETS - 100.00%	$808,617,289

Percentages are stated as a percent of net assets.

(a)	All or portion of this security is on loan.
(b)	Seven-day yield as of September 30, 2019.

See notes to financial statements.

GuidePath® Conservative Allocation Fund

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2019

Number of Shares		Value
	INVESTMENT COMPANIES - 98.78%
	Exchange Traded Funds - 72.16%
36,746	Invesco DB Gold Fund (a)	$1,651,916
192,751	iShares 1-3 Year Treasury Bond ETF	16,349,140
74,638	iShares 3-7 Year Treasury Bond ETF (a)	9,464,098
118,316	iShares 7-10 Year Treasury Bond ETF (a)	13,307,000
62,184	iShares 20+ Year Treasury Bond ETF (a)	8,897,287
317,123	iShares Core Aggressive Allocation ETF	17,416,395
483,993	iShares Core Growth Allocation ETF (a)	22,292,718
37,234	iShares Core MSCI Emerging Markets ETF	1,825,211
71,421	iShares Core MSCI Europe ETF	3,266,797
137,255	iShares Core S&P Small-Cap ETF (a)	10,683,929
137,472	iShares Edge MSCI Min Vol USA ETF	8,811,955
18,461	iShares iBoxx High Yield Corporate Bond ETF (a)	1,609,245
15,020	iShares J.P. Morgan USD Emerging Markets Bond ETF	1,702,517
57,187	iShares Long-Term Corporate Bond ETF	3,810,370
60,724	iShares MSCI Canada ETF (a)	1,754,924
111,015	iShares MSCI Switzerland ETF (a)	4,185,265
171,794	iShares Broad USD Investment Grade Corporate Bond ETF	10,012,154
120,123	Principal Active Income ETF (a)	4,828,945
117,049	SPDR Bloomberg Barclays High Yield Bond ETF (a)	12,727,908
61,345	SPDR Bloomberg Barclays International Treasury Bond ETF	1,760,601
127,252	SPDR Bloomberg Barclays TIPS ETF (a)	3,629,227
11,160	SPDR S&P 600 Small CapValue ETF (a)	683,662
19,688	SPDR S&P China ETF (a)	1,777,039
409,494	Vanguard FTSE Developed Markets ETF (a)	16,822,014
196,693	Vanguard High Dividend Yield ETF	17,452,570
456,295	Vanguard Mortgage-Backed Securities ETF	24,302,272
27,098	Vanguard Real Estate ETF (a)	2,526,888
74,695	Vanguard S&P 500 ETF	20,361,857
12,061	Vanguard Total Bond Market ETF	1,018,310
40,851	Vanguard Value ETF (a)	4,559,789

		249,492,003

Number of Shares		Value
	Mutual Funds - 26.62%
351,886	American Funds - Capital Income Builder - Class F3	$21,521,375
1,274,897	American Funds - High-Income Trust - Class F3	12,697,977
406,985	American Funds - Mutual Fund - Class F3	17,317,231
947,711	American Funds - The Income Fund of America - Class F3	21,531,990
902,706	American Funds - U.S. Government Securities Fund - Class F3	12,646,909
1,072,558	Vanguard High-Yield Corporate Fund	6,317,369

		92,032,851

	Total Investment Companies (Cost $315,097,709)	341,524,854

	SHORT TERM INVESTMENTS - 1.10%
	Money Market Funds - 1.10%
3,812,653	DWS Government Money Market Series - Institutional Shares Effective Yield, 1.89% (b)	3,812,653

	Total Short Term Investments (Cost $3,812,653)	3,812,653

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL - 23.06%
79,746,430	Mount Vernon Liquid Assets Portfolio, LLC Effective Yield, 2.13% (b)	79,746,430

	Total Investments Purchased with Proceeds from Securities Lending Collateral (Cost $79,746,430)	79,746,430

	Total Investments (Cost $398,656,792) - 122.94%	425,083,937
	Liabilities in Excess of Other Assets - (22.94)%	(79,312,058)

	TOTAL NET ASSETS - 100.00%	$345,771,879

Percentages are stated as a percent of net assets.

(a)	All or portion of this security is on loan.
(b)	Seven-day yield as of September 30, 2019.

See notes to financial statements.

GuidePath® Tactical Allocation Fund

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2019

Number of Shares		Value
	INVESTMENT COMPANIES - 98.65%
	Exchange Traded Funds - 98.65%
167,831	Direxion Daily S&P 500 Bull 3X	$8,779,240
225,951	Goldman Sachs Access Treasury 0-1 Year ETF	22,680,961
244,062	iShares Core S&P 500 ETF	72,857,388
510,770	ProShares UltraPro S&P 500	28,230,258
1,103,789	Schwab U.S. Large-Cap ETF	78,291,754
277,586	SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	25,424,102
124,579	SPDR Portfolio S&P 500 Growth ETF (a)	4,844,877
101,787	SPDR S&P 500 ETF Trust	30,207,328
23,096	Vanguard Information Technology ETF (a)	4,978,343
23,963	Vanguard Mid-Cap Growth ETF (a)	3,549,160
287,125	Vanguard S&P 500 ETF (a)	78,270,275
39,497	Vanguard Value ETF (a)	4,408,655

		362,522,341

	Total Investment Companies (Cost $340,018,797)	362,522,341

	SHORT TERM INVESTMENTS - 1.20%
	Money Market Funds - 1.20%
4,402,238	DWS Government Money Market Series - Institutional Shares Effective Yield 1.89% (b)	4,402,238

	Total Short Term Investments (Cost $4,402,238)	4,402,238

Number of Shares		Value
	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL - 22.44%
82,460,019	Mount Vernon Liquid Assets Portfolio, LLC Effective Yield, 2.13% (b)	$82,460,019

	Total Investments Purchased with Proceeds from Securities Lending Collateral (Cost $82,460,019)	82,460,019

	Total Investments (Cost $426,881,054) - 122.29%	449,384,598
	Liabilities in Excess of Other Assets - (22.29)%	(81,920,847)

	TOTAL NET ASSETS - 100.00%	$367,463,751

Percentages are stated as a percent of net assets.

(a)	All or portion of this security is on loan.
(b)	Seven-day yield as of September 30, 2019.

See notes to financial statements.

GuidePath® Absolute Return Allocation Fund

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2019

Number of Shares		Value
	INVESTMENT COMPANIES - 98.81%
	Exchange Traded Funds - 61.12%
32,335	Invesco DB Agriculture Fund	$512,833
13,245	Invesco DB Base Metals Fund	195,629
35,492	Invesco DB Energy Fund (a)	474,851
143,757	iShares 1-3 Year Treasury Bond ETF	12,193,469
38,717	iShares Core MSCI Emerging Markets ETF	1,897,907
133,353	iShares J.P. Morgan USD Emerging Markets Bond ETF (a)	15,115,562
183,023	ProShares Investment Grade-Interest Rate Hedged ETF (a)(c)	13,644,365
100,782	SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	9,230,623
1,483,605	SPDR Bloomberg Barclays Investment Grade Floating Rate ETF (a)	45,635,690
86,426	SPDR Bloomberg Barclays High Yield Bond ETF (a)	9,397,963
69,260	Vanguard FTSE Developed Markets ETF (a)	2,845,201
944,448	Vanguard Mortgage-Backed Securities ETF	50,301,300
49,241	Vanguard S&P 500 ETF	13,423,097
132,419	Vanguard Total Bond Market ETF	11,180,136

		186,048,626

	Mutual Funds - 37.69%
2,172,116	BlackRock Low Duration Bond Portfolio - Institutional Shares	20,939,202
726,319	DoubleLine Core Fixed Income Fund - Institutional Shares	8,083,933
2,081,259	DoubleLine Low Duration Bond Fund - Institutional Shares	20,875,028
324,025	DoubleLine Multi-Asset Growth Fund - Institutional Shares (d)	3,003,714
3,383,521	DoubleLine Total Return Bond Fund - Institutional Shares	36,372,855
771,420	T. Rowe Price Institutional Floating Rate Fund - Investor Shares	7,590,774
3,034,265	Vanguard High-Yield Corporate Fund - Admiral Shares	17,871,820

		114,737,326

	Total Investment Companies (Cost $292,427,431)	300,785,952

Number of Shares		Value
	SHORT TERM INVESTMENTS - 1.07%
	Money Market Funds - 1.07%
3,244,747	DWS Government Money Market Series - Institutional Shares Effective Yield, 1.89% (b)	$3,244,747

	Total Short Term Investments (Cost $3,244,747)	3,244,747

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL - 6.05%
18,426,869	Mount Vernon Liquid Assets Portfolio, LLC Effective Yield, 2.13% (b)	18,426,869

	Total Investments Purchased with Proceeds from Securities Lending Collateral (Cost $18,426,869)	18,426,869

	Total Investments (Cost $314,099,047) - 105.93%	322,457,568
	Liabilities in Excess of Other Assets - (5.93)%	(18,058,924)

	TOTAL NET ASSETS - 100.00%	$304,398,644

Percentages are stated as a percent of net assets.

(a)	All or portion of this security is on loan.
(b)	Seven-day yield as of September, 30, 2019.
(c)	Affiliated company as defined by the Investment Company Act of 1940. Please refer to Note 9 for further disclosures related to this affiliated security.
(d)	Certain GPS Funds invest in securities of unaffiliated underlying funds in accordance with Section 12(d)(1)(F) of the Investment Company Act of 1940. Such investments are potentially illiquid, because an unaffiliated underlying fund, under the terms of Section 12(d)(1)(F), is not obligated to redeem its shares in an amount exceeding 1% of its total outstanding shares during any period of less than thirty days. Investments made in accordance with Section 12(d)(1)(F) that exceed 1% of the outstanding shares of each underlying fund, and therefore are potentially illiquid, amount to 0.24% of total net assets as of September 30, 2019.

See notes to financial statements.

GuidePath® Multi-Asset Income Allocation Fund

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2019

Number of Shares		Value
	INVESTMENT COMPANIES - 98.90%
	Exchange Traded Funds - 80.64%
105,372	Global X MLP ETF (a)	$883,017
219,454	Global X US Preferred ETF (a)	5,506,101
173,611	iShares 0-5 Year High Yield Corporate Bond ETF (a)	8,071,176
11,428	iShares 7-10 Year Treasury Bond ETF	1,285,307
35,328	iShares 20+ Year Treasury Bond ETF (a)	5,054,731
44,759	iShares Currency Hedged MSCI Eurozone ETF (a)	1,383,948
144,933	iShares Emerging Markets Dividend ETF (a)	5,423,393
16,000	iShares iBoxx $ Investment Grade Corporate Bond ETF	2,039,680
60,398	iShares MBS ETF	6,541,104
81,370	iShares Preferred & Income Securities ETF (a)	3,053,816
123,432	SPDR Portfolio Aggregate Bond ETF	3,658,524
78,385	SPDR Portfolio Long Term Corporate Bond ETF	2,358,605
780,414	SPDR Portfolio S&P 500 High Dividend ETF	29,640,123
27,960	SPDR Portfolio Short Term Corporate Bond ETF (a)	862,566
20,177	SPDR S&P Global Dividend ETF	1,362,351
31,417	SPDR S&P Global Infrastructure ETF	1,677,511
43,687	Vanguard Emerging Markets Government Bond ETF	3,521,172
19,143	Vanguard Global ex-U.S. Real Estate ETF	1,121,588
28,393	Vanguard Intermediate-Term Corporate Bond ETF	2,590,577
236,245	Vanguard International High Dividend Yield ETF (a)	14,056,577
28,257	Vanguard Real Estate ETF (a)	2,634,965
2,894	Vanguard S&P 500 ETF	788,904
150,766	WisdomTree U.S. SmallCap Dividend Fund (a)	4,126,466

		107,642,202

	Mutual Funds - 18.26%
174,232	BlackRock Strategic Income Opportunities Portfolio	1,726,637
271,648	Loomis Sayles Global Allocation Fund - Y Shares	6,497,822
791,003	T. Rowe Price Institutional Floating Rate Fund	7,783,474
1,419,084	Vanguard High-Yield Corporate Fund	8,358,401

		24,366,334

	Total Investment Companies (Cost $125,707,980)	132,008,536

Number of Shares		Value
	SHORT TERM INVESTMENTS - 0.16%
	Money Market Funds - 0.16%
207,229	DWS Government Money Market Series - Institutional Shares Effective Yield, 1.89% (b)	$207,229

	Total Short Term Investments (Cost $207,229)	207,229

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL - 13.49%
18,003,699	Mount Vernon Liquid Assets Portfolio, LLC Effective Yield, 2.13% (b)	18,003,699

	Total Investments Purchased with Proceeds from Securities Lending Collateral (Cost $18,003,699)	18,003,699

	Total Investments (Cost $143,918,908) - 112.55%	150,219,464
	Liabilities in Excess of Other Assets - (12.55)%	(16,752,574)

	TOTAL NET ASSETS - 100.00%	$133,466,890

Percentages are stated as a percent of net assets.

(a)	All or portion of this security is on loan.
(b)	Seven-day yield as of September 30, 2019.

See notes to financial statements.

GuidePath® Flexible Income Allocation Fund

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2019

Number of Shares		Value
	INVESTMENT COMPANIES - 98.94%
	Exchange Traded Funds - 70.46%
247,171	Invesco Fundamental High Yield Corporate Bond ETF	$4,703,664
101,593	iShares 0-5 Year High Yield Corporate Bond ETF	4,723,059
191,607	iShares iBoxx High Yield Corporate Bond ETF (a)	16,702,382
208,009	SPDR Bloomberg Barclays High Yield Bond ETF (a)	22,618,898
174,721	SPDR Bloomberg Barclays Short Term High Yield Bond ETF	4,719,214
259,132	Xtrackers USD High Yield Corporate Bond ETF	12,977,331

		66,444,548

	Mutual Funds - 28.48%
2,943,002	BlackRock High Yield Portfolio - Institutional Shares	22,602,259
721,389	Vanguard High-Yield Corporate Fund - Admiral Shares	4,248,980

		26,851,239

	Total Investment Companies (Cost $93,405,220)	93,295,787

Number of Shares		Value
	SHORT TERM INVESTMENTS - 0.92%
	Money Market Funds - 0.92%
866,063	DWS Government Money Market Series - Institutional Shares Effective Yield, 1.89% (b)	$866,063

	Total Short Term Investments (Cost $866,063)	866,063

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL - 12.54%
11,829,387	Mount Vernon Liquid Assets Portfolio, LLC Effective Yield, 2.13% (b)	11,829,387

	Total Investments Purchased with Proceeds from Securities Lending Collateral (Cost $11,829,387)	11,829,387

	Total Investments (Cost $106,100,670) - 112.40%	105,991,237
	Liabilities in Excess of Other Assets - (12.40)%	(11,689,530)

	TOTAL NET ASSETS - 100.00%	$94,301,707

Percentages are stated as a percent of net assets.

(a)	All or portion of this security is on loan.
(b)	Seven-day yield as of September 30, 2019.

See notes to financial statements.

GuidePath® Managed Futures Strategy Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2019

Principal Amount		Value
	SHORT TERM INVESTMENTS - 91.55%
	Certificates of Deposit - 74.99%
$6,500,000	Banco Del Estado De Chile 2.430%, 12/06/2019	$6,503,860
2,000,000	Bank of Montreal 2.399% (3 Month LIBOR USD + 0.110%), 10/04/2019 (a)	2,000,000
10,000,000	Bank of Nova Scotia 2.000%, 03/10/2020	9,998,339
12,000,000	CIBC 1.800%, 10/01/2019	12,000,000
5,500,000	Commonwealth Bank of Australia 2.402% (1 Month LIBOR USD + 0.320%), 10/04/2019 (a)	5,500,000
7,000,000	Credit Industriel ET Commercial 2.160%, 11/04/2019	7,000,000
7,000,000	DNB Bank ASA 2.050%, 12/03/2019	6,999,569
	DZ Bank AG Deutsche Zentral-Genossenschaftsbank
7,000,000	2.070%, 11/27/2019	7,000,000
3,500,000	2.070%, 12/10/2019	3,499,474
11,000,000	KBC Bank 2.050%, 10/30/2019	11,000,000
7,900,000	Landebank Hessen-Thueringen Girozentrale 2.270%, 10/23/2019	7,900,000
10,000,000	Mizuho Bank, Ltd. 2.160%, 12/19/2019	10,000,677
5,000,000	MUFG Bank, Ltd. 2.000%, 02/18/2020	4,998,520
6,500,000	National Australia Bank Ltd. 2.194% (1 Month LIBOR USD + 0.150%), 05/20/2020 (a)	6,495,410
6,000,000	National Bank of Canada 2.149% (1 Month LIBOR USD + 0.100%), 10/10/2019 (a)	6,000,000
	National Bank of Kuwait
6,000,000	1.760%, 10/01/2019	6,000,000
6,000,000	2.180%, 10/03/2019	6,000,003
6,500,000	Nordea Bank 2.280%, 12/11/2019	6,502,622
6,500,000	Norinchukin Bank 2.540%, 11/15/2019	6,500,037
	Oversea-Chinese Banking Corp., Ltd.
1,000,000	2.080%, 11/22/2019	1,000,000
3,000,000	2.080%, 12/10/2019	2,999,697
6,000,000	2.250%, 12/13/2019	6,001,394
	Royal Bank of Canada
5,000,000	2.219% (1 Month LIBOR USD + 0.180%), 06/12/2020 (a)	4,996,709
1,000,000	2.259% (1 Month LIBOR USD + 0.210%), 07/10/2020 (a)	999,426
12,000,000	SEB 1.760%, 10/01/2019	12,000,000
5,000,000	State Street Bank and Trust Co. 2.142% (1 Month LIBOR USD + 0.100%), 10/07/2019 (a)	5,000,000

Principal Amount		Value
	Certificates of Deposit (Continued)
	Sumitomo Mitsui Trust Bank, Ltd.
$5,700,000	2.181% (1 Month LIBOR USD + 0.140%), 11/18/2019 (a)	$5,700,000
1,300,000	2.020%, 02/14/2020	1,299,527
	Svenska Handelsbanken
5,000,000	2.275%, 10/16/2019	5,000,010
1,500,000	2.121% (1 Month LIBOR USD + 0.080%), 11/18/2019 (a)	1,500,000
8,000,000	Toronto-Dominion Bank 2.356% (1 Month LIBOR USD + 0.310%), 10/20/2020 (a)	7,997,898

		186,393,172

	Commercial Paper - 11.45%
	Bank of America
1,500,000	2.350%, 12/13/2019	1,501,424
5,000,000	2.020%, 01/09/2020	5,001,300
	COFCO Capital Corp.
4,000,000	-%, 10/09/2019	3,998,098
7,000,000	-%, 10/16/2019	6,993,583
11,000,000	Santander UK PLC -%, 12/11/2019	10,955,054

		28,449,459

Number of Shares
	Money Market Funds - 4.06%
10,104,809	DWS Government Money Market Series - Institutional Shares Effective Yield, 1.890% (b)(c)	10,104,809

		10,104,809

Principal Amount
	U.S. Treasury Bills - 1.05%
$1,600,000	1.652%, 10/03/2019 (c)(d)(e)	2,599,716

		2,599,716

	Total Short Term Investments (cost $227,551,539)	227,547,156

	Total Investments (Cost $227,551,539) - 91.55%	227,547,156
	Other Assets in Excess of Liabilities - 8.45%	21,002,676

	TOTAL NET ASSETS - 100.00%	$248,549,832

Percentages are stated as a percent of net assets.

(a)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of September 30, 2019.
(b)	Seven-day yield as of September 30, 2019.
(c)	All or a portion of this security is held by GuidePath® Managed Futures Strategy Cayman Fund Ltd.
(d)	Zero coupon bond. The effective yield is listed.
(e)	All or a portion of this security is held as collateral for certain futures contracts.

See notes to financial statements.

GuidePath® Managed Futures Strategy Fund

CONSOLIDATED SCHEDULE OF OPEN FUTURES CONTRACTS (Unaudited)

September 30, 2019

Description	Number of Contracts Purchased / (Sold)	Notional Value	Settlement Month	Value/Unrealized Appreciation (Depreciation)
Amsterdam IDX Futures	55	6,955,704	Oct-19	$65,306
Australian 10-Year Treasury Bond Futures	367	36,499,423	Dec-19	331,698
Australian 3-Year Treasury Bond Futures	977	76,289,633	Dec-19	216,284
Australian Dollar Futures	(372)	(25,176,960)	Dec-19	320,070
Brazilian Real Futures	(31)	(745,395)	Nov-19	(4,719)
Brent Crude Futures (a)	(9)	(533,250)	Dec-19	15,221
British Pound Futures	(280)	(21,581,000)	Dec-19	153,998
CAC40 Index Futures	69	4,268,739	Oct-19	50,061
Canadian 10-Year Bond Futures	333	35,842,397	Dec-19	(161,573)
Canadian Dollar Futures	(281)	(21,252,030)	Dec-19	37,412
Cocoa Futures (a)	12	293,040	Dec-19	(2,514)
Coffee ‘C’ Futures (a)	(39)	(1,479,319)	Dec-19	(30,813)
Copper Futures (a)	(54)	(3,480,975)	Dec-19	34,844
Corn Futures (a)	(297)	(5,761,800)	Dec-19	(442,844)
Cotton No. 2 Futures (a)	(53)	(1,611,995)	Dec-19	65,073
DAX® Index Futures	12	4,058,225	Dec-19	23,783
DJIA E-Mini CBOT Futures	74	9,953,370	Dec-19	(86,807)
E-mini Nasdaq 100 Futures	45	6,993,450	Dec-19	(131,100)
E-mini Russell 2000 Futures	30	2,287,500	Dec-19	(71,579)
E-mini S&P 500 Futures	62	9,233,350	Dec-19	(80,131)
E-mini S&P Mid Cap 400 Futures	22	4,263,600	Dec-19	(45,153)
Euribor 3 Month Futures	(312)	(85,445,737)	Mar-20	(13,988)
Euro Fx Futures	(490)	(67,145,313)	Dec-19	984,157
Euro Stoxx 50® Index Futures	184	7,129,606	Dec-19	52,003
Euro-Bobl Futures	371	54,853,183	Dec-19	(409,968)
Euro-BTP Futures	134	21,300,489	Dec-19	165,782
Euro-BTP Futures - Short	432	53,061,223	Dec-19	84,035
Euro-Bund Futures	229	43,492,703	Dec-19	(360,064)
Euro-Buxl® 30 Year Futures	70	16,594,548	Dec-19	50,824
Eurodollar 90 Day Futures	1,088	267,457,600	Mar-20	190,106
Euro-OATS Futures	218	40,467,350	Dec-19	(127,733)
Euro-Schatz Futures	450	55,095,534	Dec-19	(149,959)
FTSE 100 Index Futures	33	2,995,850	Dec-19	41,741
FTSE China A50 Index Futures	386	5,245,740	Oct-19	(85,441)
FTSE MIB Index Futures	26	3,126,620	Dec-19	46,052
Gold 100 Oz. Futures (a)	97	14,287,130	Dec-19	(301,830)
Hang Seng Index Futures	3	498,399	Oct-19	(5,651)
HSCEI Index Futures	7	455,937	Oct-19	(6,496)
IBEX 35® Index Futures	21	2,113,230	Oct-19	30,546
Indian Rupee Futures	(18)	(506,304)	Oct-19	(5,827)
Japanese Yen Futures	(52)	(6,043,700)	Dec-19	5,568
Lean Hogs Futures (a)	(37)	(1,074,480)	Dec-19	(112,901)
Live Cattle Futures (a)	(102)	(4,500,240)	Dec-19	(261,990)
LME Aluminium Futures (a)(b)	36	1,555,200	Dec-19	(63,595)
LME Aluminium Futures (a)(b)	(164)	(7,084,800)	Dec-19	190,742
LME Copper Futures (a)(b)	(10)	(1,430,938)	Dec-19	3,593
LME Copper Futures (a)(b)	2	286,188	Dec-19	(5,529)
LME Nickel Futures (a)(b)	43	4,402,770	Dec-19	37,797
LME Nickel Futures (a)(b)	(5)	(511,950)	Dec-19	14,126
LME Zinc Futures (a)(b)	(17)	(1,016,388)	Dec-19	(62,439)
LME Zinc Futures (a)(b)	6	358,725	Dec-19	8,588
Long Gilt Futures	258	42,583,910	Dec-19	437,042
Low Sulphur Gas Oil Futures (a)	(19)	(1,114,350)	Nov-19	(38,935)
Mexican Peso Futures	74	1,852,220	Dec-19	(15,843)
MSCI EAFE Index Futures	51	4,840,920	Dec-19	(30,793)
MSCI Emerging Markets Index Futures	31	1,552,945	Dec-19	(33,731)
MSCI Singapore Index Futures	40	1,039,685	Oct-19	(9,518)
MSCI Taiwan Index Futures	265	10,788,150	Oct-19	90,173

See notes to financial statements.

GuidePath® Managed Futures Strategy Fund

CONSOLIDATED SCHEDULE OF OPEN FUTURES CONTRACTS (Continued) (Unaudited)

September 30, 2019

Description	Number of Contracts Purchased / (Sold)	Notional Value	Settlement Month	Value/Unrealized Appreciation (Depreciation)
Natural Gas Futures (a)	(24)	(559,200)	Nov-19	$2,944
New Zealand Dollar Futures	(709)	(44,482,660)	Dec-19	759,012
Nikkei 225 Futures	49	9,861,179	Dec-19	(37,179)
NY Harbor ULSD Futures (a)	(21)	(1,673,330)	Nov-19	(63,451)
OMXS30 Futures	308	5,155,470	Oct-19	(12,190)
Platinum Futures (a)	54	2,400,840	Jan-20	(211,492)
S&P/TSX 60 Index Futures	80	12,029,739	Dec-19	(68,026)
Silver Futures (a)	93	7,904,070	Dec-19	(514,468)
South African Rand Futures	(74)	(2,418,875)	Dec-19	50,909
Soybean Futures (a)	(67)	(3,035,100)	Nov-19	(114,500)
Soybean Meal Futures (a)	(109)	(3,280,900)	Dec-19	(13,512)
Soybean Oil Futures (a)	(59)	(1,029,432)	Dec-19	(34,528)
SPI 200TM Index Futures	84	9,471,041	Dec-19	8,524
Sterling 90 Day Futures	793	120,988,783	Dec-19	11,773
Sugar No. 11 Futures (a)	(363)	(5,142,984)	Mar-20	(314,350)
Swiss Franc Futures	(104)	(13,106,600)	Dec-19	93,743
TOPIX Index Futures	66	9,693,225	Dec-19	(43,447)
U.S. Treasury 10-Year Note Futures	387	50,430,938	Dec-19	(97,218)
U.S. Treasury 2-Year Note Futures	805	173,477,500	Dec-19	(185,409)
U.S. Treasury 5-Year Note Futures	635	75,659,258	Dec-19	(68,256)
U.S. Treasury Long Bond Futures	155	25,158,438	Dec-19	(164,376)
U.S. Treasury Ultra Bond Futures	79	15,160,594	Dec-19	(3,278)
Wheat Futures (a)	(113)	(2,800,988)	Dec-19	(88,401)
WTI Crude Futures (a)	(29)	(1,568,030)	Nov-19	36,982

				$(483,033)

(a)	All or a portion of this security is held by GuidePath® Managed Futures Strategy Cayman Fund Ltd.
(b)	London Metal Exchange (“LME”) futures contracts settle on their respective maturity date, and do not have daily cash movements like other futures contracts. The unrealized appreciation on these contracts is a receivable for unsettled open futures contracts and the unrealized depreciation is a payable for unsettled open futures contracts on the Fund’s consolidated statement of assets and liabilities.

GuidePath® Managed Futures Strategy Fund

CONSOLIDATED SCHEDULE OF OPEN FORWARD CURRENCY CONTRACTS (Unaudited)

September 30, 2019

Forward Expiration Date	Counterparty	Currency to be received	Amount of Currency to be received	Currency to be delivered	Amount of Currency to be delivered	Unrealized Appreciation (Depreciation)
12/18/2019	UBS AG	Turkish Lira	14,700,000	U.S. Dollar	2,459,313	$77,181
12/18/2019	JP Morgan Chase	U.S. Dollar	984,106	Chinese Yuan Renminbi	7,000,000	5,753
12/18/2019	UBS AG	U.S. Dollar	6,320,868	Chinese Yuan Renminbi	45,000,000	31,457
12/18/2019	BNP Paribas	U.S. Dollar	1,104,874	Norwegian Krone	10,000,000	4,259
12/18/2019	JP Morgan Chase	U.S. Dollar	11,289,820	Norwegian Krone	102,000,000	63,553
12/18/2019	UBS AG	U.S. Dollar	13,182,784	Norwegian Krone	118,000,000	195,534
12/18/2019	UBS AG	U.S. Dollar	10,077,464	Polish Zloty	39,500,000	215,690
12/18/2019	JP Morgan Chase	U.S. Dollar	3,306,740	Polish Zloty	13,000,000	61,093
12/18/2019	BNP Paribas	U.S. Dollar	2,037,957	Polish Zloty	8,000,000	40,636
12/18/2019	BNP Paribas	U.S. Dollar	1,636,525	Singapore Dollar	2,250,000	7,094
12/18/2019	UBS AG	U.S. Dollar	27,482,294	Singapore Dollar	37,875,000	53,541
12/18/2019	Citibank	U.S. Dollar	5,638,703	Singapore Dollar	7,750,000	26,219
12/18/2019	UBS AG	U.S. Dollar	12,012,517	Swedish Krona	116,000,000	162,770
12/18/2019	JP Morgan Chase	U.S. Dollar	5,392,397	Swedish Krona	52,000,000	80,442

						$1,025,222

See notes to financial statements.

GuidePath® Conservative Income Fund

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2019

Number of Shares		Value
	INVESTMENT COMPANIES - 51.25%
	Exchange Traded Funds - 51.25%
16,874	Invesco Senior Loan ETF (a)	$381,184
8,291	iShares 0-5 Year High Yield Corporate Bond ETF	385,449
25,442	iShares 0-5 Year Investment Grade Corporate Bond ETF (c)	1,301,105
10,125	Schwab Short-Term U.S. Treasury ETF (a)	512,223

	Total Investment Companies (Cost $2,570,096)	2,579,961

	SHORT TERM INVESTMENTS - 48.63%
	Money Market Funds - 41.93%
2,110,934	DWS Government Money Market Series - Institutional Shares Effective Yield, 1.89% (b)(c)	2,110,934

Principal Amount
	U.S. Treasury Notes - 6.70%
$51,000	1.375%, 12/15/2019	50,947
102,000	1.625%, 03/15/2020	101,888
85,000	1.500%, 06/15/2020	84,787
100,000	1.375%, 09/15/2020	99,627

		337,249

	Total Short Term Investments (Cost $2,448,284)	2,448,183

Number of Shares		Value
	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL - 7.76%
390,793	Mount Vernon Liquid Assets Portfolio, LLC Effective Yield, 2.13% (b)	$390,793

	Total Investments Purchased with Proceeds from Securities Lending Collateral (Cost $390,793)	390,793

	Total Investments (Cost $5,409,173) - 107.64%	5,418,937
	Liabilities in Excess of Other Assets - (7.64)%	(384,398)

	TOTAL NET ASSETS - 100.00%	$5,034,539

Percentages are stated as a percent of net assets.

(a)	All or portion of this security is on loan.
(b)	Seven-day yield as of September 30, 2019.
(c)	Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

See notes to financial statements.

GuidePath® Income Fund

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2019

Number of Shares		Value
	INVESTMENT COMPANIES - 97.98%
	Exchange Traded Funds - 97.98%
77,229	iShares Core U.S. Aggregate Bond ETF (c)	$8,740,005
109,063	iShares Intermediate-Term Corporate Bond ETF (a)(c)	6,316,929
28,165	iShares J.P. Morgan USD Emerging Markets Bond ETF (a)	3,192,503
86,267	iShares Preferred & Income Securities ETF (a)	3,237,601

	Total Investment Companies (Cost $21,014,673)	21,487,038

	SHORT TERM INVESTMENTS - 2.44%
	Money Market Funds - 2.44%
536,129	DWS Government Money Market Series - Institutional Shares Effective Yield, 1.89% (b)	536,129

	Total Short Term Investments (Cost $536,129)	536,129

Number of Shares		Value
	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL - 33.30%
7,302,268	Mount Vernon Liquid Assets Portfolio, LLC Effective Yield, 2.13% (b)	$7,302,268

	Total Investments Purchased with Proceeds from Securities Lending Collateral (Cost $7,302,268)	7,302,268

	Total Investments (Cost $28,853,070) - 133.72%	29,325,435
	Liabilities in Excess of Other Assets - (33.72)%	(7,394,742)

	TOTAL NET ASSETS - 100.00%	$21,930,693

Percentages are stated as a percent of net assets.

(a)	All or portion of this security is on loan.
(b)	Seven-day yield as of September 30, 2019.
(c)	Fair value of these securities exceeds 25% of the Fund’s net assets. Additional information for these securities, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

See notes to financial statements.

GuidePath® Growth and Income Fund

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2019

Number of Shares		Value
	COMMON STOCKS - 34.47%
	Aerospace & Defense - 1.20%
662	Boeing Co.	$251,871
128	Lockheed Martin Corp.	49,928

		301,799

	Air Freight & Logistics - 0.51%
1,065	United Parcel Service, Inc. - Class B	127,608

	Banks - 1.26%
1,253	BB&T Corp.	66,872
1,323	Citizens Financial Group, Inc.	46,795
2,626	Regions Financial Corp.	41,543
597	SunTrust Banks, Inc.	41,074
2,170	U.S. Bancorp (a)	120,087

		316,371

	Beverages - 2.20%
5,096	Coca-Cola Co.	277,427
2,008	PepsiCo, Inc.	275,297

		552,724

	Biotechnology - 1.84%
2,268	AbbVie, Inc.	171,733
903	Amgen, Inc.	174,739
1,828	Gilead Sciences, Inc.	115,859

		462,331

	Capital Markets - 0.59%
77	BlackRock, Inc.	34,314
319	CME Group, Inc.	67,418
400	T. Rowe Price Group, Inc.	45,700

		147,432

	Chemicals - 0.78%
183	Air Products & Chemicals, Inc.	40,600
1,223	DuPont de Nemours, Inc.	87,213
756	LyondellBasell Industries NV - Class A	67,639

		195,452

	Communications Equipment - 1.06%
5,394	Cisco Systems, Inc.	266,518

	Consumer Finance - 0.16%
1,185	Synchrony Financial	40,397

	Containers & Packaging - 0.16%
933	International Paper Co.	39,018

	Diversified Telecommunication Services - 2.33%
9,263	AT&T, Inc.	350,511
3,882	Verizon Communications, Inc.	234,318

		584,829

	Electric Utilities - 1.65%
631	American Electric Power Co., Inc.	59,118
1,091	Duke Energy Corp.	104,583
404	Eversource Energy	34,530
520	NextEra Energy, Inc.	121,156
1,821	PPL Corp.	57,343
585	Xcel Energy, Inc.	37,961

		414,691

	Electrical Equipment - 0.57%
878	Eaton Corp. PLC	73,006
1,049	Emerson Electric Co.	70,136

		143,142

Number of Shares		Value
	Electronic Equipment, Instruments & Components - 0.14%
1,247	Corning, Inc.	$35,564

	Food & Staples Retailing - 1.35%
657	Sysco Corp.	52,166
1,208	Walgreens Boots Alliance, Inc.	66,814
1,860	Walmart, Inc.	220,745

		339,725

	Food Products - 0.41%
1,003	Archer-Daniels-Midland Co.	41,193
1,122	General Mills, Inc.	61,845

		103,038

	Health Care Providers & Services - 0.45%
1,777	CVS Health Corp.	112,075

	Hotels, Restaurants & Leisure - 1.23%
648	Carnival Corp.	28,324
811	Las Vegas Sands Corp.	46,843
1,080	McDonald’s Corp.	231,886

		307,053

	Household Products - 2.16%
1,328	Colgate-Palmolive Co.	97,621
465	Kimberly-Clark Corp.	66,053
3,044	Procter & Gamble Co/The	378,613

		542,287

	Industrial Conglomerates - 0.54%
817	3M Co.	134,315

	Insurance - 0.42%
1,363	Aflac, Inc.	71,313
234	Travelers Cos., Inc.	34,793

		106,106

	IT Services - 0.83%
1,191	International Business Machines Corp.	173,195
421	Paychex, Inc.	34,846

		208,041

	Machinery - 0.45%
111	Cummins, Inc.	18,056
274	Illinois Tool Works, Inc.	42,878
736	PACCAR, Inc. (a)	51,528

		112,462

	Metals & Mining - 0.14%
687	NUCOR Corp.	34,975

	Multiline Retail - 0.45%
444	Kohl’s Corp. (a)	22,049
861	Target Corp.	92,050

		114,099

	Multi-Utilities - 0.80%
415	Consolidated Edison, Inc.	39,205
206	DTE Energy Co.	27,390
919	Public Service Enterprise Group, Inc.	57,051
263	Sempra Energy	38,821
415	WEC Energy Group, Inc.	39,467

		201,934

	Oil, Gas & Consumable Fuels - 2.04%
4,520	Exxon Mobil Corp. (a)	319,157
1,039	Marathon Petroleum Corp.	63,119

See notes to financial statements.

GuidePath® Growth and Income Fund

SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

September 30, 2019

Number of Shares		Value
	COMMON STOCKS (Continued)
	Oil, Gas & Consumable Fuels (Continued)
679	Phillips 66	$69,530
695	Valero Energy Corp.	59,242

		511,048

	Pharmaceuticals - 4.10%
2,593	Bristol-Myers Squibb Co.	131,491
2,711	Johnson & Johnson	350,749
3,416	Merck & Co, Inc.	287,559
7,202	Pfizer, Inc.	258,768

		1,028,567

	Semiconductors & Semiconductor Equipment - 2.41%
346	Analog Devices, Inc.	38,659
357	Broadcom, Inc.	98,557
5,269	Intel Corp.	271,511
123	Lam Research Corp.	28,427
1,293	Texas Instruments, Inc.	167,107

		604,261

	Specialty Retail - 0.96%
307	Best Buy Co., Inc.	21,180
945	Home Depot Inc. (a)	219,259

		240,439

	Technology Hardware, Storage & Peripherals - 0.20%
2,678	HP, Inc.	50,668

	Textiles, Apparel & Luxury Goods - 0.08%
227	VF Corp.	20,201

	Tobacco - 1.00%
2,513	Altria Group, Inc.	102,782
1,965	Philip Morris International, Inc.	149,202

		251,984

	Total Common Stocks (Cost $8,334,748)	8,651,154

	INVESTMENT COMPANIES - 34.77%
	Exchange Traded Funds - 34.77%
73,718	Schwab U.S. Large-Cap ETF	5,228,818
164	SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	15,021
37,350	Vanguard Real Estate ETF	3,482,887

	Total Investment Companies (Cost $8,520,398)	8,726,726

	SHORT TERM INVESTMENTS - 29.50%
	Money Market Funds - 15.98%
4,010,119	DWS Government Money Market Series - Institutional Shares Effective Yield, 1.89% (b)	4,010,119

Principal Amount		Value
	U.S. Treasury Notes - 13.52%
$850,000	1.375%, 12/15/2019 (c)	$849,120
850,000	1.625%, 03/15/2020 (c)	849,070
850,000	1.500%, 06/15/2020 (c)	847,866
850,000	1.375%, 09/15/2020 (c)	846,829

		3,392,885

	Total Short Term Investments (Cost $7,400,879)	7,403,004

Number of Shares
	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL - 2.86%
717,558	Mount Vernon Liquid Assets Portfolio, LLC Effective Yield, 2.13% (b)	717,558

	Total Investments Purchased with Proceeds from Securities Lending Collateral (Cost $717,558)	717,558

	Total Investments (Cost $24,973,583) - 101.60%	25,498,442
	Liabilities in Excess of Other Assets - (1.60)%	(400,457)

	TOTAL NET ASSETS - 100.00%	$25,097,985

Percentages are stated as a percent of net assets.

(a)	All or portion of this security is on loan.
(b)	Seven-day yield as of September 30, 2019.
(c)	All or a portion of this security is held as collateral for certain futures and written options contracts.

See notes to financial statements.

GuidePath® Growth and Income Fund

SCHEDULE OF OPEN FUTURES CONTRACTS (Unaudited)

September 30, 2019

Description	Number of Contracts Purchased / (Sold)	Notional Value	Settlement Month	Value/Unrealized Appreciation (Depreciation)
E-mini S&P 500 Futures	32	$4,765,600	Dec-19	$(29,522)

				$(29,522)

GuidePath® Growth and Income Fund

SCHEDULE OF OPTIONS WRITTEN (Unaudited)

September 30, 2019

Notional Amount		Value
	Options on Equities
	Put Options
602,000	CBOE S&P 500 Index Counterparty: NatWest Market Securities Expiration: October, 2019 Exercise Price: $3,010.00	$10,820
600,000	CBOE S&P 500 Index Counterparty: NatWest Market Securities Expiration: October, 2019 Exercise Price: $3,000.00	10,420
596,000	CBOE S&P 500 Index Counterparty: NatWest Market Securities Expiration: October, 2019 Exercise Price: $2,980.00	5,200
299,000	CBOE S&P 500 Index Counterparty: NatWest Market Securities Expiration: October, 2019 Exercise Price: $2,990.00	3,235
596,000	CBOE S&P 500 Index Counterparty: NatWest Market Securities Expiration: October, 2019 Exercise Price: $2,980.00	3,020
903,000	S&P 500 Index Counterparty: NatWest Market Securities Expiration: October, 2019 Exercise Price: $3,010.00	14,874
900,000	S&P 500 Index Counterparty: NatWest Market Securities Expiration: October, 2019 Exercise Price: $3,000.00	13,800
598,000	S&P 500 Index Counterparty: NatWest Market Securities Expiration: October, 2019 Exercise Price: $2,990.00	8,210
150,000	SPDR S&P 500 ETF Counterparty: NatWest Market Securities Expiration: October, 2019 Exercise Price: $300.00	2,250
600,000	CBOE S&P 500 Index Counterparty: NatWest Market Securities Expiration: November, 2019 Exercise Price: $3,000.00	11,570
299,000	CBOE S&P 500 Index Counterparty: NatWest Market Securities Expiration: November, 2019 Exercise Price: $2,990.00	5,340

	Total Written Options (Premiums Received $85,205)	$88,739

See notes to financial statements.

GuideMark® Funds & GuidePath® Funds

STATEMENTS OF ASSETS & LIABILITIES (Unaudited)

September 30, 2019

	Large Cap Core Fund	Emerging Markets Fund		Small/Mid Cap Core Fund
ASSETS:
Investments, at value (cost $410,970,847, $71,746,712 and $59,743,177, respectively)[1]	$508,167,070	$84,569,385		$72,514,666
Foreign currencies (cost $0, $5,167, and $0, respectively)	—	5,170		—
Income receivable	408,413	148,947		107,011
Receivable for dividend reclaims	13,757	17,747		—
Receivable for fund shares sold	531,201	15,779		68,008
Other assets	31,585	21,118		27,688

Total Assets	509,152,026	84,778,146		72,717,373

LIABILITIES:
Payable for collateral on securities loaned	86,050,938	3,669,261		8,533,516
Payable for fund shares redeemed	222,940	21,103		23,156
Payable to Investment Advisor	236,593	54,347		43,273
Payable to custodian	3,550	18,402		1,561
Accrued Trustee fees and expenses	5,532	1,279		1,041
Accrued distribution and shareholder servicing fees	107,103	25,788		16,292
Other accrued expenses	98,877	39,124		34,733

Total Liabilities	86,725,533	3,829,304		8,653,572

NET ASSETS	$422,426,493	$80,948,842		$64,063,801

NET ASSETS CONSIST OF:
Capital stock	321,916,852	68,377,719		50,773,093
Total distributable earnings	100,509,641	12,571,123		13,290,708

Total Net Assets	$422,426,493	$80,948,842		$64,063,801

Institutional Shares
Shares outstanding (unlimited shares of no par value authorized)	50,269	777		—
Net assets	975,826	9,743		—
Net asset value, offering and redemption price per share	$19.412	$12.540	[2]	$—

Service Shares
Shares outstanding (unlimited shares of no par value authorized)	22,068,584	6,266,447		4,457,594
Net assets	421,450,667	80,939,099		64,063,801
Net asset value, offering and redemption price per share	$19.097	$12.916		$14.372

[1]Includes loaned securities with a value of:	$84,674,620	$3,597,021		$8,328,316

[2]Difference in actual and calculated net asset value shown are due to rounding.

See notes to financial statements.

GuideMark® Funds & GuidePath® Funds

STATEMENTS OF ASSETS & LIABILITIES (Unaudited) (Continued)

September 30, 2019

	World ex-US Fund		Core Fixed Income Fund	Tax-Exempt Fixed Income Fund
ASSETS:
Investments, at value (cost $131,229,096, $158,746,785 and $23,065,872, respectively)[1]	$149,598,925		$164,817,486	$24,972,854
Foreign currencies (cost $106,333, $0, and $0, respectively)	105,370		—	—
Cash	—		640	61,548
Appreciation on swap agreements	—		1,446	—
Variation margin on futures	—		1,759	—
Income receivable	460,081		735,651	343,808
Receivable for dividend reclaims	689,199		—	—
Receivable for investment securities sold	—		1,284,648	5,608
Receivable for fund shares sold	79,686		146,568	7
Receivable for deposits with broker for swaps	—		550,092	—
Swap premiums paid	—		88,286	—
Other assets	26,036		20,696	19,197

Total Assets	150,959,297		167,647,272	25,403,022

LIABILITIES:
Depreciation on swap agreements	—		390,963	—
Payable for collateral on securities loaned	2,160,335		2,740,344	—
Payable for investment securities purchased	—		26,874,501	—
Payable for fund shares redeemed	73,551		31,878	656
Payable to Investment Advisor	103,152		62,795	10,248
Payable to custodian	27,911		5,525	369
Payable to broker for futures	—		160	—
Accrued Trustee fees and expenses	4,095		2,303	607
Accrued distribution and shareholder servicing fees	43,808		35,989	12,872
Swap premiums received	—		213,086	—
Other accrued expenses	73,360		90,860	23,289

Total Liabilities	2,486,212		30,448,404	48,041

NET ASSETS	$148,473,085		$137,198,868	$25,354,981

NET ASSETS CONSIST OF:
Capital stock	129,185,975		131,717,178	23,340,130
Total distributable earnings	19,287,110		5,481,690	2,014,851

Total Net Assets	$148,473,085		$137,198,868	$25,354,981

Institutional Shares
Shares outstanding (unlimited shares of no par value authorized)	15,159		—	—
Net assets	140,331		—	—
Net asset value, offering and redemption price per share	$9.258	[2]	$—	$—

Service Shares
Shares outstanding (unlimited shares of no par value authorized)	16,511,005		14,241,235	2,210,833
Net assets	148,332,754		137,198,868	25,354,981
Net asset value, offering and redemption price per share	$8.984		$9.634	$11.469

[1]Includes loaned securities with a value of:	$2,083,571		$2,687,554	$—

[2]Differences in actual and calculated net asset value shown are due to rounding.

See notes to financial statements.

GuideMark® Funds & GuidePath® Funds

STATEMENTS OF ASSETS & LIABILITIES (Unaudited) (Continued)

September 30, 2019

	Opportunistic Fixed Income Fund		Growth Allocation Fund	Conservative Allocation Fund
ASSETS:
Investments, at value (cost $57,290,239, $802,258,210 and $398,656,792, respectively)[1]	$50,846,653		$924,718,512	$425,083,937
Foreign currencies (cost $278,161, $0, and $0, respectively)	264,316		—	—
Restricted cash	170,000		—	—
Deposits with brokers for forwards and swaps	759,538		—	—
Income receivable	477,373		813,217	259,356
Receivable for dividend reclaims	516		—	—
Receivable for fund shares sold	61,954		1,179,497	709,336
Appreciation of forward foreign currency contracts	710,381		—	—
Other assets	17,533		52,011	44,939

Total Assets	53,308,264		926,763,237	426,097,568

LIABILITIES:
Depreciation of forward foreign currency contracts	214,538		—	—
Depreciation on swap agreements	460,721		—	—
Payable to brokers for collateral received	170,000		—	—
Payable for collateral on securities loaned	—		115,360,564	79,746,430
Payable for investment securities and foreign currencies purchased	918,415		1,156,603	—
Payable for fund shares redeemed	4,776		802,163	283,332
Payable to Investment Advisor	20,342		337,278	78,806
Payable to custodian	11,503		7,040	5,022
Accrued Trustee fees and expenses	822		14,891	6,700
Accrued distribution and shareholder servicing fees	13,474		217,026	93,718
Other accrued expenses	56,136		250,383	111,681

Total Liabilities	1,870,727		118,145,948	80,325,689

NET ASSETS	$51,437,537		$808,617,289	$345,771,879

NET ASSETS CONSIST OF:
Capital stock	74,728,697		694,814,234	318,876,383
Total distributable earnings (loss)	(23,291,160)		113,803,055	26,895,496

Total Net Assets	$51,437,537		$808,617,289	$345,771,879

Institutional Shares
Shares outstanding (unlimited shares of no par value authorized)	45,190		442,615	214,844
Net assets	378,596		5,244,796	2,180,520
Net asset value, offering and redemption price per share	$8.376	[2]	$11.850	$10.149

Service Shares
Shares outstanding (unlimited shares of no par value authorized)	6,123,389		68,452,242	34,167,832
Net assets	51,058,941		803,372,493	343,591,359
Net asset value, offering and redemption price per share	$8.337	[2]	$11.736	$10.056

[1]Includes loaned securities with a value of:	$—		$112,967,527	$78,044,617

[2]Differences in actual and calculated net asset value shown are due to rounding.

See notes to financial statements.

GuideMark® Funds & GuidePath® Funds

STATEMENTS OF ASSETS & LIABILITIES (Unaudited) (Continued)

September 30, 2019

	Tactical Allocation Fund	Absolute Return Allocation Fund		Multi-Asset Income Allocation Fund
ASSETS:
Investments, at value (cost $426,881,054, $314,099,047 and $143,918,908, respectively)[1]	$449,384,598	$322,457,568		$150,219,464
Income receivable	546,053	421,674		192,669
Receivable for investment securities sold	3,324,120	—		1,117,403
Receivable for fund shares sold	655,561	672,684		107,499
Other assets	38,141	30,112		40,637

Total Assets	453,948,473	323,582,038		151,677,672

LIABILITIES:
Payable for collateral on securities loaned	82,460,019	18,426,869		18,003,699
Payable for investment securities purchased	3,370,004	205,901		—
Payable for fund shares redeemed	269,126	271,850		45,923
Payable to Investment Advisor	180,237	75,966		66,716
Payable to custodian	7,017	10,631		6,118
Accrued Trustee fees and expenses	5,881	4,221		2,430
Accrued distribution and shareholder servicing fees	95,913	82,920		34,816
Other accrued expenses	96,525	105,036		51,080

Total Liabilities	86,484,722	19,183,394		18,210,782

NET ASSETS	$367,463,751	$304,398,644		$133,466,890

NET ASSETS CONSIST OF:
Capital stock	331,752,964	301,200,945		129,159,925
Total distributable earnings	35,710,787	3,197,699		4,306,965

Total Net Assets	$367,463,751	$304,398,644		$133,466,890

Institutional Shares
Shares outstanding (unlimited shares of no par value authorized)	149,068	64,407		—
Net assets	1,683,668	690,490		—
Net asset value, offering and redemption price per share	$11.295	$10.720	[2]	$—

Service Shares
Shares outstanding (unlimited shares of no par value authorized)	32,609,335	28,412,535		12,289,491
Net assets	365,780,083	303,708,154		133,466,890
Net asset value, offering and redemption price per share	$11.217	$10.689		$10.860	[2]

[1]Includes loaned securities with a value of:	$81,093,595	$18,023,177		$17,652,945

[2]Differences in actual and calculated net asset value shown are due to rounding.

See notes to financial statements.

GuideMark® Funds & GuidePath® Funds

STATEMENTS OF ASSETS & LIABILITIES (Unaudited) (Continued)

September 30, 2019

	Flexible Income Allocation Fund		Managed[2] Futures Strategy Fund
ASSETS:
Investments, at value (cost $106,100,670 and $227,551,539, respectively)[1]	$105,991,237		$227,547,156
Cash	—		—
Restricted Cash for forwards	—		550,000
Income receivable	60,821		476,065
Receivable for investment securities sold	162,119		—
Receivable for deposits with broker for futures	—		19,886,917
Receivable for fund shares sold	142,007		497,207
Receivable for unsettled open futures contracts	—		254,846
Appreciation on forward currency contracts	—		1,025,222
Other assets	27,722		16,169

Total Assets	106,383,906		250,253,582

LIABILITIES:
Payable for collateral on securities loaned	11,829,387		—
Payable for investment securities purchased	70,099		—
Payable to broker for forwards	—		550,000
Payable for fund shares redeemed	104,972		182,057
Payable for unsettled open futures contracts	—		131,563
Payable to investment advisor	22,668		253,692
Payable to custodian	1,505		2,234
Variation margin on futures	—		465,044
Accrued Trustee fees and expenses	1,230		1,128
Accrued distribution and shareholder servicing fees	27,434		62,450
Other accrued expenses	24,904		55,582

Total Liabilities	12,082,199		1,703,750

NET ASSETS	$94,301,707		$248,549,832

NET ASSETS CONSIST OF:
Capital stock	104,653,394		239,806,980
Total distributable earnings (loss)	(10,351,687)		8,742,852

Total Net Assets	$94,301,707		$248,549,832

Institutional Shares
Shares outstanding (unlimited shares of no par value authorized)	3,835		167,074
Net assets	36,268		1,492,870
Net asset value, offering and redemption price per share	$9.458	[3]	$8.935

Service Shares
Shares outstanding (unlimited shares of no par value authorized)	10,032,659		28,267,959
Net assets	94,265,439		247,056,962
Net asset value, offering and redemption price per share	$9.395	[3]	$8.739	[3]

[1]Includes loaned securities with a value of:	$11,581,391		$—

[2] Consolidated Statement of Assets & Liabilities (see note 3b).
[3]Differences in actual and calculated net asset value shown are due to rounding.

See notes to financial statements.

GuideMark® Funds & GuidePath® Funds

STATEMENTS OF ASSETS & LIABILITIES (Unaudited) (Continued)

September 30, 2019

	Conservative Income Fund	Income Fund	Growth & Income Fund
ASSETS:
Investments, at value (cost $5,409,173, $28,853,070, and $24,973,583 respectively)[1]	$5,418,937	$29,325,435	$25,498,442
Variation margin on futures	—	—	23,520
Income receivable	4,129	778	28,379
Receivable for fund shares sold	58,854	240,685	354,515
Receivable from investment advisor	4,053	—	—
Deposits for futures	—	—	221,760
Other assets	17,449	10,226	21,493

Total Assets	5,503,422	29,577,124	26,148,109

LIABILITIES:
Written options, at value (premiums received $0, $0, and $85,205)	—	—	88,739
Payable for collateral on securities loaned	390,793	7,302,268	717,558
Payable for investment securities purchased	52,933	319,248	225,365
Payable for fund shares redeemed	11,922	—	—
Payable to Investment Advisor	—	8,853	1,882
Payable to custodian	985	960	731
Payable for audit and tax fees	6,566	6,566	8,406
Accrued Trustee fees and expenses	319	420	124
Other accrued expenses	5,365	8,116	7,319

Total Liabilities	468,883	7,646,431	1,050,124

NET ASSETS	$5,034,539	$21,930,693	$25,097,985

NET ASSETS CONSIST OF:
Capital stock	5,024,975	21,451,015	24,797,364
Total distributable earnings	9,564	479,678	300,621

Total Net Assets	$5,034,539	$21,930,693	$25,097,985

Shares outstanding (unlimited shares of no par value authorized)	502,250	2,142,084	2,536,215
Net assets	5,034,539	21,930,693	25,097,985
Net asset value, offering and redemption price per share	$10.024	$10.238	$9.896

[1]Includes loaned securities with a value of:	$379,713	$7,163,365	$700,709

See notes to financial statements.

GuideMark® Funds & GuidePath® Funds

STATEMENTS OF OPERATIONS (Unaudited)

For the Period Ended September 30, 2019

	Large Cap Core Fund	Emerging Markets Fund	Small/Mid Cap Core Fund
INVESTMENT INCOME:
Dividend income (net of withholding tax of $8,248, $198,202, and $158, respectively)	$3,053,517	$1,391,759	$464,383
Interest income	34,279	5,518	6,339

Total investment income	3,087,796	1,397,277	470,722

EXPENSES:
Investment advisory fees	799,312	242,600	184,559
Distribution (12b-1) fees – Service Shares	443,293	102,785	80,947
Administrative service fees – Service Shares	435,476	100,605	79,970
Shareholder servicing fees – Service Shares	156,039	33,302	27,848
Administration fees	83,893	26,377	24,215
Legal fees	41,175	15,128	6,740
Fund accounting fees	37,696	47,388	31,900
Reports to shareholders	30,834	7,440	5,764
Trustee fees and expenses	21,653	5,488	4,300
Federal and state registration fees	21,379	19,672	19,489
Custody fees	11,052	112,427	7,134
Audit and tax fees	10,797	10,065	11,254
Transfer agent fees and expenses	9,301	4,575	4,208
Compliance fees	6,374	1,585	1,098
Insurance fees	6,374	2,318	1,312
Miscellaneous expenses	1,220	1,098	1,098
Interest expenses	—	846	—

Total expenses	2,115,868	733,699	491,836

Net expense recapture (reimbursement) by Advisor (See Note 4)	—	(47,191)	1,943
Less securities lending credit (See Note 7)	(38,312)	(7,232)	(36,490)

Net expenses	2,077,556	679,276	457,289

Net investment income	1,010,240	718,001	13,433

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investments	(1,363,945)	(590,520)	1,143,415
Foreign currencies	—	(17,500)	—

Total	(1,363,945)	(608,020)	1,143,415

Net change in unrealized appreciation (depreciation) on:
Investments	14,695,892	(2,293,248)	(1,158,110)
Investments in affiliates	—	(9,268)	—
Foreign currencies	—	2,012	—

Total	14,695,892	(2,300,504)	(1,158,110)

Net realized and unrealized gain (loss)	13,331,947	(2,908,524)	(14,695)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$14,342,187	$(2,190,523)	$(1,262)

See notes to financial statements.

GuideMark® Funds & GuidePath® Funds

STATEMENTS OF OPERATIONS (Unaudited) (Continued)

For the Period Ended September 30, 2019

	World ex-US Fund	Core Fixed Income Fund	Tax-Exempt Fixed Income Fund
INVESTMENT INCOME:
Dividend income (net of withholding tax of $387,828, $0, and $0, respectively)	$3,795,843	$—	$—
Interest income	16,637	2,101,360	494,711

Total investment income	3,812,480	2,101,360	494,711

EXPENSES:
Investment advisory fees	523,134	271,723	63,204
Distribution (12b-1) fees – Service Shares	260,956	169,827	31,602
Administrative service fees – Service Shares	258,194	165,899	28,600
Shareholder servicing fees – Service Shares	94,033	57,741	9,229
Administration fees	64,898	34,891	6,406
Legal fees	27,084	17,903	5,551
Fund accounting fees	61,474	93,989	10,559
Reports to shareholders	19,854	12,200	2,074
Trustee fees and expenses	14,211	8,967	1,893
Federal and state registration fees	21,165	19,823	18,179
Custody fees	48,883	17,233	1,068
Audit and tax fees	12,261	12,474	12,444
Transfer agent fees and expenses	7,045	5,489	3,539
Compliance fees	4,148	2,531	366
Insurance fees	5,092	4,452	763
Miscellaneous expenses	1,159	1,159	732
Interest expenses	665	—	—

Total expenses	1,424,256	896,301	196,209

Net expense recapture (reimbursement) by Advisor (See Note 4)	13,867	(85,485)	(33,142)
Less securities lending credit (See Note 7)	(20,604)	(2,440)	—

Net expenses	1,417,519	808,376	163,067

Net investment income	2,394,961	1,292,984	331,644

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investments	(1,416,260)	1,021,417	27,583
Foreign currencies	19,115	—	—
Swaps	—	72,287	—
Futures contracts	—	383,390	—
Written options	—	63,888	—

Total	(1,397,145)	1,540,982	27,583

Net change in unrealized appreciation (depreciation) on:
Investments	416,919	4,542,986	583,397
Foreign currencies	227	—	—
Swaps	—	(603,693)	—
Futures contracts	—	(86,870)	—

Total	417,146	3,852,423	583,397

Net realized and unrealized gain (loss)	(979,999)	5,393,405	610,980

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,414,962	$6,686,389	$942,624

See notes to financial statements.

GuideMark® Funds & GuidePath® Funds

STATEMENTS OF OPERATIONS (Unaudited) (Continued)

For the Period Ended September 30, 2019

	Opportunistic Fixed Income Fund	Growth Allocation Fund	Conservative Allocation Fund
INVESTMENT INCOME:
Dividend income	$—	$7,522,297	$5,393,580
Interest income (net of withholding tax of $20,346, $0, and $0, respectively)	1,606,430	102,244	44,214

Total investment income	1,606,430	7,624,541	5,437,794

EXPENSES:
Investment advisory fees	178,443	1,036,822	444,005
Distribution (12b-1) fees – Service Shares	63,242	1,029,896	441,098
Administrative service fees – Service Shares	62,727	1,029,484	440,950
Shareholder servicing fees – Service Shares	19,606	403,719	172,910
Administration fees	13,572	196,184	85,609
Legal fees	24,375	74,725	32,086
Fund accounting fees	33,871	65,857	27,113
Reports to shareholders	4,574	73,870	31,660
Trustee fees and expenses	3,416	52,974	22,416
Federal and state registration fees	17,476	36,024	27,119
Custody fees	50,992	37,568	28,439
Audit and tax fees	14,610	7,503	7,503
Transfer agent fees and expenses	4,026	18,176	9,485
Compliance fees	793	12,566	5,368
Insurance fees	793	9,302	4,331
Miscellaneous expenses	1,067	1,586	1,220
Interest expenses	—	15,414	6,904

Total expenses	493,583	4,101,670	1,788,216

Net expense reimbursement by Advisor (See Note 4)	(99,630)	—	(389,244)
Less securities lending credit (See Note 7)	—	(161,512)	(155,832)

Net expenses	393,953	3,940,158	1,243,140

Net investment income	1,212,477	3,684,383	4,194,654

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investments	(351,091)	2,295,586	3,903,044
Net long-term capital gain distributions received	—	474,863	—
Foreign currencies	13,012	—	—
Forward currency exchange contracts	519,867	—	—
Swaps	(1,939,261)	—	—
Purchased Options	6	—	—
Written Options	17	—	—

Total	(1,757,450)	2,770,449	3,903,044

Net change in unrealized appreciation (depreciation) on:
Investments	(296,910)	12,345,981	7,893,469
Foreign currencies	(13,090)	—	—
Forward currency contracts	184,512	—	—
Swaps	577,917	—	—

Total	452,429	12,345,981	7,893,469

Net realized and unrealized gain (loss)	(1,305,021)	15,116,430	11,796,513

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(92,544)	$18,800,813	$15,991,167

See notes to financial statements.

GuideMark® Funds & GuidePath® Funds

STATEMENTS OF OPERATIONS (Unaudited) (Continued)

For the Period Ended September 30, 2019

	Tactical Allocation Fund	Absolute Return Allocation Fund	Multi-Asset Income Allocation Fund
INVESTMENT INCOME:
Dividend income	$3,606,467	$5,534,109	$2,935,353
Interest income	43,741	37,918	16,347

Total investment income	3,650,208	5,572,027	2,951,700

EXPENSES:
Investment advisory fees	624,166	559,092	237,553
Distribution (12b-1) fees – Service Shares	443,875	398,473	169,681
Administrative service fees – Service Shares	443,698	398,393	169,625
Shareholder servicing fees – Service Shares	170,448	157,796	65,836
Administration fees	88,872	73,898	32,847
Legal fees	31,598	34,587	13,542
Fund accounting fees	28,544	26,587	9,474
Reports to shareholders	31,659	28,579	12,200
Trustee fees and expenses	23,240	22,328	8,784
Federal and state registration fees	24,673	23,310	19,122
Custody fees	16,632	26,124	19,054
Audit and tax fees	7,503	7,503	7,503
Transfer agent fees and expenses	9,576	8,723	3,843
Compliance fees	5,368	4,880	2,074
Insurance fees	3,965	4,606	1,524
Miscellaneous expenses	1,220	1,220	793
Interest expenses	—	3,317	763

Total expenses	1,955,037	1,779,416	774,218

Net expense reimbursement by Advisor (See Note 4)	—	(478,855)	—
Less securities lending credit (See Note 7)	(81,079)	(21,427)	(129,986)

Net expenses	1,873,958	1,279,134	644,232

Net investment income	1,776,250	4,292,893	2,307,468

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain on:
Investments	15,977,886	2,175,496	388,530

Total	15,977,886	2,175,496	388,530

Net change in unrealized appreciation (depreciation) on:
Investments	(8,099,972)	3,580,446	2,183,334
Investments in affiliates	—	(1,294,323)	—

Total	(8,099,972)	2,286,123	2,183,334

Net realized and unrealized gain	7,877,914	4,461,619	2,571,864

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$9,654,164	$8,754,512	$4,879,332

See notes to financial statements.

GuideMark® Funds & GuidePath® Funds

STATEMENTS OF OPERATIONS (Unaudited) (Continued)

For the Period Ended September 30, 2019

	Flexible Income Allocation Fund	Managed[1] Futures Strategy Fund
INVESTMENT INCOME:
Dividend income	$1,181,002	$—
Interest income	9,536	2,052,681

Total investment income	1,190,538	2,052,681

EXPENSES:
Investment advisory fees	83,422	927,219
Distribution (12b-1) fees – Service Shares	83,386	219,422
Administrative service fees – Service Shares	83,386	219,335
Shareholder servicing fees – Service Shares	32,505	86,419
Administration fees	14,274	40,626
Legal fees	6,283	34,709
Fund accounting fees	4,829	24,950
Reports to shareholders	5,521	14,824
Trustee fees and expenses	3,843	12,539
Federal and state registration fees	18,487	24,064
Custody fees	6,289	10,007
Audit and tax fees	7,503	15,738
Transfer agent fees and expenses	4,117	5,947
Compliance fees	671	2,532
Insurance fees	335	1,982
Miscellaneous expenses	1,098	1,129
Interest expenses	3,431	—

Total expenses	359,380	1,641,442

Net expense recapture (reimbursement) by Advisor (See Note 4)	(96,623)	33,157
Less securities lending credit (See Note 7)	(9,146)	—

Net expenses	253,611	1,674,599

Net investment income	936,927	378,082

NET REALIZED AND UNREALIZED (GAIN) LOSS ON INVESTMENTS:
Net realized gain (loss) on:
Investments	(67,375)	—
Foreign currency translation	—	(133,706)
Forward currency contracts	—	637,281
Futures contracts	—	22,135,157

Total	(67,375)	22,638,732

Net change in unrealized appreciation (depreciation) on:
Investments	(1,249,282)	(25,804)
Foreign currencies	—	21,727
Forward currency contracts	—	1,025,222
Futures contracts	—	(7,329,060)

Total	(1,249,282)	(6,307,915)

Net realized and unrealized gain (loss)	(1,316,657)	16,330,817

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(379,730)	$16,708,899

1Consolidated Statement of Operations for the period (see note 3b).

See notes to financial statements.

GuideMark® Funds & GuidePath® Funds

STATEMENTS OF OPERATIONS (Unaudited) (Continued)

For the Period Ended September 30, 2019

	Conservative Income Fund	Income Fund	Growth & Income Fund
INVESTMENT INCOME:
Dividend income	$26,773	$231,140	$171,206
Interest income	16,608	4,846	48,702

Total investment income	43,381	235,986	219,908

EXPENSES:
Investment advisory fees	5,629	29,924	34,626
Administrative service fees – Service Shares	4,021	16,625	19,237
Administration fees	457	2,105	2,775
Legal fees	2,806	3,416	3,507
Fund accounting fees	336	795	2,230
Reports to shareholders	122	825	825
Trustee fees and expenses	61	397	641
Federal and state registration fees	17,514	21,547	21,600
Custody fees	1,380	2,884	18,637
Audit and tax fees	7,808	7,808	9,648
Transfer agent fees and expenses	2,166	2,440	2,440
Compliance fees	61	61	213
Insurance fees	—	—	92
Miscellaneous expenses	3,081	3,081	3,081
Offering Costs	2,795	2,763	2,823

Total expenses	48,237	94,671	122,375

Net expense reimbursement by Advisor (See Note 4)	(37,843)	(40,012)	(61,186)
Less securities lending credit (See Note 7)	(100)	(2,124)	(400)

Net expenses	10,294	52,535	60,789

Net investment income	33,087	183,451	159,119

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investments	(683)	(183)	(176,299)
Futures contracts	—	—	(74,459)
Options written	—	—	58,530

Total	(683)	(183)	(192,228)

Net change in unrealized appreciation (depreciation) on:
Investments	8,668	428,477	502,942
Futures contracts	—	—	(29,522)
Options written	—	—	(3,534)

Total	8,668	428,477	469,886

Net realized and unrealized gain	7,985	428,294	277,658

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$41,072	$611,745	$436,777

See notes to financial statements.

GuideMark® Funds & GuidePath® Funds

STATEMENTS OF CHANGES IN NET ASSETS

	Large Cap Core Fund		Emerging Markets Fund
	Period Ended September 30, 2019	Year Ended March 31, 2019	Period Ended September 30, 2019	Year Ended March 31, 2019
	(Unaudited)		(Unaudited)
OPERATIONS:
Net investment income	$1,010,240	$1,238,778	$718,001	$676,170
Net realized gain (loss) on investment transactions	(1,363,945)	4,916,153	(608,020)	4,609,679
Net change in unrealized appreciation (depreciation) on investments	14,695,892	16,368,259	(2,300,504)	(16,801,329)

Net increase (decrease) in net assets resulting from operations	14,342,187	22,523,190	(2,190,523)	(11,515,480)

CAPITAL SHARE TRANSACTIONS:
Institutional Shares
Shares sold	457,121	337,214	—	—
Shares issued to holders in reinvestment of dividends	—	8,623	—	1,287
Shares redeemed	(51,074)	(663,169)	—	—

Net increase (decrease)	406,047	(317,332)	—	1,287

Service Shares
Shares sold	122,090,335	140,537,107	8,211,416	26,674,640
Shares issued to holders in reinvestment of dividends	—	5,619,504	—	11,273,295
Shares redeemed	(47,450,261)	(136,967,206)	(10,705,585)	(39,125,475)

Net increase (decrease)	74,640,074	9,189,405	(2,494,169)	(1,177,540)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Net dividends and distributions – Institutional Shares	—	(8,622)	—	(1,287)
Net dividends and distributions – Service Shares	—	(5,619,505)	—	(11,274,112)

Total dividends and distributions	—	(5,628,127)	—	(11,275,399)

INCREASE (DECREASE) IN NET ASSETS	89,388,308	25,767,136	(4,684,692)	(23,967,132)
NET ASSETS:
Beginning of year	333,038,185	307,271,049	85,633,534	109,600,666

End of year	$422,426,493	$333,038,185	$80,948,842	$85,633,534

CHANGES IN SHARES OUTSTANDING
Institutional Shares
Shares sold	24,081	18,355	—	—
Shares issued to holders in reinvestment of dividends	—	528	—	111
Shares redeemed	(2,660)	(36,278)	—	—

Net increase (decrease)	21,421	(17,395)	—	111

Service Shares
Shares sold	6,515,217	7,781,714	638,031	1,877,763
Shares issued to holders in reinvestment of dividends	—	348,172	—	941,639
Shares redeemed	(2,516,260)	(7,569,017)	(821,057)	(2,792,358)

Net increase (decrease)	3,998,957	560,869	(183,026)	27,044

See notes to financial statements.

GuideMark® Funds & GuidePath® Funds

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Small/Mid Cap Core Fund		World ex-US Fund
	Period Ended September 30, 2019	Year Ended March 31, 2019	Period Ended September 30, 2019	Year Ended March 31, 2019
	(Unaudited)		(Unaudited)
OPERATIONS:
Net investment income (loss)	$13,433	$(84,202)	$2,394,961	$2,637,904
Net realized gain (loss) on investment transactions	1,143,415	2,356,959	(1,397,146)	(1,632,955)
Net change in unrealized appreciation (depreciation) on investments	(1,158,110)	(627,519)	417,147	(12,195,387)

Net increase (decrease) in net assets resulting from operations	(1,262)	1,645,238	1,414,962	(11,190,438)

CAPITAL SHARE TRANSACTIONS:
Institutional Shares
Shares sold	—	—	31,206	345,156
Shares issued to holders in reinvestment of dividends	—	—	—	6,418
Shares redeemed	—	—	(424,008)	(599,096)

Net decrease	—	—	(392,802)	(247,522)

Service Shares
Shares sold	9,942,490	24,981,442	25,175,186	115,295,717
Shares issued to holders in reinvestment of dividends	—	3,364,649	—	2,691,522
Shares redeemed	(9,782,372)	(17,193,095)	(94,694,060)	(99,754,051)

Net increase (decrease)	160,118	11,152,996	(69,518,874)	18,233,188

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Net dividends and distributions – Institutional Shares	—	—	—	(6,418)
Net dividends and distributions – Service Shares	—	(3,364,649)	—	(2,691,525)

Total dividends and distributions	—	(3,364,649)	—	(2,697,943)

INCREASE (DECREASE) IN NET ASSETS	158,856	9,433,585	(68,496,714)	4,097,285
NET ASSETS:
Beginning of year	63,904,945	54,471,360	216,969,799	212,872,514

End of year	$64,063,801	$63,904,945	$148,473,085	$216,969,799

CHANGES IN SHARES OUTSTANDING
Institutional Shares
Shares sold	—	—	3,402	37,506
Shares issued to holders in reinvestment of dividends	—	—	—	779
Shares redeemed	—	—	(46,952)	(63,890)

Net decrease	—	—	(43,550)	(25,605)

Service Shares
Shares sold	689,372	1,662,151	2,821,704	12,866,777
Shares issued to holders in reinvestment of dividends	—	266,782	—	335,267
Shares redeemed	(674,169)	(1,140,342)	(10,751,614)	(11,064,674)

Net increase (decrease)	15,203	788,591	(7,929,910)	2,137,370

See notes to financial statements.

GuideMark® Funds & GuidePath® Funds

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Core Fixed Income Fund		Tax-Exempt Fixed Income Fund
	Period Ended September 30, 2019	Year Ended March 31, 2019	Period Ended September 30, 2019	Year Ended March 31, 2019
	(Unaudited)		(Unaudited)
OPERATIONS:
Net investment income	$1,292,984	$2,583,539	$331,644	$793,461
Net realized gain (loss) on investment transactions	1,540,982	(687,471)	27,583	102,373
Net change in unrealized appreciation on investments	3,852,423	2,581,293	583,397	24,362

Net increase in net assets resulting from operations	6,686,389	4,477,361	942,624	920,196

CAPITAL SHARE TRANSACTIONS:
Service Shares
Shares sold	20,889,117	36,418,311	2,451,124	3,618,363
Shares issued to holders in reinvestment of dividends	1,446,723	2,660,730	327,095	838,420
Shares redeemed	(23,168,864)	(42,358,472)	(3,349,185)	(7,057,036)

Net decrease	(833,024)	(3,279,431)	(570,966)	(2,600,253)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Net dividends and distributions – Service Shares	(1,446,735)	(2,660,751)	(327,127)	(838,525)

Total dividends and distributions	(1,446,735)	(2,660,751)	(327,127)	(838,525)

INCREASE (DECREASE) IN NET ASSETS	4,406,630	(1,462,821)	44,531	(2,518,582)
NET ASSETS:
Beginning of year	132,792,238	134,255,059	25,310,450	27,829,032

End of year	$137,198,868	$132,792,238	$25,354,981	$25,310,450

CHANGES IN SHARES OUTSTANDING
Service Shares
Shares sold	2,205,388	4,021,625	214,150	324,917
Shares issued to holders in reinvestment of dividends	151,477	295,202	28,684	756,664
Shares redeemed	(2,440,860)	(4,685,544)	(293,674)	(636,054)

Net decrease	(83,995)	(368,717)	(50,840)	(235,473)

See notes to financial statements.

GuideMark® Funds & GuidePath® Funds

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Opportunistic Fixed Income Fund		Growth Allocation Fund
	Period Ended September 30, 2019	Year Ended March 31, 2019	Period Ended September 30, 2019	Year Ended March 31, 2019
	(Unaudited)		(Unaudited)
OPERATIONS:
Net investment income	$1,212,477	$2,316,307	$3,684,383	$9,938,880
Net realized gain (loss) on investment transactions	(1,757,450)	925,581	2,770,449	(14,368,511)
Net change in unrealized appreciation (depreciation) on investments	452,429	(2,915,482)	12,345,981	7,074,045

Net increase (decrease) in net assets resulting from operations	(92,544)	326,406	18,800,813	2,644,414

CAPITAL SHARE TRANSACTIONS:
Institutional Shares
Shares sold	50,728	132,965	411,059	1,657,646
Shares issued to holders in reinvestment of dividends	5,637	23,753	—	108,463
Shares redeemed	(49,326)	(120,924)	(759,200)	(2,871,708)

Net increase (decrease)	7,039	35,794	(348,141)	(1,105,599)

Service Shares
Shares sold	8,532,654	16,506,716	146,618,142	416,955,507
Shares issued to holders in reinvestment of dividends	635,750	3,092,832	—	9,525,359
Shares redeemed	(8,238,863)	(20,519,156)	(150,218,524)	(243,196,676)

Net increase (decrease)	929,541	(919,608)	(3,600,382)	183,284,190

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Net dividends and distributions – Institutional Shares	(5,637)	(23,753)	—	(108,463)
Net dividends and distributions – Service Shares	(635,750)	(3,092,832)	—	(9,525,359)

Total dividends and distributions	(641,387)	(3,116,585)	—	(9,633,822)

INCREASE (DECREASE) IN NET ASSETS	202,649	(3,673,993)	14,852,290	175,189,183
NET ASSETS:
Beginning of year	51,234,888	54,908,881	793,764,999	618,575,816

End of year	$51,437,537	$51,234,888	$808,617,289	$793,764,999

CHANGES IN SHARES OUTSTANDING
Institutional Shares
Shares sold	5,963	15,240	35,108	144,194
Shares issued to holders in reinvestment of dividends	661	2,849	—	10,884
Shares redeemed	(5,840)	(13,830)	(64,292)	(259,582)

Net increase (decrease)	784	4,259	(29,184)	(104,504)

Service Shares
Shares sold	1,006,243	1,893,945	12,599,674	36,483,081
Shares issued to holders in reinvestment of dividends	74,724	371,466	—	960,605
Shares redeemed	(970,539)	(2,365,797)	(12,836,847)	(22,161,406)

Net increase (decrease)	110,428	(100,386)	(237,173)	15,282,280

See notes to financial statements.

GuideMark® Funds & GuidePath® Funds

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Conservative Allocation Fund		Tactical Allocation Fund
	Period Ended September 30, 2019	Year Ended March 31, 2019	Period Ended September 30, 2019	Year Ended March 31, 2019
	(Unaudited)		(Unaudited)
OPERATIONS:
Net investment income	$4,194,654	$6,219,789	$1,776,250	$2,107,088
Net realized gain (loss) on investment transactions	3,903,044	(7,899,790)	15,977,886	3,032,399
Net change in unrealized appreciation (depreciation) on investments	7,893,469	9,575,254	(8,099,972)	8,881,098

Net increase in net assets resulting from operations	15,991,167	7,895,253	9,654,164	14,020,585

CAPITAL SHARE TRANSACTIONS:
Institutional Shares
Shares sold	153,284	724,953	246,600	375,423
Shares issued to holders in reinvestment of dividends	—	56,379	—	77,209
Shares redeemed	(352,564)	(1,670,585)	(115,105)	(633,920)

Net increase (decrease)	(199,280)	(889,253)	131,495	(181,288)

Service Shares
Shares sold	62,081,821	193,251,954	56,943,967	135,164,865
Shares issued to holders in reinvestment of dividends	—	5,591,803	—	13,580,588
Shares redeemed	(71,501,201)	(132,023,074)	(42,611,571)	(78,722,126)

Net increase (decrease)	(9,419,380)	66,820,683	14,332,396	70,023,327

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Net dividends and distributions – Institutional Shares	—	(56,380)	—	(77,548)
Net dividends and distributions – Service Shares	—	(5,591,804)	—	(13,580,587)

Total dividends and distributions	—	(5,648,184)	—	(13,658,135)

INCREASE IN NET ASSETS	6,372,507	68,178,499	24,118,055	70,204,489
NET ASSETS:
Beginning of year	339,399,372	271,220,873	343,345,696	273,141,207

End of year	$345,771,879	$339,399,372	$367,463,751	$343,345,696

CHANGES IN SHARES OUTSTANDING
Institutional Shares
Shares sold	15,448	75,790	21,971	33,527
Shares issued to holders in reinvestment of dividends	—	6,347	—	7,919
Shares redeemed	(35,003)	(177,029)	(10,292)	(57,572)

Net increase (decrease)	(19,555)	(94,892)	11,679	(16,126)

Service Shares
Shares sold	6,331,872	20,378,228	5,151,746	12,091,785
Shares issued to holders in reinvestment of dividends	—	632,414	—	1,396,030
Shares redeemed	(7,218,905)	(14,227,224)	(3,849,275)	(7,070,209)

Net increase (decrease)	(887,033)	6,783,418	1,302,471	6,417,606

See notes to financial statements.

GuideMark® Funds & GuidePath® Funds

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Absolute Return Allocation Fund		Multi-Asset Income Allocation Fund
	Period Ended September 30, 2019	Year Ended March 31, 2019	Period Ended September 30, 2019	Year Ended March 31, 2019
	(Unaudited)		(Unaudited)
OPERATIONS:
Net investment income	$4,292,893	$9,166,581	$2,307,468	$4,225,503
Net realized gain (loss) on investment transactions	2,175,496	(7,243,675)	388,530	(1,773,110)
Net change in unrealized appreciation on investments	2,286,123	8,491,240	2,183,334	2,071,922

Net increase in net assets resulting from operations	8,754,512	10,414,146	4,879,332	4,524,315

CAPITAL SHARE TRANSACTIONS:
Institutional Shares
Shares sold	77,803	1,170,515	—	—
Shares issued to holders in reinvestment of dividends	—	39,085	—	—
Shares redeemed	(76,420)	(1,882,202)	—	—

Net increase (decrease)	1,383	(672,602)	—	—

Service Shares
Shares sold	62,414,576	234,362,254	21,864,036	61,005,347
Shares issued to holders in reinvestment of dividends	—	8,665,826	2,347,656	4,391,358
Shares redeemed	(80,306,370)	(199,124,001)	(25,536,570)	(52,361,185)

Net increase (decrease)	(17,891,794)	43,904,079	(1,324,878)	13,035,520

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Net dividends and distributions – Institutional Shares	—	(39,362)	—	—
Net dividends and distributions – Service Shares	—	(8,665,825)	(2,347,656)	(4,391,358)

Total dividends and distributions	—	(8,705,187)	(2,347,656)	(4,391,358)

INCREASE (DECREASE) IN NET ASSETS	(9,135,899)	44,940,436	1,206,798	13,168,477
NET ASSETS:
Beginning of year	313,534,543	268,594,107	132,260,092	119,091,615

End of year	$304,398,644	$313,534,543	$133,466,890	$132,260,092

CHANGES IN SHARES OUTSTANDING
Institutional Shares
Shares sold	7,360	113,305	—	—
Shares issued to holders in reinvestment of dividends	—	3,920	—	—
Shares redeemed	(7,162)	(183,031)	—	—

Net increase (decrease)	198	(65,806)	—	—

CHANGES IN SHARES OUTSTANDING
Service Shares
Shares sold	5,913,550	22,748,702	2,029,518	5,782,369
Shares issued to holders in reinvestment of dividends	—	867,537	216,248	427,132
Shares redeemed	(7,577,042)	(19,363,624)	(2,362,187)	(5,041,791)

Net increase (decrease)	(1,663,492)	4,252,615	(116,421)	1,167,710

See notes to financial statements.

GuideMark® Funds & GuidePath® Funds

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Flexible Income Allocation Fund		Managed Futures Strategy Fund[1]
	Period Ended September 30, 2019	Year Ended March 31, 2019	Period Ended September 30, 2019	Year Ended March 31, 2019
	(Unaudited)		(Unaudited)
OPERATIONS:
Net investment income	$936,927	$1,939,884	$378,082	$726,192
Net realized gain (loss) on investment transactions	(67,375)	(1,770,670)	22,638,732	(15,738,545)
Net change in unrealized appreciation (depreciation) on investments	(1,249,282)	934,092	(6,307,915)	6,159,345

Net increase (decrease) in net assets resulting from operations	(379,730)	1,103,306	16,708,899	(8,853,008)

CAPITAL SHARE TRANSACTIONS:
Institutional Shares
Shares sold	10,100	9,093	623,455	1,442,410
Shares issued to holders in reinvestment of dividends	504	3,453	—	—
Shares redeemed	(429)	(209,840)	(198,557)	(1,630,704)

Net increase (decrease)	10,175	(197,294)	424,898	(188,294)

Service Shares
Shares sold	46,405,065	30,258,355	115,818,065	238,690,777
Shares issued to holders in reinvestment of dividends	977,950	2,012,768	—	—
Shares redeemed	(11,500,656)	(26,864,526)	(41,761,090)	(194,867,711)

Net increase	35,882,359	5,406,597	74,056,975	43,823,066

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Net dividends and distributions – Institutional Shares	(504)	(3,453)	—	—
Net dividends and distributions – Service Shares	(977,950)	(2,012,768)	—	—

Total dividends and distributions	(978,454)	(2,016,221)	—	—

INCREASE IN NET ASSETS	34,534,350	4,296,388	91,190,772	34,781,764
NET ASSETS:
Beginning of year	59,767,357	55,470,969	157,359,060	122,577,296

End of year	$94,301,707	$59,767,357	$248,549,832	$157,359,060

CHANGES IN SHARES OUTSTANDING
Institutional Shares
Shares sold	1,036	956	69,673	184,502
Shares issued to holders in reinvestment of dividends	54	365	—	—
Shares redeemed	(44)	(21,972)	(21,837)	(205,481)

Net increase (decrease)	1,046	(20,651)	47,836	(20,979)

CHANGES IN SHARES OUTSTANDING
Service Shares
Shares sold	4,763,766	3,205,358	13,336,662	30,855,930
Shares issued to holders in reinvestment of dividends	104,988	214,060	—	—
Shares redeemed	(1,213,762)	(2,841,102)	(4,830,754)	(25,285,394)

Net increase	3,654,992	578,316	8,505,908	5,570,536

[1]	Consolidated Statements of Changes in Net Assets (see note 3b).

See notes to financial statements.

GuideMark® Funds & GuidePath® Funds

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Conservative Income Fund		Income Fund
	Period Ended September 30, 2019	April 30, 2018[1] Through March 31, 2019	Period Ended September 30, 2019	April 30, 2018[1] Through March 31, 2019
	(Unaudited)		(Unaudited)
OPERATIONS:
Net investment income	$33,087	$2,172	$183,451	$3,295
Net realized gain (loss) on investment transactions	(683)	(468)	(183)	9,932
Net change in unrealized appreciation on investments	8,668	1,096	428,477	43,889

Net increase in net assets resulting from operations	41,072	2,800	611,745	57,116

CAPITAL SHARE TRANSACTIONS:
Shares sold	5,151,247	1,046,413	18,657,398	5,811,520
Shares issued to holders in reinvestment of dividends	32,908	1,400	185,661	3,522
Shares redeemed	(1,131,307)	(75,686)	(958,078)	(2,249,008)

Net increase	4,052,848	972,127	17,884,981	3,566,034

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Net dividends and distributions	(32,908)	(1,400)	(185,661)	(3,522)

Total dividends and distributions	(32,908)	(1,400)	(185,661)	(3,522)

INCREASE IN NET ASSETS	4,061,012	973,527	18,311,065	3,619,628
NET ASSETS:
Beginning of year	973,527	—	3,619,628	—

End of year	$5,034,539	$973,527	$21,930,693	$3,619,628

CHANGES IN SHARES OUTSTANDING
Shares sold	514,411	104,932	1,852,452	593,250
Shares issued to holders in reinvestment of dividends	3,286	140	18,268	358
Shares redeemed	(112,922)	(7,597)	(94,566)	(227,678)

Net increase	404,775	97,475	1,776,154	365,930

[1]Commencement	of Operations.

See notes to financial statements.

GuideMark® Funds & GuidePath® Funds

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Growth & Income Fund
	Period Ended September 30, 2019	April 30, 2018[1] Through March 31, 2019
	(Unaudited)
OPERATIONS:
Net investment income	$159,119	$7,702
Net realized loss on investment transactions	(192,228)	(2,711)
Net change in unrealized appreciation on investments	469,886	21,917

Net increase in net assets resulting from operations	436,777	26,908

CAPITAL SHARE TRANSACTIONS:
Shares sold	21,356,116	4,494,615
Shares issued to holders in reinvestment of dividends	157,969	5,095
Shares redeemed	(1,213,968)	(2,463)

Net increase	20,300,117	4,497,247

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Net dividends and distributions	(157,969)	(5,095)

Total dividends and distributions	(157,969)	(5,095)

INCREASE IN NET ASSETS	20,578,925	4,519,060
NET ASSETS:
Beginning of year	4,519,060	—

End of year	$25,097,985	$4,519,060

CHANGES IN SHARES OUTSTANDING
Shares sold	2,181,943	462,166
Shares issued to holders in reinvestment of dividends	15,969	523
Shares redeemed	(124,133)	(253)

Net increase	2,073,779	462,436

[1]Commencement	of Operations.

See notes to financial statements.

GuideMark® Funds & GuidePath® Funds

FINANCIAL HIGHLIGHTS

	Large Cap Core Fund
	Institutional
	Period Ended September 30, 2019		Year Ended March 31, 2019	Year Ended March 31, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016	Year Ended March 31, 2015
	(Unaudited)
Per share data for a share of capital stock outstanding for the entire period and selected information for the period are as follows:
Net asset value, beginning of period	$18.650		$17.755	$16.140	$14.85	$15.29	$13.67
Income from investment operations:
Net investment income	0.112	[1]	0.175 [1]	0.157 [1]	0.20 [1]	0.13 [1]	0.14
Net realized and unrealized gains (losses) on investments	0.650		1.194	2.280	1.62	(0.06)[2]	1.57

Total from investment operations	0.762		1.369	2.437	1.82	0.07	1.71

Less distributions:
Dividends from net investment income	—		(0.191)	(0.163)	(0.19)	(0.11)	(0.09)
Dividends from net realized gains	—		(0.283)	(0.659)	(0.34)	(0.40)	—

Total distributions	—		(0.474)	(0.822)	(0.53)	(0.51)	(0.09)

Net asset value, end of period	$19.412		$18.650	$17.755	$16.14	$14.85	$15.29

Total return	4.09%[4]		8.09%	15.10%	12.46%	0.47%	12.51%
Supplemental data and ratios:
Net assets, end of period	$975,826		$538,016	$821,049	$42,855,994	$31,353,268	$44,686,597
Ratio of expenses to average net assets
Before expense reimbursement (recapture) and securities lending credit including interest expense[3]	0.61%[5]		0.63%	0.65%	0.66%	0.80%	0.87%
After expense reimbursement (recapture) and securities lending credit including interest expense[3]	0.59%[5]		0.60%	0.60%	0.59%	0.76%	0.85%
Before expense reimbursement (recapture) and securities lending credit excluding interest expense	0.61%[5]		0.63%	0.65%	0.66%	0.80%	0.87%
After expense reimbursement (recapture) and securities lending credit excluding interest expense	0.59%[5]		0.60%	0.60%	0.59%	0.76%	0.85%
Ratio of net investment income to average net assets
Before expense reimbursement (recapture) and securities lending credit	1.15%[5]		0.91%	0.91%	1.23%	0.79%	0.88%
After expense reimbursement (recapture) and securities lending credit	1.17%[5]		0.94%	0.96%	1.30%	0.83%	0.90%
Portfolio turnover rate	8.86%[4]		45.31%	55.07%	90.46%	115.67%	53.23%

Portfolio Turnover is calculated for the Fund as a whole.

[1]	Net investment income per share has been calculated based on average shares outstanding during the period.
[2]

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the year, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

[3]	Includes interest expense where applicable. See Note 6 in the Notes to the Financial Statements.
[4]	Not Annualized.
[5]	Annualized.

See notes to financial statements.

GuideMark® Funds & GuidePath® Funds

FINANCIAL HIGHLIGHTS

	Large Cap Core Fund
	Service
	Period Ended September 30, 2019		Year Ended March 31, 2019	Year Ended March 31, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016	Year Ended March 31, 2015
	(Unaudited)
Per share data for a share of capital stock outstanding for the entire period and selected information for the period are as follows:
Net asset value, beginning of period	$18.401		$17.503	$15.930	$14.68	$15.14	$13.56
Income from investment operations:
Net investment income	0.054	[1]	0.073 [1]	0.074 [1]	0.11 [1]	0.07 [1]	0.05
Net realized and unrealized gains (losses) on investments	0.642		1.184	2.241	1.59	(0.08)[2]	1.56

Total from investment operations	0.696		1.257	2.315	1.70	(0.01)	1.61

Less distributions:
Dividends from net investment income	—		(0.076)	(0.083)	(0.11)	(0.05)	(0.03)
Dividends from net realized gains	—		(0.283)	(0.659)	(0.34)	(0.40)	—

Total distributions	—		(0.359)	(0.742)	(0.45)	(0.45)	(0.03)

Net asset value, end of period	$19.097		$18.401	$17.503	$15.93	$14.68	$15.14

Total return	3.78%[4]		7.47%	14.53%	11.74%	(0.08)%	11.87%
Supplemental data and ratios:
Net assets, end of period	$421,450,667		$332,500,169	$306,450,000	$159,857,853	$218,788,468	$168,457,719
Ratio of expenses to average net assets
Before expense reimbursement (recapture) and securities lending credit including interest expense[3]	1.19%[5]		1.22%	1.21%	1.23%	1.33%	1.44%
After expense reimbursement (recapture) and securities lending credit including interest expense[3]	1.17%[5]		1.19%	1.17%	1.16%	1.27%	1.45%
Before expense reimbursement (recapture) and securities lending credit excluding interest expense	1.19%[5]		1.22%	1.21%	1.23%	1.33%	1.44%
After expense reimbursement (recapture) and securities lending credit excluding interest expense	1.17%[5]		1.19%	1.17%	1.16%	1.27%	1.45%
Ratio of net investment income (loss) to average net assets
Before expense reimbursement (recapture) and securities lending credit	0.55%[5]		0.37%	0.40%	0.65%	0.41%	0.32%
After expense reimbursement (recapture) and securities lending credit	0.57%[5]		0.40%	0.44%	0.72%	0.47%	0.31%
Portfolio turnover rate	8.86%[4]		45.31%	55.07%	90.46%	115.67%	53.23%

Portfolio Turnover is calculated for the Fund as a whole.

[1]	Net investment income per share has been calculated based on average shares outstanding during the period.
[2]

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the year, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

[3]	Includes interest expense where applicable. See Note 6 in the Notes to the Financial Statements.
[4]	Not Annualized.
[5]	Annualized.

See notes to financial statements.

GuideMark® Funds & GuidePath® Funds

FINANCIAL HIGHLIGHTS

	Emerging Markets Fund
	Institutional
	Period Ended September 30, 2019	Year Ended March 31, 2019	Year Ended March 31, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016	Year Ended March 31, 2015
	(Unaudited)
Per share data for a share of capital stock outstanding for the entire period and selected information for the period are as follows:
Net asset value, beginning of period	$12.851	$16.577	$13.460	$11.37	$12.46	$11.73
Income from investment operations:
Net investment income	0.151 [1]	0.190 [1]	0.254 [1]	0.14 [1]	0.16 [1]	0.21
Net realized and unrealized gains (losses) on investments	(0.462)	(1.983)	3.049	2.05	(1.03)	0.74

Total from investment operations	(0.311)	(1.793)	3.303	2.19	(0.87)	0.95

Less distributions:
Dividends from net investment income	—	(1.263)	(0.186)	(0.10)	(0.22)	(0.22)
Dividends from net realized gains	—	(0.670)	—	—	—	—

Total distributions	—	(1.933)	(0.186)	(0.10)	(0.22)	(0.22)

Net asset value, end of period	$12.540	$12.851	$16.577	$13.46	$11.37	$12.46

Total return	(2.42)%[5]	(9.53)%	24.52%[3]	19.61%	(6.98)%	8.08%
Supplemental data and ratios:
Net assets, end of period	$9,743	$9,985	$11,036	$11,925,354	$6,081,265	$60,596,893
Ratio of expenses to average net assets
Before expense reimbursement (recapture) and securities lending credit including interest expense[2]	1.19%[4]	1.09%	1.01%[4]	1.06%	0.88%	0.86%
After expense reimbursement (recapture) and securities lending credit including interest expense[2]	1.05%[4]	1.06%	1.00%[4]	1.05%	0.84%	0.84%
Before expense reimbursement (recapture) and securities lending credit excluding interest expense	1.19%[4]	1.08%	1.01%[4]	1.06%	0.88%	0.86%
After expense reimbursement (recapture) and securities lending credit excluding interest expense	1.05%[4]	1.05%	1.00%[4]	1.05%	0.84%	0.84%
Ratio of net investment income to average net assets
Before expense reimbursement (recapture) and securities lending credit	2.24%[4]	1.30%	2.13%[4]	1.10%	1.25%	1.87%
After expense reimbursement (recapture) and securities lending credit	2.38%[4]	1.33%	2.14%[4]	1.11%	1.29%	1.89%
Portfolio turnover rate	24.14%[5]	47.18%	30.97%	60.19%	152.82%	31.33%

Portfolio Turnover is calculated for the Fund as a whole.

[1]	Net investment income per share has been calculated based on average shares outstanding during the period.
[2]	Includes interest expense where applicable. See Note 6 in the Notes to the Financial Statements.
[3]

During the period August 3, 2017 through September 25, 2017, there were no Institutional Shares of the Fund outstanding. Performance information provided for the Institutional Shares during that period reflects the last calculated net asset value of the Institutional Shares on August 2, 2017, without any adjustments. Had there been Institutional Shares outstanding during the period August 3, 2017 through September 25, 2017, their annual returns would have been substantially similar to those of the Service Shares of the Fund because they would have been invested in the same portfolio securities, but would have differed to the extent that the classes have different expenses. Because the Service Shares have higher expenses than the Institutional Shares, the returns of the Service Shares would have been lower than the returns of the Institutional Shares during the same period.

[4]	Annualized.
[5]	Not Annualized.

See notes to financial statements.

GuideMark® Funds & GuidePath® Funds

FINANCIAL HIGHLIGHTS

	Emerging Markets Fund
	Service
	Period Ended September 30, 2019	Year Ended March 31, 2019	Year Ended March 31, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016	Year Ended March 31, 2015
	(Unaudited)
Per share data for a share of capital stock outstanding for the entire period and selected information for the period are as follows:
Net asset value, beginning of period	$13.278	$17.063	$13.600	$11.49	$12.57	$11.84
Income from investment operations:
Net investment income	0.114 [1]	0.109 [1]	0.096 [1]	0.09 [1]	0.06 [1]	0.15
Net realized and unrealized gains (losses) on investments	(0.476)	(2.028)	3.485	2.06	(0.99)	0.73

Total from investment operations	(0.362)	(1.919)	3.581	2.15	(0.93)	0.88

Less distributions:
Dividends from net investment income	—	(1.196)	(0.118)	(0.04)	(0.15)	(0.15)
Dividends from net realized gains	—	(0.670)	—	—	—	—

Total distributions	—	(1.866)	(0.118)	(0.04)	(0.15)	(0.15)

Net asset value, end of period	$12.916	$13.278	$17.063	$13.60	$11.49	$12.57

Total return	(2.73)%[3]	(10.05)%	26.37%	18.78%	(7.38)%	7.46%
Supplemental data and ratios:
Net assets, end of period	$80,939,099	$85,623,549	$109,589,630	$106,077,974	$118,224,652	$161,242,899
Ratio of expenses to average net assets
Before expense reimbursement (recapture) and securities lending credit including interest expense[2]	1.78%[4]	1.69%	1.58%	1.64%	1.52%	1.43%
After expense reimbursement (recapture) and securities lending credit including interest expense[2]	1.65%[4]	1.66%	1.57%	1.63%	1.48%	1.41%
Before expense reimbursement (recapture) and securities lending credit excluding interest expense	1.78%[4]	1.68%	1.58%	1.64%	1.52%	1.43%
After expense reimbursement (recapture) and securities lending credit excluding interest expense	1.65%[4]	1.65%	1.57%	1.63%	1.48%	1.41%
Ratio of net investment income to average net assets
Before expense reimbursement (recapture) and securities lending credit	1.62%[4]	0.72%	0.61%	0.73%	0.44%	1.30%
After expense reimbursement (recapture) and securities lending credit	1.75%[4]	0.75%	0.62%	0.74%	0.48%	1.32%
Portfolio turnover rate	24.14%[3]	47.18%	30.97%	60.19%	152.82%	31.33%

Portfolio Turnover is calculated for the Fund as a whole.

[1]	Net investment income per share has been calculated based on average shares outstanding during the period.
[2]	Includes interest expense where applicable. See Note 6 in the Notes to the Financial Statements.
[3]	Not Annualized.
[4]	Annualized.

See notes to financial statements.

GuideMark® Funds & GuidePath® Funds

FINANCIAL HIGHLIGHTS

	Small/Mid Cap Core Fund
	Service
	Period Ended September 30, 2019	Year Ended March 31, 2019	Year Ended March 31, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016	Year Ended March 31, 2015
	(Unaudited)
Per share data for a share of capital stock outstanding for the entire period and selected information for the period are as follows:
Net asset value, beginning of period	$14.385	$14.908	$17.860	$14.96	$17.31	$16.61
Income from investment operations:
Net investment income (loss)	0.003[1]	(0.022)[1]	(0.022)[1]	0.04 [1]	(0.03)[1]	(0.09)
Net realized and unrealized gains (losses) on investments	(0.016)	0.348	2.259	2.91	(1.90)	1.91

Total from investment operations	(0.013)	0.326	2.237	2.95	(1.93)	1.82

Less distributions:
Dividends from net investment income	—	—	(0.050)	(0.05)	—	—
Dividends from net realized gains	—	(0.849)	(5.139)	—	(0.42)	(1.12)

Total distributions	—	(0.849)	(5.189)	(0.05)	(0.42)	(1.12)

Net asset value, end of period	$14.372	$14.385	$14.908	$17.86	$14.96	$17.31

Total return	(0.09)%[3]	2.99%	12.45%	19.71%	(11.15)%	11.19%
Supplemental data and ratios:
Net assets, end of period	$64,063,801	$63,904,945	$54,471,360	$50,657,342	$48,196,975	$37,978,078
Ratio of expenses to average net assets
Before expense reimbursement (recapture) and securities lending credit including interest expense[2]	1.52%[4]	1.56%	1.55%	1.50%	1.58%	1.58%
After expense reimbursement (recapture) and securities lending credit including interest expense[2]	1.41%[4]	1.45%	1.39%	1.24%	1.41%	1.59%
Before expense reimbursement (recapture) and securities lending credit excluding interest expense	1.52%[4]	1.56%	1.55%	1.50%	1.58%	1.58%
After expense reimbursement (recapture) and securities lending credit excluding interest expense	1.41%[4]	1.45%	1.39%	1.24%	1.41%	1.59%
Ratio of net investment income to average net assets
Before expense reimbursement (recapture) and securities lending credit	(0.07)%[4]	(0.25)%	(0.29)%	—	(0.32)%	(0.62)%
After expense reimbursement (recapture) and securities lending credit	0.04%[4]	(0.14)%	(0.13)%	0.26%	(0.15)%	(0.63)%
Portfolio turnover rate	17.68%[3]	39.01%	32.87%	42.22%	146.02%	96.24%

[1]	Net investment income/(loss) per share has been calculated based on average shares outstanding during the period.
[2]	Includes interest expense where applicable. See Note 6 in the Notes to the Financial Statements.
[3]	Not Annualized.
[4]	Annualized.

See notes to financial statements.

GuideMark® Funds & GuidePath® Funds

FINANCIAL HIGHLIGHTS

	World ex-US Fund
	Institutional
	Period Ended September 30, 2019		Year Ended March 31, 2019	Year Ended March 31, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016	Year Ended March 31, 2015
	(Unaudited)
Per share data for a share of capital stock outstanding for the entire period and selected information for the period are as follows:
Net asset value, beginning of period	$9.100		$9.759	$8.380	$7.74	$8.75	$8.94
Income from investment operations:
Net investment income	0.129	[1]	0.194 [1]	0.243 [1]	0.15 [1]	0.13 [1]	0.25
Net realized and unrealized gains (losses) on investments	0.029[6]		(0.680)	1.305	0.65	(0.91)	(0.26)

Total from investment operations	0.158		(0.486)	1.548	0.80	(0.78)	(0.01)

Less distributions:
Dividends from net investment income	—		(0.173)	(0.169)	(0.16)	(0.23)	(0.18)

Total distributions	—		(0.173)	(0.169)	(0.16)	(0.23)	(0.18)

Net asset value, end of period	$9.258		$9.100	$9.759	$8.38	$7.74	$8.75

Total return	1.74%[5]		(4.79)%	18.49%[3]	10.48%	(9.00)%	(0.10)%
Supplemental data and ratios:
Net assets, end of period	$140,331		$534,233	$822,817	$75,295,608	$52,879,582	$113,316,485
Ratio of expenses to average net assets
Before expense reimbursement (recapture) and securities lending credit including interest expense[2]	0.77%[4]		0.80%	0.83%[4]	0.84%	0.95%	0.98%
After expense reimbursement (recapture) and securities lending credit including interest expense[2]	0.79%[4]		0.79%	0.79%[4]	0.79%	0.90%	0.98%
Before expense reimbursement (recapture) and securities lending credit excluding interest expense	0.77%[4]		0.80%	0.83%[4]	0.84%	0.95%	0.98%
After expense reimbursement (recapture) and securities lending credit excluding interest expense	0.79%[4]		0.79%	0.79%[4]	0.79%	0.90%	0.98%
Ratio of net investment income to average net assets
Before expense reimbursement (recapture) and securities lending credit	2.82%[4]		2.04%	3.01%[4]	1.83%	1.54%	2.68%
After expense reimbursement (recapture) and securities lending credit	2.80%[4]		2.05%	3.05%[4]	1.88%	1.59%	2.68%
Portfolio turnover rate	9.94%[5]		59.18%	84.22%	60.68%	114.74%	61.84%

Portfolio Turnover is calculated for the Fund as a whole.

[1]	Net investment income per share has been calculated based on average shares outstanding during the period.
[2]	Includes interest expense where applicable. See Note 6 in the Notes to the Financial Statements.
[3]

During the year August 3, 2017 through September 5, 2017 there were no Institutional Shares of the Fund outstanding. Performance information provided for the Institutional Shares during that period reflects the last calculated net asset value of the Institutional Shares on August 2, 2017, without any adjustments. Had there been Institutional Shares outstanding during the period August 3, 2017 through September 5, 2017, their annual returns would have been substantially similar to those of the Service Shares of the Fund because they would have been invested in the same portfolio securities, but would have differed to the extent that the classes have different expenses. Because the Service Shares have higher expenses than the Institutional Shares, the returns of the Service Shares would have been lower than the returns of the Institutional Shares during the same period.

[4]	Annualized.
[5]	Not Annualized.
[6]

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

See notes to financial statements.

GuideMark® Funds & GuidePath® Funds

FINANCIAL HIGHLIGHTS

	World ex-US Fund
	Service
	Period Ended September 30, 2019		Year Ended March 31, 2019	Year Ended March 31, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016	Year Ended March 31, 2015
	(Unaudited)
Per share data for a share of capital stock outstanding for the entire period and selected information for the period are as follows:
Net asset value, beginning of period	$8.856		$9.507	$8.260	$7.66	$8.70	$8.89
Income from investment operations:
Net investment income	0.102	[1]	0.121 [1]	0.087 [1]	0.11 [1]	0.08 [1]	0.17
Net realized and unrealized gains (losses) on investments	0.026[5]		(0.643)	1.296	0.63	(0.91)	(0.23)

Total from investment operations	0.128		(0.522)	1.383	0.74	(0.83)	(0.06)

Less distributions:
Dividends from net investment income	—		(0.129)	(0.136)	(0.14)	(0.21)	(0.13)

Total distributions	—		(0.129)	(0.136)	(0.14)	(0.21)	(0.13)

Net asset value, end of period	$8.984		$8.856	$9.507	$8.26	$7.66	$8.70

Total return	1.46%[3]		(5.36)%	16.76%	9.85%	(9.59)%	(0.68)%
Supplemental data and ratios:
Net assets, end of period	$148,332,754		$216,435,566	$212,049,697	$112,737,823	$135,305,242	$228,832,175
Ratio of expenses to average net assets
Before expense reimbursement (recapture) and securities lending credit including interest expense[2]	1.36%[4]		1.40%	1.38%	1.42%	1.52%	1.55%
After expense reimbursement (recapture) and securities lending credit including interest expense[2]	1.35%[4]		1.39%	1.39%	1.39%	1.52%	1.59%
Before expense reimbursement (recapture) and securities lending credit excluding interest expense	1.36%[4]		1.40%	1.38%	1.42%	1.52%	1.55%
After expense reimbursement (recapture) and securities lending credit excluding interest expense	1.35%[4]		1.39%	1.39%	1.39%	1.52%	1.59%
Ratio of net investment income to average net assets
Before expense reimbursement (recapture) and securities lending credit	2.28%[4]		1.32%	0.95%	1.36%	0.92%	1.96%
After expense reimbursement (recapture) and securities lending credit	2.29%[4]		1.33%	0.94%	1.39%	0.92%	1.92%
Portfolio turnover rate	9.94%[3]		59.18%	84.22%	60.68%	114.74%	61.84%

Portfolio Turnover is calculated for the Fund as a whole.

[1]	Net investment income per share has been calculated based on average shares outstanding during the period.
[2]	Includes interest expense where applicable. See Note 6 in the Notes to the Financial Statements.
[3]	Not Annualized.
[4]	Annualized.
[5]

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

See notes to financial statements.

GuideMark® Funds & GuidePath® Funds

FINANCIAL HIGHLIGHTS

	Core Fixed Income Fund
	Service
	Period Ended September 30, 2019	Year Ended March 31, 2019	Year Ended March 31, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016	Year Ended March 31, 2015
	(Unaudited)
Per share data for a share of capital stock outstanding for the entire period and selected information for the period are as follows:
Net asset value, beginning of period	$9.270	$9.131	$9.320	$9.54	$9.69	$9.39
Income from investment operations:
Net investment income	0.090 [1]	0.176 [1]	0.133 [1]	0.12 [1]	0.12 [1]	0.10
Net realized and unrealized gains (losses) on investments	0.375	0.144	(0.098)	(0.11)	(0.03)	0.33

Total from investment operations	0.465	0.320	0.035	0.01	0.09	0.43

Less distributions:
Dividends from net investment income	(0.101)	(0.181)	(0.168)	(0.17)	(0.13)	(0.12)
Dividends from net realized gains	—	—	(0.056)	(0.06)	(0.11)	(0.01)

Total distributions	(0.101)	(0.181)	(0.224)	(0.23)	(0.24)	(0.13)

Net asset value, end of period	$9.634	$9.270	$9.131	$9.32	$9.54	$9.69

Total return	5.03%[3]	3.57%	0.35%	0.02%	1.01%	4.64%
Supplemental data and ratios:
Net assets, end of period	$137,198,868	$132,792,238	$134,255,059	$137,358,236	$209,252,288	$236,819,684
Ratio of expenses to average net assets
Before expense reimbursement (recapture) and securities lending credit including interest expense[2]	1.32%[4]	1.34%	1.38%	1.36%	1.31%	1.29%
After expense reimbursement (recapture) and securities lending credit including interest expense[2]	1.19%[4]	1.19%	1.26%	1.29%	1.29%	1.29%
Before expense reimbursement (recapture) and securities lending credit excluding interest expense	1.32%[4]	1.34%	1.38%	1.36%	1.31%	1.29%
After expense reimbursement (recapture) and securities lending credit excluding interest expense	1.19%[4]	1.19%	1.26%	1.29%	1.29%	1.29%
Ratio of net investment income to average net assets
Before expense reimbursement (recapture) and securities lending credit	1.77%[4]	1.80%	1.30%	1.14%	1.22%	1.11%
After expense reimbursement (recapture) and securities lending credit	1.90%[4]	1.95%	1.42%	1.21%	1.24%	1.11%
Portfolio turnover rate	139.30%[3]	239.11%	193.12%	164.81%	157.49%	185.11%

[1]	Net investment income/(loss) per share has been calculated based on average shares outstanding during the period.
[2]	Includes interest expense where applicable. See Note 6 in the Notes to the Financial Statements.
[3]	Not Annualized.
[4]	Annualized.

See notes to financial statements.

GuideMark® Funds & GuidePath® Funds

FINANCIAL HIGHLIGHTS

	Tax-Exempt Fixed Income Fund
	Service
	Period Ended September 30, 2019	Year Ended March 31, 2019	Year Ended March 31, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016	Year Ended March 31, 2015
	(Unaudited)
Per share data for a share of capital stock outstanding for the entire period and selected information for the period are as follows:
Net asset value, beginning of period	$11.191	$11.145	$11.220	$11.62	$11.58	$11.18
Income from investment operations:
Net investment income	0.149 [1]	0.335 [1]	0.321 [1]	0.30 [1]	0.31 [1]	0.32
Net realized and unrealized gains (losses) on investments	0.277	0.072	(0.074)	(0.38)	0.06	0.40

Total from investment operations	0.426	0.407	0.247	(0.08)	0.37	0.72

Less distributions:
Dividends from net investment income	(0.148)	(0.347)	(0.322)	(0.32)	(0.33)	(0.32)
Dividends from net realized gains	—	(0.014)	—	—	—	—

Total distributions	(0.148)	(0.361)	(0.322)	(0.32)	(0.33)	(0.32)

Net asset value, end of period	$11.469	$11.191	$11.145	$11.22	$11.62	$11.58

Total return	3.82%[3]	3.72%	2.28%	(0.82)%	3.22%	6.45%
Supplemental data and ratios:
Net assets, end of period	$25,354,981	$25,310,450	$27,829,032	$30,317,261	$49,084,900	$65,682,169
Ratio of expenses to average net assets
Before expense reimbursement (recapture) and securities lending credit including interest expense[2]	1.55%[4]	1.54%	1.48%	1.43%	1.42%	1.38%
After expense reimbursement (recapture) and securities lending credit including interest expense[2]	1.29%[4]	1.29%	1.29%	1.29%	1.28%	1.29%
Before expense reimbursement (recapture) and securities lending credit excluding interest expense	1.55%[4]	1.54%	1.48%	1.43%	1.42%	1.38%
After expense reimbursement (recapture) and securities lending credit excluding interest expense	1.29%[4]	1.29%	1.29%	1.29%	1.28%	1.29%
Ratio of net investment income to average net assets
Before expense reimbursement (recapture)	2.36%[4]	2.77%	2.64%	2.43%	2.53%	2.64%
After expense reimbursement (recapture)	2.62%[4]	3.02%	2.83%	2.57%	2.67%	2.73%
Portfolio turnover rate	17.87%[3]	34.57%	56.73%	14.50%	12.47%	33.29%

[1]	Net investment income per share has been calculated based on average shares outstanding during the period.
[2]	Includes interest expense where applicable. See Note 6 in the Notes to the Financial Statements.
[3]	Not Annualized.
[4]	Annualized.

See notes to financial statements.

GuideMark® Funds & GuidePath® Funds

FINANCIAL HIGHLIGHTS

	Opportunistic Fixed Income Fund
	Institutional
	Period Ended September 30, 2019	Year Ended March 31, 2019	Year Ended March 31, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016	Year Ended March 31, 2015
	(Unaudited)
Per share data for a share of capital stock outstanding for the entire period and selected information for the period are as follows:
Net asset value, beginning of period	$8.484	$8.835	$9.460	$9.05	$9.53	$9.94
Income from investment operations:
Net investment income	0.229[1]	0.437 [1]	0.427 [1]	0.46 [1]	0.36 [1]	0.41
Net realized and unrealized gains (losses) on investments	(0.216)	(0.213)	(0.250)	0.30	(0.76)	(0.32)

Total from investment operations	0.013	0.224	0.177	0.76	(0.40)	0.09

Less distributions:
Dividends from net investment income	(0.121)	(0.575)	(0.802)	(0.35)	(0.08)	(0.50)

Total distributions	(0.121)	(0.575)	(0.802)	(0.35)	(0.08)	(0.50)

Net asset value, end of period	$8.376	$8.484	$8.835	$9.46	$9.05	$9.53

Total return	0.13%[3]	2.65%	1.81%	8.77%	(4.22)%	0.88%
Supplemental data and ratios:
Net assets, end of period	$378,596	$376,752	$354,392	$9,316,917	$8,572,900	$50,593,107
Ratio of expenses to average net assets
Before expense reimbursement (recapture) including interest expense[2]	1.37%[4]	1.33%	1.34%	1.21%	1.13%	1.08%
After expense reimbursement (recapture) including interest expense[2]	0.95%[4]	0.95%	0.95%	0.95%	0.99%	1.05%
Before expense reimbursement (recapture) excluding interest expense	1.37%[4]	1.33%	1.34%	1.21%	1.13%	1.08%
After expense reimbursement (recapture) excluding interest expense	0.95%[4]	0.95%	0.95%	0.95%	0.99%	1.05%
Ratio of net investment income to average net assets
Before expense reimbursement (recapture)	4.96%[4]	4.63%	4.16%	4.78%	3.71%	3.84%
After expense reimbursement (recapture)	5.38%[4]	5.01%	4.55%	5.04%	3.85%	3.87%
Portfolio turnover rate	12.97%[3]	24.46%	33.85%	33.77%	41.12%	39.66%

Portfolio Turnover is calculated for the Fund as a whole.

[1]	Net investment income per share has been calculated based on average shares outstanding during the period.
[2]	Includes interest expense where applicable. See Note 6 in the Notes to the Financial Statements.
[3]	Not Annualized.
[4]	Annualized.

See notes to financial statements.

GuideMark® Funds & GuidePath® Funds

FINANCIAL HIGHLIGHTS

	Opportunistic Fixed Income Fund
	Service
	Period Ended September 30, 2019	Year Ended March 31, 2019	Year Ended March 31, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016	Year Ended March 31, 2015
	(Unaudited)
Per share data for a share of capital stock outstanding for the entire period and selected information for the period are as follows:
Net asset value, beginning of period	$8.458	$8.932	$9.560	$9.05	$9.55	$9.93
Income from investment operations:
Net investment income	0.201[1]	0.371 [1]	0.391 [1]	0.40 [1]	0.30 [1]	0.33
Net realized and unrealized gains (losses) on investments	(0.213)	(0.322)	(0.259)	0.32	(0.72)	(0.29)

Total from investment operations	(0.012)	0.049	0.132	0.72	(0.42)	0.04

Less distributions:
Dividends from net investment income	(0.109)	(0.523)	(0.760)	(0.21)	(0.08)	(0.42)

Total distributions	(0.109)	(0.523)	(0.760)	(0.21)	(0.08)	(0.42)

Net asset value, end of period	$8.337	$8.458	$8.932	$9.56	$9.05	$9.55

Total return	-0.17%[3]	0.64%	1.29%	8.20%	(4.44)%	0.33%
Supplemental data and ratios:
Net assets, end of period	$51,058,941	$50,858,136	$54,554,489	$57,384,791	$78,168,300	$151,883,107
Ratio of expenses to average net assets
Before expense reimbursement (recapture) including interest expense[2]	1.94%[4]	1.90%	1.90%	1.78%	1.68%	1.66%
After expense reimbursement (recapture) including interest expense[2]	1.55%[4]	1.55%	1.55%	1.55%	1.55%	1.55%
Before expense reimbursement (recapture) excluding interest expense	1.94%[4]	1.90%	1.90%	1.78%	1.68%	1.66%
After expense reimbursement (recapture) excluding interest expense	1.55%[4]	1.55%	1.55%	1.55%	1.55%	1.55%
Ratio of net investment income to average net assets
Before expense reimbursement (recapture)	4.36%[4]	3.91%	3.87%	4.17%	3.08%	3.28%
After expense reimbursement (recapture)	4.75%[4]	4.26%	4.22%	4.40%	3.21%	3.39%
Portfolio turnover rate	24.46%[3]	24.46%	33.85%	33.77%	41.12%	39.66%

Portfolio Turnover is calculated for the Fund as a whole.

[1]	Net investment income per share has been calculated based on average shares outstanding during the period.
[2]	Includes interest expense where applicable. See Note 6 in the Notes to the Financial Statements.
[3]	Not Annualized.
[4]	Annualized.

See notes to financial statements.

GuideMark® Funds & GuidePath® Funds

FINANCIAL HIGHLIGHTS

	Growth Allocation Fund
	Institutional
	Period Ended September 30, 2019		Year Ended March 31, 2019	Year Ended March 31, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016	Year Ended March 31, 2015
	(Unaudited)
Per share data for a share of capital stock outstanding for the entire period and selected information for the period are as follows:
Net asset value, beginning of period	$11.553		$11.534	$11.340	$10.46	$11.65	$11.45
Income from investment operations:
Net investment income	0.086	[1]	0.227 [1]	0.236 [1]	0.19 [1]	0.20 [1]	0.16
Net realized and unrealized gains (losses) on investments	0.211		(0.003)[5]	1.466	1.20	(1.02)	0.41

Total from investment operations	0.297		0.224	1.702	1.39	(0.82)	0.57

Less distributions:
Dividends from net investment income	—		(0.193)	(0.210)	(0.20)	(0.16)	(0.19)
Dividends from net realized gains	—		(0.012)	(1.298)	(0.31)	(0.21)	(0.18)

Total distributions	—		(0.205)	(1.508)	(0.51)	(0.37)	(0.37)

Net asset value, end of period	$11.850		$11.553	$11.534	$11.34	$10.46	$11.65

Total return	2.57%[6]		2.22%	14.90%	13.54%	(7.11)%	5.04%
Supplemental data and ratios:
Net assets, end of period	$5,244,796		$5,450,557	$6,646,937	$13,176,782	$10,968,769	$7,737,997
Ratio of expenses to average net assets[2]
Before expense reimbursement (recapture) and securities lending credit including interest expense[3]	0.39%[7]		0.40%	0.40%	0.42%	0.43%	0.41%
After expense reimbursement (recapture) and securities lending credit including interest expense[3]	0.36%[7]		0.35%	0.35%	0.32%	0.31%	0.34%
Before expense reimbursement (recapture) and securities lending credit excluding interest expense	0.38%[7]		0.39%	0.40%	0.42%	0.43%	0.41%
After expense reimbursement (recapture) and securities lending credit excluding interest expense	0.35%[7]		0.34%	0.35%	0.32%	0.31%	0.34%
Ratio of net investment income to average net assets[4]
Before expense reimbursement (recapture) and securities lending credit	1.44%[7]		1.92%	1.91%	1.64%	1.67%	1.63%
After expense reimbursement (recapture) and securities lending credit	1.47%[7]		1.97%	1.96%	1.74%	1.79%	1.70%
Portfolio turnover rate	23.67%[6]		53.89%	70.47%	42.81%	84.98%	11.96%

Portfolio Turnover is calculated for the Fund as a whole.

[1]	Net investment income per share has been calculated based on average shares outstanding during the period.
[2]	These ratios exclude the impact of the expenses of the underlying investment companies and exchange-traded funds in which the Fund invests.
[3]	Includes interest expense where applicable. See Note 6 in the Notes to the Financial Statements.
[4]

Recognition of the net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies and exchange-traded funds in which the Fund invests.

[5]

Realized and unrealized gains and losses per shares in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the year, and may not reconcile with aggregate gains and losses in the Statement of Operations due to share transactions for the period.

[6]	Not Annualized.
[7]	Annualized.

See notes to financial statements.

GuideMark® Funds & GuidePath® Funds

FINANCIAL HIGHLIGHTS

	Growth Allocation Fund
	Service
	Period Ended September 30, 2019		Year Ended March 31, 2019	Year Ended March 31, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016	Year Ended March 31, 2015
	(Unaudited)
Per share data for a share of capital stock outstanding for the entire period and selected information for the period are as follows:
Net asset value, beginning of period	$11.477		$11.458	$11.290	$10.42	$11.62	$11.43
Income from investment operations:
Net investment income	0.052	[1]	0.160 [1]	0.152 [1]	0.12 [1]	0.13 [1]	0.12
Net realized and unrealized gains (losses) on investments	0.207		0.003 [5]	1.467	1.20	(1.02)	0.38

Total from investment operations	0.259		0.163	1.619	1.32	(0.89)	0.50

Less distributions:
Dividends from net investment income	—		(0.132)	(0.153)	(0.14)	(0.10)	(0.13)
Dividends from net realized gains	—		(0.012)	(1.298)	(0.31)	(0.21)	(0.18)

Total distributions	—		(0.144)	(1.451)	(0.45)	(0.31)	(0.31)

Net asset value, end of period	$11.736		$11.477	$11.458	$11.29	$10.42	$11.62

Total return	2.26%[6]		1.61%	14.22%	12.91%	(7.67)%	4.47%
Supplemental data and ratios:
Net assets, end of period	$803,372,493		$788,314,442	$611,928,879	$551,141,139	$383,423,651	$259,838,374
Ratio of expenses to average net assets[2]
Before expense reimbursement (recapture) and securities lending credit including interest expense[3]	0.99%[7]		1.00%	1.00%	1.01%	1.02%	1.00%
After expense reimbursement (recapture) and securities lending credit including interest expense[3]	0.95%[7]		0.95%	0.95%	0.92%	0.91%	0.95%
Before expense reimbursement (recapture) and securities lending credit excluding interest expense	0.99% [7]		0.99%	0.99%	1.01%	1.02%	1.00%
After expense reimbursement (recapture) and securities lending credit excluding interest expense	0.95%[7]		0.94%	0.94%	0.92%	0.91%	0.95%
Ratio of net investment income to average net assets[4]
Before expense reimbursement (recapture) and securities lending credit	0.85%[7]		1.35%	1.22%	0.99%	1.05%	0.94%
After expense reimbursement (recapture) and securities lending credit	0.89%[7]		1.40%	1.27%	1.08%	1.16%	0.99%
Portfolio turnover rate	23.67%[6]		53.89%	70.47%	42.81%	84.98%	11.96%

Portfolio Turnover is calculated for the Fund as a whole.

[1]	Net investment income per share has been calculated based on average shares outstanding during the period.
[2]	These ratios exclude the impact of the expenses of the underlying investment companies and exchange-traded funds in which the Fund invests.
[3]	Includes interest expense where applicable. See Note 6 in the Notes to the Financial Statements.
[4]

Recognition of the net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies and exchange-traded funds in which the Fund invests.

[5]

Realized and unrealized gains and losses per shares in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the year, and may not reconcile with aggregate gains and losses in the Statement of Operations due to share transactions for the period.

[6]	Not Annualized.
[7]	Annualized.

See notes to financial statements.

GuideMark® Funds & GuidePath® Funds

FINANCIAL HIGHLIGHTS

	Conservative Allocation Fund
	Institutional
	Period Ended September 30, 2019		Year Ended March 31, 2019	Year Ended March 31, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016	Year Ended March 31, 2015
	(Unaudited)
Per share data for a share of capital stock outstanding for the entire period and selected information for the period are as follows:
Net asset value, beginning of period	$9.677		$9.538	$9.100	$9.51	$11.26	$11.39
Income from investment operations:
Net investment income	0.146	[1]	0.255 [1]	0.204 [1]	0.19 [1]	0.16 [1]	0.26
Net realized and unrealized gains (losses) on investments	0.326		0.104	0.442	0.35	(0.89)	0.41

Total from investment operations	0.472		0.359	0.646	0.54	(0.73)	0.67

Less distributions:
Dividends from net investment income	—		(0.205)	(0.187)	—	(0.14)	(0.25)
Dividends from net realized gains	—		(0.015)	(0.021)	(0.95)	(0.88)	(0.55)

Total distributions	—		(0.220)	(0.208)	(0.95)	(1.02)	(0.80)

Net asset value, end of period	$10.149		$9.677	$9.538	$9.10	$9.51	$11.26

Total return	4.88%[5]		3.97%	7.07%	6.09%	(6.65)%	6.01%
Supplemental data and ratios:
Net assets, end of period	$2,180,520		$2,268,382	$3,140,896	$4,966,270	$4,220,428	$6,173,168
Ratio of expenses to average net assets[2]
Before expense reimbursement (recapture) and securities lending credit including interest expense[3]	0.41%[6]		0.42%	0.44%	0.51%	0.47%	0.42%
After expense reimbursement (recapture) and securities lending credit including interest expense[3]	0.10%[6]		0.10%	0.27%	0.30%	0.37%	0.37%
Before expense reimbursement (recapture) and securities lending credit excluding interest expense	0.41%[6]		0.42%	0.44%	0.51%	0.47%	0.42%
After expense reimbursement (recapture) and securities lending credit excluding interest expense	0.10%[6]		0.10%	0.27%	0.30%	0.37%	0.37%
Ratio of net investment income to average net assets[4]
Before expense reimbursement (recapture) and securities lending credit	2.64%[6]		2.35%	1.97%	1.78%	1.39%	1.96%
After expense reimbursement (recapture) and securities lending credit	2.95%[6]		2.67%	2.14%	1.99%	1.49%	2.01%
Portfolio turnover rate	26.88%[5]		69.19%	30.27%	44.43%	130.77%	38.36%

Portfolio Turnover is calculated for the Fund as a whole.

[1]	Net investment income per share has been calculated based on average shares outstanding during the period.
[2]	These ratios exclude the impact of the expenses of the underlying investment companies and exchange-traded funds in which the Fund invests.
[3]	Includes interest expense where applicable. See Note 6 in the Notes to the Financial Statements.
[4]

Recognition of the net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies and exchange-traded funds in which the Fund invests.

[5]	Not Annualized.
[6]	Annualized.

See notes to financial statements.

GuideMark® Funds & GuidePath® Funds

FINANCIAL HIGHLIGHTS

	Conservative Allocation Fund
	Service
	Period Ended September 30, 2019		Year Ended March 31, 2019	Year Ended March 31, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016	Year Ended March 31, 2015
	(Unaudited)
Per share data for a share of capital stock outstanding for the entire period and selected information for the period are as follows:
Net asset value, beginning of period	$9.617		$9.482	$9.060	$9.53	$11.29	$11.39
Income from investment operations:
Net investment income	0.116	[1]	0.196 [1]	0.143 [1]	0.12 [1]	0.09 [1]	0.15
Net realized and unrealized gains (losses) on investments	0.323		0.107	0.438	0.36	(0.89)	0.46

Total from investment operations	0.439		0.303	0.581	0.48	(0.80)	0.61

Less distributions:
Dividends from net investment income	—		(0.153)	(0.138)	—	(0.08)	(0.16)
Dividends from net realized gains	—		(0.015)	(0.021)	(0.95)	(0.88)	(0.55)

Total distributions	—		(0.168)	(0.159)	(0.95)	(0.96)	(0.71)

Net asset value, end of period	$10.056		$9.617	$9.482	$9.06	$9.53	$11.29

Total return	4.56%[5]		3.35%	6.39%	5.44%	(7.18)%	5.42%
Supplemental data and ratios:
Net assets, end of period	$343,591,359		$337,130,990	$268,079,977	$110,985,447	$51,768,546	$174,138,417
Ratio of expenses to average net assets[2]
Before expense reimbursement (recapture) and securities lending credit including interest expense[3]	1.01%[6]		1.02%	1.03%	1.10%	1.05%	1.01%
After expense reimbursement (recapture) and securities lending credit including interest expense[3]	0.70%[6]		0.70%	0.83%	0.89%	0.99%	1.00%
Before expense reimbursement (recapture) and securities lending credit excluding interest expense	1.01%[6]		1.02%	1.03%	1.10%	1.05%	1.01%
After expense reimbursement (recapture) and securities lending credit excluding interest expense	0.70%[6]		0.70%	0.83%	0.89%	0.99%	1.00%
Ratio of net investment income to average net assets[4]
Before expense reimbursement (recapture) and securities lending credit	2.05%[6]		1.75%	1.31%	1.10%	0.79%	1.17%
After expense reimbursement (recapture) and securities lending credit	2.36%[6]		2.07%	1.51%	1.31%	0.85%	1.18%
Portfolio turnover rate	26.88%[5]		69.19%	30.27%	44.43%	130.77%	38.36%

Portfolio Turnover is calculated for the Fund as a whole.

[1]	Net investment income per share has been calculated based on average shares outstanding during the period.
[2]	These ratios exclude the impact of the expenses of the underlying investment companies and exchange-traded funds in which the Fund invests.
[3]	Includes interest expense where applicable. See Note 6 in the Notes to the Financial Statements.
[4]

Recognition of the net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies and exchange-traded funds in which the Fund invests.

[5]	Not Annualized.
[6]	Annualized.

See notes to financial statements.

GuideMark® Funds & GuidePath® Funds

FINANCIAL HIGHLIGHTS

	Tactical Allocation Fund
	Institutional
	Period Ended September 30, 2019		Year Ended March 31, 2019	Year Ended March 31, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016	Year Ended March 31, 2015
	(Unaudited)
Per share data for a share of capital stock outstanding for the entire period and selected information for the period are as follows:
Net asset value, beginning of period	$10.962		$10.950	$10.250	$9.38	$10.34	$10.80
Income from investment operations:
Net investment income	0.090	[1]	0.138 [1]	0.142 [1]	0.18 [1]	0.13 [1]	0.17
Net realized and unrealized gains (losses) on investments	0.243		0.408	1.078	0.81	(0.97)	0.21

Total from investment operations	0.333		0.546	1.220	0.99	(0.84)	0.38

Less distributions:
Dividends from net investment income	—		(0.128)	(0.393)	(0.12)	(0.02)	(0.20)
Dividends from net realized gains	—		(0.406)	(0.127)	—	(0.10)	(0.64)

Total distributions	—		(0.534)	(0.520)	(0.12)	(0.12)	(0.84)

Net asset value, end of period	$11.295		$10.962	$10.950	$10.25	$9.38	$10.34

Total return	3.04%[5]		5.59%	11.83%	10.63%	(8.18)%	3.63%
Supplemental data and ratios:
Net assets, end of period	$1,683,668		$1,506,030	$1,681,043	$3,767,220	$5,005,303	$5,977,217
Ratio of expenses to average net assets[2]
Before expense reimbursement (recapture) and securities lending credit including interest expense[3]	0.50%[6]		0.51%	0.52%	0.53%	0.51%	0.51%
After expense reimbursement (recapture) and securities lending credit including interest expense[3]	0.46%[6]		0.43%	0.45%	0.40%	0.41%	0.36%
Before expense reimbursement (recapture) and securities lending credit excluding interest expense	0.50%[6]		0.51%	0.52%	0.53%	0.51%	0.51%
After expense reimbursement (recapture) and securities lending credit excluding interest expense	0.46%[6]		0.43%	0.45%	0.40%	0.41%	0.36%
Ratio of net investment income to average net assets[4]
Before expense reimbursement (recapture) and securities lending credit	1.57%[6]		1.15%	1.25%	1.69%	1.20%	2.01%
After expense reimbursement (recapture) and securities lending credit	1.61%[6]		1.23%	1.32%	1.82%	1.30%	2.16%
Portfolio turnover rate	225.72%[5]		336.60%	369.57%	336.50%	348.05%	214.84%

Portfolio	Turnover is calculated for the Fund as a whole.
[1]	Net investment income per share has been calculated based on average shares outstanding during the period.
[2]	These ratios exclude the impact of the expenses of the underlying investment companies and exchange-traded funds in which the Fund invests.
[3]	Includes interest expense where applicable. See Note 6 in the Notes to the Financial Statements.
[4]

Recognition of the net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies and exchange-traded funds in which the Fund invests.

[5]	Not Annualized.
[6]	Annualized.

See notes to financial statements.

GuideMark® Funds & GuidePath® Funds

FINANCIAL HIGHLIGHTS

	Tactical Allocation Fund
	Service
	Period Ended September 30, 2019		Year Ended March 31, 2019	Year Ended March 31, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016	Year Ended March 31, 2015
	(Unaudited)
Per share data for a share of capital stock outstanding for the entire period and selected information for the period are as follows:
Net asset value, beginning of period	$10.919		$10.907	$10.150	$9.32	$10.32	$10.79
Income from investment operations:
Net investment income	0.055	[1]	0.074 [1]	0.082 [1]	0.11 [1]	0.07 [1]	0.15
Net realized and unrealized gains (losses) on investments	0.243		0.410	1.054	0.82	(0.97)	0.17

Total from investment operations	0.298		0.484	1.136	0.93	(0.90)	0.32

Less distributions:
Dividends from net investment income	—		(0.066)	(0.252)	(0.10)	— *	(0.15)
Dividends from net realized gains	—		(0.406)	(0.127)	—	(0.10)	(0.64)

Total distributions	—		(0.472)	(0.379)	(0.10)	(0.10)	(0.79)

Net asset value, end of period	$11.217		$10.919	$10.907	$10.15	$9.32	$10.32

Total return	2.73%[5]		4.96%	11.14%	10.05%	(8.74)%	3.08%
Supplemental data and ratios:
Net assets, end of period	$365,780,083		$341,839,666	$271,460,164	$304,159,564	$393,657,458	$480,492,438
Ratio of expenses to average net assets[2]
Before expense reimbursement (recapture) and securities lending credit including interest expense[3]	1.10%[6]		1.11%	1.11%	1.12%	1.11%	1.10%
After expense reimbursement (recapture) and securities lending credit including interest expense[3]	1.05%[6]		1.03%	1.03%	1.00%	1.01%	0.97%
Before expense reimbursement (recapture) and securities lending credit excluding interest expense	1.10%[6]		1.11%	1.11%	1.12%	1.11%	1.10%
After expense reimbursement (recapture) and securities lending credit excluding interest expense	1.05%[6]		1.03%	1.03%	1.00%	1.01%	0.97%
Ratio of net investment income to average net assets[4]
Before expense reimbursement (recapture) and securities lending credit	0.95%[6]		0.58%	0.69%	1.07%	0.62%	1.30%
After expense reimbursement (recapture) and securities lending credit	1.00%[6]		0.66%	0.77%	1.19%	0.72%	1.43%
Portfolio turnover rate	225.72%[5]		336.60%	369.57%	336.50%	348.05%	214.84%

Portfolio Turnover is calculated for the Fund as a whole.

[1]	Net investment income per share has been calculated based on average shares outstanding during the period.
[2]	These ratios exclude the impact of the expenses of the underlying investment companies and exchange-traded funds in which the Fund invests.
[3]	Includes interest expense where applicable. See Note 6 in the Notes to the Financial Statements.
[4]

Recognition of the net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies and exchange-traded funds in which the Fund invests.

[5]	Not Annualized.
[6]	Annualized.
*	Amount represents less than $0.01 per share

See notes to financial statements.

GuideMark® Funds & GuidePath® Funds

FINANCIAL HIGHLIGHTS

	Absolute Return Allocation Fund
	Institutional
	Period Ended September 30, 2019		Year Ended March 31, 2019	Year Ended March 31, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016	Year Ended March 31, 2015
	(Unaudited)
Per share data for a share of capital stock outstanding for the entire period and selected information for the period are as follows:
Net asset value, beginning of period	$10.402		$10.335	$10.290	$9.80	$10.02	$10.00
Income from investment operations:
Net investment income	0.172	[1]	0.346 [1]	0.292 [1]	0.37 [1]	0.26 [1]	0.40
Net realized and unrealized gains (losses) on investments	0.146		(0.003)[2]	(0.037)	0.52	(0.21)	(0.10)[2]

Total from investment operations	0.318		0.343	0.255	0.89	0.05	0.30

Less distributions:
Dividends from net investment income	—		(0.276)	(0.210)	(0.40)	(0.27)	(0.28)

Total distributions	—		(0.276)	(0.210)	(0.40)	(0.27)	(0.28)

Net asset value, end of period	$10.720		$10.402	$10.335	$10.29	$9.80	$10.02

Total return	3.06%[6]		3.43%	2.47%	9.14%	0.56%	3.05%
Supplemental data and ratios:
Net assets, end of period	$690,490		$667,898	$1,343,813	$921,609	$1,107,629	$2,673,347
Ratio of expenses to average net assets[3]
Before expense reimbursement (recapture) and securities lending credit including interest expense[4]	0.51%[7]		0.51%	0.53%	0.58%	0.53%	0.51%
After expense reimbursement (recapture) and securities lending credit including interest expense[4]	0.20%[7]		0.20%	0.37%	0.50%	0.39%	0.34%
Before expense reimbursement (recapture) and securities lending credit excluding interest expense	0.51%[7]		0.51%	0.53%	0.58%	0.53%	0.51%
After expense reimbursement (recapture) and securities lending credit excluding interest expense	0.20%[7]		0.20%	0.37%	0.50%	0.39%	0.34%
Ratio of net investment income to average net assets[5]
Before expense reimbursement (recapture) and securities lending credit	2.94%[7]		3.04%	2.64%	3.58%	2.49%	2.64%
After expense reimbursement (recapture) and securities lending credit	3.25%[7]		3.35%	2.80%	3.66%	2.63%	2.81%
Portfolio turnover rate	61.39%[6]		146.82%	154.33%	41.66%	200.13%	91.93%

Portfolio Turnover is calculated for the Fund as a whole.

[1]	Net investment income per share has been calculated based on average shares outstanding during the period.
[2]

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the year, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

[3]	These ratios exclude the impact of the expenses of the underlying investment companies and exchange-traded funds in which the Fund invests.
[4]	Includes interest expense where applicable. See Note 6 in the Notes to the Financial Statements.
[5]

Recognition of the net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies and exchange-traded funds in which the Fund invests.

[6]	Not Annualized.
[7]	Annualized.

See notes to financial statements.

GuideMark® Funds & GuidePath® Funds

FINANCIAL HIGHLIGHTS

	Absolute Return Allocation Fund
	Service
	Period Ended September 30, 2019		Year Ended March 31, 2019	Year Ended March 31, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016	Year Ended March 31, 2015
	(Unaudited)
Per share data for a share of capital stock outstanding for the entire period and selected information for the period are as follows:
Net asset value, beginning of period	$10.402		$10.348	10.320	$9.81	$10.04	$10.01
Income from investment operations:
Net investment income	0.142	[1]	0.283 [1]	0.231 [1]	0.30 [1]	0.20 [1]	0.23
Net realized and unrealized gains (losses) on investments	0.145		(0.001)[5]	(0.036)	0.53	(0.22)	0.02

Total from investment operations	0.287		0.282	0.195	0.83	(0.02)	0.25

Less distributions:
Dividends from net investment income	—		(0.228)	(0.167)	(0.32)	(0.21)	(0.22)

Total distributions	—		(0.228)	(0.167)	(0.32)	(0.21)	(0.22)

Net asset value, end of period	$10.689		$10.402	$10.348	$10.32	$9.81	$10.04

Total return	2.76%[6]		2.81%	1.88%	8.54%	(0.19)%	2.47%
Supplemental data and ratios:
Net assets, end of period	$303,708,154		$312,866,645	267,250,294	$128,948,108	$145,830,207	$366,970,865
Ratio of expenses to average net assets[2]
Before expense reimbursement (recapture) and securities lending credit including interest expense[3]	1.11%[7]		1.11%	1.12%	1.18%	1.13%	1.11%
After expense reimbursement (recapture) and securities lending credit including interest expense[3]	0.80%[7]		0.80%	0.96%	1.10%	0.99%	0.93%
Before expense reimbursement (recapture) and securities lending credit excluding interest expense	1.11%[7]		1.11%	1.12%	1.18%	1.13%	1.11%
After expense reimbursement (recapture) and securities lending credit excluding interest expense	0.80%[7]		0.80%	0.96%	1.10%	0.99%	0.93%
Ratio of net investment income to average net assets[4]
Before expense reimbursement (recapture) and securities lending credit	2.37%[7]		2.44%	2.04%	2.91%	1.92%	1.92%
After expense reimbursement (recapture) and securities lending credit	2.68%[7]		2.75%	2.20%	2.99%	2.06%	2.10%
Portfolio turnover rate	61.39%[6]		146.82%	154.33%	41.66%	200.13%	91.93%

Portfolio Turnover is calculated for the Fund as a whole.

[1]	Net investment income per share has been calculated based on average shares outstanding during the period.
[2]	These ratios exclude the impact of the expenses of the underlying investment companies and exchange-traded funds in which the Fund invests.
[3]	Includes interest expense where applicable. See Note 6 in the Notes to the Financial Statements.
[4]

Recognition of the net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies and exchange-traded funds in which the Fund invests.

[5]

Realized and unrealized gains and losses per shares in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the year, and may not reconcile with aggregate gains and losses in the Statement of Operations due to share transactions for the period.

[6]	Not Annualized.
[7]	Annualized.

See notes to financial statements.

GuideMark® Funds & GuidePath® Funds

FINANCIAL HIGHLIGHTS

	Multi-Asset Income Allocation Fund
	Service
	Period Ended September 30, 2019	Year Ended March 31, 2019	Year Ended March 31, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016	Year Ended March 31, 2015
	(Unaudited)
Per share data for a share of capital stock outstanding for the entire period and selected information for the period are as follows:
Net asset value, beginning of period	$10.660	$10.603	$10.460	$9.94	$10.62	$10.76
Income from investment operations:
Net investment income	0.183 [1]	0.358 [1]	0.287 [1]	0.29 [1]	0.34 [1]	0.36
Net realized and unrealized gains (losses) on investments	0.206	0.062	0.137	0.52	(0.61)	(0.05)

Total from investment operations	0.389	0.420	0.424	0.81	(0.27)	0.31

Less distributions:
Dividends from net investment income	(0.189)	(0.363)	(0.281)	(0.29)	(0.37)	(0.38)
Dividends from net realized gains	—	—	—	—	(0.04)	(0.07)

Total distributions	(0.189)	(0.363)	(0.281)	(0.29)	(0.41)	(0.45)

Net asset value, end of period	$10.860	$10.660	$10.603	$10.46	$9.94	$10.62

Total return	3.66%[5]	4.13%	4.05%	8.24%	(2.49)%	3.01%
Supplemental data and ratios:
Net assets, end of period	$133,466,890	$132,260,092	$119,091,615	$119,817,129	$106,901,424	$140,497,937
Ratio of expenses to average net assets[2]
Before expense reimbursement (recapture) and securities lending credit including interest expense[3]	1.14%[6]	1.15%	1.13%	1.17%	1.17%	1.14%
After expense reimbursement (recapture) and securities lending credit including interest expense[3]	0.95%[6]	0.82%	0.98%	0.97%	0.96%	0.88%
Before expense reimbursement (recapture) and securities lending credit excluding interest expense	1.14%[6]	1.15%	1.13%	1.17%	1.17%	1.14%
After expense reimbursement (recapture) and securities lending credit excluding interest expense	0.95%[6]	0.82%	0.98%	0.97%	0.96%	0.88%
Ratio of net investment income to average net assets[4]
Before expense reimbursement (recapture) and securities lending credit	3.21%[6]	3.08%	2.52%	2.66%	3.15%	3.23%
After expense reimbursement (recapture) and securities lending credit	3.40%[6]	3.41%	2.67%	2.86%	3.36%	3.49%
Portfolio turnover rate	24.43%[5]	44.77%	131.23%	61.25%	145.43%	66.76%

[1]	Net investment income per share has been calculated based on average shares outstanding during the period.
[2]	These ratios exclude the impact of the expenses of the underlying investment companies and exchange-traded funds in which the Fund invests.
[3]	Includes interest expense where applicable. See Note 6 in the Notes to the Financial Statements.
[4]

Recognition of the net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies and exchange-traded funds in which the Fund invests.

[5]	Not Annualized.
[6]	Annualized.

See notes to financial statements.

GuideMark® Funds & GuidePath® Funds

FINANCIAL HIGHLIGHTS

	Flexible Income Allocation Fund
	Institutional
	Period Ended September 30, 2019	Year Ended March 31, 2019	Year Ended March 31, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016	Year Ended March 31, 2015
	(Unaudited)
Per share data for a share of capital stock outstanding for the entire period and selected information for the period are as follows:
Net asset value, beginning of period	$9.422	$9.577	$9.670	$9.62	$9.76	$9.65
Income from investment operations:
Net investment income	0.165 [1]	0.426 [1]	0.543 [1]	0.24 [1]	0.18 [1]	0.25
Net realized and unrealized gains (losses) on investments	0.030[2]	(0.183)	(0.158)[2]	0.07	(0.11)	0.11

Total from investment operations	0.195	0.243	0.385	0.31	0.07	0.36

Less distributions:
Dividends from net investment income	(0.159)	(0.398)	(0.478)	(0.26)	(0.21)	(0.25)

Total distributions	(0.159)	(0.398)	(0.478)	(0.26)	(0.21)	(0.25)

Net asset value, end of period	$9.458	$9.422	$9.577	$9.67	$9.62	$9.76

Total return	2.09%[6]	2.58%	3.99%	3.23%	0.70%	3.75%
Supplemental data and ratios:
Net assets, end of period	$36,268	$26,280	$224,505	$52,492	$49,872	$2,257,327
Ratio of expenses to average net assets[3]
Before expense reimbursement (recapture) and securities lending credit including interest expense[4]	0.47%[7]	0.56%	0.52%	0.50%	0.44%	0.42%
After expense reimbursement (recapture) and securities lending credit including interest expense[4]	0.15%[7]	0.16%	0.27%	0.37%	0.36%	0.31%
Before expense reimbursement (recapture) and securities lending credit excluding interest expense	0.47%[7]	0.55%	0.52%	0.50%	0.44%	0.42%
After expense reimbursement (recapture) and securities lending credit excluding interest expense	0.15%[7]	0.15%	0.27%	0.37%	0.36%	0.31%
Ratio of net investment income to average net assets[5]
Before expense reimbursement (recapture) and securities lending credit	3.15%[7]	4.07%	5.27%	2.32%	1.76%	2.66%
After expense reimbursement (recapture) and securities lending credit	3.47%[7]	4.47%	5.52%	2.45%	1.84%	2.77%
Portfolio turnover rate	239.35%[6]	380.48%	232.11%	114.68%	147.81%	22.67%

Portfolio	Turnover is calculated for the Fund as a whole.
[1]	Net investment income per share has been calculated based on average shares outstanding during the period.
[2]

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

[3]	These ratios exclude the impact of the expenses of the underlying investment companies and exchange-traded funds in which the Fund invests.
[4]	Includes interest expense where applicable. See Note 6 in the Notes to the Financial Statements.
[5]

Recognition of the net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies and exchange-traded funds in which the Fund invests.

[6]	Not Annualized.
[7]	Annualized.

See notes to financial statements.

GuideMark® Funds & GuidePath® Funds

FINANCIAL HIGHLIGHTS

	Flexible Income Allocation Fund
	Service
	Period Ended September 30, 2019	Year Ended March 31, 2019	Year Ended March 31, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016	Year Ended March 31, 2015
	(Unaudited)
Per share data for a share of capital stock outstanding for the entire period and selected information for the period are as follows:
Net asset value, beginning of period	$9.366	$9.525	$9.610	$9.55	$9.77	$9.64
Income from investment operations:
Net investment income	0.133[1]	0.361 [1]	0.340 [1]	0.18 [1]	0.14 [1]	0.19
Net realized and unrealized gains (losses) on investments	0.031[2]	(0.173)	(0.018)[2]	0.08	(0.21)	0.13

Total from investment operations	0.164	0.188	0.322	0.26	(0.07)	0.32

Less distributions:
Dividends from net investment income	(0.135)	(0.347)	(0.407)	(0.20)	(0.15)	(0.19)

Total distributions	(0.135)	(0.347)	(0.407)	(0.20)	(0.15)	(0.19)

Net asset value, end of period	$9.395	$9.366	$9.525	$9.61	$9.55	$9.77

Total return	1.77%[6]	2.00%	3.35%	2.73%	(0.75)%	3.32%
Supplemental data and ratios:
Net assets, end of period	$94,265,439	$59,741,077	$55,246,464	$99,575,144	$114,740,157	$143,904,504
Ratio of expenses to average net assets[3]
Before expense reimbursement (recapture) and securities lending credit including interest expense[4]	1.08%[7]	1.15%	1.12%	1.09%	1.04%	1.02%
After expense reimbursement (recapture) and securities lending credit including interest expense[4]	0.76%[7]	0.77%	0.93%	0.91%	0.93%	0.92%
Before expense reimbursement (recapture) and securities lending credit excluding interest expense	1.07%[7]	1.13%	1.12%	1.09%	1.04%	1.02%
After expense reimbursement (recapture) and securities lending credit excluding interest expense	0.75%[7]	0.75%	0.93%	0.91%	0.93%	0.92%
Ratio of net investment income to average net assets[5]
Before expense reimbursement (recapture) and securities lending credit	2.49%[7]	3.45%	3.30%	1.72%	1.32%	1.72%
After expense reimbursement (recapture) and securities lending credit	2.81%[7]	3.83%	3.49%	1.90%	1.43%	1.82%
Portfolio turnover rate	239.35%[6]	380.48%	232.21%	114.68%	147.81%	22.67%

Portfolio Turnover is calculated for the Fund as a whole.

[1]	Net investment income per share has been calculated based on average shares outstanding during the period.
[2]

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

[3]	These ratios exclude the impact of the expenses of the underlying investment companies and exchange-traded funds in which the Fund invests.
[4]	Includes interest expense where applicable. See Note 6 in the Notes to the Financial Statements.
[5]

Recognition of the net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies and exchange-traded funds in which the Fund invests.

[6]	Not Annualized.
[7]	Annualized.

See notes to financial statements.

GuideMark® Funds & GuidePath® Funds

FINANCIAL HIGHLIGHTS

	Managed Futures Strategy Fund (Consolidated)
	Institutional
	Period Ended September 30, 2019	Year Ended March 31, 2019	Year Ended March 31, 2018	Year Ended March 31, 2017	January 19, 2016[1] Through March 31, 2016
	(Unaudited)
Per share data for a share of capital stock outstanding for the entire period and selected information for the period are as follows:
Net asset value, beginning of period	$8.067	$8.665	$8.700	$9.75	$10.00
Income from investment operations:
Net investment gain (loss)[2]	0.044	0.081	(0.002)	(0.06)	(0.02)
Net realized and unrealized gains (losses) on investments	0.824	(0.679)	(0.033)	(0.83)	(0.23)

Total from investment operations	0.868	(0.598)	(0.035)	(0.89)	(0.25)

Less distributions:
Dividends from net realized gains	—	—	—	(0.16)	—

Total distributions	—	—	—	(0.16)	—

Net asset value, end of period	$8.935	$8.067	$8.665	$8.70	$9.75

Total return	10.76%[3]	(6.90)%	(0.40)%	(9.17)%	(2.50)%[3]
Supplemental data and ratios:
Net assets, end of period	$1,492,870	$961,919	$1,215,018	$1,478,880	$4,338,706
Ratio of expenses to average net assets
Before expense reimbursement (recapture) and fees waived including interest expense[5]	1.26%[4]	1.27%	1.38%	1.37%	1.61%[4]
After expense reimbursement (recapture) and fees waived including interest expense[5]	1.30%[4]	1.30%	1.34%	1.34%	1.30%[4]
Before expense reimbursement (recapture) and fees waived excluding interest expense	1.26%[4]	1.27%	1.34%	1.33%	1.61%[4]
After expense reimbursement (recapture) and fees waived excluding interest expense	1.30%[4]	1.30%	1.30%	1.30%	1.30%[4]
Ratio of net investment gain (loss) to average net assets
Before expense reimbursement (recapture) and fees waived	1.06%[4]	1.03%	(0.07)%	(0.69)%	(1.12)%[4]
After expense reimbursement (recapture) and fees waived	1.02%[4]	1.00%	(0.03)%	(0.66)%	(0.81)%[4]
Portfolio turnover rate	0.00%[3]	0.00%	0.00%	0.00%	0.00%

Portfolio Turnover is calculated for the Fund as a whole.

[1]	Commencement of operations.
[2]	Net investment loss per share has been calculated based on average shares outstanding during the period.
[3]	Not annualized.
[4]	Annualized.
[5]	Includes interest expense where applicable. See Note 6 in the Notes to Financial Statements.

See notes to financial statements.

GuideMark® Funds & GuidePath® Funds

FINANCIAL HIGHLIGHTS

	Managed Futures Strategy Fund (Consolidated)
	Service
	Period Ended September 30, 2019	Year Ended March 31, 2019	Year Ended March 31, 2018	Year Ended March 31, 2017	January 19, 2016[1] Through March 31, 2016
	(Unaudited)
Per share data for a share of capital stock outstanding for the entire period and selected information for the period are as follows:
Net asset value, beginning of period	$7.914	$8.551	$8.640	$9.73	$10.00
Income from investment operations:
Net investment gain (loss)[2]	0.018	0.035	(0.050)	(0.11)	(0.03)
Net realized and unrealized gains (losses) on investments	0.807	(0.672)	(0.039)	(0.82)	(0.24)

Total from investment operations	0.825	(0.637)	(0.089)	(0.93)	(0.27)

Less distributions:
Dividends from net realized gains	—	—	—	(0.16)	—

Total distributions	—	—	—	(0.16)	—

Net asset value, end of period	$8.739	$7.914	$8.551	$8.64	$9.73

Total return	10.42%[3]	(7.45)%	(0.92)%	(9.70)%	(2.70)%[3]
Supplemental data and ratios:
Net assets, end of period	$247,056,962	$156,397,141	$121,362,278	$81,212,945	$183,020,093
Ratio of expenses to average net assets
Before expense reimbursement (recapture) and fees waived including interest expense[5]	1.86%[4]	1.87%	1.97%	1.97%	2.20%[4]
After expense reimbursement (recapture) and fees waived including interest expense[5]	1.90%[4]	1.90%	1.94%	1.94%	1.90%[4]
Before expense reimbursement (recapture) and fees waived excluding interest expense	1.86%[4]	1.87%	1.93%	1.93%	2.20%[4]
After expense reimbursement (recapture) and fees waived excluding interest expense	1.90%[4]	1.90%	1.90%	1.90%	1.90%[4]
Ratio of net investment gain (loss) to average net assets
Before expense reimbursement (recapture) and fees waived	0.46%[4]	0.47%	(0.61)%	(1.27)%	(1.71)%[4]
After expense reimbursement (recapture) and fees waived	0.42%[4]	0.44%	(0.58)%	(1.24)%	(1.41)%[4]
Portfolio turnover rate	0.00%[3]	0.00%	0.00%	0.00%	0.00%[3]

Portfolio	Turnover is calculated for the Fund as a whole.
[1]	Commencement of operations.
[2]	Net investment loss per share has been calculated based on average shares outstanding during the period.
[3]	Not annualized.
[4]	Annualized.
[5]	Includes interest expense where applicable. See Note 6 in the Notes to Financial Statements.

See notes to financial statements.

GuideMark® Funds & GuidePath® Funds

FINANCIAL HIGHLIGHTS

	Conservative Income Fund
	Period Ended September 30, 2019	April 30, 2018[1] through March 31, 2019
	(Unaudited)
Per share data for a share of capital stock outstanding for the entire period and selected information for the period are as follows:
Net asset value, beginning of period	$9.987	$10.000
Income from investment operations:
Net investment income[2]	0.103	0.153
Net realized and unrealized losses on investments	0.026	(0.020)[7]

Total from investment operations	0.129	0.133

Less distributions:
Dividends from net investment income	(0.092)	(0.144)
Dividends from net realized gains	—	(0.002)

Total distributions	(0.092)	(0.146)

Net asset value, end of period	$10.024	$9.987

Total return	1.30%[3]	1.34%[3]
Supplemental data and ratios:
Net assets, end of period	$5,034,539	$973,527
Ratio of expenses to average net assets[4]
Before expense reimbursement (recapture) and securities lending credit including interest expense[8]	3.00%[5]	43.40%[5]
After expense reimbursement (recapture) and securities lending credit including interest expense[8]	0.64%[5]	0.64%[5]
Before expense reimbursement (recapture) and fees waived excluding interest expense	3.00%[5]	43.40%[5]
After expense reimbursement (recapture) and fees waived excluding interest expense	0.64%[5]	0.64%[5]
Ratio of net investment income to average net assets[6]
Before expense reimbursement (recapture) and fees waived	(0.30)%[5]	(41.09)%[5]
After expense reimbursement (recapture) and fees waived	2.06%[5]	1.67%[5]
Portfolio turnover rate	33.08%[3]	388.79%[3]

[1]	Commencement of operations.
[2]	Net investment income per share has been calculated based on average shares outstanding during the period.
[3]	Not annualized.
[4]	These ratios exclude the impact of the expenses of the underlying investment companies and exchange-traded funds in which the Fund invests.
[5]	Annualized.
[6]

Recognition of the net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies and exchange-traded funds in which the Fund invests.

[7]

Realized and unrealized gains and losses per shares in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the Statement of Operations due to share transactions for the period.

[8]	Includes interest expense where applicable. See Note 6 in the Notes to the Financial Statements.

See notes to financial statements.

GuideMark® Funds & GuidePath® Funds

FINANCIAL HIGHLIGHTS

	Income Fund
	Period Ended September 30, 2019	April 30, 2018[1] through March 31, 2019
	(Unaudited)
Per share data for a share of capital stock outstanding for the entire period and selected information for the period are as follows:
Net asset value, beginning of period	$9.892	$10.000
Income from investment operations:
Net investment income[2]	0.140	0.079
Net realized and unrealized gains on investments	0.333	0.016 [7]

Total from investment operations	0.473	0.095

Less distributions:
Dividends from net investment income	(0.127)	(0.203)

Total distributions	(0.127)	(0.203)

Net asset value, end of period	$10.238	$9.892

Total return	4.80%[3]	0.99%[3]
Supplemental data and ratios:
Net assets, end of period	$21,930,693	$3,619,628
Ratio of expenses to average net assets[4]
Before expense reimbursement (recapture) and securities lending credit including interest expense[8]	1.42%[5]	16.23%[5]
After expense reimbursement (recapture) and securities lending credit including interest expense[8]	0.79% [5]	0.79%[5]
Before expense reimbursement (recapture) and fees waived excluding interest expense	1.42%[5]	16.23%[5]
After expense reimbursement (recapture) and fees waived excluding interest expense	0.79%[5]	0.79%[5]
Ratio of net investment income to average net assets[6]
Before expense reimbursement (recapture) and fees waived	2.13%[5]	-14.57%[5]
After expense reimbursement (recapture) and fees waived	2.76%[5]	0.87%[5]
Portfolio turnover rate	85.47%[3]	801.50%[3]

[1]	Commencement of operations.
[2]	Net investment income per share has been calculated based on average shares outstanding during the period.
[3]	Not annualized.
[4]	These ratios exclude the impact of the expenses of the underlying investment companies and exchange-traded funds in which the Fund invests.
[5]	Annualized.
[6]

Recognition of the net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies and exchange-traded funds in which the Fund invests.

[7]

Realized and unrealized gains and losses per shares in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the year, and may not reconcile with aggregate gains and losses in the Statement of Operations due to share transactions for the period.

[8]	Includes interest expense where applicable. See Note 6 in the Notes to the Financial Statements.

See notes to financial statements.

GuideMark® Funds & GuidePath® Funds

FINANCIAL HIGHLIGHTS

	Growth & Income Fund
	Period Ended September 30, 2019	April 30, 2018[1] through March 31, 2019
	(Unaudited)
Per share data for a share of capital stock outstanding for the entire period and selected information for the period are as follows:
Net asset value, beginning of period	$9.772	$10.000
Income from investment operations:
Net investment income[2]	0.102	0.331
Net realized and unrealized losses on investments	0.102	(0.320)[7]

Total from investment operations	0.204	0.011

Less distributions:
Dividends from net investment income	(0.080)	(0.239)

Total distributions	(0.080)	(0.239)

Net asset value, end of period	$9.896	$9.772

Total return	2.09%[3]	0.14%[3]
Supplemental data and ratios:
Net assets, end of period	$25,097,985	$4,519,060
Ratio of expenses to average net assets[4]
Before expense reimbursement (recapture) and securities lending credit including interest expense[8]	1.59%[5]	27.58%[5]
After expense reimbursement (recapture) and securities lending credit including interest expense[8]	0.79%[5]	0.79%[5]
Before expense reimbursement (recapture) and fees waived excluding interest expense	1.59%[5]	—
After expense reimbursement (recapture) and fees waived excluding interest expense	0.79%[5]	—
Ratio of net investment income to average net assets[6]
Before expense reimbursement (recapture) and fees waived	1.27%[5]	(23.11)%[5]
After expense reimbursement (recapture) and fees waived	2.07%[5]	3.68%[5]
Portfolio turnover rate	110.84%[3]	123.50%[3]

[1]	Commencement of operations.
[2]	Net investment income per share has been calculated based on average shares outstanding during the period.
[3]	Not annualized.
[4]	These ratios exclude the impact of the expenses of the underlying investment companies and exchange-traded funds in which the Fund invests.
[5]	Annualized.
[6]

Recognition of the net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies and exchange-traded funds in which the Fund invests.

[7]

Realized and unrealized gains and losses per shares in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the Statement of Operations due to share transactions for the period.

[8]	Includes interest expense where applicable. See Note 6 in the Notes to the Financial Statements.

See notes to financial statements.

GuideMark® Funds & GuidePath® Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited)

September 30, 2019

1.	Organization

GPS Funds I and GPS Funds II (the “Trusts”) are organized as Delaware statutory trusts under Declarations of Trusts dated January 2, 2001 and October 20, 2010, respectively. The Trusts are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies. GPS Funds I is comprised of the following 6 funds: GuideMark® Large Cap Core Fund, GuideMark® Emerging Markets Fund, GuideMark® Small/Mid Cap Core Fund, GuideMark® World ex-US Fund, GuideMark® Core Fixed Income Fund and GuideMark® Tax-Exempt Fixed Income Fund. GPS Funds II is comprised of the following 11 funds: GuideMark® Opportunistic Fixed Income Fund, GuidePath® Growth Allocation Fund, GuidePath® Conservative Allocation Fund, GuidePath® Tactical Allocation Fund, GuidePath® Absolute Return Allocation Fund, GuidePath® Multi-Asset Income Allocation Fund, GuidePath® Flexible Income Allocation Fund, GuidePath® Managed Futures Strategy Fund, GuidePath® Conservative Income Fund, GuidePath® Income Fund and GuidePath® Growth and Income Fund (collectively, the “Funds”). All of the Funds are classified and operate as diversified funds under the 1940 Act. Each Fund represents a distinct portfolio with its own investment objectives and policies. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The GuideMark® Opportunistic Fixed Income Fund, GuidePath® Growth Allocation Fund, GuidePath® Conservative Allocation Fund, GuidePath® Tactical Allocation Fund and GuidePath® Absolute Return Allocation Fund were seeded on March 4, 2011 and the prospectus went effective on April 1, 2011. The GuideMark® Opportunistic Fixed Income Fund commenced operations on April 1, 2011. The GuidePath® Growth Allocation Fund, GuidePath® Conservative Allocation Fund, GuidePath® Tactical Allocation Fund and GuidePath® Absolute Return Allocation Fund commenced operations on April 29, 2011. The GuidePath® Multi-Asset Income Allocation Fund and GuidePath® Flexible Income Allocation Fund commenced operations on August 31, 2012. The GuidePath® Managed Futures Strategy Fund commenced operations on January 19, 2016. The GuidePath® Conservative Income Fund, GuidePath® Income Fund and GuidePath® Growth and Income Fund commenced operations on April 30, 2018. Each Fund offers two classes of shares: Service Shares and Institutional Shares, except GuidePath® Conservative Income Fund, GuidePath® Income Fund and GuidePath® Growth and Income Fund, which are only offered with a single share class. Certain Fund classes were without shares as of the period end; any share activity related to those classes is presented in the Statement of Changes in Net Assets. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

2.	Fund of Funds

The GuidePath® Growth Allocation Fund, GuidePath® Conservative Allocation Fund, GuidePath® Tactical Allocation Fund, GuidePath® Absolute Return Allocation Fund, GuidePath® Multi-Asset Income Allocation Fund, GuidePath® Flexible Income Allocation Fund, GuidePath® Conservative Income Fund, GuidePath® Income Fund

and GuidePath® Growth and Income Fund each operate as a “Fund of Funds,” investing primarily in registered investment companies, including mutual funds and exchange-traded funds (“ETFs”). The funds in which the Fund of Funds may invest are referred to herein as the “Underlying Funds.” The Advisor believes that investing in Underlying Funds provides each Fund of Funds with an efficient means of creating a portfolio that provides investors with indirect exposure to a broad range of securities. By investing in a Fund of Funds, you will indirectly bear fees and expenses of the Underlying Funds in addition to the Fund’s direct fees and expenses. In order to obtain exposure to certain markets, asset classes or active management styles, each Fund of Funds may buy Underlying Funds managed by the Advisor or its affiliates, which in turn, invest in various securities, including ETFs. The Fund of Funds may also invest directly in securities and other exchange-traded products, such as exchange-traded notes.

3.	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a)	Investment Valuation

Portfolio securities listed on a national or foreign securities exchange, except those listed on NASDAQ, for which market quotations are available are valued at the last quoted sale price on each business day. Portfolio securities traded on NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”) on each business day. If there is no reported sale on an exchange or NASDAQ, the portfolio security will be valued at the mean between the most recent quoted bid and asked price. Price information on listed securities is taken from the exchange where the security is primarily traded.

All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Non-exchange traded ADRs are priced with an evaluated price as determined by the current evaluated pricing procedures of, and provided by, the pricing vendor.

Fixed income securities that have a maturity of greater than 60 days are generally valued on the basis of evaluations obtained from third party pricing services, which take into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Short term investments having a maturity of less than 60 days are generally valued at amortized cost, which approximates fair value.

Investments in mutual funds are valued at the closing net asset value per share of each mutual fund on the day of valuation. These investments in mutual funds may include investments in affiliated mutual funds. Investments in mutual funds are generally priced using values supplied by the underlying funds themselves.

GuideMark® Funds & GuidePath® Funds

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

September 30, 2019

To assess the continuing appropriateness of security valuation, the Advisor regularly compares prior day prices with current day prices and transaction prices. When the comparison results exceed pre-defined thresholds, the Advisor challenges the prices exceeding tolerance levels with the pricing service or broker. Securities for which no market quotations are readily available or when a significant event has occurred between the time of the security’s last close and the time that a Fund next calculates its net asset value will be valued at their fair value as determined by the applicable Fund’s Valuation Committee. Securities for which no market prices are readily available will be valued at their fair value as determined by the Valuation Committee under procedures adopted by the applicable Board of Trustees (the “Board”).

The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs, if any, during the year. In addition, these standards require expanded disclosure for each major category of assets. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

During the period, certain securities and other instruments held by the Funds were categorized as Level 2 or Level 3 based upon the inputs and methodologies used to determine the fair value of the security or instrument. Descriptions of the inputs and valuation methodologies used to determine the fair values of each class of investments within Level 2 and Level 3 are set forth below.

Level 2 Investments.  The Funds’ investments that were categorized as Level 2 include: (1) certain fixed income securities, including asset-backed securities, collateralized mortgage obligations, corporate obligations, U.S. and foreign government obligations, mortgage-backed securities and municipal bonds; (2) certain foreign common stocks, preferred stocks, participatory notes, and real estate investment trusts; and (3) certain over-the-counter derivative instruments, including forward currency contracts, written options, and swaps.

Fixed income securities are normally valued by pricing vendors that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models typically use inputs that are observable such as institutional-sized trading in similar groups of securities, yield, credit quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Certain common stocks that trade on foreign exchanges are subject to valuation adjustments. These valuation adjustments are applied to the foreign exchange-traded common stocks to account for the market movement between the close of the foreign market in which the security is traded and the close of the New York Stock Exchange. These securities are valued using pricing vendors that consider the correlation patterns of price movements of the foreign security to the intraday trading in the U.S. markets.

Forward currency contracts and swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These instruments are normally valued using pricing vendors. Depending upon the instrument, its value may be provided by a pricing vendor using a series of techniques, including pricing models. The pricing models typically use inputs that are observed from active markets such as indices, spreads, interest rates, curves, dividends and exchange rates.

Level 3 Investments.  The Funds’ investments that were categorized as Level 3 include: fair valued securities.

Fair valued securities are normally valued by pricing vendors using relevant observable inputs, as described above. In certain circumstances, the types of observable inputs that are typically used by a pricing service may be unavailable or deemed by the pricing service to be unreliable. In these instances, the pricing vendor may value the security based upon significant unobservable inputs, or the pricing vendor may not provide a value for the security. To the extent that a pricing vendor does not provide a value for a particular security, or the pricing vendor provides a value that the Valuation Committee does not believe accurately reflects the value of the security, the security will be valued by the Valuation Committee based upon the information available to the Committee at the time of valuation and in accordance with procedures adopted by the Board. These methodologies may require subjective judgments and determinations about the value of a particular security. When significant unobservable inputs are used to value a security, the security is categorized as Level 3.

To verify Level 3 unobservable inputs, the Valuation Committee uses a variety of techniques as appropriate to substantiate these valuation approaches including a regular review of key inputs and assumptions, transaction back-testing or disposition analysis and review of related market activity.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

GuideMark® Funds & GuidePath® Funds

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

September 30, 2019

The following is a summary of the inputs used to value the Funds’ net assets as of September 30, 2019:

GuideMark® Large Cap Core Fund

	Level 1	Level 2	Level 3	Total
Common Stocks	$388,401,807	$—	$—	$388,401,807
Investment Companies	13,423,369	—	—	13,423,369
Real Estate Investment Trusts	17,820,899	—	—	17,820,899
Short Term Investments	2,470,057	—	—	2,470,057
Investments Purchased with Proceeds from Securities Lending Collateral*	—	—	—	86,050,938

Total Investments in Securities	$422,116,132	$—	$—	$508,167,070

*	Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

GuideMark® Emerging Markets Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$1,668,644	$5,927,494	$—	$7,596,138
Consumer Discretionary	5,201,822	5,929,277	—	11,131,099
Consumer Staples	2,437,992	4,864,660	—	7,302,652
Energy	2,184,613	3,472,870	—	5,657,483
Financials	3,026,614	12,156,387	3,578	15,186,579
Health Care	114,851	1,344,966	—	1,459,817
Industrials	625,091	3,255,816	—	3,880,907
Information Technology	703,800	11,062,559	—	11,766,359
Materials	1,160,568	3,828,647	—	4,989,215
Real Estate	—	1,094,854	—	1,094,854
Utilities	707,016	923,977	—	1,630,993

Total Common Stocks	17,831,011	53,861,507	3,578	71,696,096
Corporate Obligations	—	—	1,368	1,368
Investment Companies	5,720,131	—	—	5,720,131
Preferred Stocks
Consumer Staples	—	391,541	—	391,541
Energy	530,734	—	—	530,734
Financials	1,352,843	—	—	1,352,843
Information Technology	—	482,692	—	482,692
Utilities	220,814	—	—	220,814

Total Preferred Stocks	2,104,391	874,233	—	2,978,624
Real Estate Investment Trusts	143,559	—	—	143,559
Rights	—	—	4,201	4,201
Short Term Investments	356,145	—	—	356,145
Investments Purchased with Proceeds from Securities Lending Collateral*	—	—	—	3,669,261

Total Investments in Securities	$26,155,237	$54,735,740	$9,147	$84,569,385

*	Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

GuideMark® Funds & GuidePath® Funds

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

September 30, 2019

Below is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Common Stocks	Corporate Obligations	Rights
Balance as of April 1, 2019	$217,188	$—	$—
Purchases	—	—	—
Sales proceeds and paydowns	—	—	—
Accreted discounts, net	—	—	—
Corporate Actions	—	0	3,134
Realized gain (loss)	—	—	—
Change in unrealized appreciation (depreciation)	(213,610)	1,368	1,067
Transfers into/(out of) Level 3	—	—	—

Balance as of September 30, 2019	$3,578	$1,368	$4,201

Change in unrealized appreciation (depreciation) during the period for Level 3 investments held at September 30, 2019.	$(213,610)	$1,368	$1,067

GuideMark® Small/Mid Cap Core Fund

	Level 1	Level 2	Level 3	Total
Common Stock	$56,722,248	$—	—	$56,722,248
Investment Companies	2,114,996	—	—	2,114,996
Real Estate Investment Trusts	4,912,594	—	—	4,912,594
Rights	—	—	0	0
Short Term Investments	231,312	—	—	231,312
Investments Purchased with Proceeds from Securities Lending Collateral*	—	—	—	8,533,516

Total Investments in Securities	$63,981,150	$—	$0	$72,514,666

*	Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

Below is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Common Stocks	Rights
Balance as of April 1, 2019	$0	$0
Purchases	—	—
Sales proceeds and paydowns	—	—
Accreted discounts, net	—	—
Corporate Actions	0	—
Realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)	—	—
Transfers into/(out of) Level 3	—	—

Balance as of September 30, 2019	$—	$0

Change in unrealized appreciation (depreciation) during the year for Level 3 investments held at September 30, 2019.	$—	$—

GuideMark® Funds & GuidePath® Funds

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

September 30, 2019

GuideMark® World ex-US Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$234,882	$7,275,755	$—	$7,510,637
Consumer Discretionary	1,704,113	17,373,463	—	19,077,576
Consumer Staples	2,138,921	18,041,788	—	20,180,709
Energy	1,745,393	5,055,297	—	6,800,690
Financials	5,004,644	23,757,865	—	28,762,509
Health Care	380,138	16,631,488	—	17,011,626
Industrials	1,610,932	16,269,967	—	17,880,899
Information Technology	1,580,536	6,885,261	—	8,465,797
Materials	986,813	7,362,342	—	8,349,155
Real Estate	—	1,118,772	—	1,118,772
Telecommunication Services	28,827	31,361	—	60,188
Utilities	620,325	4,427,281	—	5,047,606

Total Common Stocks	16,035,524	124,230,640	—	140,266,164
Investment Companies	3,631,124	—	—	3,631,124
Participatory Notes	—	58,411	—	58,411
Preferred Stocks
Health Care	—	26,800	—	26,800
Materials	—	197,307	—	197,307

Total Preferred Stocks	—	224,107	—	224,107
Real Estate Investment Trusts	317,003	2,630,844	—	2,947,847
Short Term Investments	310,937	—	—	310,937
Investments Purchased with Proceeds from Securities Lending Collateral*	—	—	—	2,160,335

Total Investments in Securities	$20,294,588	$127,144,002	$—	$149,598,925

*	Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

GuideMark® Core Fixed Income Fund

	Level 1	Level 2	Level 3	Total
Fixed Income
Asset Backed Securities	$—	$10,279,600	$—	$10,279,600
Collateralized Mortgage Obligations	—	16,458,459	279,998	16,738,457
Corporate Obligations	—	40,081,542	—	40,081,542
Foreign Government Debt Obligations	—	264,375	—	264,375
Mortgage Backed Securities – U.S. Government Agency	—	49,240,973	—	49,240,973
Municipal Debt Obligations	—	824,622	—	824,622
U.S. Treasury Obligations	—	37,071,808	—	37,071,808

Total Fixed Income	—	154,221,379	279,998	154,501,377
Short Term Investments	7,575,765	—	—	7,575,765
Investments Purchased with Proceeds from Securities Lending Collateral*	—	—	—	2,740,344

Total Investments in Securities	$7,575,765	$154,221,379	$279,998	$164,817,486

Other Financial Instruments**
Futures	$23,406	$—	$—	$23,406
Swaps	—	(389,177)	—	(389,177)

*	Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

**	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures and swaps. Futures and swaps are reflected as the unrealized appreciation (depreciation) on the instrument.

GuideMark® Funds & GuidePath® Funds

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

September 30, 2019

Below is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Collateralized Mortgage Obligations
Balance as of April 1, 2019	$—
Purchases	279,998
Sales proceeds and paydowns	—
Accreted discounts, net	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Transfers into/(out of) Level 3	—

Balance as of September 30, 2019	$279,998

Change in unrealized appreciation (depreciation) during the year for Level 3 investments held at September 30, 2019.	$—

GuideMark® Tax-Exempt Fixed Income Fund

	Level 1	Level 2	Level 3	Total
Municipal Debt Obligations	$—	$24,972,854	$—	$24,972,854

Total Investments in Securities	$—	$24,972,854	$—	$24,972,854

For further information regarding security characteristics, see the Schedule of Investments.

GuideMark® Opportunistic Fixed Income Fund

	Level 1	Level 2	Level 3	Total
Common Stock	$—	$—	$0	$0
Fixed Income
Asset Backed Securities	—	491,875	—	491,875
Collateralized Mortgage Obligations	—	6,849,678	—	6,849,678
Corporate Obligations	—	22,313	—	22,313
Foreign Government Obligations	—	15,713,959	—	15,713,959
Mortgage Backed Securities – U.S. Government Agency	—	10,924,206	—	10,924,206

Total Fixed Income	—	34,002,031	—	34,002,031
U.S. Treasury Obligations	—	1,413,662	—	1,413,662
Short Term Investments	3,420,763	10,607,487	1,402,710	15,430,960

Total Investments in Securities	$3,420,763	$44,609,518	$1,402,710	$50,846,653

Other Financial Instruments*
Forward Currency Contracts	$—	$495,843	$—	$495,843
Swaps	—	(460,721)	—	(460,721)

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as forward currency contracts, and swaps. Forward currency contracts and swaps are reflected as the unrealized appreciation (depreciation) on the instrument.

For further information regarding security characteristics, see the Schedule of Investments.

Below is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Common Stocks	Short Term Investments	Warrants
Balance as of April 1, 2019	$0	$—	$0
Purchases	—	1,406,372	—
Sales proceeds and paydowns	—	—	0
Accreted discounts, net	—	(25)	—
Amortization, net	—	—	—
Realized gain (loss)	—	—	—
Change in unrealized appreciation (depreciation)	—	(3,637)	—
Transfers into/(out of) Level 3	—	—	—

Balance as of September 30, 2019	$0	$1,402,710	—

Change in unrealized appreciation (depreciation) during the period for Level 3 investments held at September 30, 2019.	$—	$(3,637)	—

GuideMark® Funds & GuidePath® Funds

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

September 30, 2019

GuidePath® Growth Allocation Fund

	Level 1	Level 2	Level 3	Total
Investment Companies	$799,568,091	$—	$—	$799,568,091
Short Term Investments	9,789,857	—	—	9,789,857
Investments Purchased with Proceeds from Securities Lending Collateral*	—	—	—	115,360,564

Total Investments in Securities	$809,357,948	$—	$—	$924,718,512

*	Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

GuidePath® Conservative Allocation Fund

	Level 1	Level 2	Level 3	Total
Investment Companies	$341,524,854	$—	$—	$341,524,854
Short Term Investments	3,812,653	—	—	3,812,653
Investments Purchased with Proceeds from Securities Lending Collateral*	—	—	—	79,746,430

Total Investments in Securities	$345,337,507	$—	$—	$425,083,937

*	Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

GuidePath® Tactical Allocation Fund

	Level 1	Level 2	Level 3	Total
Investment Companies	$362,522,341	$—	$—	$362,522,341
Short Term Investments	4,402,238	—	—	4,402,238
Investments Purchased with Proceeds from Securities Lending Collateral*	—	—	—	82,460,019

Total Investments in Securities	$366,924,579	$—	$—	$449,384,598

*	Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

GuidePath® Absolute Return Allocation Fund

	Level 1	Level 2	Level 3	Total
Investment Companies	$300,785,952	$—	$—	$300,785,952
Short Term Investments	3,244,747	—	—	3,244,747
Investments Purchased with Proceeds from Securities Lending Collateral*	—	—	—	18,426,869

Total Investments in Securities	$304,030,699	$—	$—	$322,457,568

*	Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

GuideMark® Funds & GuidePath® Funds

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

September 30, 2019

GuidePath® Multi-Asset Income Allocation Fund

	Level 1	Level 2	Level 3	Total
Investment Companies	$132,008,536	$—	$—	$132,008,536
Short Term Investments	207,229	—	—	207,229
Investments Purchased with Proceeds from Securities Lending Collateral*	—	—	—	18,003,699

Total Investments in Securities	$132,215,765	$—	$—	$150,219,464

*	Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

GuidePath® Flexible Income Allocation Fund

	Level 1	Level 2	Level 3	Total
Investment Companies	$93,295,787	$—	$—	$93,295,787
Short Term Investments	866,063	—	—	866,063
Investments Purchased with Proceeds from Securities Lending Collateral*	—	—	—	11,829,387

Total Investments in Securities	$94,161,850	$—	$—	$105,991,237

*	Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

GuidePath® Managed Futures Strategy Fund

	Level 1	Level 2	Level 3	Total
Short Term Investments	$10,104,809	$217,442,347	$—	$227,547,156

Total Investments in Securities	$10,104,809	$217,442,347	$—	$227,547,156

Other Financial Instruments*
Futures	$(483,033)	$—	$—	$(483,033)
Forward Currency Contracts	$1,025,222	$—	$—	$1,025,222

*	Other financial instruments are derivative instruments not reflected in the Consolidated Schedule of Investments, such as futures and forward currency contracts. Futures and forward currency contracts are reflected as the unrealized appreciation (depreciation) on the instrument.

For further information regarding security characteristics, see the Consolidated Schedule of Investments.

GuidePath® Conservative Income Fund

	Level 1	Level 2	Level 3	Total
Investment Companies	$2,579,961	$—	$—	$2,579,961
Short Term Investments	2,110,934	337,249	—	2,448,183
Investments Purchased with Proceeds from Securities Lending Collateral*	—	—	—	390,793

Total Investments in Securities	$4,690,895	$337,249	$—	$5,418,937

*	Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

GuideMark® Funds & GuidePath® Funds

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

September 30, 2019

GuidePath® Income Fund

	Level 1	Level 2	Level 3	Total
Investment Companies	$21,487,038	$—	$—	$21,487,038
Short Term Investments	536,129	—	—	536,129
Investments Purchased with Proceeds from Securities Lending Collateral*	—	—	—	7,302,268

Total Investments in Securities	$22,023,167	$—	$—	$29,325,435

*	Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

GuidePath® Growth & Income Fund

	Level 1	Level 2	Level 3	Total
Common Stock	$8,651,154	$—	$—	$8,651,154
Investment Companies	8,726,726	—	—	8,726,726
Short Term Investments	4,010,119	3,392,885	—	7,403,004
Investments Purchased with Proceeds from Securities Lending Collateral*	—	—	—	717,558

Total Investments in Securities	$21,387,999	$3,392,885	$—	$25,498,442

Other Financial Instruments**
Futures	$(29,522)	$—	$—	$(29,522)
Options Written	—	88,739	—	88,739

*	Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

**	Other financial instruments are derivative instruments not reflected in the Consolidated Schedule of Investments, such as futures and written options. Futures are reflected as unrealized appreciation (depreciation) on the instrument, while written options are reflected at value.

For further information regarding security characteristics, see the Schedule of Investments.

(b)	Consolidation of Subsidiary

The GuidePath® Managed Futures Strategy Fund may invest up to 25% of its total assets in GuidePath Managed Futures Strategy Cayman Fund Ltd. (the “Subsidiary”). The Subsidiary, which is organized under the laws of the Cayman Islands, is wholly-owned and controlled by GuidePath® Managed Futures Strategy Fund. The financial statements of the GuidePath® Managed Futures Strategy Fund include the operations of the Subsidiary. All intercompany accounts and transactions have been eliminated in consolidation. The Subsidiary acts as an investment vehicle in order to invest in commodity-linked derivative instruments consistent with the Fund’s investment objectives and policies. The GuidePath® Managed Futures Strategy Fund had 1.50% of its total assets invested in the Subsidiary as of September 30, 2019.

The Subsidiary is an exempted Cayman Islands investment company and as such is not subject to Cayman Islands taxes at the present time. For U.S. income tax purposes, the Subsidiary is a Controlled Foreign Corporation (“CFC”) not subject to U.S. income taxes. As a wholly-owned CFC, however, the Subsidiary’s net income and capital gains, if any, will be included each year in the Fund’s investment company taxable income.

(c)	Subsequent Events Evaluation

In preparing these financial statements, the Funds have evaluated events and transactions through the date of issuance for potential recognition or disclosure resulting from subsequent events. This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments to the financial statements.

(d)	Repurchase Agreements

Each Fund may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to sell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by the Fund, collateralized by securities, which are delivered to the Fund’s Custodian or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest.

(e)	Federal Income Taxes

The Funds intend to continue to comply with the requirements of sub-chapter M of the Internal Revenue Code necessary to qualify as regulated investment companies and to make the requisite distributions of income and capital gains to shareholders

GuideMark® Funds & GuidePath® Funds

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

September 30, 2019

sufficient to relieve the Funds from all or substantially all Federal income taxes. Therefore, no Federal income tax provision is required.

The Funds have adopted financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years. The Funds have reviewed all open tax years and major jurisdictions and concluded that no provision for income tax is required in the Funds’ financial statements. As of and during the period ended March 31, 2019, the Funds did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority and did not have liabilities for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. During the fiscal period ended March 31, 2019, the Funds did not incur any interest or penalties. The Funds’ Federal and state income and Federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(f)	Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported period. Actual results could differ from those estimates.

(g)	Indemnifications

Under each Trust’s organizational documents, its officers and trustees are indemnified against certain liability arising out of their performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

(h)	Expenses

Many expenses of the Funds can be directly attributed to a specific Fund. Additionally, some expenses can be directly attributed to a specific Trust, in which case the expense is apportioned among the Funds within that Trust based on relative net assets. Expenses that cannot be directly attributed to a specific Fund or Trust are apportioned among all the Funds based on relative net assets.

(i)	Organization and Offering Costs

Organization costs consist of costs incurred to establish a Trust and enable it legally to do business. The Funds expense organizational costs as incurred. These expenses were advanced by the Advisor, and the Advisor has agreed to reimburse the Funds for these expenses, subject to potential recovery (see Note 4). Offering costs are accounted for as deferred costs until operations begin. Offering costs include legal fees regarding the preparation of the initial registration statement. Offering costs are then amortized to expense over twelve months on a straight-line basis.

(j)	Security Transactions and Income Recognition

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, and the interest income recorded using the effective yield method is accrued daily. Withholding taxes on foreign dividends and taxes on capital gains, which are included as a component of net investment income and realized gain (loss) on investments, respectively, have been provided in accordance with the Trusts’ understanding of the applicable country’s tax rules and rates. Realized gains and losses on investment transactions are determined using the high cost method. Return of capital distributions received from REIT securities are recorded as an adjustment to the cost of the security and thus may impact unrealized or realized gains or losses on the security. Gains and losses from paydowns on mortgage and asset backed securities are recorded as adjustments to interest income. Distributions from underlying investment companies are classified as investment income or realized gains based on the U.S. income tax characteristics of the distribution.

(k)	Distributions to Shareholders

The Funds, with the exception of the Core Fixed Income Fund, Tax-Exempt Fixed Income Fund, Opportunistic Fixed Income Fund, Multi-Asset Income Allocation Fund, Flexible Income Allocation Fund, Conservative Income Fund, Income Fund and Growth and Income Fund will distribute any net investment income at least annually. The Core Fixed Income Fund, Tax-Exempt Fixed Income Fund, Opportunistic Fixed Income Fund, Multi-Asset Income Allocation Fund and Flexible Income Allocation Fund will distribute any net investment income quarterly. The Conservative Income Fund, Income Fund and Growth and Income Fund will generally distribute any net investment income monthly. All of the Funds will generally distribute any net realized long or short-term capital gains at least annually. Certain Funds also utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction. Distributions to shareholders are recorded on the ex-dividend date. The Funds may also pay a special distribution at the end of the calendar year to comply with Federal tax requirements.

(l)	Derivatives

Each Fund may invest in derivative securities including call and put options, futures, forward currency contracts and swaps. These instruments may be used by a Fund for hedging purposes as well as direct investment.

GuideMark® Funds & GuidePath® Funds

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

September 30, 2019

Forward Currency Contracts

The Funds may enter into forward currency contracts, obligating the Funds to deliver and receive currency at a specified future date. Transactions involving forward currency contracts may serve as long hedges (for example, if a Fund seeks to buy a security denominated in a foreign security, it may purchase a forward currency contract to lock in the U.S. dollar price of the security) or as short hedges (if a Fund anticipates selling a security denominated in a foreign currency, it may sell a forward currency contract to lock in the U.S. dollar equivalent of the anticipated sales proceeds). Forward contracts are valued daily and unrealized appreciation or depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract.

Options

The Funds may purchase and write call or put options on securities and indices and enter into related closing transactions. All of the Funds may invest in options that are listed on U.S. exchanges or traded over the counter. Exchange-traded options are valued at the last reported sale price on the exchange on which the security underlying the option is principally traded. If no sales are reported on a particular day for exchange-traded options, or the options are not exchange-traded, the options are valued at the mean between the most recent quoted bid and asked quotations at the close of the exchange. The premium that a Fund pays when purchasing a call option or receives when writing a call option will reflect, among other things, the market price of the security, the relationship of the exercise price to the market price of the security, the relationship of the exercise price to the volatility of the security, the length of the option period and supply and demand factors. The premium is the value of an option at the date of purchase.

A purchaser (holder) of a put option pays a non-refundable premium to the seller (writer) of a put option to obtain the right to sell a specified amount of a security at a fixed price (the exercise price) during a specified period (exercise period). Conversely, the seller (writer) of a put option, upon payment by the holder of the premium, has the obligation to buy the security from the holder of the put option at the exercise price during the exercise period.

Futures

Each Fund has the ability to buy and sell stock index futures contracts traded on domestic stock exchanges to hedge the value of its portfolio against changes in market conditions. A stock index futures contract is an agreement between two parties to take or make delivery of an amount of cash equal to a specified dollar amount, times the difference between stock index value at the close of the last trading day of the contract and the price at which the futures contract is originally struck. A stock index futures contract does not involve the physical delivery of the underlying stocks in the index. Although stock index futures contracts call for the actual taking of delivery of cash, in most cases a Fund expects to liquidate its stock index futures positions through offsetting transactions, which may result in a gain or loss, before cash settlement is required.

The Funds may purchase or sell other types of futures contracts, including those based on particular interest rates, securities, foreign currencies, securities indices and other financial instruments and indices. The Funds may also purchase and write call and put options on such futures contracts, in order to seek to increase total return or to hedge against changes in interest rates, securities prices, or currency exchange rates, or, to the extent permitted by its investment policies, to otherwise manage its portfolio of investments.

Futures contracts are valued at the daily quoted settlement prices.

Swaps

The Funds may enter into interest rate, mortgage, credit, currency and total return swaps, interest rate caps, floors and collars. The Funds may also purchase and write (sell) options contracts on swaps, referred to as “swaptions”. The Funds may enter into swap transactions for hedging purposes or to seek to increase total return. Since interest rate, mortgage, credit and currency swaps and interest rate caps, floors and collars are individually negotiated, the Funds expect to achieve an acceptable degree of correlation between their portfolio investments and their swap, cap, floor and collar positions.

Swap agreements are valued using the daily mean and unrealized appreciation or depreciation is recorded daily as the difference between the prior day and current day closing price.

Derivative Instruments and Hedging Activities

Each Trust has adopted derivative instruments disclosure standards, in order to enable the investor to understand how and why an entity used derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

In general, the use of derivatives may increase the risk within the Funds. The use of over-the-counter derivatives involves the risk that the counterparty to the contract will fail to make required payments or otherwise comply with the terms of the contract. The results achieved by the use of derivatives in the Funds may not match or fully offset changes in the value of the underlying financial assets being hedged or the investment opportunity the Funds were pursuing, thereby failing to achieve, to an extent, the original purpose for using the derivatives. Certain types of derivatives may create leverage insofar as the Funds may receive returns (or suffer losses) exceeding the initial amounts the Funds committed in connection with the derivatives. The use of derivatives can result in losses or gains to the Funds exceeding the amount the Funds would have experienced in the absence of using derivatives. A relatively small price movement in a derivative may result in an immediate and substantial loss, or gain, to the Funds.

GuideMark® Core Fixed Income Fund

During the period, the Fund used fixed income derivatives including U.S. Treasury futures and credit default swaps on investment grade fixed income indices (CDX and CMBX), for both hedging and investment purposes, primarily duration management, risk management, and the pursuit of relative value opportunities. Futures contracts used in the Fund during the period included those based on short, medium, and long-term U.S. Treasury debt.

GuideMark® Funds & GuidePath® Funds

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

September 30, 2019

The Fund used futures contracts during the period primarily to manage interest rate risk. The Fund used investment grade CDX and CMBX to efficiently manage investment grade credit exposure.

Statement of Assets and Liabilities – Values of Derivative Instruments as of September 30, 2019

	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Credit Contracts – Swaps	Appreciation on swap agreements	$1,446	Depreciation on swap agreements	$3,786

Interest Rate Contracts – Swaps	Appreciation on swap agreements	—	Depreciation on swap agreements	387,177

Interest Rate Contracts – Futures*	Unrealized appreciation on futures contracts**	40,610	Unrealized depreciation on futures contracts**	17,204
Total		$42,057		$408,167

*	Includes cumulative appreciation/depreciation as reported on the Schedule of Open Futures Contracts.
**	Included in total distributable earnings on the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the period ended September 30, 2019

Amount of Realized Gain or (Loss) on Derivatives
	Futures Contracts	Swaps	Written Options	Purchased Options*	Total
Credit Contracts	$—	$10,108	$—	$—	$10,108
Interest Rate Contracts	383,390	62,179	63,888	(53,551)	455,906

Total	$383,390	$72,287	$63,888	$(53,551)	$466,014

*	Included in net realized gain (loss) on investments as reported in the Statement of Operations.

Change in Unrealized Appreciation or (Depreciation) on Derivatives
	Futures Contracts	Swaps	Purchased Options*	Total
Credit Contracts	$—	$(13,366)	$—	$(13,366)
Interest Rate Contracts	(86,870)	(590,327)	51,178	(626,019)

Total	$(86,870)	$(603,693)	$51,178	$(639,385)

*	Included in net change in unrealized appreciation (depreciation) on investments as reported in the Statement of Operations.

GuideMark® Opportunistic Fixed Income Fund

The Fund invested in derivatives in order to manage risk or gain exposure to various other investments or markets. Derivatives may contain various risks, including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and the potential for market movements which may expose the Fund to gains or losses.

The Fund seeks to maximize total investment returns through exposure to investments in fixed-income securities, equity securities, and currency instruments. The Fund entered into swap agreements to manage and/or gain exposures to credit risk. The Fund entered into forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies.

The Fund used currency forwards during the period for the purpose of hedging exposures within the Fund to non-dollar-denominated assets. In general, the use of currency derivative contracts for hedging may reduce the overall risk level of the Fund, albeit at a cost that may lower overall performance. In general, the use of currency derivatives for hedging purposes will not lead to leverage within the Fund.

GuideMark® Funds & GuidePath® Funds

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

September 30, 2019

Statement of Assets and Liabilities – Values of Derivative Instruments as of September 30, 2019

	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Interest Rate Contracts – Swaps	Appreciation on swap agreements	$—	Depreciation on swap agreements	$460,721

Foreign Exchange Contracts – Forward Currency Contracts	Appreciation of forward currency contracts	710,381	Depreciation of forward currency contracts	214,538
Total		$710,381		$675,259

The Effect of Derivative Instruments on the Statement of Operations for the period ended September 30, 2019

Amount of Realized Gain or (Loss) on Derivatives
	Forward Currency Contracts	Swaps	Written Options	Purchased Options*	Total
Foreign Exchange Contracts	$519,867	$—	$17	$6	$519,890
Interest Rate Contracts	—	(1,939,261)	—	—	(1,939,261)

Total	$5,119,867	$(1,939,261)	$17	$6	$(1,419,371)

*	Included in net realized gain (loss) on investments as reported on the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives
	Forward Currency Contracts	Swaps	Written Options	Purchased Options	Total
Foreign Exchange Contracts	$184,512	$—	$—	$—	$184,512
Interest Rate Contracts	—	577,917	—	—	577,917

Total	$6,795,943	$577,917	$—	$—	$762,429

GuidePath® Managed Futures Strategy Fund

The Fund uses a set of proprietary quantitative models to identify price trends in equity, fixed income, currency and commodity instruments, and may have both short and long exposures within an asset class based on an analysis of asset price trends. Under normal market conditions, the Fund will make extensive use of derivative instruments, in particular futures contracts, to capture the exposures suggested by its absolute return strategy while also adding value through volatility management. These market exposures, which are expected to change over time, may include exposures to global equity and fixed income securities, securities indices, currencies, commodities and other instruments. During the period ended September 30, 2019, the Fund used long and short contracts on U.S. and foreign government bonds, U.S. and foreign equity market indices, foreign currencies, commodities (through investments in the subsidiary) and short-term interest rates to capture the exposures suggested by the quantitative investment models.

Statement of Assets and Liabilities – Values of Derivative Instruments as of September 30, 2019

	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Commodity Contracts – Futures*	Unrealized appreciation on futures contracts**	$409,912	Unrealized depreciation on futures contracts**	$2,614,641

Equity Contracts – Futures*	Unrealized appreciation on futures contracts**	408,187	Unrealized depreciation on futures contracts**	747,242

Foreign Exchange Contracts – Futures*	Unrealized appreciation on futures contracts**	1,420,712	Unrealized depreciation on futures contracts**	26,389

Interest Rate Contracts – Futures*	Unrealized appreciation on futures contracts**	2,471,701	Unrealized depreciation on futures contracts**	1,805,273
Total		$4,710,512		$5,193,545

*	Includes cumulative appreciation/depreciation as reported on the Consolidated Schedule of Open Futures Contracts.
**	Included in total distributable earnings on the Consolidated Statement of Assets and Liabilities.

GuideMark® Funds & GuidePath® Funds

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

September 30, 2019

The Effect of Derivative Instruments on the Statement of Operations for the period ended September 30, 2019

Amount of Realized Gain (Loss) on Derivatives
Futures Contracts
Commodity Contracts	$(3,389,642)
Equity Contracts	(3,080,775)
Foreign Exchange Contracts	(1,095,936)
Interest Rate Contracts	(29,701,510)

Total	$(22,135,157)

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts
Commodity Contracts	$(2,412,808)
Equity Contracts	(1,390,915)
Foreign Exchange Contracts	1,898,360
Interest Rate Contracts	(5,423,697)

Total	$(7,329,060)

GuidePath® Growth and Income Fund

During the period, the Fund used equity derivatives including S&P 500 Index futures and S&P 500 Index and exchange trade funds (“ETFs”) options, for both hedging and investment purposes, primarily risk management, and the pursuit of excess premium opportunities. The Fund used futures contracts during the period primarily to manage portfolio risk (volatility). The Fund wrote collateralized put options in an attempt to generate returns through receiving the option premiums; together with investments in fixed income instruments, it intended to lower the volatility relative to as if the Fund held the S&P 500 index.

Statement of Assets and Liabilities – Values of Derivative Instruments as of September 30, 2019

	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Equity Contracts – Futures*	Unrealized appreciation on futures contracts**	$—	Unrealized depreciation on futures contracts**	$29,522

Equity Contracts – Options	Invetsments, at Value	—	Options Written, at Value	88,739
Total		$—		$118,261

*	Includes cumulative appreciation/depreciation as reported on the Schedule of Open Futures Contracts.
**	Included in total distributable earnings on the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the period ended September 30, 2019

Amount of Realized Gain (Loss) on Derivatives
	Futures Contracts	Written Options
Equity Contracts	$(74,459)	$58,530

Total	$(74,459)	$58,530

Change in Unrealized Appreciation (Depreciation) on Derivatives
	Futures Contracts	Written Options
Equity Contracts	$(29,522)	$(88,739)

Total	$(29,522)	$(88,739)

GuideMark® Funds & GuidePath® Funds

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

September 30, 2019

Volume Disclosures

The average monthly value outstanding of purchased and written options during the period ended September 30, 2019 were as follows:

	GuideMark® Core Fixed Income Fund	GuideMark® Opportunistic Fixed Income Fund	GuidePath® Managed Futures Strategy Fund	GuidePath® Growth and Income Fund
Purchased Options	$2,643	$—	$—	$—
Written Options	$(5,091)	$—	$—	$(25,238)

The average monthly notional amount outstanding of futures, forwards and swaps during the period ended September 30, 2019 were as follows:

Long Positions	GuideMark® Core Fixed Income Fund	GuideMark® Opportunistic Fixed Income Fund	GuidePath® Managed Futures Strategy Fund	GuidePath® Growth and Income Fund
Futures	$11,905,786	$—	$1,172,592,417	$1,263,513
Forwards	$—	$23,124,854	$28,542,977	$—
Swaps	$7,271,923	$6,036,286	$—	$—

Short Positions	GuideMark® Core Fixed Income Fund	GuideMark® Opportunistic Fixed Income Fund	GuidePath® Managed Futures Strategy Fund	GuidePath® Growth and Income Fund
Futures	$(3,402,920)	$—	$(217,277,041)	$(44,997)
Forwards	$—	$(7,328,217)	$5,250,298	$—

Cross Currency	GuideMark® Core Fixed Income Fund	GuideMark® Opportunistic Fixed Income Fund	GuidePath® Managed Futures Strategy Fund	GuidePath® Growth and Income Fund
Forwards	$—	$4,733,538	$—	$—

Derivative Risks

The risks of using the various types of derivatives in which the Funds may engage include: the risk that movements in the value of the derivative may not fully offset or complement instruments currently held in the Funds in the manner intended by the Advisor or sub-advisor; the risk that the counterparty to a derivative contract may fail to comply with its obligations to the Funds; the risk that there may not be a liquid secondary market for the derivative at a time when the Funds would look to disengage the position; the risk that additional capital from the Funds may be called upon to fulfill the conditions of the derivative contract; the risk that the use of derivatives in the Funds may induce leverage in the Funds, and the risk that the cost of the derivative contracts may reduce the overall returns experienced by the Funds.

Offsetting Assets and Liabilities

GuideMark® Core Fixed Income Fund

The Fund is subject to various Master Netting Arrangements, which govern the terms of certain transactions with select counterparties. The Master Netting Arrangements allow the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty. The Master Netting Arrangements also specify collateral posting arrangements at pre-arranged exposure levels. Under the Master Netting Arrangements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Netting Arrangement with a counterparty in a given account exceeds a specified threshold depending on the counterparty and the type of Master Netting Arrangement.

GuideMark® Funds & GuidePath® Funds

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

September 30, 2019

The table below, as of September 30, 2019, discloses both gross information and net information about instruments and transactions eligible for offset in the Statements of Assets and Liabilities, and instruments and transactions that are subject to an agreement similar to a master netting agreement as well as amounts related to collateral held at clearing brokers and counterparties. For financial reporting purposes, the Fund does not offset derivative assets and liabilities, and any related collateral received or pledged, on the Statement of Assets and Liabilities, except in the case of futures contracts.

Assets				Gross Amounts not offset in the Statement of Assets and Liabilities
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts Presented in the Statement of Assets and Liabilities	Financial Instruments	Collateral Received	Net Amount
Description / Counterparty
Futures
Credit Suisse	$5,447	$(3,668)	$1,759	$—	$—	$1,759
Swaps
Morgan Stanley	1,446	—	1,446	(1,446)	—	—

	$6,893	$(3,668)	$3,205	$(1,446)	$—	$1,759

*	Included in investments, at value as reported on the Statement of Assets and Liabilities.

Liabilities				Gross Amounts not offset in the Statement of Assets and Liabilities
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts Presented in the Statement of Assets and Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Description / Counterparty
Futures
Credit Suisse	$3,668	$(3,668)	$—	$—	$—	$—
Swaps
Morgan Stanley	390,963	—	390,963	(1,446)	(389,517)	—

	$394,631	$(3,668)	$390,963	$(1,446)	$(389,517)	$—

GuideMark® Opportunistic Fixed Income Fund

The Fund attempts to reduce its exposure to counterparty credit risk on over-the counter (“OTC”) derivatives, whenever possible, by entering into International Swaps and Derivatives Association, Inc. (“ISDA”) agreements with certain counterparties. These agreements typically contain various provisions, including but not limited to, collateral requirements and master netting provisions in the event of a default or other termination event. Collateral is posted by the Fund or the counterparty to the extent of the net mark-to-market exposure to the other party of all open contracts under the agreement, subject to minimum transfer requirements. The Fund is required to deposit financial collateral in the form of cash and/or securities at the clearing brokers and counterparties to continually meet the original and maintenance requirement established by the clearing brokers and counterparties. Master netting provisions allow the Fund and the counterparty, in the event of a default or other termination event, to offset amounts owed by each related to derivative contracts, including any posted collateral, to one net amount payable by either the Fund or the counterparty. The Fund’s ISDA agreements typically contain provisions that allow a counterparty to terminate open contracts early if the net asset value of a Fund declines beyond a certain threshold. For financial reporting purposes, the Fund does not offset derivative assets and liabilities, and any related collateral received or pledged, on the Statements of Assets and Liabilities.

GuideMark® Funds & GuidePath® Funds

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

September 30, 2019

The table below, as of September 30, 2019, discloses both gross information and net information about instruments and transactions eligible for offset in the Statement of Assets and Liabilities, and instruments and transactions that are subject to an agreement similar to a master netting agreement as well as amounts related to collateral held at clearing brokers and counterparties.

Assets				Gross Amounts not offset in the Statement of Assets and Liabilities
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts Presented in the Statement of Assets and Liabilities	Financial Instruments	Collateral Received	Net Amount
Description / Counterparty
Forward Currency Contracts
Bank of America	$49,705	$—	$49,705	$—	$—	$49,705
Barclays	10,241	—	10,241	—	—	10,241
BNP Paribas	82,112	—	82,112	(10,954)	—	71,158
Citibank	247,848	—	247,848	(72,160)	—	175,688
Deutsche Bank	58,077	—	58,077	(37,390)	—	20,687
Goldman Sachs	22,952	—	22,952	—	—	22,952
HSBC	45,595	—	45,595	(23,034)	—	22,561
JP Morgan Chase	179,190	—	179,190	(71,000)	—	108,190
Morgan Stanley	3,205	—	3,205	—	—	3,205
UBS	11,456	—	11,456	—	—	11,456
Swaps
Citibank	—	—	—	—	—	—
HSBC	—	—	—	—	—	—

	$710,381	$—	$710,381	$(214,538)	$—	$495,843

*	Included in investments at value as reported on the statement of Assets and Liabilities

Liabilities				Gross Amounts not offset in the Statement of Assets and Liabilities
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts Presented in the Statement of Assets and Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Description / Counterparty
Forward Currency Contracts
BNP Paribas	$10,954	$—	$10,954	$(10,954)	$—	$—
Citibank	72,160	—	72,160	(72,160)	—	—
Deutsche Bank	37,390	—	37,390	(37,390)	—	—
HSBC	23,034	—	23,034	(23,034)	—	—
JP Morgan Chase	71,000	—	71,000	(71,000)	—	—
Swaps
Citibank	297,033	—	297,033	—	—	297,033
HSBC	163,688	—	163,688	—	(11,023)	152,665

	$460,721	$—	$460,721	$(214,538)	$(11,023)	$449,698

GuidePath® Managed Futures Strategy Fund

The Fund is subject to various Master Netting Arrangements, which govern the terms of certain transactions with select counterparties. The Master Netting Arrangements allow the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty. The Master Netting Arrangements also specify collateral posting arrangements at pre-arranged exposure levels. Under the Master Netting Arrangements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Netting Arrangement with a counterparty in a given account exceeds a specified threshold depending on the counterparty and the type of Master Netting Arrangement.

GuideMark® Funds & GuidePath® Funds

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

September 30, 2019

The table below, as of September 30, 2019, discloses both gross information and net information about instruments and transactions eligible for offset in the Consolidated Statements of Assets and Liabilities, and instruments and transactions that are subject to an agreement similar to a master netting agreement as well as amounts related to collateral held at clearing brokers and counterparties. For financial reporting purposes, the Fund does not offset derivative assets and liabilities, and any related collateral received or pledged, on the Consolidated Statements of Assets and Liabilities, except in the case of futures contracts.

Assets				Gross Amounts not offset in the Consolidated Statement of Assets and Liabilities
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Consolidated Statement of Assets and Liabilities	Net Amounts Presented in the Consolidated Statement of Assets and Liabilities	Financial Instruments	Collateral Received	Net Amount
Description / Counterparty
Forward
NatWest	$1,025,222	$—	$1,025,222	$—	$—	$1,025,222
Futures*
Goldman Sachs	1,598,844	(1,343,998)	254,846	(254,846)	—	—

	$2,624,066	$(1,343,998	$1,280,068	$(254,846)	$—	$1,025,222

Liabilities				Gross Amounts not offset in the Consolidated Statement of Assets and Liabilities
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Consolidated Statement of Assets and Liabilities	Net Amounts Presented in the Consolidated Statement of Assets and Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Description / Counterparty
Forward
NatWest	$—	$—	$—	$—	$—	$—
Futures*
Goldman Sachs	1,940,605	(1,343,998)	596,607	(254,846)	(341,761)	—

	$1,940,605	$(1,343,998)	$596,607	$(254,846)	$(341,761)	$—

*	Cumulative appreciation/ depreciation on futures contracts is reported in the consolidated schedule of open futures contracts – variation margin and recievable/payable for unsettled open futures contracts presented above is presented in the Consolidated Statements of Assets and Liabilities.

In some instances, the collateral amounts disclosed in the tables were adjusted due to the requirement to limit the collateral amounts to avoid the effect of overcollateralization. Actual collateral received/pledged may be more than the amounts disclosed herein.

Due to the absence of a master netting agreement relating to the Funds’ participation in securities lending, no additional disclosures have been made on behalf of the Funds. Please reference Note 7 for collateral related to securities on loan.

GuidePath® Growth and Income Fund

The Fund is subject to various Master Netting Arrangements, which govern the terms of certain transactions with select counterparties. The Master Netting Arrangements allow the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty. The Master Netting Arrangements also specify collateral posting arrangements at pre-arranged exposure levels. Under the Master Netting Arrangements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Netting Arrangement with a counterparty in a given account exceeds a specified threshold depending on the counterparty and the type of Master Netting Arrangement.

GuideMark® Funds & GuidePath® Funds

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

September 30, 2019

The table below, as of September 30, 2019, discloses both gross information and net information about instruments and transactions eligible for offset in the Statements of Assets and Liabilities, and instruments and transactions that are subject to an agreement similar to a master netting agreement as well as amounts related to collateral held at clearing brokers and counterparties. For financial reporting purposes, the Fund does not offset derivative assets and liabilities, and any related collateral received or pledged, on the Statement of Assets and Liabilities, except in the case of futures contracts.

Assets				Gross Amounts not offset in the Statement of Assets and Liabilities
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts Presented in the Statement of Assets and Liabilities	Financial Instruments	Collateral Received	Net Amount
Description / Counterparty
Futures
NatWest	$23,520	$—	$23,520	$—	$—	$23,520

	$23,520	$—	$23,520	$—	$—	$23,520

Liabilities				Gross Amounts not offset in the Statement of Assets and Liabilities
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts Presented in the Statement of Assets and Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Description / Counterparty
Options Written
NatWest	$88,739	$—	$88,739	$—	$—	$88,739

	$88,739	$—	$88,739	$—	$—	$88,739

(m)	Securities Purchased or Sold on a Forward-Commitment Basis

The Funds may enter into when-issued or other purchase or sale transactions that specify forward delivery of a financial security. In connection with this ability, the Funds may enter into mortgage “dollar rolls” in which a Fund sells securities in the current month for delivery and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity), but not identical securities on a specified future date. The party that is obligated to buy a security in the future will retain the use of their funds, and will benefit from any interest that is earned on those funds from the day that they enter into the forward contract until the day that they take delivery and pay for the security.

(n)	Foreign Securities – For purposes of these financial statements, foreign securities are defined as securities issued by companies that are organized outside the United States. Investing in these types of securities make a fund more susceptible to additional risks. These risks include currency fluctuations, political and economic instability, less government regulation, less publicly available information, limited trading markets, differences in financial reporting standards, fewer protections for passive investors and less stringent regulation of securities markets. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government. Occasionally, events that affect these values and exchange rates may occur after the close of the exchange on which such securities are traded. If such events materially affect the value of a Fund’s securities, these securities may be valued at their fair value pursuant to procedures adopted by the Board.
(o)	Foreign Currency Translation

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Funds denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rate in effect on the dates of the respective transactions. The Funds do not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

(p)	Restricted and Illiquid Securities

No Fund may acquire any illiquid investment if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid investments that are assets. The Advisor, with the assistance of the sub-advisors and/or pricing services, will determine the value of such securities in good faith pursuant to procedures adopted by the applicable Board of Trustees. Illiquid securities present the risks that a Fund may have difficulty valuing these holdings and/or may be unable to sell these holdings at the time or price desired. There are no restrictions on each Fund’s ability to invest in restricted securities (that is, securities that are not registered pursuant to the Securities Act of 1933), except to the extent such securities may be considered illiquid. Securities issued pursuant to Rule 144A of the Securities Act of 1933 will be considered liquid if determined to be so under the Funds’ liquidity guidelines.

GuideMark® Funds & GuidePath® Funds

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

September 30, 2019

(q)	Auction Rate Securities

The Core Fixed Income Fund, Tax-Exempt Fixed Income Fund, and each of the GPS Funds II portfolios may invest in auction rate municipal securities. Auction rate securities usually permit the holder to sell the securities in an auction at par value at specified intervals. The dividend is reset by “Dutch” auction in which bids are made by broker-dealers and other institutions for a certain amount of securities at a specified minimum yield. The dividend rate set by the auction is the lowest interest or dividend rate that covers all securities offered for sale. While this process is designed to permit auction rate securities to be traded at par value, there is a risk that an auction will fail due to insufficient demand for the securities.

(r)	Short Sales

Although not currently part of any Fund’s principal investment strategy, each Fund has the ability to make equity short sales. Short sales are transactions where a Fund sells securities it does not own in anticipation of a decline in the value of the securities.

(s)	Trustee Compensation

Effective April 1, 2019, for the services performed as Trustees of the consolidated Board of GPS Funds I, GPS Funds II, and Savos Investments Trust, which currently consists of one fund, the Independent Trustees receive a retainer fee of $87,500 per year, $5,000 for each quarterly meeting and annual agreement renewal review meeting, whether held in-person or telephonically, $5,000 for each special meeting attended in person and $2,000 for each special meeting attended telephonically, as well as reimbursement for expenses incurred in connection with attendance at such meetings. The fees are allocated proportionally to each Fund within the Trusts based on total assets under management.

The “interested persons” who serve as Trustees of the Trusts receive no compensation from the Trusts for their services as Trustees. The Funds reimburse the Advisor an allocated amount for the compensation and related expenses of certain officers of the Trusts who provide compliance services to the Funds. The aggregate amount of all such reimbursements is determined by the Trustees. No other compensation or retirement benefits are received by any Trustee or officer from the Funds.

(t)	Pending Litigation

The Funds are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company, which included the GuideMark® Emerging Markets Fund, who tendered shares when the Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

(u)	Participatory Notes (“participation notes”)

Each Fund may invest in participation notes. Participation notes are unsecured, bearer securities typically issued by financial institutions, the return of which is generally linked to the performance of the underlying listed shares of a company in an emerging market (for example, the shares in a company incorporated in India and listed on the Bombay Stock Exchange). Participation notes are often used to gain exposure to securities of companies in the markets that restrict foreign ownership of local companies.

The terms of participation notes vary widely. Investors in participation notes do not have or receive any rights relating to the underlying shares, and the issuers of the notes may not be obligated to hold any shares in the underlying companies. Participation notes are not currently regulated by the governments of the countries upon which securities the notes are based. These instruments, issued by brokers with global registration, bear counterparty risk and may bear additional liquidity risk. These securities have been deemed to be liquid as of September 30, 2019.

4.	Investment Advisor

Each Trust has an Investment Advisory Agreement (the “Agreement”) with AssetMark, Inc. (the “Advisor” or “AssetMark”), with whom certain officers and trustees of the Trust are affiliated, to furnish investment advisory services to the Funds. Under the terms of the Agreement, the Funds compensate the Advisor for its management services at the following contractual rates, based on each Fund’s average daily net assets:

Large Cap Core Fund	0.45%
Emerging Markets Fund	0.59%
Small/Mid Cap Core Fund	0.57%
World ex-US Fund	0.50%
Core Fixed Income Fund	0.40%
Tax-Exempt Fixed Income Fund	0.50%
Opportunistic Fixed Income Fund	0.70%
Growth Allocation Fund	0.25%
Conservative Allocation Fund	0.25%
Tactical Allocation Fund	0.35%
Absolute Return Allocation Fund	0.35%
Multi-Asset Income Allocation Fund	0.35%
Flexible Income Allocation Fund	0.25%
Managed Futures Strategy Fund	1.05%
Conservative Income Fund	0.35%
Income Fund	0.45%
Growth and Income Fund	0.45%

AssetMark also provides certain administrative services to the shares of the Conservative Income Fund, Income Fund and Growth and Income Fund, and to the Service Shares of the remaining Funds, pursuant to Administrative Services Agreements between the Funds and AssetMark, for which AssetMark receives a fee of 0.25% of the average daily net assets of the applicable class of shares of each Fund. The administrative services may include development and maintenance of a web-based software platform for both investment advisers and shareholders; creation of a customized full-color client quarterly performance review for each individual client; facilitating the initiation and setup of new account and related asset transfers; reviewing and following up on custodial paperwork; attending to shareholder correspondence, requests and inquiries, and other communications with shareholders and their representatives;

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assisting with the processing of purchases and redemptions of shares; and monitoring and overseeing non-advisory relationships with entities providing services to the applicable class of shares of each Fund; including the transfer agent and custodian.

In addition, GPS Funds I and the Advisor have also entered into a Fee Waiver Agreement designed to provide Fund shareholders with the economic benefits of economies of scale that may be realized as Fund assets increase. Under the Fee Waiver Agreement, the Advisor has contractually agreed to waive, through July 31, 2020, 0.025% of each Fund’s annual advisory fee on assets in GPS Funds I collectively in excess of $6 billion, and an additional 0.025% of each Fund’s annual advisory fee on assets in GPS Funds I collectively in excess of $12 billion.

Each Fund and the Advisor have also entered into an Expense Limitation Agreement under which the Advisor has agreed to waive, through July 31, 2020, its management fee and/or reimburse each Fund’s other expenses to the extent necessary to ensure that the Fund’s net annual operating expenses (excluding taxes, interest, trading costs, acquired fund expenses, expenses paid with securities lending expense offset credits and non-routine expenses) do not exceed the following rates (“Expense Limits”), based on daily net assets of each class of each Fund:

	Service Class	Institutional Class	Single Class
Large Cap Core Fund	1.24%	0.64%	—
Emerging Markets Fund	1.65%	1.05%	—
Small/Mid Cap Core Fund	1.45%	0.85%	—
World ex-US Fund	1.39%	0.79%	—

	Service Class	Institutional Class	Single Class
Core Fixed Income Fund	1.19%	0.59%	—
Tax-Exempt Fixed Income Fund	1.29%	0.69%	—
Opportunistic Fixed Income Fund	1.55%	0.95%	—
Growth Allocation Fund	1.00%	0.40%	—
Conservative Allocation Fund	0.70%	0.10%	—
Tactical Allocation Fund	1.10%	0.50%	—
Absolute Return Allocation Fund	0.80%	0.20%	—
Multi-Asset Income Allocation Fund	1.10%	0.50%	—
Flexible Income Allocation Fund	0.75%	0.15%	—
Managed Futures Strategy Fund	1.90%	1.30%	—
Conservative Income Fund	—	—	0.64%
Income Fund	—	—	0.79%
Growth and Income Fund	—	—	0.79%

Any such contractual waiver or reimbursement is subject to later adjustment to allow the Advisor to recoup amounts waived or reimbursed to the extent actual fees and expenses for a fiscal period are less than each Fund’s Expense Limits at the time of the waiver, provided, however, that the Advisor shall only be entitled to recoup such amounts for a period of three years after the end of the calendar month in which the fee or expense was waived or reimbursed. As of September 30, 2019, Large Cap Core Fund, Small/Mid Cap Core Fund, World ex-US Fund Service Class Shares, Growth Allocation Fund, Tactical Allocation Fund and Multi-Asset Income Allocation Fund have recouped all potential recoverable waivers or reimbursed expenses.

The Advisor is currently waiving fees and, in some cases, reimbursing expenses in the Funds listed below in order to keep these Funds at their Expense Limits. Waived expenses subject to potential recovery are as follows:

	Year of Expiration 03/31/2020	Year of Expiration 03/31/2021	Year of Expiration 03/31/2022	Year of Expiration 03/31/2023
Emerging Markets Fund	$1	$—	$8,417	$48,050
Small/Mid Cap Core Fund	—	—	—	—
World ex-US Fund	17,942	4,462	53	—
Core Fixed Income Fund	109,659	140,476	187,844	85,486
Tax-Exempt Fixed Income Fund	60,304	53,567	64,590	33,142
Opportunistic Fixed Income Fund	175,049	197,441	192,137	99,630
Conservative Allocation Fund	—	123,290	461,910	389,245
Absolute Return Allocation Fund	—	152,010	735,890	478,855
Flexible Income Allocation Fund	—	15,949	67,053	96,654
Managed Futures Strategy Fund	29,820	47,553	18,545	—
Conservative Income Fund	—	—	55,574	37,843
Income Fund	—	—	58,315	34,274
Growth and Income Fund	—	—	56,091	61,186

Sub-advisory services are provided to certain of the Funds, pursuant to agreements between the Advisor and various sub-advisors. Under the terms of these sub-advisory agreements, the Advisor compensates each sub-advisor based on the portion of each Fund’s average daily net assets that is allocated to the sub-advisor.

The Board of Trustees approved the renewal of a compensation policy with respect to the Trust’s Chief Compliance Officer (“CCO”), pursuant to which the Funds will pay a portion of the CCO’s salary by allocation among the Funds according to relative average net assets.

5.	Distribution Plan

Each Trust, on behalf of the Service Shares class of its Funds, as applicable, has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”), which provides for each Fund to pay distribution fees at an annual rate of 0.25% of the average daily net assets of the Funds’ Service Shares. Payments under the 12b-1 Plan shall be used to compensate persons (including

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September 30, 2019

affiliates of the Trust) who provide support services in connection with the distribution of the Funds’ Service Shares class and servicing of the Funds’ Service Shares class shareholders. For example, these amounts are paid to financial intermediaries that perform back office shareholder servicing and recordkeeping services that facilitate the operation of the AssetMark Program through which the Funds are primarily distributed. The Advisor (and its affiliates) similarly receive portions of such payments for their services provided to facilitate the operation of the program. These financial intermediaries and affiliates of the Trust also receive payments from the Trust outside of the 12b-1 Plan for shareholder services that are unrelated to distribution services. AssetMark BrokerageTM, LLC (“Distributor”), an affiliate of the Advisor, serves as the Funds principal underwriter and distributor. The Funds did not pay any commissions or other compensation, other than 12b-1 fees, to the Distributor during the Funds’ most recent period ended September 30, 2019.

6.	Service, Custody, and Line of Credit Agreements

The Funds have entered into Service Agreements with U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”) and a Custody Agreement with U.S.

Bank, N.A. (“USB” or the “Custodian”), an affiliate of Fund Services. Under these agreements, Fund Services and the Custodian provide certain transfer agency, administrative, accounting and custody services.

The Funds have established a line of credit (“LoC”) with USB to be used for temporary or emergency purposes, primarily for financing redemption payments, using the securities in the Funds’ portfolios as collateral. Savos Investments Trust, which is also managed by AssetMark, is also party to the same LoC agreement. The LoC was renewed August 1, 2019 and will mature, unless renewed, on July 31, 2020. Borrowing under the LoC is limited to the lesser of 20% of the gross market value of a Fund, 20% of specific marketable securities acceptable to USB, or $250,000,000 for all Funds. The interest rate paid by the Funds on outstanding borrowings is equal to the prime rate, which was 5.0% at September 30, 2019. As of September 30, 2019, Flexible Income Allocation Fund had outstanding borrowings of $203,000, which is disclosed as a payable to custodian on the Statement of Assets and Liabilities. The Funds have authorized USB to charge any of the custody accounts of the Funds for any missed payments by the Funds. Interest expense incurred for the Funds is disclosed on the Statements of Operations.

During the period April 1, 2019 to September 30, 2019, the details of the borrowings were as follows:

Fund	Average Daily Borrowings	Weighted Average Annualized Interest Rate	Maximum Borrowings
Large Cap Core Fund	$—	—	$—
Emerging Markets Fund	30,601	5.44%	1,041,000
Small/Mid Cap Core Fund	—	—	—
World ex-US Fund	13,689	5.35%	1,508,000
Core Fixed Income Fund	—	—	—
Tax-Exempt Fixed Income Fund	—	—	—
Opportunistic Fixed Income Fund	—	—	—
Growth Allocation Fund	577,590	5.25%	74,171,000
Conservative Allocation Fund	258,689	5.25%	33,161,000
Tactical Allocation Fund	—	—	—
Absolute Return Allocation Fund	123,038	5.30%	16,761,000
Multi-Asset Income Allocation Fund	28,311	5.30%	4,086,000
Flexible Income Allocation Fund	331,235	3.66%	22,320,000
Managed Futures Strategy Fund	—	—	—
Conservative Income Fund	—	—	—
Income Fund	—	—	—
Growth and Income Fund	—	—	—

7.	Securities Lending

The Trusts, on behalf of certain of the Funds, entered into securities lending arrangements with the Custodian. Under the terms of the agreement, the Custodian is authorized to loan securities on behalf of the Funds to approved brokers. In exchange, under normal market conditions, the Funds receive cash collateral in the amount of at least 102% of the value of securities loaned for domestic securities, and 105% of the value of securities loaned with respect to foreign securities. The cash collateral is invested in the Mount Vernon Liquid Assets Portfolio, LLC of which the investment objective is to seek to maximize income to the extent consistent with the preservation of capital and liquidity and maintain a stable

Net Asset Value (“NAV”) of $1.00. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return the borrowed securities. In addition, the Funds bear the risk of loss associated with the investment of cash collateral received. After predetermined rebates to brokers, a percentage of the net securities lending revenue is credited to the Funds to be used as an offset against costs and other charges incurred by the Fund with the Custodian or its affiliates or, as directed in writing by the Funds, other service providers. The Custodian is paid a fee for administering a securities lending program for the Funds, equal to the remaining percentage of the net securities lending revenues generated under the agreement.

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September 30, 2019

During the period ended September 30, 2019, the Funds (excluding the Tax-Exempt Fixed Income Fund, Opportunistic Fixed Income Fund and Managed Futures Strategy Fund) had loaned securities that were collateralized by cash. The Funds continue to receive interest payments or dividends on the securities loaned during the borrowing year. The cash collateral received was invested in securities as listed in each Fund’s Schedule of Investments. Income earned from these investments is allocated to each Fund based on each Fund’s portion of total cash collateral received. The Funds also receive compensation in the form of fees which depend on a number of factors including the type of security and length of the loan. Securities lending income is disclosed in each Fund’s Statement of Operations as a securities lending credit.

Secured Borrowings

Securities Lending Transactions
Overnight and Continuous	Investments Purchased with Proceeds from Securities Lending Collateral
Large Cap Core Fund	$86,050,938
Emerging Markets Fund	3,669,261
Small/Mid Cap Core Fund	8,533,516
World ex-US Fund	2,160,335
Core Fixed Income Fund	2,740,344
Tax-Exempt Fixed Income Fund*	—
Opportunistic Fixed Income Fund*	—
Growth Allocation Fund	115,360,564
Conservative Allocation Fund	79,746,430
Tactical Allocation Fund	82,460,019
Absolute Return Allocation Fund	18,426,869
Multi-Asset Income Allocation Fund	18,003,699
Flexible Income Allocation Fund	11,829,387
Managed Futures Strategy Fund	—
Conservative Income Fund	390,793
Income Fund	7,302,268
Growth & Income Fund	717,558

Amounts related to agreements not included in offsetting disclosure in footnote 3 (Offsetting Assets and Liabilities).	$437,391,981

*	Not eligible to participate in securities lending.

8.	Investment Transactions

The aggregate purchases and sales of securities, excluding short-term investments, for the period ended September 30, 2019 are summarized below.

	Purchases	Sales
Large Cap Core Fund	$106,985,009	$31,055,502
Emerging Markets Fund	19,683,130	19,919,560
Small/Mid Cap Core Fund	12,858,674	11,271,446
World ex-US Fund	20,496,053	88,514,900
Core Fixed Income Fund*	213,903,266	206,672,082
Tax-Exempt Fixed Income Fund	4,442,127	4,777,699
Opportunistic Fixed Income Fund**	6,139,767	4,545,737
Growth Allocation Fund	193,013,240	193,227,096
Conservative Allocation Fund	94,095,138	99,703,164
Tactical Allocation Fund	809,523,505	794,795,646
Absolute Return Allocation Fund	193,852,639	207,602,983
Multi-Asset Income Allocation Fund	32,655,272	34,400,747
Flexible Income Allocation Fund	193,083,195	157,600,439
Managed Futures Strategy Fund	—	—
Conservative Income Fund	2,648,192	539,450
Income Fund	28,797,426	11,116,546
Growth and Income Fund	26,033,642	12,276,830

*	Included in these amounts were $196,818,918 of purchases and $179,724,372 of sales of U.S. Government Securities.
**	Included in these amounts were $10,887,520 of purchases and $7,797,558 of sales of U.S. Government Securities.
9.	New Accounting Pronouncements

In March 2017, the FASB issued ASU No. 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities (“ASU 2017-08”). The amendments in the ASU 2017-08 shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU 2017-08 does not require an accounting change for securities held at a discount; which continues to be amortized to maturity. The ASU 2017-08 is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.

10.	Other Tax Information

Net investment income and realized gains and losses for Federal income tax purposes may differ from that reported on the financial statements because of permanent book-to-tax differences. GAAP requires that permanent differences between financial reporting and tax reporting be reclassified between various components of net assets.

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September 30, 2019

These differences are primarily due to foreign currency, Passive Foreign Investment Companies, capital loss carryforwards, CFC income reversal, net operating loss lost, Partnerships, debt modifications and paydown reclassifications. On the Statements of Assets and Liabilities, the following adjustments were made:

	Total Distributable Earnings (Loss)	Capital Stock
Large Cap Core Fund	$155	$(155)
Emerging Markets Fund	6,018,094	(6,018,094)
Small/Mid Cap Core Fund	82,106	(82,106)
World ex-US Fund	33	(33)
Core Fixed Income Fund	28	(28)
Tax-Exempt Fixed Income Fund	—	—
Opportunistic Fixed Income Fund	1,153	(1,153)
Growth Allocation Fund	(343,712)	343,712
Conservative Allocation Fund	(102,988)	102,988
Tactical Allocation Fund	499	(499)
Absolute Return Allocation Fund	411	(411)
Multi-Asset Income Allocation Fund	244	(244)
Flexible Income Allocation Fund	63	(63)
Managed Futures Strategy Fund	3,256,838	(3,256,838)
Conservative Income Fund	—	—
Income Fund	—	—
Growth and Income Fund	—	—

The Funds intend to utilize capital loss carryforwards to offset future realized capital gains. Losses are carried forward indefinitely and any corresponding loss character is retained. Capital loss carryforwards available for Federal income tax purposes are as follows:

	Capital losses
	Short Term	Long Term	Utilized
Large Cap Core Fund	$—	$—	$—
Emerging Markets Fund	—	—	—
Small/Mid Cap Core Fund	—	—	—
World ex-US Fund	1,218,838	—	—
Core Fixed Income Fund	322,650	892,955	—
Tax-Exempt Fixed Income Fund	—	—	—
Opportunistic Fixed Income Fund	13,412,961	5,194,192	—
Growth Allocation Fund	—	—	—
Conservative Allocation Fund	3,216,607	2,941,058	—
Tactical Allocation Fund	—	—	—
Absolute Return Allocation Fund	4,641,227	5,713,779	—
Multi-Asset Income Allocation Fund	581,457	9,790	—
Flexible Income Allocation Fund	3,222,774	7,865,603	—
Managed Futures Strategy Fund	7,660,359	3,052,218	—
Conservative Income Fund	468	—
Income Fund	—	—
Growth and Income Fund	2,411	—

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September 30, 2019

Additionally, at March 31, 2019, the Funds deferred on a tax basis losses as follows:

	Ordinary Late Year Loss	Capital Loss
Large Cap Core Fund	$—	$—
Emerging Markets Fund	93,374	—
Small/Mid Cap Core Fund	2,812	112,148
World ex-US Fund	—	—
Core Fixed Income Fund	—	—
Tax-Exempt Fixed Income Fund	—	—
Opportunistic Fixed Income Fund	—	11,517,785
Growth Allocation Fund	—	—
Conservative Allocation Fund	—	5,422,732
Tactical Allocation Fund	—	—
Absolute Return Allocation Fund	—	—
Multi-Asset Income Allocation Fund	—	—
Flexible Income Allocation Fund	—	—
Managed Futures Strategy Fund	—	—
Conservative Income Fund	—	—
Income Fund	—	—
Growth and Income Fund	—	—
A regulated investment company may elect for any taxable year to treat any portion of the qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital and ordinary losses which occur during the portion of the taxable year subsequent to October 31 and December 31, respectively.

The character of distributions for tax purposes paid during the fiscal periods ended March 31, 2019 and March 31, 2018 are as follows:

	Period Ended March 31, 2019
	Ordinary Income Distributions		Long-Term Capital Gain Distributions
Large Cap Core Fund	$3,453,165		$2,174,962
Emerging Markets Fund	6,612,553		4,662,846
Small/Mid Cap Core Fund	—		3,364,649
World ex-US Fund	2,697,943		—
Core Fixed Income Fund	2,660,751		—
Tax-Exempt Fixed Income Fund	807,310	*	31,215
Opportunistic Fixed Income Fund	3,116,585		—
Growth Allocation Fund	9,592,301		41,521
Conservative Allocation Fund	5,144,892		503,292
Tactical Allocation Fund	12,448,559		1,209,576
Absolute Return Allocation Fund	8,705,187		—
Multi-Asset Income Allocation Fund	4,391,358		—
Flexible Income Allocation Fund	2,016,221		—
Managed Futures Strategy Fund	—		—
Conservative Income Fund	1,400
Income Fund	3,522
Growth and Income Fund	5,095

*	Contains $802,230 of tax-exempt income for period ended March 31, 2019.

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September 30, 2019

	Year Ended March 31, 2018
	Ordinary Income Distributions		Long-Term Capital Gain Distributions
Large Cap Core Fund	$3,107,413		$9,359,696
Emerging Markets Fund	805,262		—
Small/Mid Cap Core Fund	2,395,401		11,762,993
World ex-US Fund	2,901,835		—
Core Fixed Income Fund	2,420,788		798,073
Tax-Exempt Fixed Income Fund	818,304	*	—
Opportunistic Fixed Income Fund	4,430,670		—
Growth Allocation Fund	19,021,662		45,261,115
Conservative Allocation Fund	3,541,731		524,943
Tactical Allocation Fund	5,930,041		2,983,197
Absolute Return Allocation Fund	3,894,617		—
Multi-Asset Income Allocation Fund	3,084,967		—
Flexible Income Allocation Fund	2,461,272		—
Managed Futures Strategy Fund	—		—

*	Contains $814,112 of tax-exempt income for year ended March 31, 2018.

At March 31, 2019, the components of accumulated earnings (losses) on a tax basis were as follows:

	Large Cap Core Fund	Emerging Markets Fund	Small/Mid Cap Core Fund	World ex-US Fund	Core Fixed Income Fund	Tax-Exempt Fixed Income Fund
Cost of Portfolio*	$286,853,990	$70,366,766	$55,451,911	$202,695,332	$150,629,488	$23,569,666

Gross Unrealized Appreciation	$92,867,235	$19,878,576	$17,974,391	$28,626,589	$2,279,164	$1,342,039
Gross Unrealized Depreciation	(10,963,232)	(5,023,556)	(4,567,461)	(12,077,895)	(908,720)	(18,454)

Net Unrealized Appreciation/(Depreciation)	81,904,003	14,855,020	13,406,930	16,548,694	1,370,444	1,323,585

Undistributed Tax-Exempt Ordinary Income	—	—	—	—	—	—
Undistributed Ordinary Income	138,083	—	—	2,542,292	87,249	4,611
Undistributed Long-Term Cap Gains	4,125,368	—	—	—	—	71,158

Total Distributable Earnings	4,263,451	—	—	2,542,292	87,249	1,399,354

Other Accumulated Gains/(Losses)	—	(93,374)	(114,960)	(1,218,838)	(1,215,657)	—

Total Distributable Earnings/(Loss)	86,167,454	14,761,646	13,291,970	17,872,148	242,036	1,399,354

*	Portfolio includes investments and derivative contracts

	Opportunistic Fixed Income Fund	Growth Allocation Fund	Conservative Allocation Fund	Tactical Allocation Fund	Absolute Return Allocation Fund	Multi-Asset Income Allocation Fund
Cost of Portfolio*	$53,626,122	$843,090,153	$399,999,627	$390,156,104	$336,278,290	$167,887,936

Gross Unrealized Appreciation	$479,605	$105,828,701	$15,886,687	$26,020,371	$3,546,174	$3,799,508
Gross Unrealized Depreciation	(5,051,682)	(721,439)	(339,000)	(77,008)	(399,151)	(1,479,286)

Net Unrealized Appreciation/(Depreciation)	(4,572,077)	105,107,262	15,547,687	25,943,363	3,147,023	2,320,222

Undistributed Tax-Exempt Ordinary Income	—	—	—	—	—	—
Undistributed Ordinary Income	641,387	1,429,522	1,531,064	—	1,667,927	46,314
Undistributed Long-Term Cap Gains	—	—	—	5,552,749	—	—

Total Distributable Earnings	641,387	1,429,522	1,531,064	5,552,749	1,667,927	46,314

Other Accumulated Gains/(Losses)	(18,626,539)	(11,534,542)	(6,174,422)	(5,439,489)	(10,371,763)	(591,247)

Total Distributable Earnings/(Loss)	(22,557,229)	95,002,242	10,904,329	26,056,623	(5,556,813)	1,775,289

*	Portfolio includes investments and derivative contracts

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NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

September 30, 2019

	Flexible Income Allocation Fund	Managed Futures Strategy Fund	Conservative Income Fund	Income Fund	Growth and Income Fund
Cost of Portfolio*	$77,135,816	$157,634,420	$974,722	$3,338,001	$4,396,696

Gross Unrealized Appreciation	$1,139,035	$2,053,364	$1,467	$39,883	$31,357
Gross Unrealized Depreciation	—	(75,477)	(371)	(20)	(9,740)

Net Unrealized Appreciation/(Depreciation)	1,139,035	1,977,887	1,096	39,863	21,617

Undistributed Tax-Exempt Ordinary Income	—	—	—	—	—
Undistributed Ordinary Income	55,839	590,346	772	13,043	2,607
Undistributed Long-Term Cap Gains	—	—	—	688	—

Total Distributable Earnings	55,839	590,346	772	13,731	2,607

Other Accumulated Gains/(Losses)	(10,188,377)	(10,534,280)	(468)	—	(2,411)

Total Distributable Earnings/(Loss)	(8,993,503)	(7,966,047)	1,400	53,594	21,813

The differences between book-basis and tax-basis unrealized appreciation and depreciation is primarily attributable to the tax deferral of losses on wash sales and other temporary differences.

*	Portfolio includes investments and derivative contracts

GuideMark® Funds & GuidePath® Funds

ADDITIONAL INFORMATION

September 30, 2019

Additional Information

1.	Shareholder Notification of Federal Tax Status (Unaudited)

The Funds designated the following percentages of dividends during the fiscal year 2019 as dividends qualifying for the dividends received deduction available to corporate shareholders and as dividends from net investment income that are qualifying income under the Jobs and Growth Tax Relief Reconciliation Act of 2003, respectively:

	Dividends received deduction % for corporate shareholders	% of dividends as qualified income
Large Cap Core Fund	83.35%	85.42%
Emerging Markets Fund	1.02%	100.00%
Small/Mid Cap Core Fund	0.00%	0.00%
World ex-US Fund	0.01%	100.00%
Core Fixed Income Fund	0.00%	0.00%
Tax-Exempt Fixed Income Fund	0.00%	0.00%
Opportunistic Fixed Income Fund	0.00%	0.00%
Growth Allocation Fund	9.49%	95.21%
Conservative Allocation Fund	8.93%	25.95%
Tactical Allocation Fund	13.32%	56.00%
Absolute Return Allocation Fund	0.08%	2.46%
Multi-Asset Income Allocation Fund	27.59%	45.00%
Flexible Income Allocation Fund	2.12%	6.66%
Managed Futures Strategy Fund	0.00%	0.00%
Conservative Income Fund	0.00%	0.00%
Income Fund	4.79%	1.12%
Growth and Income Fund	4.34%	50.57%

2.	Foreign Tax Credit Pass Through (Unaudited)

Pursuant to Section 853 of the Internal Revenue Code, the following Funds designate the following amounts as foreign taxes paid for the year ended March 31, 2019. Foreign taxes paid for purposes of Section 853 may be less than actual foreign taxes paid for financial statement purposes.

	Creditable Foreign Taxes Paid	Per Share Amount	Portion of Ordinary Income Distribution Derived from Foreign Sourced Income*
Emerging Markets	$421,872	$0.0172	96.72%
World ex-US Fund	288,263	0.0447	94.67%

*	The Funds listed above did not derive any income from “ineligible foreign sources” as defined under Section 901(j) of the Internal Revenue Code.

Foreign taxes paid or withheld should be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments.

Above figures may differ from those cited elsewhere in this report due to differences in the calculation of income and gains under U.S. generally accepted accounting principles (book) purposes and Internal Revenue Service (tax) purposes.

Shareholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their investments in the Funds. In January, shareholders, excluding corporate shareholders, receive an IRS 1099-DIV regarding the Federal tax status of the dividends and distributions they received in the calendar year.

GuideMark® Funds & GuidePath® Funds

ADDITIONAL INFORMATION (Continued)

September 30, 2019

3.	Disclosure Regarding Fund Trustees and Officers (Unaudited)

Name, Address and Year of Birth	Position(s) Held with the Trusts	Term of Office and Length of Time Served	Principal Occupation During Past Five Years or Longer	# of Portfolios in Fund Complex Overseen by Trustee	Other Director/ Trustee Positions
GPS Funds I and GPS Funds II

Independent Trustees

David M. Dunford Year of Birth: 1949 c/o AssetMark, Inc. 1655 Grant Street, 10th Floor Concord, CA 94520	Lead Independent Trustee	Indefinite Term (since 2013 for GPS Funds I and since 2011 for GPS Funds II)	Retired; formerly, Senior Vice President, Merrill Lynch Insurance Group (1989-2001).	18	Trustee, Savos Investments Trust (2015-present); Director, New England Bancorp (2006-2016);

Paul S. Feinberg Year of Birth: 1942 c/o AssetMark, Inc. 1655 Grant Street, 10th Floor Concord, CA 94520	Independent Trustee	Indefinite Term (since 2013 for GPS Funds I and since 2011 for GPS Funds II)	Retired; formerly, President, CitiStreet Funds, Inc. (2000-2005); Executive Vice President and General Counsel, CitiStreet Associates LLC (insurance agency), CitiStreet Equities LLC (broker-dealer), CitiStreet Financial Services LLC (registered investment advisor) and CitiStreet Funds Management LLC (registered investment advisor) (1990-2005).	18	Trustee, Savos Investments Trust (2015-present);

Dennis G. Schmal Year of Birth: 1947 c/o AssetMark, Inc. 1655 Grant Street, 10th Floor Concord, CA 94520	Independent Trustee	Indefinite Term (since 2007 for GPS Funds I and since 2013 for GPS Funds II)	Self-employed consultant (1999-present); formerly, Partner, Arthur Andersen LLP (audit services) (1972-1999).	18	Trustee, Savos Investments Trust (2015-present); Director, Blue Calypso, Inc. (2015-present); Director, Cambria ETF Series Trust (2013-present); Director, Merriman Holdings, Inc. (financial services) (2003-2016);
Interested Trustee

Carrie E. Hansen* Year of Birth: 1970 c/o AssetMark, Inc. 1655 Grant Street, 10th Floor Concord, CA 94520	Interested Trustee and Chairperson President	Indefinite Term since 2014 Renewed 1-Year Term since 2008	President, GPS Funds I (2007-present) and GPS Funds II (2011-present); President, Savos Investments Trust (“Savos”) (2008-present); Executive Vice President and Chief Operating Officer, AssetMark (2008-present); President, AssetMark Brokerage™, LLC (2013-present).	18	Trustee, Savos Investments Trust (2014-present); Chairperson, AssetMark Trust Co. (2008-present);

GuideMark® Funds & GuidePath® Funds

ADDITIONAL INFORMATION (Continued)

September 30, 2019

Name, Address and Year of Birth	Position(s) Held with the Trusts	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
Officers of the Trusts**

John Koval Year of Birth: 1966 c/o AssetMark, Inc. 1655 Grant Street, 10th Floor Concord, CA 94520	Chief Compliance Officer and AML Compliance Officer	Renewed 1-Year Term since 2013	Chief Compliance Officer, GPS Funds I, GPS Funds II, and Savos (2013-present); Interim Chief Compliance Officer, GPS Funds I, GPS Funds II, and Savos (September 2012-January 2013); Senior Compliance Officer, AssetMark (2011-2012); Chief Operating Officer, SEAL Capital, Inc. (2009-2010); Chief Compliance Officer, Cliffwood Partners LLC (2004-2009).

Patrick R. Young Year of Birth: 1982 c/o AssetMark, Inc. 1655 Grant Street, 10th Floor Concord, CA 94520	Vice President and Treasurer	Renewed 1-Year Term since 2014	Vice President and Treasurer, GPS Funds I, GPS Funds II, and Savos (May 2014-present); Director of Mutual Fund Operations and Finance, AssetMark (February 2016-present); Manager of Fund Administration, AssetMark (May 2014-February 2016); Senior Fund Administration Officer, AssetMark (2008-May 2014).

Christine Villas-Chernak Year of Birth: 1968 c/o AssetMark, Inc. 1655 Grant Street, 10th Floor Concord, CA 94520	Secretary	Renewed 1-Year Term since 2014	Secretary, GPS Funds I (2006-2013 and May 2014-present), GPS Funds II (2011-2013 and May 2014- present), Savos (2009-2010 and May 2014-present) Deputy Chief Compliance Officer, GPS Funds I (2009-present), GPS Funds II (2011-present) and GVIT (2009-2012); Senior Compliance Officer, AssetMark (2005-2009).

*	Ms. Hansen is a Trustee who is an “interested person” of the Trusts as defined in the 1940 Act because she is an officer of AssetMark or certain of its affiliates.
**	Each Officer of the Trusts serves at the pleasure of the Board.

The Statement of Additional Information includes additional information about the Funds’ Trustees and is available free of charge upon request by calling the Funds toll free at (888) 278-5809.

4.	Proxy Voting Policies and Procedures and Proxy Voting Record (Unaudited)

A description of the policies and procedures that the Funds use to determine how to vote proxies related to the Funds’ portfolio securities as well as information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (888) 278-5809. Furthermore, you can obtain the Fund’s proxy voting records on the SEC’s website at http://www.sec.gov.

5.	Availability of Quarterly Portfolio Holdings Schedules (Unaudited)

The Funds file their complete schedules of portfolio holdings with the SEC for their first and third fiscal quarters on Part F of Form N-PORT. Once filed, the Funds’ Part F of Form N-PORT is available without charge, upon request on the SEC’s website (http://www.sec.gov) and is available by calling (888) 278-5809.

GuideMark® Funds

GuidePath® Funds

GUIDEMARK® FUNDS & GUIDEPATH® FUNDS

GuideMark® Large Cap Core Fund

GuideMark® Emerging Markets Fund

GuideMark® Small/Mid Cap Core Fund

GuideMark® World ex-US Fund

GuideMark® Core Fixed Income Fund

GuideMark® Tax-Exempt Fixed Income Fund

GuideMark® Opportunistic Fixed Income Fund

GuidePath® Growth Allocation Fund

GuidePath® Conservative Allocation Fund

GuidePath® Tactical Allocation Fund

GuidePath® Absolute Return Allocation Fund

GuidePath® Multi-Asset Income Allocation Fund

GuidePath® Flexible Income Allocation Fund

GuidePath® Managed Futures Strategy Fund

GuidePath® Conservative Income Fund

GuidePath® Income Fund

GuidePath® Growth and Income Fund

Investment Advisor

AssetMark, Inc.

1655 Grant Street, 10th Floor

Concord, CA 94520

Legal Counsel

Stradley Ronon Stevens & Young, LLP

2005 Market Street, Suite 2600

Philadelphia, PA 19103

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.

342 North Water St.

Suite 830

Milwaukee, WI 53202

Transfer Agent, Fund Accountant and Fund Administrator

U.S. Bancorp Fund Services, LLC,

doing business as U.S. Bank Global Fund Services

615 East Michigan Street

Milwaukee, WI 53202

Custodian

U.S. Bank, N.A.

1555 North RiverCenter Drive, Suite 302

Milwaukee, WI 53212

Distributor

AssetMark BrokerageTM, LLC

1655 Grant Street, 10th Floor

Concord, CA 94520

This document must be preceded or accompanied by a free prospectus. Investors should consider the Funds’ investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Funds. Please read the prospectus carefully before you invest or send money.

Semi-Annual Report

September 30, 2019

Item 2.	Code of Ethics.

Not applicable for semi-annual reports.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6.	Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

None.

Item 11.	Controls and Procedures.

(a)

The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b)

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or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13.	Exhibits.

(a)

(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable for semi-annual reports.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) GPS Funds II

By (Signature and Title) /s/ Carrie E. Hansen
Carrie E. Hansen, Principal Executive Officer/President

Date 11/12/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Carrie E. Hansen
Carrie E. Hansen, Principal Executive Officer/President

Date 11/12/19

By (Signature and Title) /s/ Patrick R. Young
Patrick R. Young, Principal Financial Officer/Treasurer/Vice President

Date 11/12/19

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